Schedule of Investments Core Bond Fund^ (Unaudited)
July 31, 2025

Principal Amount		Value
U.S. Treasury Obligations 13.7%
	U.S. Treasury Bonds
$11,540,000	2.00%, due 11/15/2041 - 8/15/2051	$6,925,644
4,360,000	3.13%, due 2/15/2042	3,524,447
26,425,000	4.63%, due 5/15/2044 - 2/15/2055	25,449,241
2,175,000	2.50%, due 2/15/2045	1,512,899
3,660,000	2.25%, due 8/15/2046	2,369,707
14,195,000	3.38%, due 11/15/2048	11,091,507
4,420,000	4.25%, due 8/15/2054	3,975,238
13,415,000	4.75%, due 5/15/2055	13,121,547
	U.S. Treasury Notes
9,305,000	4.38%, due 12/15/2026 - 5/15/2034	9,345,820
16,700,000	4.00%, due 1/15/2027	16,686,953
24,735,000	4.13%, due 10/31/2027 - 7/31/2028	24,850,692
10,970,000	3.63%, due 3/31/2028	10,897,581
2,975,000	4.88%, due 10/31/2028	3,062,739
3,975,000	1.38%, due 11/15/2031	3,380,147
2,240,000	3.50%, due 2/15/2033	2,141,125
2,405,000	4.63%, due 2/15/2035	2,457,234
14,370,000	4.25%, due 5/15/2035	14,244,263
Total U.S. Treasury Obligations (Cost $154,840,736)		155,036,784
U.S. Government Agency Securities 0.5%
1,985,000	Federal National Mortgage Association Principal Strip, 0.00%, due 7/15/2037	1,105,032 (a)
	Tennessee Valley Authority
2,160,000	5.25%, due 2/1/2055	2,091,666
2,005,000	4.88%, due 5/15/2035	2,034,044
Total U.S. Government Agency Securities (Cost $5,517,401)		5,230,742

Mortgage-Backed Securities 37.8%
Collateralized Mortgage Obligations 4.5%
	Angel Oak Mortgage Trust
53,109	Series 2019-6, Class A1, 2.62%, due 11/25/2059	52,172 (b)(c)
693,352	Series 2021-3, Class A1, 1.07%, due 5/25/2066	587,449 (b)(c)
101,392	Series 2022-5, Class A1, 4.50%, due 5/25/2067	100,177 (b)
	Chase Home Lending Mortgage Trust
602,371	Series 2024-2, Class A6A, 6.00%, due 2/25/2055	603,179 (b)(c)
1,225,224	Series 2024-4, Class A6, 6.00%, due 3/25/2055	1,228,900 (b)(c)
1,944,911	Series 2024-11, Class A4, 6.00%, due 11/25/2055	1,961,995 (b)(c)
2,030,180	Series 2025-1, Class A4, 6.00%, due 11/25/2055	2,045,957 (b)(c)
1,774,188	COOPR Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.65%, due 5/25/2060	1,781,533 (b)
497,655	Cross Mortgage Trust, Series 2024-H8, Class A1, 5.55%, due 12/25/2069	498,133 (b)(c)
2,000,365	EFMT, Series 2024-INV2, Class A1, 5.04%, due 10/25/2069	1,982,127 (b)
311,179	Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, due 1/25/2067	269,713 (b)(c)
	Federal Home Loan Mortgage Corp. REMIC
1,128,906	Series 4018, Class HS, (6.34% - 30 day USD SOFR Average), 2.00%, due 3/15/2042	156,201 (d)(e)
707,820	Series 4159, Class KS, (6.04% - 30 day USD SOFR Average), 1.70%, due 1/15/2043	78,552 (d)(e)
	Federal Home Loan Mortgage Corp. STACR REMIC Trust
1,100,000	Series 2021-DNA7, Class M2, (30 day USD SOFR Average + 1.80%), 6.15%, due 11/25/2041	1,107,909 (b)(d)
550,000	Series 2022-DNA1, Class M2, (30 day USD SOFR Average + 2.50%), 6.85%, due 1/25/2042	560,090 (b)(d)
1,325,000	Series 2022-DNA3, Class M1B, (30 day USD SOFR Average + 2.90%), 7.25%, due 4/25/2042	1,365,015 (b)(d)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Collateralized Mortgage Obligations – cont'd
$31,000	Series 2022-DNA4, Class M1B, (30 day USD SOFR Average + 3.35%), 7.70%, due 5/25/2042	$32,240 (b)(d)
1,050,000	Series 2022-DNA6, Class M2, (30 day USD SOFR Average + 5.75%), 10.10%, due 9/25/2042	1,147,577 (b)(d)
2,645,000	Series 2024-DNA2, Class M2, (30 day USD SOFR Average + 1.70%), 6.05%, due 5/25/2044	2,670,630 (b)(d)
Federal National Mortgage Association Connecticut Avenue Securities Trust
1,575,000	Series 2022-R01, Class 1M2, (30 day USD SOFR Average + 1.90%), 6.25%, due 12/25/2041	1,592,073 (b)(d)
2,161,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 7.45%, due 3/25/2042	2,227,342 (b)(d)
1,540,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 7.85%, due 3/25/2042	1,595,348 (b)(d)
1,312,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 9.00%, due 6/25/2042	1,395,325 (b)(d)
475,000	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 7.95%, due 7/25/2042	495,487 (b)(d)
2,118,000	Series 2024-R04, Class 1M2, (30 day USD SOFR Average + 1.65%), 6.00%, due 5/25/2044	2,128,479 (b)(d)
465,205	Series 2025-R04, Class 1M1, (30 day USD SOFR Average + 1.20%), 5.55%, due 5/25/2045	466,291 (b)(d)
1,410,559	Federal National Mortgage Association Interest Strip, Series 418, Class C24, 4.00%, due 8/25/2043	256,954 (e)
Federal National Mortgage Association REMIC
1,213,692	Series 2013-6, Class SB, (5.99% - 30 day USD SOFR Average), 1.64%, due 2/25/2043	127,268 (d)(e)
704,206	Series 2016-32, Class LI, 3.50%, due 6/25/2046	116,316 (e)
GCAT Trust
296,069	Series 2019-NQM3, Class A1, 3.69%, due 11/25/2059	286,365 (b)(c)
1,015,197	Series 2021-NQM5, Class A1, 1.26%, due 7/25/2066	848,924 (b)(c)
Government National Mortgage Association REMIC
1,287,505	Series 2013-5, Class BI, 3.50%, due 1/20/2043	201,766 (e)
1,752,876	Series 2013-23, Class IT, 3.50%, due 2/20/2043	274,021 (e)
594,890	Series 2016-77, Class TS, (6.04% - 1 mo. USD Term SOFR), 1.68%, due 12/20/2044	51,394 (d)(e)
1,418,994	Series 2020-112, Class KA, 1.00%, due 8/20/2050	1,070,063
3,108,553	Series 2021-26, Class AI, 2.00%, due 2/20/2051	400,162 (e)
1,206,100	Series 2021-103, Class HE, 2.00%, due 6/20/2051	990,666
280,904	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A2, 6.00%, due 7/25/2054	281,145 (b)(c)
New Residential Mortgage Loan Trust
112,893	Series 2019-NQM5, Class A1, 2.71%, due 11/25/2059	106,579 (b)(c)
2,421,778	Series 2025-NQM3, Class A3, 5.99%, due 5/25/2065	2,429,574 (b)
OBX Trust
1,112,250	Series 2025-NQM7, Class A1, 5.56%, due 5/25/2055	1,114,348 (b)
914,347	Series 2025-NQM7, Class A2, 5.76%, due 5/25/2055	917,735 (b)
156,001	Series 2024-NQM4, Class A1, 6.07%, due 1/25/2064	156,882 (b)
1,154,017	Series 2024-NQM6, Class A1, 6.45%, due 2/25/2064	1,165,264 (b)
1,408,462	Series 2024-NQM14, Class A1, 4.94%, due 9/25/2064	1,396,910 (b)
Starwood Mortgage Residential Trust
577,920	Series 2021-3, Class A1, 1.13%, due 6/25/2056	503,603 (b)(c)
1,080,185	Series 2021-6, Class A1, 1.92%, due 11/25/2066	947,304 (b)(c)
Towd Point Mortgage Trust
52,848	Series 2017-2, Class A2, 3.25%, due 4/25/2057	52,591 (b)(c)
2,046,094	Series 2022-4, Class A1, 3.75%, due 9/25/2062	1,947,745 (b)
Verus Securitization Trust
813,691	Series 2021-3, Class A1, 1.05%, due 6/25/2066	709,807 (b)(c)
1,204,960	Series 2021-6, Class A1, 1.63%, due 10/25/2066	1,045,930 (b)(c)
1,439,216	Series 2024-4, Class A1, 6.22%, due 6/25/2069	1,450,586 (b)
2,335,833	Series 2025-3, Class A1, 5.62%, due 5/25/2070	2,345,439 (b)
1,271,000	Series 2025-6, Class A1, 5.42%, due 7/25/2070	1,269,844 (b)
50,595,079
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Mortgage-Backed 7.6%
$456,000	ALA Trust, Series 2025-OANA, Class C, (1 mo. USD Term SOFR + 2.09%), 6.43%, due 6/15/2040	$458,565 (b)(d)
BANK
1,273,000	Series 2022-BNK39, Class A4, 2.93%, due 2/15/2055	1,130,926 (c)
450,000	Series 2023-BNK45, Class A5, 5.20%, due 2/15/2056	453,040
640,000	Series 2022-BNK41, Class A4, 3.79%, due 4/15/2065	598,814 (c)
BANK5
513,000	Series 2023-5YR2, Class C, 7.16%, due 7/15/2056	527,816 (c)
1,533,000	Series 2024-5YR12, Class C, 6.30%, due 12/15/2057	1,571,388 (c)
BBCMS Mortgage Trust
1,062,000	Series 2022-C18, Class A5, 5.71%, due 12/15/2055	1,107,303 (c)
1,393,000	Series 2023-C19, Class A5, 5.45%, due 4/15/2056	1,425,173
547,000	Series 2023-C20, Class A5, 5.58%, due 7/15/2056	565,038
180,779	Series 2023-C22, Class A5, 6.80%, due 11/15/2056	200,236 (c)
539,000	Series 2024-C26, Class A5, 5.83%, due 5/15/2057	568,252
1,501,000	Series 2024-5C27, Class A3, 6.01%, due 7/15/2057	1,566,941
235,000	Series 2024-5C31, Class AS, 5.85%, due 12/15/2057	241,171 (c)
321,000	Series 2025-5C34, Class C, 6.81%, due 5/15/2058	335,857 (c)
Benchmark Mortgage Trust
10,789,444	Series 2021-B26, Class XA, 0.88%, due 6/15/2054	373,538 (c)(e)
441,234	Series 2021-B31, Class A5, 2.67%, due 12/15/2054	386,617
1,079,000	Series 2023-V2, Class C, 6.77%, due 5/15/2055	1,098,249 (c)
1,114,000	Series 2023-B39, Class A4, 5.50%, due 7/15/2056	1,150,222
796,000	Series 2023-V3, Class C, 7.17%, due 7/15/2056	810,387 (c)
1,533,868	Series 2023-B40, Class A5, 6.05%, due 12/15/2056	1,635,528
139,000	BMO Mortgage Trust, Series 2023-C7, Class A5, 6.16%, due 12/15/2056	147,966
BX Commercial Mortgage Trust
519,681	Series 2021-VOLT, Class C, (1 mo. USD Term SOFR + 1.21%), 5.56%, due 9/15/2036	517,570 (b)(d)
1,840,773	Series 2021-VOLT, Class D, (1 mo. USD Term SOFR + 1.76%), 6.11%, due 9/15/2036	1,835,100 (b)(d)
BX Trust
1,918,000	Series 2024-VLT4, Class C, (1 mo. USD Term SOFR + 2.14%), 6.48%, due 7/15/2029	1,916,202 (b)(d)
1,847,793	Series 2025-ROIC, Class C, (1 mo. USD Term SOFR + 1.54%), 5.89%, due 3/15/2030	1,836,255 (b)(d)
1,730,000	Series 2019-OC11, Class C, 3.86%, due 12/9/2041	1,621,535 (b)
1,667,000	Series 2025-GW, Class C, (1 mo. USD Term SOFR + 2.10%), 6.44%, due 7/15/2042	1,670,647 (b)(d)
1,703,000	Series 2025-VLT7, Class C, (1 mo. USD Term SOFR + 2.35%), 6.65%, due 7/15/2044	1,707,790 (b)(d)
2,119,000	Series 2025-LIFE, Class A, 5.88%, due 6/13/2047	2,133,417 (b)(c)
1,445,049	Citigroup Commercial Mortgage Trust, Series 2022-GC48, Class A5, 4.58%, due 5/15/2054	1,419,939 (c)
COMM Mortgage Trust
1,469,000	Series 2024-CBM, Class C, 7.15%, due 12/10/2041	1,494,581 (b)(c)
84,301	Series 2014-UBS3, Class XA, 0.61%, due 6/10/2047	1 (c)(e)
1,106,000	CONE Trust, Series 2024-DFW1, Class A, (1 mo. USD Term SOFR + 1.64%), 5.98%, due 8/15/2041	1,105,310 (b)(d)
14,271,789	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class XA, 0.80%, due 11/15/2048	143 (c)(e)
2,124,000	Fashion Show Mall LLC, Series 2024-SHOW, Class A, 5.10%, due 10/10/2041	2,130,997 (b)(c)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
19,574,839	Series KW03, Class X1, 0.77%, due 6/25/2027	210,895 (c)(e)
2,699,329	Series K512, Class A2, 5.00%, due 11/25/2028	2,749,769
63,186,000	Series K088, Class XAM, 0.42%, due 1/25/2029	918,996 (c)(e)
2,947,374	Series K088, Class A2, 3.69%, due 1/25/2029	2,895,645
22,433,091	Series K090, Class X1, 0.71%, due 2/25/2029	506,725 (c)(e)
10,000,000	Series K098, Class XAM, 1.39%, due 8/25/2029	500,071 (c)(e)
4,916,000	Series K540, Class A2, 4.51%, due 2/25/2030	4,945,428 (c)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Mortgage-Backed – cont'd
$2,983,000	Series K117, Class A2, 1.41%, due 8/25/2030	$2,596,474
1,607,526	FIVE Mortgage Trust, Series 2023-V1, Class B, 6.30%, due 2/10/2056	1,644,482 (c)
FREMF Mortgage Trust
2,055,188	Series K760, Class A2, 4.55%, due 1/25/2032	2,062,083 (c)
2,870,000	Series K-171, Class A2, 4.40%, due 6/25/2035	2,792,718 (c)
GS Mortgage Securities Trust
950,000	Series 2019-GC42, Class A4, 3.00%, due 9/10/2052	879,281
1,200,000	Series 2019-GSA1, Class A4, 3.05%, due 11/10/2052	1,123,196
1,274,000	Hudson Yards Mortgage Trust, Series 2025-SPRL, Class C, 5.95%, due 1/13/2040	1,305,747 (b)(c)
2,086,000	INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1 mo. USD Term SOFR + 2.25%), 6.59%, due 3/15/2042	2,080,787 (b)(d)
IP Mortgage Trust
554,000	Series 2025-IP, Class A, 5.25%, due 6/10/2042	557,934 (b)(c)
826,000	Series 2025-IP, Class C, 5.83%, due 6/10/2042	829,349 (b)(c)
1,432,000	IRV Trust, Series 2025-200P, Class C, 5.73%, due 3/14/2047	1,413,571 (b)(c)
JP Morgan Chase Commercial Mortgage Securities Trust
580,000	Series 2022-OPO, Class A, 3.02%, due 1/5/2039	527,780 (b)
736,000	Series 2022-OPO, Class B, 3.38%, due 1/5/2039	656,998 (b)
1,529,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class C, 2.33%, due 9/10/2039	1,429,542 (b)(c)
1,341,761	MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.01%, due 12/15/2056	1,429,538 (c)
1,635,000	NY Commercial Mortgage Trust, Series 2025-299P, Class C, 6.17%, due 2/10/2047	1,657,478 (b)(c)
NYC Commercial Mortgage Trust
958,000	Series 2025-3BP, Class C, (1 mo. USD Term SOFR + 1.89%), 6.23%, due 2/15/2042	955,307 (b)(d)
1,040,000	Series 2025-300P, Class C, 5.47%, due 7/13/2042	1,033,178 (b)(c)
1,633,000	ONNI Commercial Mortgage Trust, Series 2024-APT, Class D, 7.00%, due 7/15/2039	1,680,491 (b)(c)
1,024,000	ORL Trust, Series 2024-GLKS, Class A, (1 mo. USD Term SOFR + 1.49%), 5.83%, due 12/15/2039	1,024,908 (b)(d)
488,000	PRM Trust, Series 2025-PRM6, Class D, 5.68%, due 7/5/2033	483,631 (b)(c)
2,330,000	RFR Trust, Series 2025-SGRM, Class A, 5.38%, due 3/11/2041	2,363,836 (b)(c)
2,416,000	ROCK Trust, Series 2024-CNTR, Class A, 5.39%, due 11/13/2041	2,460,522 (b)
1,113,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, (1 mo. USD Term SOFR + 1.24%), 5.58%, due 12/15/2039	1,114,043 (b)(d)
1,197,000	TEXAS Commercial Mortgage Trust, Series 2025-TWR, Class A, (1 mo. USD Term SOFR + 1.29%), 5.64%, due 4/15/2042	1,197,000 (b)(d)
1,350,000	Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI, Class A, 5.31%, due 7/15/2035	1,357,008 (b)(c)
WF-RBS Commercial Mortgage Trust
1,333,531	Series 2014-C22, Class XA, 0.25%, due 9/15/2057	248 (c)(e)
417,209	Series 2014-C22, Class AS, 4.07%, due 9/15/2057	395,255 (c)
85,522,428
Federal Home Loan Mortgage Corp. 10.9%
Pass-Through Certificates
4,083,040	2.00%, due 2/1/2051 - 3/1/2052	3,212,354
26,326,709	2.50%, due 7/1/2050 - 10/1/2053	21,691,895
14,320,729	3.00%, due 8/1/2046 - 2/1/2053	12,363,160
4,222,456	3.50%, due 3/1/2046 - 8/1/2052	3,800,130
8,093,965	4.00%, due 11/1/2047 - 1/1/2054	7,483,021
8,373,120	4.50%, due 6/1/2039 - 1/1/2054	7,970,785
17,415,388	5.00%, due 3/1/2038 - 5/1/2055	16,998,332
27,303,624	5.50%, due 9/1/2052 - 3/1/2055	27,217,910
21,210,419	6.00%, due 12/1/2052 - 6/1/2055	21,539,521 (f)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Federal Home Loan Mortgage Corp. – cont'd
$1,443,977	6.50%, due 7/1/2053 - 2/1/2055	$1,492,299
		123,769,407
Federal National Mortgage Association 12.6%
	Pass-Through Certificates
8,794,618	2.00%, due 9/1/2050 - 2/1/2052	6,934,683
40,426,702	2.50%, due 8/1/2050 - 9/1/2052	33,280,281
23,914,118	3.00%, due 10/1/2041 - 9/1/2052	20,636,838
8,642,440	3.50%, due 8/1/2043 - 2/1/2053	7,776,541
7,473,526	4.00%, due 6/1/2046 - 1/1/2055	6,924,804
7,973,311	4.50%, due 4/1/2034 - 12/1/2053	7,605,688
27,745,405	5.00%, due 6/1/2033 - 11/1/2054	27,098,997
20,088,147	5.50%, due 11/1/2052 - 7/1/2055	20,028,653
10,410,770	6.00%, due 4/1/2053 - 10/1/2054	10,574,358
1,527,913	6.50%, due 12/1/2053 - 7/1/2055	1,578,189
		142,439,032
Government National Mortgage Association 2.2%
	Pass-Through Certificates
3,124,273	2.50%, due 7/20/2050 - 4/20/2052	2,629,881
4,745,652	4.50%, due 3/20/2052 - 4/20/2055	4,524,312
7,222,339	5.00%, due 9/20/2052 - 2/20/2055	7,072,656
7,838,676	5.50%, due 11/20/2052 - 4/20/2055	7,841,645 (f)
2,343,735	6.00%, due 12/20/2052 - 2/20/2055	2,380,965
		24,449,459
Total Mortgage-Backed Securities (Cost $444,268,709)		426,775,405
Asset-Backed Securities 13.3%
Automobiles 2.3%
852,341	Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class C, 5.22%, due 9/15/2032	852,493 (b)
	Avis Budget Rental Car Funding AESOP LLC
1,186,000	Series 2021-2A, Class A, 1.66%, due 2/20/2028	1,139,483 (b)
723,000	Series 2021-2A, Class B, 1.90%, due 2/20/2028	692,803 (b)
640,000	Series 2025-1A, Class B, 5.24%, due 8/20/2029	643,343 (b)
1,979,000	BMW Vehicle Owner Trust, Series 2025-A, Class A3, 4.56%, due 9/25/2029	1,987,307
978,463	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.29%, due 7/26/2032	992,446 (b)
2,041,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class C, 5.09%, due 5/15/2031	2,051,475
1,619,000	GM Financial Consumer Automobile Receivables Trust, Series 2025-1, Class A3, 4.62%, due 12/17/2029	1,629,860
2,351,000	Honda Auto Receivables Owner Trust, Series 2025-1, Class A3, 4.57%, due 9/21/2029	2,366,056
	Huntington Bank Auto Credit-Linked Notes
560,824	Series 2024-1, Class B1, 6.15%, due 5/20/2032	567,892 (b)
606,810	Series 2024-2, Class B1, 5.44%, due 10/20/2032	610,708 (b)
836,000	M&T Bank Auto Receivables Trust, Series 2025-1A, Class A3, 4.73%, due 6/17/2030	841,897 (b)
1,165,000	Nissan Auto Lease Trust, Series 2025-A, Class A3, 4.75%, due 3/15/2028	1,172,738
2,788,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class B, 4.88%, due 3/17/2031	2,802,133
2,795,000	SCCU Auto Receivables Trust, Series 2025-1A, Class A3, 4.57%, due 1/15/2031	2,792,244 (b)(g)
694,622	U.S. Bank NA, Series 2023-1, Class B, 6.79%, due 8/25/2032	702,002 (b)
	Westlake Automobile Receivables Trust
2,206,000	Series 2025-1A, Class C, 5.14%, due 10/15/2030	2,225,667 (b)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Automobiles – cont'd
$1,682,000	Series 2025-2A, Class C, 4.85%, due 1/15/2031	$1,684,594 (b)
25,755,141
Home Equity 0.2%
7,440	Chase Funding Trust, Series 2004-1, Class 2A2, (1 mo. USD Term SOFR + 0.57%), 4.93%, due 12/25/2033	7,374 (d)
JP Morgan Mortgage Trust
712,009	Series 2023-HE2, Class A1, (30 day USD SOFR Average + 1.70%), 6.05%, due 3/20/2054	715,971 (b)(d)
310,100	Series 2023-HE3, Class A1, (30 day USD SOFR Average + 1.60%), 5.95%, due 5/20/2054	311,920 (b)(d)
806,492	Series 2024-HE1, Class A1, (30 day USD SOFR Average + 1.50%), 5.85%, due 8/25/2054	809,624 (b)(d)
1,844,889
Other 10.3%
800,000	522 Funding CLO Ltd., Series 2019-5A, Class AR, (3 mo. USD Term SOFR + 1.33%), 5.65%, due 4/15/2035	801,319 (b)(d)
4,550,000	AIMCO CLO, Series 2017-AA, Class AR2, (3 mo. USD Term SOFR + 1.14%), 5.47%, due 1/20/2038	4,545,598 (b)(d)
1,051,207	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 7/17/2046	964,151 (b)
3,000,000	Bain Capital Credit CLO Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.52%), 5.84%, due 7/15/2037	3,014,438 (b)(d)
2,347,000	Barings Equipment Finance LLC, Series 2025-A, Class A3, 4.82%, due 8/13/2032	2,374,670 (b)
898,750	Beacon Container Finance II LLC, Series 2021-1A, Class A, 2.25%, due 10/22/2046	824,306 (b)
Blue Stream Issuer LLC
500,000	Series 2023-1A, Class A2, 5.40%, due 5/20/2053	501,547 (b)
1,098,000	Series 2024-1A, Class A2, 5.41%, due 11/20/2054	1,101,312 (b)
Business Jet Securities LLC
1,498,748	Series 2024-1A, Class A, 6.20%, due 5/15/2039	1,526,061 (b)
267,923	Series 2024-2A, Class A, 5.36%, due 9/15/2039	266,962 (b)
4,250,000	Canyon Capital CLO Ltd., Series 2022-2A, Class A1R, (3 mo. USD Term SOFR + 1.18%), 5.50%, due 4/15/2038	4,248,525 (b)(d)
2,258,603	Castlelake Aircraft Structured Trust, Series 2025-1A, Class A, 5.78%, due 2/15/2050	2,277,465 (b)
Cloud Capital Holdco LP
1,249,000	Series 2024-1A, Class A2, 5.78%, due 11/22/2049	1,262,940 (b)
811,000	Series 2024-2A, Class A2, 5.92%, due 11/22/2049	824,570 (b)
2,102,000	Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-1A, Class A2, 6.00%, due 5/20/2055	2,144,076 (b)
1,003,528	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, due 1/20/2031	1,009,183 (b)
CyrusOne Data Centers Issuer I LLC
2,594,000	Series 2023-2A, Class A2, 5.56%, due 11/20/2048	2,611,337 (b)
346,000	Series 2024-1A, Class A2, 4.76%, due 3/22/2049	339,600 (b)
Eaton Vance CLO Ltd.
1,000,000	Series 2013-1A, Class A13R, (3 mo. USD Term SOFR + 1.51%), 5.83%, due 1/15/2034	1,000,000 (b)(d)
1,000,000	Series 2013-1A, Class AR4, (1.34% - 3 mo. USD Term SOFR, Floor 1.34%), 0.00%, due 10/15/2038	1,000,000 (b)(d)(g)
1,900,000	Elmwood CLO III Ltd., Series 2019-3A, Class A1RR, (3 mo. USD Term SOFR + 1.38%), 5.71%, due 7/18/2037	1,905,877 (b)(d)
1,000,000	Empower CLO Ltd., Series 2022-1A, Class A1R, (3 mo. USD Term SOFR + 1.39%), 5.72%, due 10/20/2037	1,003,627 (b)(d)
Foundation Finance Trust
1,262,951	Series 2024-2A, Class A, 4.60%, due 3/15/2050	1,255,414 (b)
677,000	Series 2025-2A, Class A, 4.67%, due 4/15/2052	673,934 (b)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$2,275,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, due 8/20/2053	$2,303,616 (b)
1,726,000	GreatAmerica Leasing Receivables Funding LLC, Series 2025-1, Class A3, 4.49%, due 4/16/2029	1,720,944 (b)
2,500,000	Greenacre Park CLO LLC, Series 2021-2A, Class AR, (3 mo. USD Term SOFR + 1.37%), 5.67%, due 7/20/2037	2,509,367 (b)(d)
1,000,000	HalseyPoint CLO 5 Ltd., Series 2021-5A, Class A1A, (3 mo. USD Term SOFR + 1.47%), 5.78%, due 1/30/2035	1,001,300 (b)(d)
Hilton Grand Vacations Trust
1,041,536	Series 2022-2A, Class A, 4.30%, due 1/25/2037	1,028,836 (b)
475,877	Series 2024-1B, Class A, 5.75%, due 9/15/2039	481,344 (b)
1,431,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	1,448,030 (b)
1,000,000	Katayma CLO II Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.65%), 5.98%, due 4/20/2037	1,004,162 (b)(d)
1,137,000	Kubota Credit Owner Trust, Series 2024-1A, Class A3, 5.19%, due 7/17/2028	1,149,390 (b)
2,590,000	Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, due 9/20/2065	2,589,979 (b)(g)
1,000,000	Magnetite XXIII Ltd., Series 2019-23A, Class AR, (3 mo. USD Term SOFR + 1.39%), 5.71%, due 1/25/2035	1,002,057 (b)(d)
900,000	Magnetite XXIV Ltd., Series 2019-24A, Class AR, (3 mo. USD Term SOFR + 1.31%), 5.63%, due 4/15/2035	901,604 (b)(d)
2,325,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class A2, 5.40%, due 8/20/2055	2,324,807 (b)(g)
3,000,000	Morgan Stanley Eaton Vance CLO Ltd., Series 2025-21A, Class A1, (3 mo. USD Term SOFR + 1.17%), 5.28%, due 4/15/2038	2,997,589 (b)(d)
MVW LLC
423,267	Series 2021-2A, Class A, 1.43%, due 5/20/2039	401,306 (b)
430,313	Series 2021-2A, Class B, 1.83%, due 5/20/2039	407,847 (b)
1,508,762	Series 2023-1A, Class A, 4.93%, due 10/20/2040	1,512,675 (b)
1,515,816	Series 2024-2A, Class A, 4.43%, due 3/20/2042	1,503,895 (b)
714,344	Series 2025-1A, Class B, 5.21%, due 9/22/2042	712,561 (b)
581,289	Series 2025-1A, Class C, 5.75%, due 9/22/2042	580,709 (b)
1,061,807	Series 2024-1A, Class A, 5.32%, due 2/20/2043	1,076,418 (b)
2,415,000	OHA Credit Partners XVII Ltd., Series 2024-17A, Class A, (3 mo. USD Term SOFR + 1.32%), 5.65%, due 1/18/2038	2,422,241 (b)(d)
1,616,000	OneMain Financial Issuance Trust, Series 2023-2A, Class A1, 5.84%, due 9/15/2036	1,646,320 (b)
1,709,470	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.70%, due 12/20/2032	1,723,997 (b)
PFS Financing Corp.
681,000	Series 2024-D, Class A, 5.34%, due 4/15/2029	690,260 (b)
2,135,000	Series 2025-B, Class A, 4.85%, due 2/15/2030	2,154,055 (b)
2,525,000	Series 2025-D, Class A, 4.47%, due 5/15/2030	2,524,138 (b)
1,533,642	Pk Alift Loan Funding 6 LP, Series 2025-1, Class A, 5.37%, due 11/15/2042	1,529,299 (b)
1,000,000	PPM CLO 3 Ltd., Series 2019-3A, Class AR, (3 mo. USD Term SOFR + 1.35%), 5.67%, due 4/17/2034	1,001,604 (b)(d)
1,600,000	Rad CLO 18 Ltd., Series 2023-18A, Class A1R, (3 mo. USD Term SOFR + 1.40%), 5.72%, due 7/15/2037	1,604,834 (b)(d)
1,000,000	Rad CLO 6 Ltd., Series 2019-6A, Class A1R, (3 mo. USD Term SOFR + 1.39%), 5.72%, due 10/20/2037	1,003,498 (b)(d)
1,000,000	Regatta XXVIII Funding Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.55%), 5.87%, due 4/25/2037	1,004,319 (b)(d)
201,000	SBA Tower Trust, 2.33%, due 7/15/2052	189,388 (b)
Sierra Timeshare Receivables Funding LLC
531,635	Series 2023-2A, Class A, 5.80%, due 4/20/2040	540,350 (b)
400,903	Series 2023-3A, Class A, 6.10%, due 9/20/2040	410,931 (b)
832,862	Series 2024-2A, Class B, 5.29%, due 6/20/2041	833,335 (b)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$2,084,148	Series 2024-1A, Class A, 5.15%, due 1/20/2043	$2,090,820 (b)
4,500,000	Sixth Street CLO XVII Ltd., Series 2021-17A, Class A1R, (3 mo. USD Term SOFR + 1.15%), 5.47%, due 4/17/2038	4,496,631 (b)(d)
1,435,000	Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, due 12/22/2031	1,443,983 (b)
2,254,000	Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, due 10/25/2048	2,266,837 (b)
1,697,175	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 7/30/2054	1,718,431 (b)
Taco Bell Funding LLC
1,116,563	Series 2016-1A, Class A23, 4.97%, due 5/25/2046	1,115,076 (b)
643,538	Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	613,696 (b)
500,000	Thayer Park CLO Ltd., Series 2017-1A, Class A1R, (3 mo. USD Term SOFR + 1.30%), 5.63%, due 4/20/2034	500,404 (b)(d)
1,653,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.98%, due 11/15/2027	1,674,028 (b)
1,000,000	Trestles CLO V Ltd., Series 2021-5A, Class A1R, (3 mo. USD Term SOFR + 1.25%), 5.58%, due 10/20/2034	1,002,307 (b)(d)
4,100,000	Trestles CLO VI Ltd., Series 2023-6A, Class A1R, (3 mo. USD Term SOFR + 1.18%), 5.50%, due 4/25/2038	4,098,607 (b)(d)
2,000,000	Trestles CLO VII Ltd., Series 2024-7A, Class A1, (3 mo. USD Term SOFR + 1.38%), 5.70%, due 10/25/2037	2,006,733 (b)(d)
2,427,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.88%, due 4/20/2055	2,471,704 (b)
1,375,409	Volofin Finance DAC, Series 2024-1A, Class A, 5.94%, due 6/15/2037	1,386,746 (b)
922,846	Willis Engine Structured Trust VIII, Series 2025-A, Class A, 5.58%, due 6/15/2050	926,863 (b)
1,173,000	Wireless PropCo Funding LLC, Series 2025-1A, Class A2, 4.07%, due 6/25/2055	1,110,253 (b)(h)
Ziply Fiber Issuer LLC
1,565,000	Series 2024-1A, Class A2, 6.64%, due 4/20/2054	1,600,266 (b)
496,000	Series 2024-1A, Class B, 7.81%, due 4/20/2054	511,930 (b)
116,449,232
Student Loan 0.5%
1,318,854	ELFI Graduate Loan Program LLC, Series 2024-A, Class A, 5.56%, due 8/25/2049	1,330,068 (b)
Navient Private Education Refi Loan Trust
316,248	Series 2021-BA, Class A, 0.94%, due 7/15/2069	286,980 (b)
397,625	Series 2021-CA, Class A, 1.06%, due 10/15/2069	360,106 (b)
1,191,904	Series 2021-EA, Class A, 0.97%, due 12/16/2069	1,063,945 (b)
1,292,985	Series 2021-GA, Class A, 1.58%, due 4/15/2070	1,158,011 (b)
1,665,918	Series 2024-A, Class A, 5.66%, due 10/15/2072	1,698,484 (b)
5,897,594
Telecommunications 0.0%‡
634,000	Crown Castle Towers LLC, 4.24%, due 7/15/2048	622,157 (b)
Total Asset-Backed Securities (Cost $150,148,731)		150,569,013

Corporate Bonds 31.1%
Aerospace & Defense 1.6%
Boeing Co.
4,379,000	5.04%, due 5/1/2027	4,404,374
1,504,000	3.90%, due 5/1/2049	1,090,100
8,779,000	5.81%, due 5/1/2050	8,472,515
1,985,000	General Dynamics Corp., 4.95%, due 8/15/2035	1,989,295
Northrop Grumman Corp.
935,000	4.65%, due 7/15/2030	940,772
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Aerospace & Defense – cont'd
$700,000	5.25%, due 7/15/2035	$711,151
17,608,207
Agriculture 1.3%
1,840,000	BAT Capital Corp., 6.25%, due 8/15/2055	1,858,897
3,020,000	Bunge Ltd. Finance Corp., 5.15%, due 8/4/2035	3,010,206
Imperial Brands Finance PLC
2,640,000	5.50%, due 2/1/2030	2,714,221 (b)
3,860,000	5.63%, due 7/1/2035	3,863,517 (b)
2,625,000	6.38%, due 7/1/2055	2,648,523 (b)
875,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, due 4/20/2035	902,862 (b)
14,998,226
Airlines 0.2%
1,725,877	United Airlines Pass-Through Trust, Class A, 5.88%, due 4/15/2029	1,758,732
Apparel 0.2%
1,985,000	Tapestry, Inc., 5.50%, due 3/11/2035	1,994,116
Auto Manufacturers 0.3%
3,025,000	General Motors Co., 6.80%, due 10/1/2027	3,146,550
Banks 7.7%
1,670,000	AIB Group PLC, 5.32%, due 5/15/2031	1,698,578 (b)(i)
4,200,000	Banco Santander SA, 6.92%, due 8/8/2033	4,574,086
8,625,000	Bank of America Corp., 5.51%, due 1/24/2036	8,838,235 (i)
2,575,000	Barclays PLC, 7.12%, due 6/27/2034	2,820,557 (i)
1,330,000	BPCE SA, 6.92%, due 1/14/2046	1,391,182 (b)(i)
Citigroup, Inc.
1,835,000	3.89%, due 1/10/2028	1,816,225 (i)
3,790,000	6.02%, due 1/24/2036	3,884,113 (i)
2,607,000	Deutsche Bank AG, 4.95%, due 8/4/2031	2,611,317 (g)(i)
11,395,000	Goldman Sachs Group, Inc., 5.54%, due 1/28/2036	11,649,882 (i)
1,345,000	HSBC Holdings PLC, 6.00%, due 5/22/2027	1,345,118 (i)(j)
JPMorgan Chase & Co.
8,335,000	5.50%, due 1/24/2036	8,551,375 (i)
6,920,000	5.57%, due 4/22/2036	7,146,146 (i)
2,430,000	5.58%, due 7/23/2036	2,461,481 (i)
Lloyds Banking Group PLC
3,695,000	5.59%, due 11/26/2035	3,763,598 (i)
2,710,000	6.07%, due 6/13/2036	2,772,929 (i)
Morgan Stanley
2,295,000	3.63%, due 1/20/2027	2,272,597
1,225,000	5.42%, due 7/21/2034	1,254,535 (i)
1,630,000	5.83%, due 4/19/2035	1,708,659 (i)
4,230,000	NatWest Group PLC, 5.12%, due 5/23/2031	4,294,007 (i)
PNC Financial Services Group, Inc.
2,040,000	5.58%, due 1/29/2036	2,091,983 (i)
1,080,000	5.37%, due 7/21/2036	1,091,192 (i)
695,000	Santander Holdings USA, Inc., 6.12%, due 5/31/2027	702,098 (i)
3,945,000	Societe Generale SA, 1.49%, due 12/14/2026	3,895,289 (b)(i)
1,265,000	UBS AG, 5.65%, due 9/11/2028	1,313,351
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Banks – cont'd
$2,730,000	Wells Fargo & Co., 5.50%, due 1/23/2035	$2,797,634 (i)
		86,746,167
Beverages 0.5%
890,000	Molson Coors Beverage Co., 4.20%, due 7/15/2046	705,628
	PepsiCo, Inc.
2,135,000	4.65%, due 7/23/2032	2,133,273
2,565,000	5.00%, due 7/23/2035	2,570,218
		5,409,119
Biotechnology 0.2%
2,470,000	Gilead Sciences, Inc., 4.75%, due 3/1/2046	2,201,423
Building Materials 0.2%
	Amrize Finance U.S. LLC
1,125,000	4.95%, due 4/7/2030	1,136,099 (b)
1,630,000	5.40%, due 4/7/2035	1,644,126 (b)
		2,780,225
Cosmetics - Personal Care 0.4%
1,320,000	Haleon U.S. Capital LLC, 3.63%, due 3/24/2032	1,234,692
2,830,000	L'Oreal SA, 5.00%, due 5/20/2035	2,854,502 (b)
		4,089,194
Diversified Financial Services 0.7%
	Capital One Financial Corp.
1,145,000	5.88%, due 7/26/2035	1,182,341 (i)
6,720,000	6.18%, due 1/30/2036	6,898,801 (i)
		8,081,142
Electric 2.7%
2,385,000	Ameren Corp., 5.38%, due 3/15/2035	2,401,587
1,205,000	Ameren Illinois Co., 5.63%, due 3/1/2055	1,196,312
1,310,000	Dominion Energy, Inc., 5.00%, due 6/15/2030	1,332,249
700,000	Jersey Central Power & Light Co., 5.10%, due 1/15/2035	697,114
1,870,000	National Grid PLC, 5.42%, due 1/11/2034	1,904,167
	NextEra Energy Capital Holdings, Inc.
1,515,000	4.90%, due 2/28/2028	1,530,573
2,105,000	5.45%, due 3/15/2035	2,141,590
2,371,000	NYSEG Storm Funding LLC, 4.71%, due 5/1/2029	2,377,751
	Pacific Gas & Electric Co.
1,385,000	6.40%, due 6/15/2033	1,461,306
1,815,000	6.95%, due 3/15/2034	1,974,483
1,175,000	5.70%, due 3/1/2035	1,178,952
2,815,000	4.95%, due 7/1/2050	2,326,373
	Pinnacle West Capital Corp.
1,602,000	4.90%, due 5/15/2028	1,616,236
930,000	5.15%, due 5/15/2030	948,035
3,198,000	Public Service Co. of Oklahoma, 5.20%, due 1/15/2035	3,190,838
830,000	Public Service Enterprise Group, Inc., 4.90%, due 3/15/2030	840,928
2,290,000	San Diego Gas & Electric Co., 5.40%, due 4/15/2035	2,334,654
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Electric – cont'd
$725,000	Southern California Edison Co., 2.50%, due 6/1/2031	$630,495
		30,083,643
Entertainment 1.1%
	Warnermedia Holdings, Inc.
19,008,000	5.05%, due 3/15/2042	12,705,898
265,000	5.14%, due 3/15/2052	163,672
		12,869,570
Food 0.1%
1,405,000	Campbell's Co., 4.75%, due 3/23/2035	1,343,102
Food Service 0.3%
	Sodexo, Inc.
1,615,000	5.15%, due 8/15/2030	1,635,957 (b)
1,380,000	5.80%, due 8/15/2035	1,411,740 (b)
		3,047,697
Gas 0.1%
1,915,000	Southern Co. Gas Capital Corp., 1.75%, due 1/15/2031	1,643,423
Healthcare - Products 0.0%‡
495,000	GE HealthCare Technologies, Inc., 4.80%, due 8/14/2029	500,658
Healthcare - Services 0.8%
	HCA, Inc.
1,005,000	5.45%, due 4/1/2031	1,032,959
4,480,000	3.50%, due 7/15/2051	2,945,889
	UnitedHealth Group, Inc.
1,755,000	4.40%, due 6/15/2028	1,756,032
3,040,000	4.65%, due 1/15/2031	3,042,089
690,000	5.95%, due 6/15/2055	690,089
		9,467,058
Insurance 0.6%
	Arthur J Gallagher & Co.
350,000	4.85%, due 12/15/2029	353,097
2,355,000	5.15%, due 2/15/2035	2,341,225
870,000	5.55%, due 2/15/2055	820,736
	Travelers Cos., Inc.
750,000	5.05%, due 7/24/2035	751,845
1,955,000	5.70%, due 7/24/2055	1,968,334
		6,235,237
Internet 0.5%
	Alphabet, Inc.
2,620,000	5.25%, due 5/15/2055	2,570,752
755,000	5.30%, due 5/15/2065	733,115
1,255,000	Meta Platforms, Inc., 5.55%, due 8/15/2064	1,217,575
635,000	Uber Technologies, Inc., 5.35%, due 9/15/2054	593,194
		5,114,636
Investment Companies 0.1%
1,575,000	Blackstone Private Credit Fund, 6.00%, due 1/29/2032	1,595,244
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Machinery - Construction & Mining 0.1%
$1,335,000	Caterpillar, Inc., 5.20%, due 5/15/2035	$1,360,966
Machinery - Diversified 0.1%
840,000	Otis Worldwide Corp., 5.13%, due 11/19/2031	858,344
Media 0.1%
1,785,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, due 6/1/2041	1,271,742
Miscellaneous Manufacturer 0.4%
	Siemens Funding BV
1,940,000	4.90%, due 5/28/2032	1,972,257 (b)
1,935,000	5.20%, due 5/28/2035	1,979,966 (b)
510,000	5.80%, due 5/28/2055	527,711 (b)
350,000	5.90%, due 5/28/2065	364,922 (b)
		4,844,856
Multi-National 2.4%
3,575,000	Asian Development Bank, 4.13%, due 5/30/2030	3,597,193
2,175,000	Corp. Andina de Fomento, 5.00%, due 1/22/2030	2,232,686
3,315,000	European Investment Bank, 4.25%, due 8/16/2032	3,328,140
	Inter-American Development Bank
4,580,000	3.75%, due 6/14/2030	4,531,780
1,575,000	4.38%, due 7/16/2035	1,569,566
5,290,000	Inter-American Investment Corp., 4.25%, due 4/1/2030	5,321,434
3,385,000	International Bank for Reconstruction & Development, 4.00%, due 5/6/2032	3,348,419
3,700,000	International Finance Corp., 3.88%, due 7/2/2030	3,681,610
		27,610,828
Office - Business Equipment 0.1%
798,000	CDW LLC/CDW Finance Corp., 2.67%, due 12/1/2026	777,052
Oil & Gas 0.4%
910,000	Chevron USA, Inc., 4.69%, due 4/15/2030	923,047
930,000	Diamondback Energy, Inc., 5.20%, due 4/18/2027	938,953
3,150,000	Phillips 66, 1.30%, due 2/15/2026	3,092,990
		4,954,990
Pharmaceuticals 0.7%
	AbbVie, Inc.
1,640,000	4.95%, due 3/15/2031	1,673,423
772,000	4.05%, due 11/21/2039	673,441
	CVS Health Corp.
2,065,000	3.00%, due 8/15/2026	2,029,710
417,000	5.63%, due 2/21/2053	383,137
3,080,000	Eli Lilly & Co., 4.90%, due 2/12/2032	3,148,703
		7,908,414
Pipelines 0.5%
	Enbridge, Inc.
265,000	5.30%, due 4/5/2029	270,944
1,745,000	5.63%, due 4/5/2034	1,785,703
	Energy Transfer LP
785,000	6.13%, due 12/15/2045	773,258
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Pipelines – cont'd
$570,000	5.00%, due 5/15/2050	$476,387
1,430,000	6.20%, due 4/1/2055	1,402,308
	Kinder Morgan, Inc.
510,000	5.15%, due 6/1/2030	520,407
615,000	5.85%, due 6/1/2035	634,980
		5,863,987
Retail 0.4%
4,260,000	Walmart, Inc., 4.90%, due 4/28/2035	4,287,980
Savings & Loans 0.2%
2,505,000	Nationwide Building Society, 5.54%, due 7/14/2036	2,531,708 (b)(i)
Semiconductors 2.8%
	Broadcom, Inc.
1,895,000	5.05%, due 7/12/2029	1,934,130
1,765,000	4.60%, due 7/15/2030	1,765,676
2,250,000	5.15%, due 11/15/2031	2,305,622
5,570,000	5.20%, due 7/15/2035	5,596,358
	Foundry JV Holdco LLC
3,365,000	5.50%, due 1/25/2031	3,434,367 (b)
1,690,000	6.25%, due 1/25/2035	1,760,418 (b)
4,580,000	6.10%, due 1/25/2036	4,680,526 (b)
2,200,000	6.20%, due 1/25/2037	2,261,043 (b)
1,210,000	Intel Corp., 4.75%, due 3/25/2050	958,686
	Micron Technology, Inc.
720,000	5.65%, due 11/1/2032	744,274
5,625,000	6.05%, due 11/1/2035	5,854,344
		31,295,444
Software 1.6%
	AppLovin Corp.
3,030,000	5.13%, due 12/1/2029	3,066,616
1,935,000	5.38%, due 12/1/2031	1,971,796
	Synopsys, Inc.
8,275,000	5.15%, due 4/1/2035	8,304,375
4,720,000	5.70%, due 4/1/2055	4,654,316
		17,997,103
Telecommunications 1.7%
	AT&T, Inc.
1,570,000	3.65%, due 6/1/2051	1,106,338
3,015,000	3.50%, due 9/15/2053	2,031,183
1,365,000	3.80%, due 12/1/2057	948,219
950,000	3.85%, due 6/1/2060	656,557
	NTT Finance Corp.
4,495,000	5.17%, due 7/16/2032	4,533,803 (b)
2,875,000	5.50%, due 7/16/2035	2,919,557 (b)
2,805,000	T-Mobile USA, Inc., 3.38%, due 4/15/2029	2,693,031
	Verizon Communications, Inc.
1,765,000	5.05%, due 5/9/2033	1,781,002
1,200,000	5.25%, due 4/2/2035	1,204,830
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Telecommunications – cont'd
$1,420,000	4.86%, due 8/21/2046	$1,260,521
		19,135,041
Total Corporate Bonds (Cost $349,360,224)		351,411,824
Foreign Government Securities 2.5%
3,565,000	Chile Government International Bonds, 5.65%, due 1/13/2037	3,675,337
1,500,000	Japan International Cooperation Agency, 4.25%, due 5/22/2030	1,503,674
	Mexico Government International Bonds
830,000	6.00%, due 5/13/2030	857,390
1,545,000	5.85%, due 7/2/2032	1,554,270
2,011,000	6.00%, due 5/7/2036	1,970,780
620,000	6.88%, due 5/13/2037	639,840
1,575,000	6.63%, due 1/29/2038	1,582,875
790,000	7.38%, due 5/13/2055	813,700
1,000,000	Province of Alberta, 4.50%, due 1/24/2034	993,297
2,070,000	Province of British Columbia, 4.80%, due 6/11/2035	2,082,260
1,195,000	Province of Manitoba, 4.90%, due 5/31/2034	1,214,275
	Province of Ontario
2,120,000	4.70%, due 1/15/2030	2,170,541
1,645,000	4.85%, due 6/11/2035	1,664,891
	Province of Quebec
1,610,000	4.50%, due 4/3/2029	1,633,461
1,740,000	4.25%, due 9/5/2034	1,690,414
4,145,000	Province of Saskatchewan, 4.65%, due 1/28/2030	4,229,730
Total Foreign Government Securities (Cost $27,948,060)		28,276,735
Number of Shares
Short-Term Investments 2.4%
Investment Companies 2.4%
26,664,061	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.25%(k) (Cost $26,664,061)	26,664,061
Total Investments 101.3% (Cost $1,158,747,922)		1,143,964,564
Liabilities Less Other Assets (1.3)%		(14,337,157)(l)
Net Assets 100.0%		$1,129,627,407

‡	Represents less than 0.05% of net assets of the Fund.

(a)	Principal only security. This security entitles the holder to receive principal payments from an underlying pool of assets or on the security itself.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2025, these securities amounted to $280,743,739, which represents 24.9% of net assets of the Fund.

(c)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31,
2025.

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
(d)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2025 and changes periodically.
(e)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(f)	All or a portion of this security was purchased on a delayed delivery basis.
(g)	When-issued security. Total value of all such securities at July 31, 2025 amounted to $11,318,347, which represents 1.0% of net assets of the Fund.
(h)
Security fair valued as of July 31, 2025 in accordance with procedures approved by the valuation designee.
Total value of all such securities at July 31, 2025 amounted to $1,110,253, which represents 0.1% of net assets of the Fund.

(i)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(j)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(k)	Represents 7-day effective yield as of July 31, 2025.
(l)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2025.
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$945,461,659	83.7%
Cayman Islands	38,365,275	3.4%
United Kingdom	30,517,242	2.7%
Supranational	27,610,828	2.4%
Canada	17,735,516	1.6%
France	11,188,670	1.0%
Japan	8,957,034	0.8%
Jersey	8,267,125	0.7%
Germany	7,456,173	0.7%
Mexico	7,418,855	0.7%
Ireland	4,759,352	0.4%
Spain	4,574,086	0.4%
Chile	3,675,337	0.3%
Switzerland	1,313,351	0.1%
Short-Term Investments and Other Liabilities—Net	12,326,904	1.1%
	$1,129,627,407	100.0%
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At July 31, 2025, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2025	136	U.S. Treasury Long Bond	$15,529,500	$269,523
9/2025	339	U.S. Treasury Note, 10 Year	37,650,188	310,825
9/2025	851	U.S. Treasury Note, 2 Year	176,143,704	(407,846)
9/2025	1,183	U.S. Treasury Note, 5 Year	127,967,328	681,559
Total Long Positions			$357,290,720	$854,061

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2025	303	U.S. Treasury Note, Ultra 10 Year	$(34,262,672)	$(334,535)
9/2025	340	U.S. Treasury Ultra Bond	(39,886,250)	(694,755)
Total Short Positions			$(74,148,922)	$(1,029,290)
Total Futures				$(175,229)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$155,036,784	$—	$155,036,784
U.S. Government Agency Securities	—	5,230,742	—	5,230,742
Mortgage-Backed Securities#	—	426,775,405	—	426,775,405
Asset-Backed Securities#	—	150,569,013	—	150,569,013
Corporate Bonds#	—	351,411,824	—	351,411,824
Foreign Government Securities	—	28,276,735	—	28,276,735
Short-Term Investments	—	26,664,061	—	26,664,061
Total Investments	$—	$1,143,964,564	$—	$1,143,964,564

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2025:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$1,261,907	$—	$—	$1,261,907
Liabilities	(1,437,136)	—	—	(1,437,136)
Total	$(175,229)	$—	$—	$(175,229)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)
July 31, 2025

Principal Amount(a)		Value
Corporate Bonds 28.5%
Angola 0.2%
$200,000	Azule Energy Finance PLC, 8.13%, due 1/23/2030	$201,486 (b)
Argentina 0.5%
137,000	Pluspetrol SA, 8.50%, due 5/30/2032	139,740 (b)
223,000	Telecom Argentina SA, 9.50%, due 7/18/2031	236,514 (b)
160,000	YPF SA, 9.50%, due 1/17/2031	169,265 (b)
545,519
Azerbaijan 0.3%
Southern Gas Corridor CJSC
100,000	6.88%, due 3/24/2026	100,998 (c)
200,000	6.88%, due 3/24/2026	201,996 (c)
302,994
Bahrain 0.2%
200,000	Bapco Energies BSC Closed, 8.38%, due 11/7/2028	212,321 (c)
Brazil 1.8%
200,000	Ambipar Lux SARL, 9.88%, due 2/6/2031	181,318 (c)
200,000	BRF SA, 4.88%, due 1/24/2030	191,996 (c)
200,000	Constellation Oil Services Holding SA, 9.38%, due 11/7/2029	204,874 (b)
225,000	CSN Inova Ventures, 6.75%, due 1/28/2028	213,990 (c)
130,000	Gol Finance, Inc., 14.38%, due 6/6/2030	126,425 (b)
200,000	Raizen Fuels Finance SA, 6.25%, due 7/8/2032	196,700 (b)
164,000	Rede D'or Finance SARL, 4.50%, due 1/22/2030	155,678 (c)
Samarco Mineracao SA
46,051	4.00% Cash/5.00% PIK, due 6/30/2031	45,607 (c)(d)
155,423	4.00% Cash/5.00% PIK, due 6/30/2031	153,924 (b)(d)
200,000	Suzano Austria GmbH, 3.75%, due 1/15/2031	186,082
200,000	Trident Energy Finance PLC, 12.50%, due 11/30/2029	205,603 (b)
1,862,197
Chile 1.3%
217,000	ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, due 2/3/2030	220,120 (b)
200,000	Banco de Credito e Inversiones SA, 8.75%, due 5/8/2029	214,900 (c)(e)(f)
Celulosa Arauco y Constitucion SA
200,000	6.18%, due 5/5/2032	204,700 (b)
200,000	5.15%, due 1/29/2050	166,304 (c)
Corp. Nacional del Cobre de Chile
200,000	6.33%, due 1/13/2035	207,278 (b)
200,000	3.70%, due 1/30/2050	134,924 (b)
Latam Airlines Group SA
155,000	7.88%, due 4/15/2030	160,347 (b)
23,000	7.63%, due 1/7/2031	23,725 (b)
1,332,298
China 0.9%
200,000	BOC Aviation Ltd., 4.50%, due 5/23/2028	199,998 (c)
200,000	Fortune Star BVI Ltd., 5.05%, due 1/27/2027	194,989 (c)
200,000	GLP China Holdings Ltd., 2.95%, due 3/29/2026	192,581 (c)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
China – cont'd
	$200,000	Longfor Group Holdings Ltd., 3.95%, due 9/16/2029	$164,773 (c)
	200,000	Vanke Real Estate Hong Kong Co. Ltd., 3.98%, due 11/9/2027	161,347 (c)
913,688
Colombia 1.2%
	200,000	Banco Davivienda SA, 6.65%, due 4/22/2031	178,292 (c)(e)(f)
	200,000	Ecopetrol SA, 8.88%, due 1/13/2033	209,754
	227,000	Geopark Ltd., 8.75%, due 1/31/2030	196,219 (b)
	200,000	Grupo Nutresa SA, 8.00%, due 5/12/2030	211,000 (b)
	221,000	SierraCol Energy Andina LLC, 6.00%, due 6/15/2028	207,354 (b)
	200,000	SURA Asset Management SA, 6.35%, due 5/13/2032	210,080 (b)
1,212,699
Congo 0.2%
	200,000	Ivanhoe Mines Ltd., 7.88%, due 1/23/2030	201,014 (c)
Guatemala 0.3%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
	65,000	5.25%, due 4/27/2029	63,148 (b)
	80,000	5.25%, due 4/27/2029	77,721 (c)
	200,000	CT Trust, 5.13%, due 2/3/2032	188,087 (c)
328,956
Hong Kong 1.2%
	200,000	AIA Group Ltd., 3.20%, due 9/16/2040	153,042 (c)
	200,000	CAS Capital No. 1 Ltd., 4.00%, due 7/12/2026	195,982 (c)(e)(f)
	300,000	CK Hutchison International 24 Ltd., 5.50%, due 4/26/2034	310,462 (b)
	200,000	FWD Group Holdings Ltd., 8.40%, due 4/5/2029	207,321 (c)
	200,000	NWD Finance BVI Ltd., 5.25%, due 3/22/2026	54,999 (c)(e)(f)
	235,000	Standard Chartered PLC, 7.63%, due 1/16/2032	243,868 (b)(e)(f)
1,165,674
India 1.4%
	200,000	Adani Ports & Special Economic Zone Ltd., 4.20%, due 8/4/2027	193,865 (c)
	240,000	Greenko Wind Projects Mauritius Ltd., 7.25%, due 9/27/2028	244,415 (b)
	278,000	HDFC Bank Ltd., 3.70%, due 8/25/2026	270,782 (c)(e)(f)
	200,000	IRB Infrastructure Developers Ltd., 7.11%, due 3/11/2032	202,007 (c)
	313,000	Reliance Industries Ltd., 2.88%, due 1/12/2032	278,369 (b)
	200,000	Vedanta Resources Finance II PLC, 9.85%, due 4/24/2033	200,741 (b)
1,390,179
Indonesia 1.0%
	400,000	Bank Negara Indonesia Persero Tbk. PT, 4.30%, due 3/24/2027	385,374 (c)(e)(f)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
EUR	300,000	1.88%, due 11/5/2031	301,267 (c)
EUR	100,000	1.88%, due 11/5/2031	100,423 (b)
	$200,000	6.15%, due 5/21/2048	198,274 (b)
985,338
Israel 0.6%
	200,000	Altice Financing SA, 5.75%, due 8/15/2029	153,176 (c)
	250,000	Bank Leumi Le-Israel BM, 3.28%, due 1/29/2031	246,788 (c)(e)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Israel – cont'd
Energean Israel Finance Ltd.
$100,000	5.38%, due 3/30/2028	$96,238 (c)
10,000	8.50%, due 9/30/2033	10,363 (c)
200,000	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, due 10/1/2046	142,328
648,893
Jamaica 0.1%
106,019	Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., 9.00% Cash/3.00% PIK, due 5/25/2027	106,496 (d)
Kazakhstan 0.8%
214,000	Kaspi.KZ JSC, 6.25%, due 3/26/2030	217,970 (b)
KazMunayGas National Co. JSC
250,000	5.38%, due 4/24/2030	252,819 (c)
360,000	5.75%, due 4/19/2047	315,794 (c)
786,583
Korea 1.0%
200,000	Hanwha Life Insurance Co. Ltd., 3.38%, due 2/4/2032	195,032 (c)(e)
200,000	Kookmin Bank, 2.50%, due 11/4/2030	178,276 (c)
200,000	Shinhan Bank Co. Ltd., 4.38%, due 4/13/2032	191,313 (b)
200,000	SK Hynix, Inc., 6.50%, due 1/17/2033	216,982 (b)
200,000	Woori Bank, 6.38%, due 7/24/2029	203,642 (b)(e)(f)
985,245
Kuwait 0.4%
200,000	MEGlobal BV, 2.63%, due 4/28/2028	188,699 (c)
200,000	NBK SPC Ltd., 5.50%, due 6/6/2030	205,816 (b)(e)
394,515
Macau 1.0%
Las Vegas Sands Corp.
200,000	3.90%, due 8/8/2029	190,844
70,000	6.00%, due 6/14/2030	71,991
200,000	Melco Resorts Finance Ltd., 5.75%, due 7/21/2028	195,818 (c)
250,000	Sands China Ltd., 5.40%, due 8/8/2028	252,908
300,000	Wynn Macau Ltd., 5.13%, due 12/15/2029	288,651 (c)
1,000,212
Mexico 2.3%
208,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 8.13%, due 1/8/2039	217,346 (b)(e)
178,049	Borr IHC Ltd./Borr Finance LLC, 10.00%, due 11/15/2028	170,240 (c)
200,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, due 2/15/2039	213,146 (b)
200,000	Cemex SAB de CV, 5.13%, due 6/8/2026	198,155 (c)(e)(f)
198,101	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, due 1/31/2041	202,638 (b)
200,000	Fresnillo PLC, 4.25%, due 10/2/2050	147,588 (c)
Petroleos Mexicanos
150,000	6.75%, due 9/21/2047	116,194
944,000	7.69%, due 1/23/2050	800,289
69,000	6.95%, due 1/28/2060	53,260
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Mexico – cont'd
$200,000	Saavi Energia SARL, 8.88%, due 2/10/2035	$208,160 (b)
2,327,016
Moldova 0.2%
220,000	Aragvi Finance International DAC, 11.13%, due 11/20/2029	220,652 (b)
Morocco 0.2%
200,000	OCP SA, 7.50%, due 5/2/2054	202,007 (c)
Nigeria 0.5%
260,000	IHS Holding Ltd., 7.88%, due 5/29/2030	263,310 (b)
215,000	SEPLAT Energy PLC, 9.13%, due 3/21/2030	222,004 (b)
485,314
Oman 0.2%
242,000	Oztel Holdings SPC Ltd., 6.63%, due 4/24/2028	252,167 (b)
Panama 0.6%
207,000	C&W Senior Finance Ltd., 9.00%, due 1/15/2033	213,393 (b)
200,000	Empresa de Transmision Electrica SA, 5.13%, due 5/2/2049	145,500 (c)
200,000	Sable International Finance Ltd., 7.13%, due 10/15/2032	200,007 (b)
558,900
Paraguay 0.2%
200,000	Telefonica Celular del Paraguay SA, 5.88%, due 4/15/2027	200,600 (b)
Peru 0.9%
206,000	Banco de Credito del Peru SA, 6.45%, due 7/30/2035	211,974 (b)(e)
200,000	Minsur SA, 4.50%, due 10/28/2031	187,794 (c)
200,000	Niagara Energy SAC, 5.75%, due 10/3/2034	200,306 (c)
Petroleos del Peru SA
247,000	5.63%, due 6/19/2047	165,671 (b)
200,000	5.63%, due 6/19/2047	134,147 (c)
899,892
Philippines 0.2%
240,000	Globe Telecom, Inc., 4.20%, due 8/2/2026	236,739 (c)(e)(f)
Qatar 0.7%
200,000	CBQ Finance Ltd., 2.00%, due 5/12/2026	195,748 (c)
200,000	Commercial Bank PSQC, 4.50%, due 3/3/2026	195,478 (c)(e)(f)
200,000	Ooredoo International Finance Ltd., 2.63%, due 4/8/2031	180,506 (b)
200,000	QatarEnergy, 3.13%, due 7/12/2041	149,176 (b)
720,908
Russia 0.0%‡
300,000	Vnesheconombank Via VEB Finance PLC, 6.80%, due 11/22/2025	0 (c)(g)(h)(i)
Saudi Arabia 0.5%
200,000	BSF Finance, 5.50%, due 11/23/2027	203,455 (c)
Saudi Arabian Oil Co.
200,000	4.25%, due 4/16/2039	176,663 (c)
200,000	4.38%, due 4/16/2049	158,554 (c)
538,672
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Singapore 0.2%
	$240,000	United Overseas Bank Ltd., 2.00%, due 10/14/2031	$232,436 (b)(e)
South Africa 0.6%
	200,000	Anglo American Capital PLC, 3.88%, due 3/16/2029	195,052 (c)
	200,000	Prosus NV, 3.83%, due 2/8/2051	128,935 (c)
	260,000	Sasol Financing USA LLC, 8.75%, due 5/3/2029	261,515 (b)
585,502
Supranational 2.6%
	240,000	Africa Finance Corp., 7.50%, due 1/21/2030	234,868 (b)(e)(f)
MXN	4,800,000	Asian Infrastructure Investment Bank, 0.00%, due 2/8/2038	79,309 (c)
Banque Ouest Africaine de Developpement
	$205,000	5.00%, due 7/27/2027	201,901 (b)
	200,000	4.70%, due 10/22/2031	182,116 (b)
	200,000	8.20%, due 2/13/2055	202,243 (b)(e)
European Bank for Reconstruction & Development
INR	25,000,000	6.75%, due 3/14/2031	286,485
INR	23,400,000	6.88%, due 7/30/2031	270,386
International Bank for Reconstruction & Development
INR	41,100,000	6.75%, due 7/13/2029	471,731
INR	59,100,000	6.50%, due 4/17/2030	669,407
2,598,446
Taiwan 0.2%
	$209,000	TSMC Arizona Corp., 4.25%, due 4/22/2032	206,303
Thailand 0.4%
	200,000	Bangkok Bank PCL, 3.73%, due 9/25/2034	185,938 (c)(e)
	200,000	Kasikornbank PCL, 3.34%, due 10/2/2031	194,897 (c)(e)
380,835
Trinidad And Tobago 0.2%
	200,000	Consolidated Energy Finance SA, 12.00%, due 2/15/2031	187,933 (b)
Turkey 1.3%
	200,000	Limak Cimento Sanayi ve Ticaret AS, 9.75%, due 7/25/2029	203,021 (b)
	240,000	Turkiye Is Bankasi AS, 7.75%, due 6/12/2029	247,972 (b)
	200,000	Turkiye Vakiflar Bankasi TAO, 7.25%, due 7/31/2030	199,600 (b)
	240,000	WE Soda Investments Holding PLC, 9.50%, due 10/6/2028	250,228 (b)
	260,000	Yapi ve Kredi Bankasi AS, 9.74%, due 4/4/2029	272,934 (b)(e)(f)
	200,000	Zorlu Enerji Elektrik Uretim AS, 11.00%, due 4/23/2030	193,497 (c)
1,367,252
Ukraine 0.1%
EUR	128,508	NAK Naftogaz Ukraine via Kondor Finance PLC, 7.13%, due 7/19/2026	126,783 (c)
United Arab Emirates 0.9%
	$200,000	Abu Dhabi Crude Oil Pipeline LLC, 4.60%, due 11/2/2047	181,073 (c)
	200,000	Abu Dhabi National Energy Co. PJSC, 2.00%, due 4/29/2028	187,611 (b)
	200,000	DP World Ltd., 6.85%, due 7/2/2037	221,833 (c)
Galaxy Pipeline Assets Bidco Ltd.
	200,000	2.63%, due 3/31/2036	171,629 (b)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
United Arab Emirates – cont'd
	$176,648	2.94%, due 9/30/2040	$146,185 (b)
908,331
United States 0.2%
	254,000	Avianca Midco 2 PLC, 9.63%, due 2/14/2030	236,220 (b)
Uzbekistan 0.2%
	200,000	Navoi Mining & Metallurgical Combinat, 6.95%, due 10/17/2031	206,262 (b)
Venezuela 0.4%
Petroleos de Venezuela SA
	1,192,409	6.00%, due 5/16/2024	164,552 (c)(g)
	1,631,452	6.00%, due 11/15/2026	226,772 (c)(g)
391,324
Zambia 0.3%
	250,000	First Quantum Minerals Ltd., 8.63%, due 6/1/2031	260,313 (c)

Total Corporate Bonds (Cost $29,885,205)			28,907,114
Foreign Government Securities 47.0%
Angola 0.2%
	258,000	Angolan Government International Bonds, 9.38%, due 5/8/2048	208,929 (c)
Argentina 1.3%
Argentine Republic Government International Bonds
	120,000	1.00%, due 7/9/2029	97,440
	509,600	0.75%, due 7/9/2030	394,119 (j)
EUR	85,062	0.13%, due 7/9/2030	73,520
	$381,969	4.13%, due 7/9/2035	252,100 (j)
	223,000	3.50%, due 7/9/2041	135,695 (j)
	381,818	4.13%, due 7/9/2046	244,459 (j)
	177,830	Provincia de Buenos Aires Government Bonds, 6.63%, due 9/1/2037	125,424 (c)
1,322,757
Azerbaijan 0.5%
State Oil Co. of the Azerbaijan Republic
	310,000	6.95%, due 3/18/2030	329,560 (c)
	200,000	6.95%, due 3/18/2030	212,620 (c)
542,180
Bahamas 0.3%
	294,000	Bahamas Government International Bonds, 8.25%, due 6/24/2036	298,557 (c)
Benin 0.2%
EUR	200,000	Benin Government International Bonds, 4.95%, due 1/22/2035	202,835 (c)
Bermuda 0.2%
	$200,000	Bermuda Government International Bonds, 3.72%, due 1/25/2027	196,322 (c)
Brazil 2.8%
	580,000	Brazil Government International Bonds, 6.63%, due 3/15/2035	582,588
	120,000	Brazil Minas SPE via State of Minas Gerais, 5.33%, due 2/15/2028	119,060 (c)
Brazil Notas do Tesouro Nacional
BRL	6,000,000	10.00%, due 1/1/2029	973,037
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Brazil – cont'd
BRL	6,000,000	10.00%, due 1/1/2031	$923,857
BRL	1,824,000	10.00%, due 1/1/2033	270,263
			2,868,805
Cameroon, Republic of 0.2%
EUR	281,000	Republic of Cameroon International Bonds, 5.95%, due 7/7/2032	253,742 (c)
Chile 0.1%
	$200,000	Chile Government International Bonds, 3.25%, due 9/21/2071	120,608
China 2.7%
		China Government Bonds
CNY	500,000	3.01%, due 5/13/2028	72,459
CNY	940,000	2.05%, due 4/15/2029	132,683
CNY	1,600,000	1.43%, due 1/25/2030	220,447
CNY	2,150,000	2.80%, due 3/25/2030	314,518
CNY	1,700,000	1.45%, due 4/25/2030	234,208
CNY	2,030,000	1.87%, due 9/15/2031	284,611
CNY	500,000	1.79%, due 3/25/2032	69,842
CNY	2,000,000	2.67%, due 5/25/2033	296,473
CNY	1,800,000	2.04%, due 11/25/2034	255,679
CNY	700,000	1.61%, due 2/15/2035	95,883
CNY	300,000	2.25%, due 8/29/2039	43,091
CNY	1,500,000	3.81%, due 9/14/2050	281,437
CNY	270,000	3.12%, due 10/25/2052	46,048
CNY	500,000	3.19%, due 4/15/2053	86,444
CNY	1,160,000	3.00%, due 10/15/2053	196,821
CNY	200,000	2.47%, due 7/25/2054	30,454
CNY	300,000	1.92%, due 1/15/2055	40,773
			2,701,871
Colombia 0.7%
		Colombia Government International Bonds
	$340,000	8.50%, due 4/25/2035	359,890
	360,000	8.38%, due 11/7/2054	350,428
			710,318
Costa Rica 0.2%
	200,000	Costa Rica Government International Bonds, 7.30%, due 11/13/2054	207,750 (b)
Cote D'Ivoire 1.6%
		Ivory Coast Government International Bonds
EUR	190,000	5.25%, due 3/22/2030	211,347 (c)
EUR	200,000	5.88%, due 10/17/2031	221,815 (c)
EUR	410,000	4.88%, due 1/30/2032	431,988 (c)
EUR	407,000	6.88%, due 10/17/2040	407,819 (c)
EUR	360,000	6.63%, due 3/22/2048	332,649 (c)
			1,605,618
Czech Republic 1.8%
		Czech Republic Government Bonds
CZK	10,260,000	1.20%, due 3/13/2031	410,259
CZK	5,580,000	6.20%, due 6/16/2031	288,871
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Czech Republic – cont'd
CZK	5,010,000	1.75%, due 6/23/2032	$200,215
CZK	13,160,000	2.00%, due 10/13/2033	516,357
CZK	1,060,000	4.90%, due 4/14/2034	51,313
CZK	7,930,000	3.60%, due 6/3/2036	340,595
CZK	2,200,000	1.50%, due 4/24/2040	67,792
1,875,402
Dominican Republic 1.3%
Dominican Republic International Bonds
	$150,000	5.95%, due 1/25/2027	151,237 (c)
	270,000	6.00%, due 7/19/2028	274,725 (c)
DOP	19,400,000	10.75%, due 6/1/2036	335,263 (b)
	$240,000	6.95%, due 3/15/2037	245,880 (c)
	325,000	5.88%, due 1/30/2060	273,097 (c)
1,280,202
Ecuador 0.8%
Ecuador Government International Bonds
	284,738	6.90%, due 7/31/2030	249,715 (c)
	71,437	0.00%, due 7/31/2030	51,149 (b)
	110,483	0.00%, due 7/31/2030	79,106 (c)
	66,606	6.90%, due 7/31/2035	49,721 (b)
	497,880	6.90%, due 7/31/2035	371,667 (c)
	25,160	5.00%, due 7/31/2040	15,738 (c)(j)
817,096
Egypt 1.0%
Egypt Government International Bonds
	200,000	8.70%, due 3/1/2049	164,538 (c)
	647,000	8.70%, due 3/1/2049	532,281 (c)
	400,000	8.88%, due 5/29/2050	333,601 (c)
1,030,420
El Salvador 0.4%
	446,000	El Salvador Government International Bonds, 9.50%, due 7/15/2052	450,460 (c)
Ethiopia 0.4%
	400,000	Ethiopia International Bonds, 6.63%, due 12/11/2024	368,000 (c)(g)
Ghana 0.9%
Ghana Government International Bonds
	25,600	0.00%, due 7/3/2026	24,527 (b)
	387,200	5.00%, due 7/3/2029	367,959 (b)(j)
	356,800	5.00%, due 7/3/2035	286,476 (b)(j)
	260,000	5.00%, due 7/3/2035	208,786 (c)(j)
887,748
Guatemala 0.6%
Guatemala Government Bonds
	320,000	7.05%, due 10/4/2032	342,435 (c)
	240,000	6.60%, due 6/13/2036	245,777 (c)
588,212
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Honduras 0.2%
	$240,000	Honduras Government International Bonds, 8.63%, due 11/27/2034	$250,560 (c)
Hungary 0.9%
HUF	195,800,000	Hungary Government Bonds, 4.75%, due 11/24/2032	490,962
	$300,000	Hungary Government International Bonds, 6.00%, due 9/26/2035	302,212 (c)
EUR	120,000	Magyar Export-Import Bank Zrt, 4.50%, due 11/27/2031	139,688 (c)
			932,862
Lebanon 0.2%
		Lebanon Government International Bonds
	$362,000	6.38%, due 3/9/2020	66,789 (c)(g)
	877,000	8.25%, due 5/17/2034	163,122 (c)(g)
			229,911
Malaysia 3.5%
		Malaysia Government Bonds
MYR	2,200,000	3.89%, due 8/15/2029	529,452
MYR	2,200,000	2.63%, due 4/15/2031	497,359
MYR	135,000	4.23%, due 6/30/2031	33,128
MYR	1,300,000	3.58%, due 7/15/2032	309,117
MYR	624,000	4.64%, due 11/7/2033	158,718
MYR	300,000	4.25%, due 5/31/2035	75,003
MYR	202,000	4.76%, due 4/7/2037	52,671
MYR	1,800,000	4.89%, due 6/8/2038	477,078
MYR	799,000	4.05%, due 4/18/2039	195,835
MYR	450,000	3.76%, due 5/22/2040	106,502
MYR	2,225,000	4.70%, due 10/15/2042	583,093
MYR	350,000	4.94%, due 9/30/2043	94,160
MYR	540,000	4.18%, due 5/16/2044	133,517
MYR	1,350,000	4.07%, due 6/15/2050	322,313
			3,567,946
Mexico 1.8%
		Mexico Bonos
MXN	7,156,100	7.75%, due 5/29/2031	359,876
MXN	1,510,000	7.50%, due 5/26/2033	72,691
MXN	29,700,000	7.75%, due 11/13/2042	1,293,355
	$190,000	Mexico Government International Bonds, 5.75%, due 10/12/2110	150,100
			1,876,022
Mongolia 0.2%
	200,000	Mongolia Government International Bonds, 3.50%, due 7/7/2027	189,223 (c)
Nigeria 0.8%
		Nigeria Government International Bonds
	400,000	8.75%, due 1/21/2031	410,249 (c)
	200,000	10.38%, due 12/9/2034	214,882 (c)
	220,000	8.25%, due 9/28/2051	187,929 (c)
			813,060
Oman 0.7%
		Oman Government International Bonds
	215,000	6.75%, due 1/17/2048	230,537 (c)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Oman – cont'd
	$400,000	7.00%, due 1/25/2051	$443,099 (c)
			673,636
Panama 0.2%
	266,000	Panama Government International Bonds, 3.87%, due 7/23/2060	154,764
Papua New Guinea 0.2%
	200,000	Papua New Guinea Government International Bonds, 8.38%, due 10/4/2028	205,242 (c)
Paraguay 0.2%
	230,000	Paraguay Government International Bonds, 6.10%, due 8/11/2044	223,560 (c)
Peru 1.2%
PEN	1,715,000	Peru Government Bonds, 5.35%, due 8/12/2040	407,647
		Peruvian Government International Bonds
	$100,000	6.55%, due 3/14/2037	108,000
PEN	819,000	6.90%, due 8/12/2037	230,755 (c)
PEN	1,110,000	6.90%, due 8/12/2037	312,745 (b)
PEN	500,000	7.60%, due 8/12/2039	147,326 (b)
			1,206,473
Philippines 0.8%
		Philippines Government Bonds
PHP	18,940,000	6.50%, due 5/19/2029	330,972
PHP	5,900,000	6.63%, due 8/17/2033	103,889
PHP	7,610,000	6.25%, due 1/25/2034	130,976
PHP	8,050,000	6.38%, due 4/28/2035	139,802
PHP	8,280,000	6.88%, due 5/23/2044	146,120
			851,759
Poland 3.1%
		Bank Gospodarstwa Krajowego
	$200,000	5.38%, due 5/22/2033	202,348 (c)
	250,000	5.75%, due 7/9/2034	258,855 (c)
		Republic of Poland Government Bonds
PLN	3,742,000	4.75%, due 7/25/2029	1,000,161
PLN	340,000	5.00%, due 1/25/2030	91,438
PLN	3,536,000	1.75%, due 4/25/2032	761,540
PLN	2,748,000	6.00%, due 10/25/2033	767,903
PLN	343,000	5.00%, due 10/25/2034	89,017
			3,171,262
Romania 2.6%
		Romania Government Bonds
RON	360,000	8.00%, due 4/29/2030	82,896
RON	675,000	7.35%, due 4/28/2031	151,747
RON	1,055,000	6.70%, due 2/25/2032	229,140
RON	2,275,000	8.25%, due 9/29/2032	535,271
RON	675,000	7.10%, due 7/31/2034	150,584
RON	385,000	4.75%, due 10/11/2034	72,518
		Romania Government International Bonds
EUR	88,000	5.13%, due 9/24/2031	101,007 (c)
EUR	491,000	2.00%, due 1/28/2032	465,754 (c)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Romania – cont'd
EUR	77,000	5.25%, due 5/30/2032	$88,736 (c)
EUR	102,000	6.38%, due 9/18/2033	123,171 (c)
	$110,000	5.75%, due 3/24/2035	104,158 (c)
	308,000	7.50%, due 2/10/2037	326,839 (c)
EUR	165,000	6.75%, due 7/11/2039	193,494 (c)
			2,625,315
South Africa 5.3%
		Republic of South Africa Government Bonds
ZAR	6,328,568	10.88%, due 3/31/2038	359,262
ZAR	24,362,624	9.00%, due 1/31/2040	1,181,512
ZAR	17,803,017	6.50%, due 2/28/2041	678,376
ZAR	51,570,718	8.75%, due 1/31/2044	2,362,262
ZAR	2,180,248	8.75%, due 2/28/2048	98,976
		Republic of South Africa Government International Bonds
	$285,000	7.10%, due 11/19/2036	282,622 (c)
	273,000	5.65%, due 9/27/2047	204,682
	240,000	5.75%, due 9/30/2049	177,815
			5,345,507
Sri Lanka 0.7%
		Sri Lanka Government International Bonds
	290,000	3.10%, due 1/15/2030	260,275 (c)(j)
	181,298	3.60%, due 5/15/2036	152,109 (b)(j)
	362,749	3.60%, due 2/15/2038	304,063 (b)(j)
			716,447
Suriname 0.1%
	50,000	Suriname Government International Bonds, 9.00%, due 12/31/2050	58,000 (c)
Thailand 2.7%
		Thailand Government Bonds
THB	3,458,000	2.80%, due 6/17/2034	116,985
THB	22,965,000	2.41%, due 3/17/2035	757,191
THB	5,000,000	1.60%, due 6/17/2035	153,613
THB	4,901,000	3.39%, due 6/17/2037	177,405
THB	10,116,000	3.30%, due 6/17/2038	364,236
THB	12,286,000	3.45%, due 6/17/2043	454,957
THB	18,026,000	2.98%, due 6/17/2045	633,212
THB	1,248,000	2.88%, due 6/17/2046	43,051
			2,700,650
Turkey 1.9%
	$300,000	Hazine Mustesarligi Varlik Kiralama AS, 8.51%, due 1/14/2029	319,874 (b)
		Turkiye Government Bonds
TRY	3,817,855	17.80%, due 7/13/2033	62,119
TRY	58,412,576	26.20%, due 10/5/2033	1,316,611
	$251,000	Turkiye Government International Bonds, 7.63%, due 5/15/2034	259,974
			1,958,578
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Ukraine 0.4%
Ukraine Government GDP-Linked Securities
	$370,000	Expires 8/1/2041(k)	$274,077 (c)(g)(l)
	49,000	Expires 8/1/2041(k)	36,297 (b)(g)(l)
Ukraine Government International Bonds
	12,306	4.50%, due 2/1/2029	7,428 (c)(j)
	15,274	0.00%, due 2/1/2030	7,112 (c)(j)
	48,235	0.00%, due 2/1/2035	22,342 (c)(j)
	21,220	0.00%, due 2/1/2036	9,854 (c)(j)
357,110
Uruguay 0.2%
UYU	6,313,157	Uruguay Government International Bonds, 8.25%, due 5/21/2031	156,041
Uzbekistan 0.2%
	$200,000	Uzbekneftegaz JSC, 4.75%, due 11/16/2028	186,960 (b)
Venezuela 0.1%
	436,200	Venezuela Government International Bonds, 8.25%, due 10/13/2024	79,650 (c)(g)
Zambia 0.6%
Zambia Government International Bonds
	260,754	5.75%, due 6/30/2033	242,672 (c)(j)
	451,682	0.50%, due 12/31/2053	330,409 (c)
573,081
Total Foreign Government Securities (Cost $45,120,793)			47,641,451
Number of Shares

Short-Term Investments 3.7%
Investment Companies 3.7%
	3,730,152	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.25%(m) (Cost $3,730,152)	3,730,152
Total Investments 79.2% (Cost $78,736,150)			80,278,717
Other Assets Less Liabilities 20.8%			21,135,231 (n)
Net Assets 100.0%			$101,413,948

‡	Represents less than 0.05% of net assets of the Fund.
(a)	Principal amount is stated in the currency in which the security is denominated.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2025, these securities amounted to $15,613,344, which represents 15.4% of net assets of the Fund.

(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2025 amounted to $26,597,891, which represents 26.2% of net assets of the
Fund.

(d)	Payment-in-kind (PIK) security.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
(e)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(g)	Defaulted security.
(h)	Value determined using significant unobservable inputs.
(i)
Security fair valued as of July 31, 2025 in accordance with procedures approved by the valuation designee.
Total value of all such securities at July 31, 2025 amounted to $0, which represents 0.0% of net assets of the Fund.

(j)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
July 31, 2025.

(k)	Security represented in Notional Amount.
(l)	Contingent annual payments linked to Ukraine's GDP growth.
(m)	Represents 7-day effective yield as of July 31, 2025.
(n)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2025.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Foreign Government*	$46,451,108	45.8%
Oil & Gas	6,290,344	6.2%
Banks	5,138,032	5.1%
Multi-National	2,598,446	2.6%
Telecommunications	2,163,667	2.1%
Mining	1,991,194	2.0%
Electric	1,950,822	1.9%
Lodging	1,195,201	1.2%
Chemicals	840,154	0.8%
Pipelines	801,881	0.8%
Engineering & Construction	685,437	0.7%
Commercial Services	633,668	0.6%
Food	623,648	0.6%
Real Estate	573,700	0.6%
Forest Products & Paper	557,086	0.6%
Insurance	555,395	0.6%
Airlines	546,717	0.5%
Semiconductors	423,285	0.4%
Iron - Steel	413,521	0.4%
Diversified Financial Services	410,078	0.4%
Building Materials	401,176	0.4%
Retail	310,462	0.3%
Energy - Alternate Sources	244,415	0.2%
Environmental Control	181,318	0.2%
Healthcare - Services	155,678	0.2%
Pharmaceuticals	142,328	0.1%
Beverages	140,869	0.1%
Internet	128,935	0.1%
Short-Term Investments and Other Assets—Net	24,865,383	24.5%
	$101,413,948	100.0%

*	Does not constitute an industry.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At July 31, 2025, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2025	2	Euro-Schatz	$244,331	$(893)
9/2025	43	Korea Bond, 3 Year	3,325,461	5,161
9/2025	4	U.S. Treasury Long Bond	456,750	8,071
9/2025	4	U.S. Treasury Note, 10 Year	444,250	962
9/2025	7	U.S. Treasury Note, 2 Year	1,448,891	(1,760)
9/2025	42	U.S. Treasury Note, 5 Year	4,543,219	17,286
Total Long Positions			$10,462,902	$28,827

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2025	9	Euro-Bobl	$(1,204,456)	$5,295
9/2025	8	Euro-Bund	(1,184,109)	12,953
9/2025	3	Euro-Buxl Bond, 30 Year	(401,862)	11,773
9/2025	5	U.S. Treasury Ultra Bond	(586,563)	(11,672)
Total Short Positions			$(3,376,990)	$18,349
Total Futures				$47,176
Forward foreign currency contracts ("forward FX contracts")
At July 31, 2025, open forward FX contracts for the Fund were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	184,815	BRL	1,031,981	CITI	8/5/2025	$565
USD	558,805	BRL	3,077,006	DB	8/5/2025	9,436
USD	386,874	BRL	2,161,968	DB	8/5/2025	876
CZK	8,905,108	EUR	361,480	JPM	8/5/2025	901
CZK	24,901,081	EUR	1,003,266	MS	8/5/2025	11,113
EGP	8,178,824	USD	167,861	HSBC	8/5/2025	423
EGP	8,146,504	USD	148,946	MS	8/5/2025	18,673
EUR	203,450	PLN	867,570	SSB	8/5/2025	693
EUR	111,075	PLN	473,541	SSB	8/5/2025	409
USD	4,438,136	EUR	3,780,548	SCB	8/4/2025	123,776
USD	1,089,088	EUR	936,773	BNP	8/5/2025	19,973
USD	889,267	EUR	767,565	BNP	8/5/2025	13,265
USD	567,258	EUR	482,404	SCB	8/5/2025	16,703
USD	418,492	EUR	360,950	SSB	8/5/2025	6,549
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	4,330,349	EUR	3,780,548	SCB	9/3/2025	$7,400
HUF	190,635,219	EUR	473,410	BNP	8/5/2025	3,597
HUF	189,549,611	EUR	469,477	GSI	8/5/2025	4,989
HUF	496,007,110	EUR	1,230,426	JPM	8/5/2025	10,870
HUF	97,170,792	EUR	242,035	JPM	8/5/2025	1,002
USD	947,984	IDR	15,489,106,222	GSI	8/5/2025	7,059
USD	1,337,967	INR	115,733,844	BCB	8/5/2025	16,691
USD	54,322	KZT	28,274,349	JPM	8/1/2025	2,041
USD	310,907	KZT	166,297,775	CITI	8/4/2025	3,415
USD	404,387	KZT	217,176,019	CITI	8/4/2025	2,819
MXN	53,079,684	USD	2,775,794	JPM	8/5/2025	37,545
USD	182,372	MXN	3,414,439	DB	8/5/2025	1,399
USD	79,326	MYR	333,817	GSI	8/5/2025	1,068
USD	81,154	MYR	345,472	GSI	8/5/2025	163
USD	523,657	MYR	2,225,164	MS	8/5/2025	2,000
NGN	390,793,685	USD	208,958	JPM	8/5/2025	45,267
NGN	362,229,012	USD	212,926	JPM	8/5/2025	22,717
NGN	577,924,731	USD	364,575	JPM	8/5/2025	11,386
NGN	108,668,118	USD	68,552	JPM	8/5/2025	2,141
NGN	534,315,008	USD	330,436	SCB	8/5/2025	17,155
PEN	322,153	USD	88,489	SCB	8/5/2025	1,182
USD	286,462	PEN	1,015,421	SSB	8/5/2025	3,821
USD	1,116,195	PHP	63,677,821	BCB	8/1/2025	24,560
USD	547,877	PHP	31,838,238	BNP	8/1/2025	2,071
USD	547,900	PHP	31,839,583	GSI	8/1/2025	2,071
USD	881,466	PHP	50,486,845	BCB	8/5/2025	15,735
PLN	6,605,234	EUR	1,539,810	MS	8/5/2025	5,173
USD	559,923	SGD	718,492	HSBC	8/1/2025	6,556
USD	558,219	SGD	718,492	CITI	8/5/2025	4,810
USD	266,618	TWD	7,849,619	HSBC	8/6/2025	3,802
USD	532,407	ZAR	9,676,290	BNP	8/1/2025	1,217
USD	1,598,213	ZAR	28,874,917	HSBC	8/1/2025	13,095
USD	316,487	ZAR	5,626,320	MS	8/1/2025	7,625
USD	210,089	ZAR	3,735,076	MS	8/1/2025	5,049
USD	107,852	ZAR	1,936,891	MS	8/1/2025	1,524
USD	528,011	ZAR	9,557,405	SSB	8/1/2025	3,347
USD	388,440	ZAR	6,895,960	BNP	8/5/2025	9,905
USD	396,239	ZAR	7,075,901	DB	8/5/2025	7,826
USD	147,255	ZAR	2,626,902	SSB	8/5/2025	3,058
USD	200,392	ZAR	3,596,654	SSB	8/5/2025	2,963
ZAR	13,582,342	USD	737,876	MS	8/5/2025	7,689
ZAR	2,859,815	USD	155,570	MS	8/5/2025	1,412
Total unrealized appreciation						$558,570
ARS	211,953,589	USD	167,552	GSI	8/5/2025	(13,148)
ARS	212,064,910	USD	167,640	GSI	8/5/2025	(13,155)
ARS	139,376,030	USD	109,186	JPM	8/5/2025	(7,654)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BRL	17,892,058	USD	3,211,308	BCB	8/5/2025	$(16,856)
BRL	1,931,723	USD	351,014	GSI	8/5/2025	(6,123)
CLP	722,653,006	USD	766,855	CITI	8/5/2025	(23,849)
CNH	10,145,143	USD	1,413,792	HSBC	8/5/2025	(6,749)
COP	1,718,529,204	USD	429,056	GSI	8/5/2025	(18,528)
COP	1,335,668,595	USD	329,852	SSB	8/5/2025	(10,784)
USD	642,336	COP	2,717,268,203	SCB	8/5/2025	(6,774)
USD	154,463	EGP	8,178,824	HSBC	8/5/2025	(13,821)
USD	167,198	EGP	8,146,504	MS	8/5/2025	(421)
EUR	142,467	CZK	3,530,530	CITI	8/5/2025	(1,322)
EUR	854,327	CZK	21,193,100	JPM	8/5/2025	(8,938)
EUR	117,795	HUF	47,175,793	GSI	8/5/2025	(157)
EUR	708,845	PLN	3,042,358	CITI	8/5/2025	(2,826)
EUR	3,780,548	USD	4,321,733	SCB	8/4/2025	(7,374)
EUR	916,531	USD	1,073,036	BNP	8/5/2025	(27,022)
EUR	283,844	USD	333,893	CITI	8/5/2025	(9,949)
EUR	96,130	USD	113,099	HSBC	8/5/2025	(3,389)
EUR	297,084	USD	350,652	JPM	8/5/2025	(11,597)
EUR	480,787	USD	568,086	JPM	8/5/2025	(19,376)
EUR	721,199	USD	852,045	JPM	8/5/2025	(28,959)
EUR	2,726,624	USD	3,152,371	JPM	8/5/2025	(40,544)
EUR	40,519	USD	47,797	SCB	8/5/2025	(1,554)
EUR	45,179	USD	53,294	SCB	8/5/2025	(1,732)
EUR	480,802	USD	565,601	SCB	8/5/2025	(16,873)
KRW	956,220,934	USD	692,989	BCB	8/5/2025	(4,034)
KZT	28,274,349	USD	52,290	JPM	8/1/2025	(10)
KZT	144,401,543	USD	276,314	GSI	8/4/2025	(9,309)
KZT	369,980,953	USD	696,566	JPM	8/4/2025	(12,455)
KZT	143,199,085	USD	272,109	SCB	8/4/2025	(7,327)
KZT	143,199,086	USD	273,568	MS	8/5/2025	(8,841)
KZT	181,845,190	USD	345,582	MS	8/5/2025	(9,411)
MXN	14,860,528	USD	795,629	GSI	8/5/2025	(7,989)
MYR	5,325,200	USD	1,257,290	BNP	8/5/2025	(8,875)
MYR	2,494,787	USD	587,853	GSI	8/5/2025	(2,987)
MYR	4,158,543	USD	979,512	GSI	8/5/2025	(4,604)
USD	143,437	NGN	247,743,778	JPM	8/5/2025	(17,730)
USD	90,475	NGN	146,751,244	MS	8/5/2025	(4,991)
USD	253,818	NGN	444,181,659	MS	8/5/2025	(35,138)
USD	130,513	NGN	201,642,461	SCB	8/5/2025	(663)
USD	80,519	NGN	139,297,449	SCB	8/5/2025	(10,099)
PHP	63,677,821	USD	1,095,777	BCB	8/1/2025	(4,142)
PHP	31,838,238	USD	564,368	BNP	8/1/2025	(18,562)
PHP	31,839,583	USD	564,682	GSI	8/1/2025	(18,853)
PHP	63,677,821	USD	1,116,039	BCB	8/5/2025	(24,113)
PLN	3,496,386	EUR	821,087	CITI	8/5/2025	(4,122)
PLN	409,274	EUR	96,229	JPM	8/5/2025	(614)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
RON	6,369,527	EUR	1,254,298	DB	8/5/2025	$(24)
SGD	718,492	USD	558,061	CITI	8/1/2025	(4,693)
THB	59,498,827	USD	1,834,509	GSI	8/5/2025	(13,724)
TWD	7,849,619	USD	268,731	HSBC	8/6/2025	(5,915)
ZAR	9,706,274	USD	539,939	DB	8/1/2025	(7,103)
ZAR	7,075,901	USD	396,351	DB	8/1/2025	(7,912)
ZAR	3,876,126	USD	215,914	HSBC	8/1/2025	(3,130)
ZAR	9,591,995	USD	540,516	HSBC	8/1/2025	(13,953)
ZAR	12,497,704	USD	702,219	HSBC	8/1/2025	(16,144)
ZAR	2,111,277	USD	117,957	MS	8/1/2025	(2,057)
ZAR	4,945,349	USD	279,725	SSB	8/1/2025	(8,245)
ZAR	9,602,273	USD	539,097	SSB	8/1/2025	(11,971)
Total unrealized depreciation						$(629,214)
Total net unrealized depreciation						$(70,644)
Credit default swap contracts ("credit default swaps")
At July 31, 2025, the Fund had outstanding credit default swaps as follows:
Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Paid by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX Emerging Markets Index, Ser. 43 V1	USD	3,207,046	1.00%	3M	6/20/2030	$90,259	$(15,868)	$(3,742)	$70,649

Interest rate swap contracts ("interest rate swaps")
At July 31, 2025, the Fund had outstanding interest rate swaps as follows:
Centrally cleared interest rate swaps
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Effective Date(a)	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	BRL	947,033	Pay	1D CETIP	6.23%	—	T/T	1/4/2027	$(23,571)	$(41,137)	$(64,708)
LCH	BRL	4,796,573	Pay	1D CETIP	10.59%	—	T/T	1/2/2026	(16,764)	(21,648)	(38,412)
LCH	BRL	2,679,778	Pay	1D CETIP	10.17%	—	T/T	1/4/2027	(30,127)	(18,825)	(48,952)
LCH	BRL	7,349,181	Pay	1D CETIP	14.24%	—	T/T	1/3/2028	18,926	(1,206)	17,720
LCH	BRL	7,497,327	Pay	1D CETIP	14.34%	—	T/T	1/3/2028	22,397	(773)	21,624
LCH	BRL	4,472,822	Pay	1D CETIP	13.23%	—	T/T	1/2/2029	(5,894)	(1,268)	(7,162)
LCH	BRL	2,679,522	Pay	1D CETIP	13.23%	—	T/T	1/2/2029	(3,637)	(706)	(4,343)
LCH	BRL	2,042,008	Pay	1D CETIP	14.45%	—	T/T	1/2/2029	11,877	394	12,271
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Effective Date(a)	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	BRL	2,265,974	Pay	1D CETIP	13.65%	—	T/T	1/3/2033	$2,354	$(993)	$1,361
LCH	CNY	4,200,000	Pay	7D CNRR007	1.41%	—	3M/3M	5/7/2030	(4,145)	(484)	(4,629)
LCH	HUF	116,369,043	Pay	6M BUBOR	6.58%	—	1Y/6M	2/17/2030	2,566	(15)	2,551
LCH	HUF	259,081,290	Pay	6M BUBOR	6.05%	—	1Y/6M	5/20/2030	(10,114)	(785)	(10,899)
LCH	HUF	201,712,080	Pay	6M BUBOR	6.47%	—	1Y/6M	5/20/2035	(12,196)	(127)	(12,323)
LCH	KRW	900,000,000	Pay	3M KWCDC	2.78%	7/7/2030	3M/3M	7/7/2035	(419)	—	(419)
LCH	MXN	95,360,076	Pay	1D F-TIIE	8.23%	2/26/2027	28D/28D	2/25/2028	24,960	—	24,960
LCH	MXN	13,373,107	Pay	1D F-TIIE	8.68%	—	28D/28D	2/9/2029	21,831	372	22,203
LCH	MXN	22,715,472	Pay	1D F-TIIE	8.36%	—	28D/28D	2/21/2029	25,373	196	25,569
LCH	MXN	11,003,163	Pay	1D F-TIIE	8.77%	—	28D/28D	3/9/2029	15,625	240	15,865
LCH	MXN	18,284,249	Pay	1D F-TIIE	9.02%	—	28D/28D	7/30/2029	35,327	524	35,851
LCH	PLN	2,416,319	Pay	6M WIBOR	4.08%	—	1Y/6M	6/5/2030	(3,582)	(935)	(4,517)
LCH	PLN	1,307,145	Pay	6M WIBOR	4.12%	—	1Y/6M	6/6/2030	(1,310)	(470)	(1,780)
LCH	PLN	1,884,269	Pay	6M WIBOR	4.13%	—	1Y/6M	6/9/2030	(1,749)	(635)	(2,384)
LCH	PLN	1,876,505	Pay	6M WIBOR	4.15%	—	1Y/6M	6/9/2030	(1,288)	(617)	(1,905)
LCH	PLN	450,859	Pay	6M WIBOR	4.21%	—	1Y/6M	7/2/2030	(70)	(82)	(152)
LCH	PLN	3,341,545	Pay	6M WIBOR	4.04%	—	1Y/6M	7/7/2030	(6,656)	(537)	(7,193)
LCH	THB	20,500,000	Receive	1D THOR	1.95%	7/8/2030	3M/3M	7/8/2035	(1,005)	—	(1,005)
Total									$58,709	$(89,517)	$(30,808)

(a)	Forward swap. Effective date, if any, reflects the date interest accruals will commence.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Corporate Bonds#	$—	$28,907,114	$—	$28,907,114
Foreign Government Securities#	—	47,641,451	—	47,641,451
Short-Term Investments	—	3,730,152	—	3,730,152
Total Investments	$—	$80,278,717	$—	$80,278,717

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other Reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2025
Investments in Securities:
Corporate Bonds(1)(2)	$—	$—	$—	$(16)	$—	$—	$16	$—	$—	$—
Total	$—	$—	$—	$(16)	$—	$—	$16	$—	$—	$—
(1) At July 31, 2025, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

(2) Transfers into Level 3 were attributable to observable market data becoming unobservable for those securities. Transfers in or out of Level 3 represent the beginning value of any security where a change in the pricing level occurred from the beginning to the end of the period.

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2025:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$61,501	$—	$—	$61,501
Liabilities	(14,325)	—	—	(14,325)
Forward FX Contracts@
Assets	—	558,570	—	558,570
Liabilities	—	(629,214)	—	(629,214)
Swaps
Assets	—	250,624	—	250,624
Liabilities	—	(210,783)	—	(210,783)
Total	$47,176	$(30,803)	$—	$16,373

@	Futures and forward FX contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)
July 31, 2025

Principal Amount		Value
Asset-Backed Securities 1.8%
Other 1.8%
$1,000,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class E, (3 mo. USD Term SOFR + 7.46%), 11.78%, due 10/15/2034	$997,972 (a)(b)
1,000,000	Ballyrock CLO 28 Ltd., Series 2024-28A, Class D, (3 mo. USD Term SOFR + 5.00%), 9.33%, due 1/20/2038	1,006,113 (a)(b)
1,500,000	CIFC Funding Ltd., Series 2018-2A, Class D1R, (3 mo. USD Term SOFR + 3.05%), 7.38%, due 10/20/2037	1,506,976 (a)(b)
1,000,000	Galaxy 31 CLO Ltd., Series 2023-31A, Class ER, (3 mo. USD Term SOFR + 5.50%), 9.81%, due 7/15/2038	1,013,541 (a)(b)
1,000,000	OCP CLO Ltd., Series 2021-21A, Class D1R, (3 mo. USD Term SOFR + 2.65%), 6.98%, due 1/20/2038	1,002,824 (a)(b)
1,275,000	Palmer Square CLO Ltd., Series 2024-4A, Class E, (3 mo. USD Term SOFR + 5.00%), 9.32%, due 1/15/2038	1,283,974 (a)(b)
1,250,000	Voya CLO Ltd., Series 2024-2A, Class E, (3 mo. USD Term SOFR + 6.05%), 10.38%, due 7/20/2037	1,266,307 (a)(b)
1,300,000	Wellington Management CLO 4 Ltd., Series 2025-4A, Class D1, (3 mo. USD Term SOFR + 2.55%), 6.83%, due 4/18/2038	1,305,214 (a)(b)
Total Asset-Backed Securities (Cost $9,273,125)		9,382,921

Corporate Bonds 1.9%
Chemicals 0.5%
400,000	SCIH Salt Holdings, Inc., 4.88%, due 5/1/2028	388,387 (a)
1,305,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	1,297,776 (a)
690,000	WR Grace Holdings LLC, 4.88%, due 6/15/2027	686,111 (a)
2,372,274
Commercial Services 0.4%
700,000	Garda World Security Corp., 4.63%, due 2/15/2027	693,777 (a)
Prime Security Services Borrower LLC/Prime Finance, Inc.
1,170,000	3.38%, due 8/31/2027	1,127,932 (a)
510,000	3.38%, due 8/31/2027	491,663 (c)
2,313,372
Environmental Control 0.1%
720,000	Madison IAQ LLC, 4.13%, due 6/30/2028	696,734 (a)
Forest Products & Paper 0.1%
545,000	Ahlstrom Holding 3 OYJ, 4.88%, due 2/4/2028	522,481 (a)
Internet 0.1%
525,000	Cablevision Lightpath LLC, 3.88%, due 9/15/2027	519,834 (c)
Machinery - Diversified 0.2%
870,000	TK Elevator U.S. Newco, Inc., 5.25%, due 7/15/2027	866,108 (a)
Media 0.0%‡
274,000	Cumulus Media New Holdings, Inc., 8.00%, due 7/1/2029	73,980 (a)
Pipelines 0.1%
530,000	NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, due 2/15/2029	524,476 (c)
Software 0.0%‡
505,175	Rackspace Finance LLC, 3.50%, due 5/15/2028	238,695 (a)
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Telecommunications 0.4%
$325,000	Altice Financing SA, 5.00%, due 1/15/2028	$260,474 (a)
1,310,000	Altice France SA, 5.50%, due 1/15/2028	1,164,263 (a)
525,000	Zayo Group Holdings, Inc., 4.00%, due 3/1/2027	498,684 (a)
		1,923,421
Total Corporate Bonds (Cost $10,596,133)		10,051,375

Loan Assignments(b) 93.0%
Aerospace & Defense 2.6%
	Air Comm Corp. LLC
1,740,254	Term Loan, (3 mo. USD Term SOFR + 2.75%), 7.06%, due 12/11/2031	1,740,254 (d)
33,923	Term Loan, (3 mo. USD Term SOFR + 2.75%), 7.06%, due 12/11/2031	33,923 (d)
785,363	Amentum Government Services Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.61%, due 9/29/2031	784,970
1,344,838	Azorra Soar TLB Finance Ltd., Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.82%, due 10/18/2029	1,345,685
1,235,508	Cobham Ultra SeniorCo SARL, Term Loan B, (6 mo. USD Term SOFR + 3.50%), 8.18%, due 8/3/2029	1,236,608
	Dynasty Acquisition Co., Inc.
1,290,272	First Lien Term Loan B1, (1 mo. USD Term SOFR + 2.00%), 6.36%, due 10/31/2031	1,293,097
490,778	First Lien Term Loan B2, (1 mo. USD Term SOFR + 2.00%), 6.36%, due 10/31/2031	491,853
	Kaman Corp.
1,923,534	Term Loan B, (3 mo. USD Term SOFR + 2.75%), 7.08%, due 2/26/2032	1,924,131
17,421	Term Loan, (3 mo. USD Term SOFR + 2.75%), 7.08%, due 2/26/2032	17,426
	Peraton Corp.
1,192,749	Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.21%, due 2/1/2028	1,060,056
234,174	Second Lien Term Loan B1, (3 mo. USD Term SOFR + 7.75%), 12.18%, due 2/1/2029	148,534
1,579,713	Propulsion (BC) Finco SARL, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 7.04%, due 9/14/2029	1,584,768
	TransDigm, Inc.
751,038	Term Loan J, (3 mo. USD Term SOFR + 2.50%), 6.80%, due 2/28/2031	753,133
1,030,335	Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.80%, due 1/19/2032	1,033,138
		13,447,576
Air Freight & Logistics 0.3%
1,375,601	Worldwide Express Operations LLC, Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.30%, due 7/26/2028	1,373,978
Automobile Components 0.6%
1,710,000	Clarios Global LP, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.11%, due 1/28/2032	1,709,282
1,328,547	Dealer Tire Financial LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.36%, due 7/2/2031	1,324,893
		3,034,175
Beverages 0.3%
1,840,000	Sazerac Co., Inc., Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.83%, due 7/9/2032	1,845,759
Biotechnology 0.2%
1,045,000	Grifols Worldwide Operations USA, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.00%), 6.48%, due 11/15/2027	1,042,879
Broadline Retail 0.5%
	Peer Holding III BV
2,460,890	Term Loan B4B, (3 mo. USD Term SOFR + 2.50%), 6.80%, due 10/28/2030	2,464,729
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Broadline Retail – cont'd
$268,650	Term Loan B5B, (3 mo. USD Term SOFR + 2.50%), 6.80%, due 7/1/2031	$269,155
		2,733,884
Building Products 0.8%
1,533,016	Cornerstone Building Brands, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.69%, due 4/12/2028	1,395,091
840,000	Jeld-Wen, Inc., Term Loan B, (1 mo. USD Term SOFR), due 7/28/2028	790,499 (e)(f)
1,218,760	MI Windows & Doors LLC, Term Loan B2, (1 mo. USD Term SOFR + 2.75%), 7.11%, due 3/28/2031	1,219,137
675,812	Oscar AcquisitionCo LLC, Term Loan B, (3 mo. USD Term SOFR + 4.25%), 8.55%, due 4/29/2029	613,421
		4,018,148
Capital Markets 4.1%
2,614,763	Apex Group Treasury LLC, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.82%, due 2/27/2032	2,614,109 (e)(f)
1,552,973	AqGen Island Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.36%, due 8/2/2028	1,552,973
1,543,608	Citco Funding LLC, Term Loan B, (6 mo. USD Term SOFR + 2.75%), 6.93%, due 4/27/2028	1,550,678
	Edelman Financial Center LLC
1,382,363	Term Loan, (1 mo. USD Term SOFR + 3.00%), 7.36%, due 4/7/2028	1,383,786
450,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 5.25%), 9.61%, due 10/6/2028	451,688
967,824	FinCo I LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.61%, due 6/27/2029	967,021
700,000	Focus Financial Partners LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.11%, due 9/15/2031	700,161
1,765,518	Galaxy U.S. Opco, Inc., Term Loan, (3 mo. USD Term SOFR + 2.00%, 3 mo. USD Term SOFR + 3.75%), 3.75% – 6.31%, due 7/31/2030	1,613,560 (g)
1,641,750	Guggenheim Partners LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.80%, due 11/26/2031	1,645,444
1,484,668	Harbourvest Partners LLC, First Lien Term Loan B, (3 mo. USD Term SOFR + 2.25%), 6.55%, due 4/18/2030	1,484,668 (d)
1,560,000	IMC Financing LLC, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.85%, due 6/18/2032	1,573,650
1,184,484	Jane Street Group LLC, Term Loan B1, (3 mo. USD Term SOFR + 2.00%), 6.33%, due 12/15/2031	1,178,881
	NEXUS Buyer LLC
505,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 10.71%, due 11/5/2029	501,031
1,037,575	Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.86%, due 7/31/2031	1,039,006
	Orion U.S. Finco, Inc.
1,330,000	First Lien Term Loan, (1 mo. USD Term SOFR), due 5/20/2032	1,335,958 (e)(f)
535,000	Second Lien Term Loan, (1 mo. USD Term SOFR), due 5/20/2033	536,338 (e)(f)
1,509,481	Superannuation and Investments U.S. LLC, Term Loan, (1 mo. USD Term SOFR + 3.00%), 7.36%, due 12/1/2028	1,512,877
		21,641,829
Chemicals 2.0%
995,000	AAP Buyer, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.11%, due 9/9/2031	999,975 (d)
1,331,550	ECO Services Operations Corp., Term Loan B, (3 mo. USD Term SOFR + 2.00%), 6.31%, due 6/12/2031	1,326,557
1,334,515	Groupe Solmax, Inc., Term Loan, (1 mo. USD Term SOFR + 4.75%, 3 mo. USD Term SOFR + 4.75%), 9.22% – 9.31%, due 5/29/2028	1,105,566 (g)
1,402,932	Ineos U.S. Finance LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.36%, due 2/7/2031	1,287,190
1,407,925	Minerals Technologies, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.36%, due 11/26/2031	1,407,052
	Olympus Water U.S. Holding Corp.
1,719,444	Term Loan, (3 mo. USD Term SOFR + 3.00%), 7.30%, due 6/20/2031	1,711,706
565,000	Term Loan B, (1 mo. USD Term SOFR), due 7/23/2032	563,164 (e)(f)
711,045	SCUR-Alpha 1503 GmbH, Term Loan B1, (3 mo. USD Term SOFR + 5.50%), 9.81%, due 3/29/2030	671,582
1,337,673	Sparta U.S. HoldCo LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.32%, due 8/2/2030	1,319,694
		10,392,486
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Services & Supplies 4.6%
$1,628,591	Albion Financing 3 SARL, Term Loan, (3 mo. USD Term SOFR + 3.00%), 7.28% – 7.32%, due 5/21/2031	$1,634,291 (g)
2,176,160	Allied Universal Holdco LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.21%, due 5/12/2028	2,179,664
	Anticimex International AB
921,575	Term Loan B1, (3 mo. USD Term SOFR + 3.40%), 7.66%, due 11/16/2028	922,395
994,988	Term Loan B6, (3 mo. USD Term SOFR + 3.40%), 7.66%, due 11/16/2028	996,440
954,745	Aramark Services, Inc., Term Loan B8, (1 mo. USD Term SOFR + 2.00%), 6.36%, due 6/22/2030	954,917
870,750	ASP Dream Acquisition Co. LLC, Term Loan B, (1 mo. USD Term SOFR + 4.25%), 8.71%, due 12/15/2028	827,212 (d)
888,956	Belfor Holdings, Inc., Term Loan B3, (1 mo. USD Term SOFR + 3.00%), 7.36%, due 11/1/2030	890,627
1,444,725	BrightView Landscapes LLC, Term Loan B, (3 mo. USD Term SOFR + 2.00%), 6.31%, due 4/20/2029	1,441,720
1,351,350	Crash Champions LLC, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 9.08%, due 2/23/2029	1,250,918
1,254,891	EnergySolutions LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.61%, due 9/20/2030	1,261,165
1,268,282	ERM Emerald U.S., Inc., Term Loan B1, (3 mo. USD Term SOFR + 3.00%), 7.30%, due 7/12/2028	1,264,224
1,401,325	Garda World Security Corp., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.34%, due 2/1/2029	1,399,349
1,285,000	Gategroup Fin Luxembourg SA, Term Loan B, (1 mo. USD Term SOFR), due 5/28/2032	1,289,819 (e)(f)
1,349,450	Iron Mountain, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.36%, due 1/31/2031	1,348,330
1,848,719	Legence Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.61%, due 12/18/2028	1,853,008
2,001,032	PG Investment Co. 59 SARL, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 7.05%, due 3/26/2031	2,006,035
995,000	Service Logic Acquisition, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.00%, 3 mo. USD Term SOFR + 3.00%), 7.31% – 7.36%, due 10/29/2027	995,826 (g)
1,561,464	TMC Buyer, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.75%), 9.06%, due 11/1/2030	1,559,513
		24,075,453
Communications Equipment 0.2%
1,269,113	WatchGuard Technologies, Inc., Term Loan, (1 mo. USD Term SOFR + 5.25%), 9.61%, due 7/2/2029	1,261,574
Construction & Engineering 0.7%
666,261	Archkey Solutions LLC, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 9.05%, due 11/1/2031	669,699
1,161,834	Artera Services LLC, Term Loan, (3 mo. USD Term SOFR + 4.50%), 8.80%, due 2/15/2031	960,836
1,815,000	Tecta America Corp., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.36%, due 2/18/2032	1,818,122
		3,448,657
Construction Materials 0.8%
995,000	Potters Industries LLC, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 7.33%, due 12/14/2027	998,731
2,244,375	Quikrete Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.61%, due 2/10/2032	2,241,570
805,815	Star Holding LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 4.50%), 8.86%, due 7/31/2031	790,102
		4,030,403
Consumer Finance 0.3%
1,558,225	CPI Holdco B LLC, Term Loan, (1 mo. USD Term SOFR + 2.00%), 6.36%, due 5/19/2031	1,556,402
Consumer Staples Distribution & Retail 0.5%
1,845,000	Boots Group Bidco Ltd., Term Loan, (1 mo. USD Term SOFR), due 7/16/2032	1,841,550 (e)(f)
197,443	Cardenas Markets, Inc., Term Loan, (3 mo. USD Term SOFR + 6.75%), 11.15%, due 8/1/2029	181,586
634,375	Northeast Grocery, Inc., Term Loan B, (3 mo. USD Term SOFR + 7.50%), 11.82%, due 12/13/2028	635,434
		2,658,570
Containers & Packaging 3.4%
1,554,300	Altium Packaging LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.86%, due 6/11/2031	1,540,700
1,776,597	Berlin Packaging LLC, Term Loan B7, (1 mo. USD Term SOFR + 3.25%), 7.55%, due 6/7/2031	1,780,719
	Clydesdale Acquisition Holdings, Inc.
1,788,729	Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.61%, due 4/1/2032	1,787,047
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Containers & Packaging – cont'd
$938	Term Loan, (1 mo. USD Term SOFR + 3.25%), 7.61%, due 4/1/2032	$937
1,328,325	Glatfelter Corp., Term Loan B, (3 mo. USD Term SOFR + 4.25%), 8.58%, due 11/4/2031	1,317,951
739,298	IRIS Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), 9.16%, due 6/28/2028	718,539
1,407,649	Klockner-Pentaplast of America, Inc., Term Loan B, (6 mo. USD Term SOFR + 4.73%), 9.23%, due 2/12/2026	1,280,933
1,273,712	Mauser Packaging Solutions Holding Co., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.32%, due 4/15/2027	1,273,254
123,818	Mold-Rite Plastics LLC, Term Loan, (1 mo. USD Term SOFR + 1.50%), 5.96%, due 10/4/2028	105,121
1,800,488	Pregis TopCo Corp., Term Loan, (1 mo. USD Term SOFR + 4.00%), 8.36%, due 2/1/2029	1,816,692
950,771	Ring Container Technologies Group LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.11%, due 8/14/2028	951,722
670,000	Spa Holdings 3 Oy, Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.48%, due 5/23/2030	673,069
1,313,408	SupplyOne, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.86%, due 4/21/2031	1,320,212
1,057,013	Technimark Holdings LLC, Term Loan, (1 mo. USD Term SOFR + 3.25%), 7.60%, due 4/14/2031	1,057,012
2,025,575	Trident TPI Holdings, Inc., Term Loan B7, (3 mo. USD Term SOFR + 3.75%), 8.05%, due 9/15/2028	1,978,419
		17,602,327
Distributors 0.3%
	S&S Holdings LLC
1,573,419	Term Loan, (1 mo. USD Term SOFR + 5.00%), 9.45%, due 3/11/2028	1,551,391 (e)(f)
225,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 8.75%), 13.20%, due 3/9/2029	205,875
		1,757,266
Diversified Consumer Services 1.8%
	Ascend Learning LLC
1,736,286	Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.36%, due 12/11/2028	1,736,286
449,040	Second Lien Term Loan, (1 mo. USD Term SOFR + 5.75%), 10.21%, due 12/10/2029	448,591
1,766,650	Belron Finance 2019 LLC, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 7.05%, due 10/16/2031	1,772,833
1,432,800	FrontDoor, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.61%, due 12/19/2031	1,436,382
2,061,013	Fugue Finance BV, Term Loan, (3 mo. USD Term SOFR + 2.75%), 7.10%, due 1/9/2032	2,067,999
1,751,708	Wand NewCo 3, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.86%, due 1/30/2031	1,747,434
		9,209,525
Diversified Telecommunication Services 4.2%
1,616,078	Altice Financing SA, First Lien Term Loan, (3 mo. USD Term SOFR + 1.75%), 9.25%, due 1/31/2026	1,543,354 (d)
	Altice France SA
1,240,000	Term Loan B13, (3 mo. USD Term SOFR + 3.00%), 10.50%, due 8/14/2026	1,125,300
936,158	Term Loan B14, (3 mo. USD Term SOFR + 5.50%), 9.82%, due 8/15/2028	869,456
216,556	Cable One, Inc., Term Loan B4, (1 mo. USD Term SOFR + 2.00%), 6.47%, due 5/3/2028	208,327
1,488,373	CommScope, Inc., Term Loan, (1 mo. USD Term SOFR + 5.25%), 9.61%, due 12/17/2029	1,511,726
	CSC Holdings LLC
2,340,799	Term Loan B5, (3 mo. USD Term SOFR + 1.50%), 9.00%, due 4/15/2027	2,302,761
1,674,278	Term Loan B6, (1 mo. USD Term SOFR + 4.50%), 8.84%, due 1/18/2028	1,667,764
1,520,000	ITG Communications LLC, Term Loan B, (1 mo. USD Term SOFR + 4.75%), 9.09%, due 7/1/2031	1,506,700 (d)
2,180,000	Level 3 Financing, Inc., Term Loan B, (1 mo. USD Term SOFR + 4.25%), 8.61%, due 3/27/2032	2,196,350
526,420	Lumen Technologies, Inc., Term Loan A, (1 mo. USD Term SOFR + 6.00%), 10.36%, due 6/1/2028	537,386
937,602	Numericable Group SA, Term Loan B11, (3 mo. USD Term SOFR + 1.75%), 9.25%, due 10/31/2025	843,645
513,564	Radiate Holdco LLC, Term Loan, (1 mo. USD Term SOFR + 3.50%), 7.97%, due 9/25/2029	444,362
1,520,000	Sunrise Financing Partnership, Term Loan AAA, (6 mo. USD Term SOFR + 2.50%), 6.69%, due 2/15/2032	1,517,629
330,000	Telesat Canada, Term Loan B5, (3 mo. USD Term SOFR + 2.75%), 7.34%, due 12/7/2026	209,078
904,149	Virgin Media Bristol LLC, Term Loan N, (1 mo. USD Term SOFR + 2.50%), 6.96%, due 1/31/2028	892,287
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Diversified Telecommunication Services – cont'd
$1,120,000	Windstream Services LLC, Term Loan B, (1 mo. USD Term SOFR + 4.75%), 9.21%, due 10/1/2031	$1,124,200 (d)
	Zayo Group Holdings, Inc.
2,025,875	Term Loan, (1 mo. USD Term SOFR + 3.00%), 7.47%, due 3/9/2027	1,952,660
1,603,110	Term Loan B, (1 mo. USD Term SOFR + 4.18%), 8.53%, due 3/9/2027	1,556,027
		22,009,012
Electric Utilities 2.2%
2,356,140	Alpha Generation LLC, Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.36%, due 9/30/2031	2,351,734
1,632,889	Astoria Energy LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.11%, due 6/23/2032	1,636,710
1,565,000	Cornerstone Generation LLC, Term Loan B, (1 mo. USD Term SOFR), due 10/28/2031	1,574,781 (e)(f)
1,552,730	EFS Cogen Holdings I LLC, Term Loan B, (3 mo. USD Term SOFR + 3.00%), due 10/3/2031	1,556,612
1,040,000	Hill Top Energy Center LLC, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.55%, due 6/26/2032	1,042,600
1,635,000	Lackawanna Energy Center LLC, Term Loan B, (1 mo. USD Term SOFR), due 7/23/2032	1,641,131 (e)(f)
1,636,694	MRP Buyer LLC, Term Loan, (3 mo. USD Term SOFR + 3.25%), 7.57%, due 6/4/2032	1,607,037
		11,410,605
Electrical Equipment 0.7%
1,920,000	Arcline FM Holdings LLC, Term Loan, (6 mo. USD Term SOFR + 3.50%), 7.58%, due 6/24/2030	1,930,810
1,801,800	WEC U.S. Holdings Ltd., Term Loan, (1 mo. USD Term SOFR + 2.25%), 6.58%, due 1/27/2031	1,802,178
		3,732,988
Electronic Equipment, Instruments & Components 1.4%
	Chamberlain Group, Inc.
2,104,030	Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.71%, due 11/3/2028	2,103,694
2,370,000	Term Loan B, (1 mo. USD Term SOFR), due 7/22/2032	2,369,005 (e)(f)
1,221,034	Ingram Micro, Inc., Term Loan, (3 mo. USD Term SOFR + 2.25%), 6.56%, due 9/22/2031	1,225,613
1,690,000	Mirion Technologies, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.25%), 6.55%, due 6/4/2032	1,694,647
		7,392,959
Energy Equipment & Services 0.5%
992,500	Brock Holdings III, Inc., Term Loan B, (3 mo. USD Term SOFR + 5.75%), 10.05%, due 5/2/2030	955,281
1,560,000	Covia Holdings Corp., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.55%, due 2/26/2032	1,564,384
		2,519,665
Entertainment 1.2%
1,795,975	Creative Artists Agency LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.86%, due 10/1/2031	1,796,352
1,224,133	EP Purchaser LLC, Term Loan B, (3 mo. USD Term SOFR + 4.50%), 9.06%, due 11/6/2028	1,217,253 (d)
1,535,000	International Entertainment JJCo 3 Ltd., Term Loan B, (3 mo. USD Term SOFR + 3.75%), 8.06%, due 4/29/2032	1,542,675
1,520,000	Wasserman Media Group LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.35%, due 6/23/2032	1,521,900
		6,078,180
Financial Services 0.6%
1,581,038	BCPE Pequod Buyer, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.36%, due 11/25/2031	1,583,014
1,800,488	GEN II Fund Services LLC, Term Loan B, (6 mo. USD Term SOFR + 2.75%), 6.97%, due 11/26/2031	1,802,738
		3,385,752
Food Products 2.6%
3,100,000	Froneri Lux Finco SARL, Term Loan, (1 mo. USD Term SOFR), due 7/16/2032	3,092,653 (e)(f)
773,043	Max U.S. Bidco, Inc., Term Loan B, (1 mo. USD Term SOFR + 5.00%), 9.36%, due 10/2/2030	766,828
1,685,000	Newly Weds Foods, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.59%, due 3/15/2032	1,682,894
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Food Products – cont'd
$1,561,032	Nomad Foods U.S. LLC, Term Loan B5, (6 mo. USD Term SOFR + 2.50%), 6.54%, due 11/12/2029	$1,561,235
1,230,000	Nourish Buyer I, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.50%), 8.82%, due 7/9/2032	1,223,850 (d)
1,398,103	Sauer Brands, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.61%, due 2/19/2032	1,403,724
997,500	Solina Bidco, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.57%, due 3/12/2029	1,002,487
1,550,000	Sycamore Buyer LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.60%, due 5/21/2032	1,551,937
1,530,000	UTZ Quality Foods LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.86%, due 1/29/2032	1,530,000
		13,815,608
Gas Utilities 0.5%
1,007,137	CQP Holdco LP, First Lien Term Loan B, (3 mo. USD Term SOFR + 2.00%), 6.30%, due 12/31/2030	1,007,520
1,535,344	Natgasoline LLC, Term Loan B, (1 mo. USD Term SOFR + 5.50%), 9.86%, due 3/29/2030	1,535,344
		2,542,864
Ground Transportation 0.3%
1,797,295	Kenan Advantage Group, Inc., Term Loan B4, (1 mo. USD Term SOFR + 3.25%), 7.61%, due 1/25/2029	1,788,309
Health Care Equipment & Supplies 1.3%
1,519,679	Auris Luxembourg III SARL, Term Loan B, (6 mo. USD Term SOFR + 3.50%), 7.82%, due 2/28/2029	1,530,134
	Bausch & Lomb Corp.
786,963	Term Loan, (1 mo. USD Term SOFR + 4.00%), 8.36%, due 9/29/2028	786,310
2,040,000	Term Loan B, (1 mo. USD Term SOFR + 4.25%), 8.61%, due 1/15/2031	2,045,610 (e)(f)
987,538	Sharp Services LLC, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.55%, due 12/31/2028	991,241
1,353,200	Viant Medical Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 4.00%), 8.36%, due 10/29/2031	1,350,669
		6,703,964
Health Care Providers & Services 6.3%
800,213	ADMI Corp., Term Loan B2, (1 mo. USD Term SOFR + 3.38%), 7.85%, due 12/23/2027	745,198
772,356	Agiliti Health, Inc., Term Loan, (3 mo. USD Term SOFR + 3.00%, 6 mo. USD Term SOFR + 3.00%), 7.22% – 7.29%, due 5/1/2030	747,896 (g)
	Aveanna Healthcare LLC
1,832,519	Term Loan B, (3 mo. USD Term SOFR + 3.75%), 8.18%, due 7/17/2028	1,805,691 (e)(f)
694,547	Second Lien Term Loan, (3 mo. USD Term SOFR + 7.00%), 11.48%, due 12/10/2029	686,733
759,654	CHG Healthcare Services, Inc., Term Loan B1, (3 mo. USD Term SOFR + 3.00%), 7.33%, due 9/29/2028	759,001
2,605,563	CNT Holdings I Corp., Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.81%, due 11/8/2032	2,608,976
693,034	Concentra Health Services, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.36%, due 7/26/2031	696,069
1,807,150	Ensemble RCM LLC, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 7.31%, due 8/1/2029	1,814,433
	Hanger, Inc.
1,405,110	Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.86%, due 10/23/2031	1,408,327
27,137	Term Loan, (1 mo. USD Term SOFR + 3.50%), 7.86%, due 10/23/2031	27,199
1,201,957	Heartland Dental LLC, Term Loan, (1 mo. USD Term SOFR + 4.50%), 8.86%, due 4/28/2028	1,202,859
1,367,064	Help At Home, Inc., Term Loan B, (1 mo. USD Term SOFR + 5.00%), 9.36%, due 9/24/2031	1,319,217
	LifePoint Health, Inc.
525,000	First Lien Term Loan B, (3 mo. USD Term SOFR), due 5/19/2031	523,635 (e)(f)
1,575,000	Term Loan B1, (3 mo. USD Term SOFR + 3.50%), 7.82%, due 5/19/2031	1,565,408
892,002	Medical Solutions Holdings, Inc., First Lien Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.91%, due 11/1/2028	484,651
	National Mentor Holdings, Inc.
900,610	Term Loan, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 8.15% – 8.21%, due 3/2/2028	877,609 (g)
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Health Care Providers & Services – cont'd
$28,758	Term Loan C, (3 mo. USD Term SOFR + 3.75%), 8.15%, due 3/2/2028	$28,024
410,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 7.25%), 11.65%, due 3/2/2029	386,597
1,540,297	Outcomes Group Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.11%, due 5/6/2031	1,547,351
1,910,724	Phoenix Guarantor, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.86%, due 2/21/2031	1,911,374
2,080,785	Raven Acquisition Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.61%, due 11/19/2031	2,079,204
122,004	Sound Inpatient Physicians, Term Loan, (3 mo. USD Term SOFR + 6.75%), 11.31%, due 6/28/2029	99,586
2,019,938	Southern Veterinary Partners LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.82%, due 12/4/2031	2,019,433
526,323	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.30%, due 9/27/2030	519,965
1,611,702	Summit Behavioral Healthcare LLC, Term Loan B, (3 mo. USD Term SOFR + 4.25%), 8.55%, due 11/24/2028	1,193,466
	Team Health Holdings, Inc.
1,296,929	Term Loan B, (1 mo. USD Term SOFR + 5.25%), 9.61%, due 3/2/2027	1,294,231
1,635,000	Term Loan B, (1 mo. USD Term SOFR), due 6/23/2028	1,634,313 (e)(f)
	Team Services Group
1,263,650	Term Loan B, (3 mo. USD Term SOFR + 5.25%), 9.56%, due 12/20/2027	1,260,491
464,477	Term Loan, (3 mo. USD Term SOFR + 5.00%), 9.57%, due 12/20/2027	460,246
75,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 9.00%), 13.57%, due 12/18/2028	74,625 (d)
1,551,554	TTF Holdings LLC, Term Loan, (6 mo. USD Term SOFR + 3.75%), 8.00%, due 7/18/2031	1,537,978
		33,319,786
Health Care Technology 1.7%
2,406,115	Athenahealth Group, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.11%, due 2/15/2029	2,402,578
2,276,435	Cotiviti Corp., Term Loan, (1 mo. USD Term SOFR + 2.75%), 7.08%, due 5/1/2031	2,268,855
1,532,095	Imprivata, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.00%), 7.32%, due 12/1/2027	1,534,562
710,414	Waystar Technologies, Inc., First Lien Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.61%, due 10/22/2029	711,600
2,223,825	Zelis Payments Buyer, Inc., Term Loan, (1 mo. USD Term SOFR + 3.25%), 7.61%, due 11/26/2031	2,220,778
		9,138,373
Hotels, Restaurants & Leisure 4.2%
937,322	Allwyn Entertainment Financing U.S. LLC, Term Loan B, (3 mo. USD Term SOFR + 2.00%), 6.33%, due 6/2/2031	931,464
	Alterra Mountain Co.
884,018	Term Loan B9, (1 mo. USD Term SOFR + 2.50%), 6.85%, due 8/18/2028	885,680
1,365,071	Term Loan B8, (1 mo. USD Term SOFR + 2.50%), 6.85%, due 5/31/2030	1,367,350
1,070,000	Bingo Holdings I LLC, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 9.05%, due 6/30/2032	1,070,450
1,501,000	Caesars Entertainment, Inc., Term Loan B1, (1 mo. USD Term SOFR + 2.25%), 6.61%, due 2/6/2031	1,497,623
1,515,000	Catawba Nation Gaming Authority, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 9.05%, due 3/29/2032	1,540,255
1,280,000	Flutter Financing BV, Term Loan B, (3 mo. USD Term SOFR + 2.00%), 6.30%, due 6/4/2032	1,278,400
1,676,575	GBT US III LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.81%, due 7/28/2031	1,680,666
1,293,600	Golden Entertainment, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.61%, due 5/28/2030	1,295,217
1,422,351	GVC Holdings (Gibraltar) Ltd., Term Loan B3, (6 mo. USD Term SOFR + 2.75%), 7.02%, due 10/31/2029	1,423,147
1,550,000	Herschend Entertainment Co. LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.60%, due 5/27/2032	1,561,625
1,256,850	Jack Ohio Finance LLC, Term Loan B, (1 mo. USD Term SOFR + 4.00%), 8.36%, due 2/2/2032	1,245,853
1,557,155	LC AHAB U.S. Bidco LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.36%, due 5/1/2031	1,558,136
1,333,300	Life Time Fitness, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.58%, due 11/5/2031	1,335,407
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Hotels, Restaurants & Leisure – cont'd
$1,037,163	OEG Borrower LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.81%, due 6/30/2031	$1,042,348
1,622,837	Scientific Games Holdings LP, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 7.29%, due 4/4/2029	1,621,311
814,748	SeaWorld Parks & Entertainment, Inc., Term Loan B3, (1 mo. USD Term SOFR + 2.00%), 6.36%, due 12/4/2031	813,053
		22,147,985
Household Durables 0.7%
2,103,552	Hunter Douglas, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.55%, due 1/20/2032	2,102,900
1,628,111	Weber-Stephen Products LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.72%, due 10/30/2027	1,625,571
		3,728,471
Independent Power & Renewable Electricity Producers 1.7%
855,541	Carroll County Energy LLC, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.55%, due 6/30/2031	857,680
1,556,100	Cogentrix Finance Holdco I LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.11%, due 2/26/2032	1,557,392
851,842	Compass Power Generation LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.61%, due 4/14/2029	853,707
1,092,836	Eastern Power LLC, Term Loan B, (1 mo. USD Term SOFR + 5.25%), 9.61%, due 4/3/2028	1,096,257
1,289,250	Hamilton Projects Acquiror LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.86%, due 5/30/2031	1,290,655
	Invenergy Thermal Operating I LLC
1,406,250	Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.80%, due 5/17/2032	1,418,203
93,750	Term Loan C, (3 mo. USD Term SOFR + 3.50%), 7.80%, due 5/17/2032	94,547
902,913	Oregon Clean Energy LLC, First Lien Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.80%, due 7/12/2030	905,811
876,960	Talen Energy Supply LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.81%, due 5/17/2030	877,644
		8,951,896
Insurance 4.0%
	Acrisure LLC
2,332,627	First Lien Term Loan B6, (1 mo. USD Term SOFR + 3.00%), 7.36%, due 11/6/2030	2,329,711
1,360,000	Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.61%, due 6/21/2032	1,361,700
2,019,738	Alliant Holdings Intermediate LLC, Term Loan B6, (1 mo. USD Term SOFR + 2.75%), 7.10%, due 9/19/2031	2,019,535
1,229,261	AmWINS Group, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.61%, due 1/30/2032	1,229,753
1,958,935	Bella Holding Co. LLC, Term Loan, (1 mo. USD Term SOFR + 3.00%), 7.36%, due 5/10/2028	1,961,638
2,488,935	Broadstreet Partners, Inc., Term Loan B4, (1 mo. USD Term SOFR + 2.75%), 7.11%, due 6/13/2031	2,490,353 (e)(f)
2,818,416	Gainwell Acquisition Corp., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.40%, due 10/1/2027	2,775,266
1,671,137	HUB International Ltd., Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.83%, due 6/20/2030	1,672,474
1,980,000	Trucordia Insurance Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.61%, due 6/17/2032	1,989,900
1,842,298	Truist Insurance Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 7.05%, due 5/6/2031	1,841,525
1,120,163	USI, Inc., Term Loan C, (3 mo. USD Term SOFR + 2.25%), 6.55%, due 9/29/2030	1,117,710
		20,789,565
IT Services 1.6%
1,685,469	Ahead DB Holdings LLC, Term Loan B3, (3 mo. USD Term SOFR + 3.00%), 7.30%, due 2/3/2031	1,686,177
839,223	Endure Digital, Inc., Term Loan, (1 mo. USD Term SOFR + 3.50%), 7.94%, due 2/10/2028	432,200
1,156,263	Fortress Intermediate 3, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.32%, due 6/27/2031	1,156,262
215,043	GTT Communications, Inc., Term Loan, (6 mo. USD Term SOFR + 14.00%), 14.00%, due 7/15/2031	174,185 (d)
	Rackspace Finance LLC
490,749	First Lien Term Loan, (1 mo. USD Term SOFR + 2.75%), 7.21%, due 5/15/2028	253,963
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

IT Services – cont'd
$329,159	First Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 10.71%, due 5/15/2028	$331,746
388,490	Redstone Holdco 2 LP, Term Loan, (3 mo. USD Term SOFR + 4.75%), 9.32%, due 4/27/2028	201,529
2,357,387	Sedgwick Claims Management Services, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.36%, due 7/31/2031	2,359,344
1,030,000	team.blue Finco SARL, Term Loan B, (1 mo. USD Term SOFR), due 7/12/2032	1,030,649 (e)(f)
901,943	World Wide Technology Holding Co. LLC, Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.35%, due 3/1/2030	899,688 (d)
		8,525,743
Leisure Products 0.2%
1,047,368	SRAM LLC, Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.36%, due 2/27/2032	1,043,881
Life Sciences Tools & Services 0.3%
1,680,481	Parexel International Corp., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.86%, due 11/15/2028	1,682,161
Machinery 2.6%
250,000	American Trailer World Corp., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.21%, due 3/3/2028	207,625
1,670,813	Barnes Group, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.36%, due 1/27/2032	1,671,715
1,615,940	Crown Equipment Corp., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.58%, due 10/10/2031	1,620,998
	EMRLD Borrower LP
664,414	Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.83%, due 5/31/2030	664,447
1,121,525	Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.86%, due 8/4/2031	1,121,603
	Engineered Machinery Holdings, Inc.
1,226,009	Term Loan, (3 mo. USD Term SOFR + 3.50%), 8.06%, due 5/19/2028	1,231,698
560,792	Second Lien Term Loan, (3 mo. USD Term SOFR + 6.00%), 10.56%, due 5/21/2029	561,257
1,789,676	Illuminate Buyer LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.36%, due 12/31/2029	1,792,235
1,564,356	LSF11 Trinity Bidco, Inc., First Lien Term Loan, (1 mo. USD Term SOFR + 3.00%), 7.35%, due 6/14/2030	1,564,356
1,002,396	Madison IAQ LLC, Term Loan, (6 mo. USD Term SOFR + 2.50%), 6.70%, due 6/21/2028	1,002,286
1,302,999	TK Elevator Midco GmbH, Term Loan B, (6 mo. USD Term SOFR + 3.00%), 7.20%, due 4/30/2030	1,309,514
844,375	Vector WP Holdco, Inc., Term Loan B, (1 mo. USD Term SOFR + 5.00%), 9.47%, due 10/12/2028	832,765
		13,580,499
Media 1.8%
1,526,175	ABG Intermediate Holdings 2 LLC, Term Loan, (1 mo. USD Term SOFR + 2.25%), 6.61%, due 2/13/2032	1,519,978
2,088,253	Charter Communications Operating LLC, Term Loan B5, (3 mo. USD Term SOFR + 2.25%), 6.54%, due 12/15/2031	2,086,687
1,610,001	CMG Media Corp., Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.90%, due 6/18/2029	1,569,751
1,093,699	Eagle Broadband Investments LLC, Term Loan, (3 mo. USD Term SOFR + 3.00%), 7.56%, due 11/12/2027	1,085,157
460,370	McGraw-Hill Global Education Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.61%, due 8/6/2031	461,125
1,736,396	Neptune Bidco U.S., Inc., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 9.43%, due 4/11/2029	1,664,492
1,047,119	UFC Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 6.57%, due 11/21/2031	1,049,527
		9,436,717
Metals & Mining 0.9%
1,277,396	Arsenal AIC Parent LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.11%, due 8/19/2030	1,278,992
895,249	PMHC II, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.25%), 8.73%, due 4/23/2029	754,498
1,680,986	SCIH Salt Holdings, Inc., Term Loan B, (6 mo. USD Term SOFR + 3.00%), 7.20%, due 1/31/2029	1,682,903
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Metals & Mining – cont'd
$1,094,688	Trulite Holding Corp., Term Loan, (3 mo. USD Term SOFR + 6.00%), 10.29%, due 3/1/2030	$1,061,847 (d)
		4,778,240
Mortgage Real Estate Investment Trusts 0.9%
1,315,000	Apollo Commercial Real Estate Finance, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.59%, due 6/13/2030	1,323,219 (d)
	Blackstone Mortgage Trust, Inc.
246,555	Term Loan B4, (1 mo. USD Term SOFR + 3.50%), 7.86%, due 5/9/2029	246,555
1,675,000	Term Loan B6, (1 mo. USD Term SOFR + 3.00%), 7.36%, due 12/10/2030	1,680,578
1,592,517	Starwood Property Trust, Inc., First Lien Term Loan B, (1 mo. USD Term SOFR + 1.75%), due 11/18/2027	1,590,527
		4,840,879
Oil, Gas & Consumable Fuels 4.8%
1,270,375	AL GCX Fund VIII Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.32%, due 1/30/2032	1,269,981
1,232,056	AL GCX Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.32%, due 5/17/2029	1,232,931
1,732,447	AL NGPL Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.78%, due 12/9/2030	1,735,912
1,486,896	BCP Renaissance Parent LLC, Term Loan B3, (3 mo. USD Term SOFR + 3.00%), 7.30%, due 10/31/2028	1,489,022
760,479	Brazos Delaware II LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.34%, due 2/11/2030	760,715
1,492,484	CPPIB Capital, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 7.05%, due 8/20/2031	1,496,842
1,336,650	EMG Utica LLC, Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.30%, due 4/1/2030	1,336,650 (d)
1,165,785	Freeport LNG Investments LLLP, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.58%, due 12/21/2028	1,166,275
1,375,588	ITT Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 2.48%), 6.82%, due 10/11/2030	1,376,454
1,600,000	M6 ETX Holdings II Midco LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.36%, due 4/1/2032	1,608,496
1,487,401	New Fortress Energy, Inc., Term Loan B, (3 mo. USD Term SOFR + 5.50%), 9.81%, due 10/30/2028	678,627
809,351	NGL Energy Partners LP, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.11%, due 2/3/2031	809,149
2,311,964	Oryx Midstream Services Permian Basin LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.60%, due 10/5/2028	2,314,415
1,185,953	Prairie ECI Acquiror LP, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.11%, due 8/1/2029	1,192,630
2,114,375	Rockpoint Gas Storage Partners LP, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 7.30%, due 9/18/2031	2,118,879
1,907,402	Traverse Midstream Partners LLC, Term Loan, (3 mo. USD Term SOFR + 3.00%), 7.31%, due 2/16/2028	1,909,786
1,334,913	Waterbridge Midstream Operating LLC, Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.30%, due 5/10/2029	1,334,912
1,540,000	Whitewater Matterhorn Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 6.57%, due 6/16/2032	1,543,850
		25,375,526
Paper & Forest Products 0.1%
646,879	Spa Holdings 3 Oy, Term Loan B, (3 mo. USD Term SOFR + 3.75%), 8.31%, due 2/4/2028	647,688
Passenger Airlines 0.8%
	American Airlines, Inc.
1,200,139	Term Loan, (3 mo. USD Term SOFR + 2.25%), 6.58%, due 4/20/2028	1,194,139
1,376,550	Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.58%, due 5/28/2032	1,385,153
1,600,000	Vista Management Holding, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.75%), 8.04%, due 4/1/2031	1,605,328
		4,184,620
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Personal Care Products 0.5%
$2,720,000	Opal Bidco SAS, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.44%, due 4/28/2032	$2,729,194
Pharmaceuticals 0.5%
2,720,000	Bausch Health Cos., Inc., Term Loan B, (1 mo. USD Term SOFR + 6.25%), 10.61%, due 10/8/2030	2,661,357
Professional Services 3.0%
	AAL Delaware Holdco, Inc.
685,000	Term Loan, (1 mo. USD Term SOFR), due 7/30/2031	685,000 (e)(f)
1,205,903	Term Loan, (1 mo. USD Term SOFR + 2.75%), 7.11%, due 7/30/2031	1,205,903
	Amspec Parent LLC
1,243,667	Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.80%, due 12/22/2031	1,248,330
76,533	Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.82%, due 12/22/2031	76,820
1,345,000	Berkeley Research Group LLC, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.55%, due 5/1/2032	1,348,363
1,299,248	CohnReznick LLP, Term Loan, (3 mo. USD Term SOFR + 4.00%), 8.30%, due 3/31/2032	1,297,624
966,292	Corporation Service Co., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.36%, due 11/2/2029	964,118
1,551,483	Eisner Advisory Group LLC, Term Loan B, (1 mo. USD Term SOFR + 4.00%), 8.36%, due 2/28/2031	1,558,961
1,355,250	Element Materials Technology Group U.S. Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 3.75%), 8.05%, due 7/6/2029	1,356,375
2,570,000	EOC Borrower LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.36%, due 3/24/2032	2,571,619
1,018,976	First Advantage Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), due 10/31/2031	1,022,166
777,017	Genuine Financial Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.61%, due 9/27/2030	750,466
1,590,636	Ryan LLC, Term Loan, (1 mo. USD Term SOFR + 3.50%), 7.86%, due 11/14/2030	1,590,843
		15,676,588
Real Estate Management & Development 0.3%
1,699,876	Greystar Real Estate Partners LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.81%, due 8/21/2030	1,699,876 (d)
Software 9.8%
	Applied Systems, Inc.
846,471	First Lien Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.80%, due 2/24/2031	846,768
500,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 4.50%), 8.80%, due 2/23/2032	512,375
1,780,000	Avalara, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.55%, due 3/26/2032	1,786,533
1,545,438	Bending Spoons U.S., Inc., Term Loan B, (1 mo. USD Term SOFR + 5.25%), 9.58%, due 3/7/2031	1,542,223
477,009	Cast & Crew Payroll LLC, Term Loan, (1 mo. USD Term SOFR + 3.75%), 8.11%, due 12/29/2028	452,892
868,443	CCC Intelligent Solutions, Inc., Term Loan, (1 mo. USD Term SOFR + 2.00%), 6.36%, due 1/23/2032	868,990
879,882	Central Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.55%, due 7/6/2029	714,904
1,540,000	Clearwater Analytics LLC, Term Loan B, (6 mo. USD Term SOFR + 2.25%), 6.46%, due 4/21/2032	1,540,970
	Cloudera, Inc.
881,208	Term Loan, (1 mo. USD Term SOFR + 3.75%), 8.21%, due 10/8/2028	842,928
495,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 6.00%), 10.46%, due 10/8/2029	431,581
1,835,727	ConnectWise LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 8.06%, due 9/29/2028	1,840,647
1,389,971	Constant Contact, Inc., Term Loan, (3 mo. USD Term SOFR + 4.00%), 8.58%, due 2/10/2028	1,340,085
	Darktrace PLC
1,406,475	First Lien Term Loan, (3 mo. USD Term SOFR + 3.25%), 7.57%, due 10/9/2031	1,407,642
470,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 5.25%), 9.57%, due 10/9/2032	470,442
	Ellucian Holdings, Inc.
1,264,446	First Lien Term Loan B, (1 mo. USD Term SOFR + 2.75%), due 10/9/2029	1,265,040
470,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 4.75%), 9.11%, due 11/22/2032	482,925 (d)
1,553,263	Epicor Software Corp., Term Loan E, (1 mo. USD Term SOFR + 2.75%), 7.11%, due 5/30/2031	1,555,204
1,570,832	Flexera Software LLC, First Lien Term Loan, (3 mo. USD Term SOFR + 3.00%), 7.31%, due 3/3/2028	1,568,303
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Software – cont'd
$767,789	Foundational Education Group, Inc., First Lien Term Loan, (1 mo. USD Term SOFR + 3.75%), 8.22%, due 8/31/2028	$691,010
1,824,030	Genesys Cloud Services Holdings II LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.86%, due 1/30/2032	1,821,421
1,610,000	IGT Holding IV AB, Term Loan B5, (3 mo. USD Term SOFR + 3.50%), 7.80%, due 9/1/2031	1,621,077
	Instructure Holdings, Inc.
1,576,050	Term Loan, (6 mo. USD Term SOFR + 3.00%), 7.21%, due 11/13/2031	1,579,738
450,000	Second Lien Term Loan, (6 mo. USD Term SOFR + 5.00%), 9.21%, due 11/12/2032	455,625
	Ivanti Software, Inc.
708,518	First Lien Term Loan, (3 mo. USD Term SOFR + 4.75%), 9.02% – 9.06%, due 6/1/2029	597,457 (g)
124,824	Term Loan, (3 mo. USD Term SOFR + 5.75%), 10.02%, due 6/1/2029	129,140
225,000	Javelin Buyer, Inc., Second Lien Term Loan, (3 mo. USD Term SOFR + 5.25%), 9.58%, due 12/6/2032	223,875
	Kaseya, Inc.
1,640,888	First Lien Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.61%, due 3/20/2032	1,644,481
540,000	Second Lien Term Loan B, (1 mo. USD Term SOFR + 5.00%), 9.36%, due 3/18/2033	541,690
	Maverick Bidco, Inc.
1,569,304	Term Loan, (3 mo. USD Term SOFR + 3.75%), 8.21%, due 5/18/2028	1,570,292
245,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 6.75%), 11.21%, due 5/18/2029	239,029
904,393	McAfee LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.33%, due 3/1/2029	872,550
	MH Sub I LLC
1,480,494	Term Loan, (1 mo. USD Term SOFR + 4.25%), 8.61%, due 5/3/2028	1,408,690
465,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 10.61%, due 2/23/2029	405,713
1,425,552	Term Loan B4, (1 mo. USD Term SOFR + 4.25%), 8.61%, due 12/31/2031	1,267,558
768,003	OceanKey (U.S.) II Corp., Term Loan, (1 mo. USD Term SOFR + 3.50%), 7.96%, due 12/15/2028	768,771
470,000	Project Alpha Intermediate Holding, Inc., Second Lien Term Loan, (3 mo. USD Term SOFR + 5.00%), 9.30%, due 5/9/2033	469,121
1,088,148	Project Leopard Holdings, Inc., Term Loan B, (3 mo. USD Term SOFR + 5.25%), 9.66%, due 7/20/2029	988,517
	Proofpoint, Inc.
680,000	Term Loan, (1 mo. USD Term SOFR), due 8/31/2028	680,775 (e)(f)
2,467,506	Term Loan, (1 mo. USD Term SOFR + 3.00%), 7.36%, due 8/31/2028	2,470,319
2,129,663	RealPage, Inc., Term Loan, (3 mo. USD Term SOFR + 3.75%), 8.05%, due 4/24/2028	2,133,219
1,525,000	Shift4 Payments LLC, Term Loan, (3 mo. USD Term SOFR + 2.75%), 7.05%, due 6/30/2032	1,534,851
1,875,137	Surf Holdings LLC, Term Loan, (1 mo. USD Term SOFR + 3.50%), 7.97%, due 3/5/2027	1,878,531
2,168,100	UKG, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.81%, due 2/10/2031	2,167,233
	Vision Solutions, Inc.
1,435,134	Term Loan, (3 mo. USD Term SOFR + 4.00%), 8.57%, due 4/24/2028	1,385,808
835,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 7.25%), 11.82%, due 4/23/2029	776,550
1,538,394	VS Buyer LLC, First Lien Term Loan B, (3 mo. USD Term SOFR + 2.25%), due 4/12/2031	1,538,394
		51,331,887
Specialty Retail 1.5%
2,725,652	Great Outdoors Group LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.61%, due 1/23/2032	2,724,970
102,600	LIDS Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 5.50%), 9.96%, due 12/14/2026	101,574 (d)
1,840,388	Mavis Tire Express Services Corp., Term Loan, (3 mo. USD Term SOFR + 3.00%), 7.33%, due 5/4/2028	1,841,915
510,000	Michaels Cos., Inc., Term Loan B, (3 mo. USD Term SOFR + 4.25%), 8.81%, due 4/17/2028	432,317
1,459,993	Petco Health & Wellness Co., Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.81%, due 3/3/2028	1,362,539
1,060,000	PetSmart, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.21%, due 2/11/2028	1,056,470
580,419	Tailored Brands, Inc., Term Loan, (3 mo. USD Term SOFR + 6.50%), 10.76%, due 2/26/2029	576,066
		8,095,851
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Technology Hardware, Storage & Peripherals 0.3%
$1,510,000	Viavi Solutions, Inc., Term Loan B, (1 mo. USD Term SOFR), due 7/30/2032	$1,514,726 (e)(f)
Trading Companies & Distributors 3.7%
1,843,679	Barentz International BV, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.65%, due 3/3/2031	1,832,728
1,913,442	BCPE Empire Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.61%, due 12/11/2030	1,911,778
1,723,188	CD&R Hydra Buyer, Inc., Term Loan B, (1 mo. USD Term SOFR + 4.00%), 8.46%, due 3/25/2031	1,720,499
1,566,030	Fluid-Flow Products, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.55%, due 3/31/2028	1,566,453
2,620,723	Foundation Building Materials Holding Co. LLC, Term Loan B2, (3 mo. USD Term SOFR + 4.00%), 8.31%, due 1/29/2031	2,521,686
1,550,000	Herc Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.32%, due 6/2/2032	1,554,526
1,334,913	Johnstone Supply LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.85%, due 6/9/2031	1,334,913
1,609,996	PEARLS (Netherlands) Bidco BV, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.56%, due 2/26/2029	1,608,998
761,222	QXO, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.00%), 7.30%, due 4/30/2032	767,304
1,862,131	Veritiv Corp., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.30%, due 11/30/2030	1,867,960
2,584,875	White Cap Buyer LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.58%, due 10/19/2029	2,579,524 (e)(f)
		19,266,369
Transportation Infrastructure 1.1%
	Brown Group Holding LLC
1,603,430	Term Loan B2, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 6.81% – 6.86%, due 7/1/2031	1,605,017 (g)
1,000,640	Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.86%, due 7/1/2031	1,001,330
2,062,680	KKR Apple Bidco LLC, Term Loan, (1 mo. USD Term SOFR + 2.50%), 6.86%, due 9/23/2031	2,067,342
1,104,146	Radar Bidco SARL, Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.79%, due 4/4/2031	1,105,526
		5,779,215
Water Utilities 0.2%
1,040,807	Waterbridge Midstream Operating LLC, First Lien Term Loan B, (3 mo. USD Term SOFR + 4.75%), 9.31%, due 6/27/2029	1,040,546
Total Loan Assignments (Cost $490,517,523)		488,478,436
Number of Shares

Common Stocks 0.3%
Commercial Services 0.2%
45,996	Envision Healthcare Corp.	770,433 *
Energy Equipment & Services 0.1%
44,476	Brock Holdings III, Inc.	536,380 *#(d)(h)
IT Services 0.0%‡
4,020	Riverbed Technology, Inc.	4 *(d)
Total Common Stocks (Cost $1,029,077)		1,306,817
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 4.8%
Investment Companies 4.8%
25,497,962	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.25%(i) (Cost $25,497,962)	$25,497,962
Total Investments 101.8% (Cost $536,913,820)		534,717,511
Liabilities Less Other Assets (1.8)%		(9,567,838)(j)
Net Assets 100.0%		$525,149,673

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2025, these securities amounted to $17,898,323, which represents 3.4% of net assets of the Fund.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2025 and changes periodically.
(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2025 amounted to $1,535,973, which represents 0.3% of net assets of the Fund.

(d)	Value determined using significant unobservable inputs.
(e)	All or a portion of this security was purchased on a delayed delivery basis.
(f)	All or a portion of this security had not settled as of July 31, 2025 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(g)	The stated interest rates represent the range of rates at July 31, 2025 of the underlying contracts within the Loan Assignment.
(h)
Security fair valued as of July 31, 2025 in accordance with procedures approved by the valuation designee.
Total value of all such securities at July 31, 2025 amounted to $536,380, which represents 0.1% of net assets of the Fund.

(i)	Represents 7-day effective yield as of July 31, 2025.
(j)	As of July 31, 2025, the value of unfunded loan commitments was $1,439,297 for the Fund (see Notes to Schedule of Investments).
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
#  This security is subject to restrictions on resale. Total value of all such securities at July 31, 2025 amounted to $536,380, which represents 0.1% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 7/31/2025	Fair Value Percentage of Net Assets as of 7/31/2025
Brock Holdings III, Inc.	1/22/2024	$536,582	$536,380	0.1%
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$451,269,814	85.9%
Cayman Islands	9,423,392	1.8%
Luxembourg	8,645,243	1.7%
United Kingdom	7,844,242	1.5%
Netherlands	6,410,434	1.2%
Canada	5,526,649	1.1%
France	4,002,664	0.8%
Sweden	3,539,912	0.7%
Germany	2,847,204	0.5%
Hong Kong	2,067,999	0.4%
Denmark	1,530,134	0.3%
Jersey	1,305,214	0.3%
Switzerland	1,289,819	0.2%
Ireland	1,278,400	0.2%
Finland	1,195,550	0.2%
Spain	1,042,879	0.2%
Short-Term Investments and Other Liabilities—Net	15,930,124	3.0%
	$525,149,673	100.0%
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Asset-Backed Securities#	$—	$9,382,921	$—	$9,382,921
Corporate Bonds#	—	10,051,375	—	10,051,375
Loan Assignments
Aerospace & Defense	—	11,673,399	1,774,177	13,447,576
Capital Markets	—	20,157,161	1,484,668	21,641,829
Chemicals	—	9,392,511	999,975	10,392,486
Commercial Services & Supplies	—	23,248,241	827,212	24,075,453
Diversified Telecommunication Services	—	17,834,758	4,174,254	22,009,012
Entertainment	—	4,860,927	1,217,253	6,078,180
Food Products	—	12,591,758	1,223,850	13,815,608
Health Care Providers & Services	—	33,245,161	74,625	33,319,786
IT Services	—	7,451,870	1,073,873	8,525,743
Metals & Mining	—	3,716,393	1,061,847	4,778,240
Mortgage Real Estate Investment Trusts	—	3,517,660	1,323,219	4,840,879
Oil, Gas & Consumable Fuels	—	24,038,876	1,336,650	25,375,526
Real Estate Management & Development	—	—	1,699,876	1,699,876
Software	—	50,848,962	482,925	51,331,887
Specialty Retail	—	7,994,277	101,574	8,095,851
Other Loan Assignments#	—	239,050,504	—	239,050,504
Total Loan Assignments	—	469,622,458	18,855,978	488,478,436
Common Stocks
Commercial Services	—	770,433	—	770,433
Energy Equipment & Services	—	—	536,380	536,380
IT Services	—	—	4	4
Total Common Stocks	—	770,433	536,384	1,306,817
Short-Term Investments	—	25,497,962	—	25,497,962
Total Investments	$—	$515,325,149	$19,392,362	$534,717,511

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other Reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2025
Investments in Securities:
Loan Assignments(1)(2)	$15,572	$30	$(15)	$(30)	$10,498	$(6,075)	$3,826	$(4,951)	$18,855	$(34)
Common Stocks(1)(3)	537	—	2	—	—	(2)	—	—	537	—
Total	$16,109	$30	$(13)	$(30)	$10,498	$(6,077)	$3,826	$(4,951)	$19,392	$(34)
(1) Includes securities categorized as Level 3 that were valued using a single quotation obtained from a dealer.
(2) Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any security where a change in the pricing level occurred from the beginning to the end of the period.

(3) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 7/31/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$536,380	Market Approach	Transaction Price	$12.06	$12.06	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)
July 31, 2025

Principal Amount		Value
Asset-Backed Securities 0.9%
Other 0.9%
$1,000,000	Ballyrock CLO 28 Ltd., Series 2024-28A, Class D, (3 mo. USD Term SOFR + 5.00%), 9.33%, due 1/20/2038	$1,006,114 (a)(b)
1,500,000	Ballyrock CLO Ltd., Series 2020-2A, Class CR, (3 mo. USD Term SOFR + 3.21%), 7.54%, due 10/20/2031	1,498,740 (a)(b)
500,000	Oaktree CLO Ltd., Series 2024-25A, Class E, (3 mo. USD Term SOFR + 6.59%), 10.92%, due 4/20/2037	505,878 (a)(b)
1,400,000	Symphony CLO 42 Ltd., Series 2024-42A, Class E, (3 mo. USD Term SOFR + 6.75%), 11.07%, due 4/17/2037	1,422,973 (a)(b)
1,000,000	Symphony CLO 44 Ltd., Series 2024-44A, Class D, (3 mo. USD Term SOFR + 3.20%), 7.52%, due 7/14/2037	1,003,825 (a)(b)
Total Asset-Backed Securities (Cost $5,401,450)		5,437,530

Corporate Bonds 94.7%
Advertising 1.1%
Clear Channel Outdoor Holdings, Inc.
410,000	7.75%, due 4/15/2028	387,161 (a)
425,000	7.50%, due 6/1/2029	387,184 (a)
1,185,000	7.88%, due 4/1/2030	1,220,321 (a)
825,000	7.13%, due 2/15/2031	823,861 (a)(c)
825,000	7.50%, due 3/15/2033	823,536 (a)(c)
725,000	CMG Media Corp., 8.88%, due 6/18/2029	703,396 (a)
2,085,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	2,017,821 (a)
6,363,280
Aerospace & Defense 2.6%
865,000	AAR Escrow Issuer LLC, 6.75%, due 3/15/2029	887,541 (a)
Bombardier, Inc.
650,000	8.75%, due 11/15/2030	699,481 (a)
1,100,000	7.25%, due 7/1/2031	1,148,627 (a)
1,000,000	7.00%, due 6/1/2032	1,034,489 (a)
505,000	6.75%, due 6/15/2033	519,050 (a)
2,480,000	Goat Holdco LLC, 6.75%, due 2/1/2032	2,500,005 (a)
TransDigm, Inc.
2,825,000	6.75%, due 8/15/2028	2,882,523 (a)
1,115,000	6.38%, due 3/1/2029	1,141,148 (a)
1,480,000	6.88%, due 12/15/2030	1,533,830 (a)
1,205,000	6.63%, due 3/1/2032	1,239,064 (a)
1,145,000	6.38%, due 5/31/2033	1,152,273 (a)
14,738,031
Airlines 0.8%
3,060,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	3,058,928 (a)
1,700,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.38%, due 2/1/2030	1,605,919 (a)
4,664,847
Apparel 0.5%
2,510,000	Beach Acquisition Bidco LLC, 10.00%, due 7/15/2033	2,616,863 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Auto Manufacturers 0.4%
Nissan Motor Acceptance Co. LLC
$290,000	7.05%, due 9/15/2028	$298,777 (a)
115,000	5.55%, due 9/13/2029	112,131 (a)
Nissan Motor Co. Ltd.
405,000	7.50%, due 7/17/2030	417,835 (a)
1,000,000	4.81%, due 9/17/2030	919,042 (a)
300,000	7.75%, due 7/17/2032	310,564 (a)
510,000	8.13%, due 7/17/2035	535,388 (a)
2,593,737
Auto Parts & Equipment 1.5%
205,000	Adient Global Holdings Ltd., 8.25%, due 4/15/2031	214,283 (a)
1,050,000	Dornoch Debt Merger Sub, Inc., 6.63%, due 10/15/2029	828,703 (a)
Goodyear Tire & Rubber Co.
1,140,000	5.00%, due 7/15/2029	1,105,927
1,165,000	5.25%, due 7/15/2031	1,105,422
350,000	5.63%, due 4/30/2033	328,475
IHO Verwaltungs GmbH
755,000	6.38% Cash/7.13% PIK, due 5/15/2029	755,903 (a)(d)
1,300,000	7.75% Cash/8.50% PIK, due 11/15/2030	1,334,347 (a)(d)
115,000	8.00% Cash/8.75% PIK, due 11/15/2032	118,228 (a)(d)
ZF North America Capital, Inc.
580,000	6.88%, due 4/14/2028	578,930 (a)
715,000	6.75%, due 4/23/2030	680,403 (a)
1,585,000	6.88%, due 4/23/2032	1,479,001 (a)
8,529,622
Banks 0.4%
495,000	Freedom Mortgage Corp., 6.63%, due 1/15/2027	495,281 (a)
1,605,000	Walker & Dunlop, Inc., 6.63%, due 4/1/2033	1,636,346 (a)
2,131,627
Building Materials 3.7%
Builders FirstSource, Inc.
1,110,000	6.38%, due 3/1/2034	1,126,327 (a)
1,505,000	6.75%, due 5/15/2035	1,543,076 (a)
445,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	407,740 (a)
Cornerstone Building Brands, Inc.
505,000	6.13%, due 1/15/2029	371,858 (a)
720,000	9.50%, due 8/15/2029	659,981 (a)
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
1,335,000	6.63%, due 12/15/2030	1,361,178 (a)
775,000	6.75%, due 7/15/2031	798,149 (a)
Jeld-Wen, Inc.
1,555,000	4.88%, due 12/15/2027	1,475,194 (a)
810,000	7.00%, due 9/1/2032	607,711 (a)
JH North America Holdings, Inc.
490,000	5.88%, due 1/31/2031	491,678 (a)
645,000	6.13%, due 7/31/2032	651,685 (a)
1,340,000	Knife River Corp., 7.75%, due 5/1/2031	1,406,014 (a)
1,025,000	Masterbrand, Inc., 7.00%, due 7/15/2032	1,041,645 (a)
370,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, due 4/1/2032	377,765 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Building Materials – cont'd
$1,510,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	$1,437,282 (a)
955,000	Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, due 4/15/2030	724,929 (a)
Quikrete Holdings, Inc.
2,970,000	6.38%, due 3/1/2032	3,046,017 (a)
1,285,000	6.75%, due 3/1/2033	1,317,927 (a)
Standard Building Solutions, Inc.
1,080,000	6.50%, due 8/15/2032	1,102,850 (a)
1,200,000	6.25%, due 8/1/2033	1,211,432 (a)
21,160,438
Chemicals 3.4%
Ashland, Inc.
717,000	3.38%, due 9/1/2031	631,322 (a)
595,000	6.88%, due 5/15/2043	613,869
Avient Corp.
1,555,000	7.13%, due 8/1/2030	1,597,249 (a)
515,000	6.25%, due 11/1/2031	516,831 (a)
1,165,000	Axalta Coating Systems Dutch Holding B BV, 7.25%, due 2/15/2031	1,211,525 (a)
Celanese U.S. Holdings LLC
970,000	6.50%, due 4/15/2030	980,913
650,000	7.05%, due 11/15/2030	676,926
300,000	6.88%, due 7/15/2032	310,583
1,845,000	6.75%, due 4/15/2033	1,860,843
290,000	7.20%, due 11/15/2033	302,762
805,000	Consolidated Energy Finance SA, 12.00%, due 2/15/2031	756,431 (a)
1,180,000	Inversion Escrow Issuer LLC, 6.75%, due 8/1/2032	1,166,032 (a)(c)
Olympus Water U.S. Holding Corp.
1,025,000	9.75%, due 11/15/2028	1,074,533 (a)
2,355,000	6.25%, due 10/1/2029	2,255,892 (a)
365,000	7.25%, due 6/15/2031	372,756 (a)
1,875,000	SCIH Salt Holdings, Inc., 6.63%, due 5/1/2029	1,853,584 (a)
1,250,000	Tronox, Inc., 4.63%, due 3/15/2029	972,512 (a)
WR Grace Holdings LLC
1,005,000	5.63%, due 8/15/2029	926,534 (a)
1,225,000	7.38%, due 3/1/2031	1,260,889 (a)
19,341,986
Commercial Services 5.9%
2,200,000	Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, due 5/21/2030	2,264,429 (a)
1,650,000	Allied Universal Holdco LLC, 7.88%, due 2/15/2031	1,730,251 (a)
Allied Universal Holdco LLC/Allied Universal Finance Corp.
1,985,000	6.00%, due 6/1/2029	1,931,934 (a)
755,000	6.88%, due 6/15/2030	772,943 (a)
2,375,000	Block, Inc., 6.50%, due 5/15/2032	2,437,197
915,000	Champions Financing, Inc., 8.75%, due 2/15/2029	847,211 (a)
Garda World Security Corp.
1,100,000	6.00%, due 6/1/2029	1,078,949 (a)
1,150,000	8.25%, due 8/1/2032	1,185,715 (a)
1,185,000	8.38%, due 11/15/2032	1,220,646 (a)
Herc Holdings, Inc.
560,000	5.50%, due 7/15/2027	557,746 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Services – cont'd
$1,565,000	7.00%, due 6/15/2030	$1,617,483 (a)
1,329,000	7.25%, due 6/15/2033	1,376,198 (a)
945,000	Mavis Tire Express Services Topco Corp., 6.50%, due 5/15/2029	933,716 (a)
2,055,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 1/15/2028	2,054,853 (a)
1,450,000	Raven Acquisition Holdings LLC, 6.88%, due 11/15/2031	1,464,539 (a)
2,070,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, due 8/15/2032	2,138,300 (a)
2,185,000	Veritiv Operating Co., 10.50%, due 11/30/2030	2,368,271 (a)
2,553,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	2,506,175 (a)
2,265,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	2,378,184 (a)
Williams Scotsman, Inc.
775,000	6.63%, due 6/15/2029	794,230 (a)
295,000	6.63%, due 4/15/2030	304,175 (a)
1,310,000	7.38%, due 10/1/2031	1,367,539 (a)
33,330,684
Computers 1.2%
1,875,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	1,883,034 (a)
2,020,000	Amentum Holdings, Inc., 7.25%, due 8/1/2032	2,089,633 (a)
990,000	CACI International, Inc., 6.38%, due 6/15/2033	1,012,316 (a)
1,650,000	Fortress Intermediate 3, Inc., 7.50%, due 6/1/2031	1,731,647 (a)
6,716,630
Cosmetics - Personal Care 0.6%
1,490,000	Opal Bidco SAS, 6.50%, due 3/31/2032	1,504,953 (a)
1,725,000	Perrigo Finance Unlimited Co., 6.13%, due 9/30/2032	1,743,054
3,248,007
Distribution - Wholesale 1.0%
755,000	Gates Corp., 6.88%, due 7/1/2029	776,955 (a)
1,355,000	RB Global Holdings, Inc., 7.75%, due 3/15/2031	1,420,029 (a)
1,405,000	Resideo Funding, Inc., 6.50%, due 7/15/2032	1,425,291 (a)
1,795,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	1,902,614 (a)
5,524,889
Diversified Financial Services 5.0%
495,000	Ally Financial, Inc., 6.70%, due 2/14/2033	514,042
Azorra Finance Ltd.
1,365,000	7.75%, due 4/15/2030	1,421,672 (a)
520,000	7.25%, due 1/15/2031	530,728 (a)
1,320,000	Focus Financial Partners LLC, 6.75%, due 9/15/2031	1,348,926 (a)
Freedom Mortgage Holdings LLC
475,000	9.25%, due 2/1/2029	495,086 (a)
470,000	9.13%, due 5/15/2031	488,572 (a)
1,260,000	Global Aircraft Leasing Co. Ltd., 8.75%, due 9/1/2027	1,301,124 (a)
Jane Street Group/JSG Finance, Inc.
745,000	7.13%, due 4/30/2031	769,455 (a)
660,000	6.13%, due 11/1/2032	654,828 (a)
445,000	6.75%, due 5/1/2033	455,405 (a)
Nationstar Mortgage Holdings, Inc.
485,000	6.50%, due 8/1/2029	496,063 (a)
145,000	7.13%, due 2/1/2032	151,416 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Diversified Financial Services – cont'd
Navient Corp.
$1,435,000	5.50%, due 3/15/2029	$1,403,784
1,430,000	7.88%, due 6/15/2032	1,488,945
OneMain Finance Corp.
680,000	6.63%, due 5/15/2029	694,476
2,955,000	6.13%, due 5/15/2030	2,959,964 (c)
645,000	7.13%, due 11/15/2031	665,850
725,000	6.75%, due 3/15/2032	735,651
275,000	7.13%, due 9/15/2032	283,427
PennyMac Financial Services, Inc.
830,000	7.13%, due 11/15/2030	855,562 (a)
1,110,000	5.75%, due 9/15/2031	1,086,108 (a)
535,000	6.88%, due 5/15/2032	545,082 (a)
1,365,000	6.88%, due 2/15/2033	1,391,223 (a)
1,790,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	1,873,208 (a)
Rocket Cos., Inc.
660,000	6.13%, due 8/1/2030	669,209 (a)
710,000	6.38%, due 8/1/2033	724,188 (a)
1,375,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, due 10/15/2033	1,216,504 (a)
1,735,000	SLM Corp., 6.50%, due 1/31/2030	1,802,245
1,195,000	UWM Holdings LLC, 6.63%, due 2/1/2030	1,195,525 (a)
28,218,268
Electric 2.1%
2,160,000	Alpha Generation LLC, 6.75%, due 10/15/2032	2,210,378 (a)
2,274,000	Lightning Power LLC, 7.25%, due 8/15/2032	2,377,394 (a)
NRG Energy, Inc.
1,255,000	10.25%, due 3/15/2028	1,381,399 (a)(e)(f)
1,205,000	5.75%, due 7/15/2029	1,194,318 (a)
925,000	6.00%, due 2/1/2033	927,509 (a)
875,000	Vistra Corp., 7.00%, due 12/15/2026	883,543 (a)(e)(f)
Vistra Operations Co. LLC
1,305,000	7.75%, due 10/15/2031	1,381,201 (a)
1,545,000	6.88%, due 4/15/2032	1,605,328 (a)
11,961,070
Electrical Components & Equipment 0.8%
1,295,000	EnerSys, 6.63%, due 1/15/2032	1,330,812 (a)
WESCO Distribution, Inc.
1,000,000	6.38%, due 3/15/2029	1,025,693 (a)
975,000	6.63%, due 3/15/2032	1,006,015 (a)
1,095,000	6.38%, due 3/15/2033	1,121,017 (a)
4,483,537
Electronics 0.7%
1,735,000	Imola Merger Corp., 4.75%, due 5/15/2029	1,683,348 (a)
2,055,000	Sensata Technologies, Inc., 6.63%, due 7/15/2032	2,099,791 (a)
3,783,139
Engineering & Construction 0.2%
680,000	Artera Services LLC, 8.50%, due 2/15/2031	563,137 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Engineering & Construction – cont'd
$810,000	Global Infrastructure Solutions, Inc., 7.50%, due 4/15/2032	$832,111 (a)
1,395,248
Entertainment 2.9%
1,255,000	Allwyn Entertainment Financing U.K. PLC, 7.88%, due 4/30/2029	1,303,631 (a)
Churchill Downs, Inc.
555,000	5.50%, due 4/1/2027	554,262 (a)
125,000	5.75%, due 4/1/2030	124,691 (a)
1,630,000	6.75%, due 5/1/2031	1,664,274 (a)
1,930,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	1,859,431 (a)
1,460,000	Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, due 4/15/2030	1,513,636 (a)
Penn Entertainment, Inc.
185,000	5.63%, due 1/15/2027	183,906 (a)
2,140,000	4.13%, due 7/1/2029	1,983,460 (a)
2,105,000	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, due 3/1/2030	2,027,857 (a)
1,650,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	1,606,031 (a)
735,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, due 7/15/2029	714,221
710,000	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, due 5/1/2032	722,998 (a)
Warnermedia Holdings, Inc.
2,065,000	4.28%, due 3/15/2032	1,734,063
865,000	5.05%, due 3/15/2042	578,209
16,570,670
Environmental Control 0.5%
3,025,000	Madison IAQ LLC, 5.88%, due 6/30/2029	2,945,040 (a)
Food 1.3%
1,175,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.25%, due 3/15/2033	1,197,649 (a)
Performance Food Group, Inc.
1,505,000	5.50%, due 10/15/2027	1,502,686 (a)
600,000	6.13%, due 9/15/2032	609,292 (a)
Post Holdings, Inc.
1,440,000	6.38%, due 3/1/2033	1,438,914 (a)
870,000	6.25%, due 10/15/2034	871,090 (a)
U.S. Foods, Inc.
295,000	6.88%, due 9/15/2028	303,813 (a)
580,000	7.25%, due 1/15/2032	604,280 (a)
775,000	5.75%, due 4/15/2033	767,873 (a)
7,295,597
Food Service 0.3%
TKC Holdings, Inc.
695,000	6.88%, due 5/15/2028	694,419 (a)
1,120,000	10.50%, due 5/15/2029	1,149,271 (a)
1,843,690
Forest Products & Paper 0.3%
1,540,000	Ahlstrom Holding 3 OYJ, 4.88%, due 2/4/2028	1,476,368 (a)
440,000	Magnera Corp., 7.25%, due 11/15/2031	414,150 (a)
1,890,518
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Gas 0.6%
$1,725,000	AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, due 6/1/2030	$1,811,036 (a)
Venture Global Plaquemines LNG LLC
872,000	7.50%, due 5/1/2033	941,711 (a)
873,000	7.75%, due 5/1/2035	957,216 (a)
3,709,963
Healthcare - Products 0.9%
2,320,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	2,418,832 (a)
2,830,000	Medline Borrower LP, 5.25%, due 10/1/2029	2,774,707 (a)
5,193,539
Healthcare - Services 4.1%
Acadia Healthcare Co., Inc.
100,000	5.00%, due 4/15/2029	96,629 (a)
810,000	7.38%, due 3/15/2033	833,974 (a)
CHS/Community Health Systems, Inc.
345,000	6.00%, due 1/15/2029	327,929 (a)
80,000	6.88%, due 4/15/2029	62,200 (a)
80,000	6.13%, due 4/1/2030	56,548 (a)
645,000	5.25%, due 5/15/2030	564,230 (a)
1,125,000	4.75%, due 2/15/2031	941,330 (a)
650,000	9.75%, due 1/15/2034	654,153 (a)(c)
245,000	HAH Group Holding Co. LLC, 9.75%, due 10/1/2031	237,385 (a)
1,350,000	IQVIA, Inc., 6.25%, due 6/1/2032	1,384,364 (a)
LifePoint Health, Inc.
1,440,000	9.88%, due 8/15/2030	1,552,012 (a)
2,000,000	10.00%, due 6/1/2032	2,076,268 (a)
2,775,000	Molina Healthcare, Inc., 6.25%, due 1/15/2033	2,737,838 (a)
1,595,000	Select Medical Corp., 6.25%, due 12/1/2032	1,590,875 (a)
555,000	Star Parent, Inc., 9.00%, due 10/1/2030	583,637 (a)
2,390,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	2,457,415 (a)
Team Health Holdings, Inc.
1,440,000	8.38%, due 6/30/2028	1,447,358 (a)(c)
932,960	9.00% Cash/4.50% PIK, due 6/30/2028	1,006,431 (a)(d)
Tenet Healthcare Corp.
1,235,000	6.13%, due 6/15/2030	1,246,151
2,380,000	6.75%, due 5/15/2031	2,448,901
955,000	U.S. Acute Care Solutions LLC, 9.75%, due 5/15/2029	975,743 (a)
23,281,371
Home Builders 1.2%
Beazer Homes USA, Inc.
685,000	5.88%, due 10/15/2027	683,222
1,520,000	7.50%, due 3/15/2031	1,537,258 (a)
1,145,000	KB Home, 7.25%, due 7/15/2030	1,178,773
LGI Homes, Inc.
210,000	4.00%, due 7/15/2029	191,445 (a)
2,025,000	7.00%, due 11/15/2032	1,949,062 (a)
Shea Homes LP/Shea Homes Funding Corp.
785,000	4.75%, due 2/15/2028	766,207
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Home Builders – cont'd
$480,000	4.75%, due 4/1/2029	$464,522
6,770,489
Home Furnishings 0.3%
Whirlpool Corp.
785,000	6.13%, due 6/15/2030	783,128
795,000	6.50%, due 6/15/2033	783,377
1,566,505
Insurance 4.3%
Acrisure LLC/Acrisure Finance, Inc.
1,445,000	8.25%, due 2/1/2029	1,495,352 (a)
380,000	8.50%, due 6/15/2029	396,398 (a)
1,745,000	7.50%, due 11/6/2030	1,802,723 (a)
815,000	6.75%, due 7/1/2032	825,186 (a)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
2,358,000	6.75%, due 10/15/2027	2,360,094 (a)
830,000	7.00%, due 1/15/2031	853,466 (a)
480,000	6.50%, due 10/1/2031	486,971 (a)
235,000	7.38%, due 10/1/2032	241,575 (a)
1,515,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, due 7/15/2033	1,519,445 (a)
1,170,000	Ardonagh Finco Ltd., 7.75%, due 2/15/2031	1,219,915 (a)
900,000	Ardonagh Group Finance Ltd., 8.88%, due 2/15/2032	946,476 (a)
1,610,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, due 5/15/2031	1,662,269 (a)
1,720,000	BroadStreet Partners, Inc., 5.88%, due 4/15/2029	1,708,425 (a)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
765,000	7.25%, due 2/15/2031	792,144 (a)
1,080,000	8.13%, due 2/15/2032	1,124,725 (a)
HUB International Ltd.
455,000	5.63%, due 12/1/2029	451,773 (a)
1,935,000	7.25%, due 6/15/2030	2,017,114 (a)
1,060,000	7.38%, due 1/31/2032	1,103,723 (a)
Jones Deslauriers Insurance Management, Inc.
545,000	8.50%, due 3/15/2030	575,002 (a)
840,000	10.50%, due 12/15/2030	892,666 (a)
800,000	Panther Escrow Issuer LLC, 7.13%, due 6/1/2031	827,278 (a)
895,000	USI, Inc., 7.50%, due 1/15/2032	944,947 (a)
24,247,667
Internet 0.4%
760,000	Cablevision Lightpath LLC, 5.63%, due 9/15/2028	757,490 (a)
800,000	Gen Digital, Inc., 6.25%, due 4/1/2033	815,582 (a)
655,000	Wayfair LLC, 7.25%, due 10/31/2029	666,453 (a)
2,239,525
Iron - Steel 0.5%
235,000	ATI, Inc., 7.25%, due 8/15/2030	246,346
830,000	Champion Iron Canada, Inc., 7.88%, due 7/15/2032	847,722 (a)
Cleveland-Cliffs, Inc.
975,000	6.88%, due 11/1/2029	975,465 (a)
550,000	7.50%, due 9/15/2031	549,005 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Iron - Steel – cont'd
$235,000	7.00%, due 3/15/2032	$229,268 (a)
2,847,806
Leisure Time 1.7%
3,335,000	Carnival Corp., 6.13%, due 2/15/2033	3,394,166 (a)
1,190,000	Lindblad Expeditions Holdings, Inc., 9.00%, due 5/15/2028	1,240,206 (a)
NCL Corp. Ltd.
880,000	5.88%, due 2/15/2027	882,607 (a)
1,560,000	6.75%, due 2/1/2032	1,602,308 (a)
Viking Cruises Ltd.
840,000	7.00%, due 2/15/2029	846,460 (a)
900,000	9.13%, due 7/15/2031	968,324 (a)
730,000	Viking Ocean Cruises Ship VII Ltd., 5.63%, due 2/15/2029	725,156 (a)
9,659,227
Lodging 0.4%
MGM Resorts International
1,325,000	6.13%, due 9/15/2029	1,343,163
1,230,000	6.50%, due 4/15/2032	1,249,345
2,592,508
Machinery - Construction & Mining 0.8%
1,900,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	2,018,750 (a)
Terex Corp.
1,300,000	5.00%, due 5/15/2029	1,268,894 (a)
1,480,000	6.25%, due 10/15/2032	1,482,305 (a)
4,769,949
Machinery - Diversified 0.3%
1,530,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	1,580,193 (a)
Media 5.0%
695,000	Cable One, Inc., 4.00%, due 11/15/2030	535,177 (a)
CCO Holdings LLC/CCO Holdings Capital Corp.
1,720,000	5.13%, due 5/1/2027	1,705,919 (a)
1,945,000	5.00%, due 2/1/2028	1,908,592 (a)
1,175,000	6.38%, due 9/1/2029	1,185,799 (a)
1,165,000	4.75%, due 3/1/2030	1,106,976 (a)
1,725,000	4.25%, due 2/1/2031	1,575,620 (a)
585,000	7.38%, due 3/1/2031	601,409 (a)
220,000	4.75%, due 2/1/2032	203,360 (a)
1,325,000	4.50%, due 5/1/2032	1,202,258
785,000	4.50%, due 6/1/2033	696,873 (a)
895,000	4.25%, due 1/15/2034	771,179 (a)
CSC Holdings LLC
960,000	5.50%, due 4/15/2027	929,201 (a)
865,000	5.38%, due 2/1/2028	795,375 (a)
1,090,000	7.50%, due 4/1/2028	880,541 (a)
890,000	11.25%, due 5/15/2028	894,633 (a)
1,775,000	11.75%, due 1/31/2029	1,660,315 (a)
570,000	6.50%, due 2/1/2029	450,344 (a)
1,455,000	5.75%, due 1/15/2030	717,370 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Media – cont'd
$415,000	4.50%, due 11/15/2031	$276,460 (a)
665,000	Discovery Communications LLC, 4.13%, due 5/15/2029	619,434
DISH DBS Corp.
605,000	7.75%, due 7/1/2026	537,694
1,130,000	5.25%, due 12/1/2026	1,063,587 (a)
1,050,000	5.75%, due 12/1/2028	938,277 (a)
765,000	5.13%, due 6/1/2029	567,984
1,485,000	DISH Network Corp., 11.75%, due 11/15/2027	1,546,540 (a)
McGraw-Hill Education, Inc.
615,000	8.00%, due 8/1/2029	625,136 (a)
990,000	7.38%, due 9/1/2031	1,029,041 (a)
1,870,000	Midcontinent Communications, 8.00%, due 8/15/2032	1,973,134 (a)
Sirius XM Radio LLC
770,000	5.50%, due 7/1/2029	760,429 (a)
602,000	4.13%, due 7/1/2030	549,165 (a)
28,307,822
Metal Fabricate - Hardware 0.1%
790,000	Advanced Drainage Systems, Inc., 6.38%, due 6/15/2030	801,938 (a)
Mining 2.0%
1,925,000	Capstone Copper Corp., 6.75%, due 3/31/2033	1,961,860 (a)
2,800,000	Century Aluminum Co., 6.88%, due 8/1/2032	2,829,023 (a)
1,125,000	Fortescue Treasury Pty. Ltd., 6.13%, due 4/15/2032	1,147,157 (a)
Kaiser Aluminum Corp.
930,000	4.63%, due 3/1/2028	909,071 (a)
620,000	4.50%, due 6/1/2031	578,202 (a)
Novelis Corp.
1,035,000	4.75%, due 1/30/2030	991,432 (a)
1,755,000	6.88%, due 1/30/2030	1,808,433 (a)
185,000	3.88%, due 8/15/2031	165,941 (a)
1,085,000	Taseko Mines Ltd., 8.25%, due 5/1/2030	1,132,885 (a)(g)
11,524,004
Miscellaneous Manufacturer 1.1%
2,390,000	Amsted Industries, Inc., 6.38%, due 3/15/2033	2,428,142 (a)
1,085,000	Calderys Financing II LLC, 11.75% Cash/12.50% PIK, due 6/1/2028	1,118,013 (a)(d)
975,000	Enpro, Inc., 6.13%, due 6/1/2033	983,654 (a)
Hillenbrand, Inc.
1,350,000	6.25%, due 2/15/2029	1,367,282
485,000	3.75%, due 3/1/2031	434,974
6,332,065
Oil & Gas 4.5%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
1,330,000	5.88%, due 6/30/2029	1,325,242 (a)
985,000	6.63%, due 10/15/2032	1,001,949 (a)
400,000	6.63%, due 7/15/2033	405,542 (a)
Civitas Resources, Inc.
990,000	8.38%, due 7/1/2028	1,018,043 (a)
860,000	8.63%, due 11/1/2030	877,402 (a)
765,000	9.63%, due 6/15/2033	786,863 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Oil & Gas – cont'd
Comstock Resources, Inc.
$880,000	6.75%, due 3/1/2029	$870,055 (a)
2,525,000	5.88%, due 1/15/2030	2,383,562 (a)
Crescent Energy Finance LLC
525,000	7.63%, due 4/1/2032	513,034 (a)
770,000	7.38%, due 1/15/2033	736,639 (a)
685,000	8.38%, due 1/15/2034	677,982 (a)
Hilcorp Energy I LP/Hilcorp Finance Co.
705,000	6.25%, due 11/1/2028	707,722 (a)
492,000	5.75%, due 2/1/2029	483,284 (a)
1,210,000	6.00%, due 4/15/2030	1,189,844 (a)
478,000	6.00%, due 2/1/2031	460,444 (a)
330,000	8.38%, due 11/1/2033	344,363 (a)
785,000	7.25%, due 2/15/2035	765,035 (a)
1,930,000	Kimmeridge Texas Gas LLC, 8.50%, due 2/15/2030	1,983,002 (a)
Matador Resources Co.
1,035,000	6.50%, due 4/15/2032	1,038,053 (a)
370,000	6.25%, due 4/15/2033	366,554 (a)
1,245,000	Noble Finance II LLC, 8.00%, due 4/15/2030	1,269,859 (a)
Permian Resources Operating LLC
1,295,000	7.00%, due 1/15/2032	1,337,242 (a)
695,000	6.25%, due 2/1/2033	699,134 (a)
900,000	SM Energy Co., 7.00%, due 8/1/2032	891,199 (a)
2,025,000	TGNR Intermediate Holdings LLC, 5.50%, due 10/15/2029	1,972,588 (a)
Transocean, Inc.
845,000	8.25%, due 5/15/2029	798,027 (a)
620,000	8.50%, due 5/15/2031	569,635 (a)
25,472,298
Oil & Gas Services 1.4%
Archrock Partners LP/Archrock Partners Finance Corp.
1,000,000	6.25%, due 4/1/2028	999,943 (a)
1,260,000	6.63%, due 9/1/2032	1,278,681 (a)
2,145,000	Aris Water Holdings LLC, 7.25%, due 4/1/2030	2,199,961 (a)
2,190,000	Star Holding LLC, 8.75%, due 8/1/2031	2,146,034 (a)
1,380,000	USA Compression Partners LP/USA Compression Finance Corp., 7.13%, due 3/15/2029	1,410,710 (a)
8,035,329
Packaging & Containers 2.9%
340,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, due 9/1/2029	309,688 (a)
Clydesdale Acquisition Holdings, Inc.
865,000	6.88%, due 1/15/2030	884,575 (a)
610,000	8.75%, due 4/15/2030	622,553 (a)
1,385,000	6.75%, due 4/15/2032	1,418,669 (a)
935,000	Graham Packaging Co., Inc., 7.13%, due 8/15/2028	933,548 (a)
Mauser Packaging Solutions Holding Co.
1,380,000	7.88%, due 4/15/2027	1,392,042 (a)
3,065,000	9.25%, due 4/15/2027	3,033,570 (a)
1,535,000	Sealed Air Corp., 6.50%, due 7/15/2032	1,580,953 (a)
1,080,000	Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, due 2/15/2031	1,122,557 (a)
1,150,000	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, due 5/15/2030	1,177,491 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Packaging & Containers – cont'd
$1,300,000	Trident TPI Holdings, Inc., 12.75%, due 12/31/2028	$1,390,732 (a)
Trivium Packaging Finance BV
1,165,000	8.25%, due 7/15/2030	1,226,792 (a)
1,370,000	12.25%, due 1/15/2031	1,438,495 (a)
16,531,665
Pharmaceuticals 1.7%
2,850,000	1261229 BC Ltd., 10.00%, due 4/15/2032	2,901,553 (a)
AdaptHealth LLC
1,075,000	6.13%, due 8/1/2028	1,068,341 (a)
205,000	4.63%, due 8/1/2029	192,094 (a)
Bausch Health Americas, Inc.
185,000	9.25%, due 4/1/2026	185,277 (a)
140,000	8.50%, due 1/31/2027	138,775 (a)
Bausch Health Cos., Inc.
1,045,000	5.00%, due 1/30/2028	875,835 (a)
1,795,000	4.88%, due 6/1/2028	1,588,575 (a)
25,000	11.00%, due 9/30/2028	25,688 (a)
345,000	5.25%, due 1/30/2030	221,894 (a)
395,000	5.25%, due 2/15/2031	240,231 (a)
1,450,000	Grifols SA, 4.75%, due 10/15/2028	1,396,797 (a)
1,030,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.88%, due 5/15/2034	922,180 (a)
9,757,240
Pipelines 6.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
645,000	5.38%, due 6/15/2029	639,577 (a)
1,370,000	6.63%, due 2/1/2032	1,408,307 (a)
1,930,000	Buckeye Partners LP, 6.75%, due 2/1/2030	1,998,038 (a)
765,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, due 12/15/2033	814,697 (a)
2,010,000	Excelerate Energy LP, 8.00%, due 5/15/2030	2,104,173 (a)
Genesis Energy LP/Genesis Energy Finance Corp.
1,415,000	8.25%, due 1/15/2029	1,475,844
822,000	7.88%, due 5/15/2032	850,114
825,000	8.00%, due 5/15/2033	855,325
2,180,000	Global Partners LP/GLP Finance Corp., 7.13%, due 7/1/2033	2,213,803 (a)
2,230,000	Harvest Midstream I LP, 7.50%, due 9/1/2028	2,257,141 (a)
2,090,000	Howard Midstream Energy Partners LLC, 7.38%, due 7/15/2032	2,160,895 (a)
1,300,000	ITT Holdings LLC, 6.50%, due 8/1/2029	1,238,261 (a)
Kinetik Holdings LP
360,000	6.63%, due 12/15/2028	368,176 (a)
470,000	5.88%, due 6/15/2030	470,380 (a)
2,050,000	NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, due 2/15/2029	2,028,635 (a)
605,000	Northriver Midstream Finance LP, 6.75%, due 7/15/2032	615,964 (a)
Rockies Express Pipeline LLC
1,080,000	6.75%, due 3/15/2033	1,121,906 (a)
570,000	7.50%, due 7/15/2038	586,410 (a)
980,000	6.88%, due 4/15/2040	986,465 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
775,000	7.38%, due 2/15/2029	795,167 (a)
460,000	6.00%, due 12/31/2030	450,685 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Pipelines – cont'd
$165,000	6.00%, due 9/1/2031	$161,686 (a)
1,340,000	TransMontaigne Partners LLC, 8.50%, due 6/15/2030	1,400,753 (a)
Venture Global Calcasieu Pass LLC
840,000	3.88%, due 8/15/2029	792,900 (a)
625,000	4.13%, due 8/15/2031	577,304 (a)
Venture Global LNG, Inc.
1,215,000	8.13%, due 6/1/2028	1,257,906 (a)
1,305,000	9.50%, due 2/1/2029	1,423,206 (a)
760,000	7.00%, due 1/15/2030	770,651 (a)
270,000	8.38%, due 6/1/2031	279,277 (a)
1,065,000	9.88%, due 2/1/2032	1,149,075 (a)
Venture Global Plaquemines LNG LLC
865,000	6.50%, due 1/15/2034	889,870 (a)
870,000	6.75%, due 1/15/2036	894,974 (a)
35,037,565
Real Estate 0.2%
845,000	Greystar Real Estate Partners LLC, 7.75%, due 9/1/2030	893,330 (a)
Real Estate Investment Trusts 4.2%
1,345,000	Arbor Realty SR, Inc., 7.88%, due 7/15/2030	1,373,507 (a)
1,680,000	Blackstone Mortgage Trust, Inc., 7.75%, due 12/1/2029	1,775,906 (a)
1,230,000	Brandywine Operating Partnership LP, 8.88%, due 4/12/2029	1,318,857
1,655,000	Global Net Lease, Inc., 4.50%, due 9/30/2028	1,591,895 (a)
85,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, due 7/15/2031	89,022 (a)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
1,240,000	5.88%, due 10/1/2028	1,235,167 (a)
1,140,000	7.00%, due 2/1/2030	1,167,474 (a)
1,275,000	Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, due 10/15/2029	1,271,429 (a)
RHP Hotel Properties LP/RHP Finance Corp.
745,000	7.25%, due 7/15/2028	768,271 (a)
1,030,000	6.50%, due 6/15/2033	1,054,800 (a)
2,490,000	Rithm Capital Corp., 8.00%, due 7/15/2030	2,534,895 (a)
1,795,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	1,675,184 (a)
Service Properties Trust
810,000	5.25%, due 2/15/2026	803,738
955,000	8.63%, due 11/15/2031	1,017,016 (a)
Starwood Property Trust, Inc.
300,000	7.25%, due 4/1/2029	313,752 (a)
1,470,000	6.50%, due 7/1/2030	1,512,011 (a)
915,000	6.50%, due 10/15/2030	941,821 (a)
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
1,323,000	10.50%, due 2/15/2028	1,398,251 (a)
1,610,000	6.50%, due 2/15/2029	1,566,236 (a)
265,000	8.63%, due 6/15/2032	268,783 (a)
23,678,015
Retail 3.4%
1,430,000	Asbury Automotive Group, Inc., 5.00%, due 2/15/2032	1,352,640 (a)
Bath & Body Works, Inc.
1,180,000	6.63%, due 10/1/2030	1,207,837 (a)
420,000	6.95%, due 3/1/2033	431,787
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Retail – cont'd
$725,000	6.88%, due 11/1/2035	$746,013
1,930,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	2,041,243 (a)
1,840,000	Foundation Building Materials, Inc., 6.00%, due 3/1/2029	1,725,711 (a)
1,250,000	Group 1 Automotive, Inc., 6.38%, due 1/15/2030	1,273,205 (a)
LCM Investments Holdings II LLC
580,000	4.88%, due 5/1/2029	563,656 (a)
1,175,000	8.25%, due 8/1/2031	1,242,351 (a)
Michaels Cos., Inc.
380,000	5.25%, due 5/1/2028	301,330 (a)
230,000	7.88%, due 5/1/2029	152,553 (a)
1,710,000	Patrick Industries, Inc., 6.38%, due 11/1/2032	1,711,140 (a)
1,375,000	PetSmart, Inc./PetSmart Finance Corp., 7.75%, due 2/15/2029	1,345,551 (a)
2,585,000	QXO Building Products, Inc., 6.75%, due 4/30/2032	2,661,966 (a)
Walgreens Boots Alliance, Inc.
550,000	3.45%, due 6/1/2026	541,937
355,000	8.13%, due 8/15/2029	381,067
1,600,000	White Cap Buyer LLC, 6.88%, due 10/15/2028	1,595,672 (a)
19,275,659
Software 3.2%
2,930,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	2,880,342 (a)
2,085,000	Capstone Borrower, Inc., 8.00%, due 6/15/2030	2,166,774 (a)
Cloud Software Group, Inc.
2,255,000	6.50%, due 3/31/2029	2,277,291 (a)
2,395,000	9.00%, due 9/30/2029	2,478,492 (a)
955,000	8.25%, due 6/30/2032	1,016,914 (a)
885,000	Ellucian Holdings, Inc., 6.50%, due 12/1/2029	896,519 (a)
1,330,000	Fair Isaac Corp., 6.00%, due 5/15/2033	1,336,245 (a)
Open Text Holdings, Inc.
710,000	4.13%, due 2/15/2030	665,488 (a)
1,180,000	4.13%, due 12/1/2031	1,073,860 (a)
235,000	Pagaya U.S. Holdings Co. LLC, 8.88%, due 8/1/2030	233,466 (a)
1,429,825	Rackspace Finance LLC, 3.50%, due 5/15/2028	675,592 (a)
2,650,000	UKG, Inc., 6.88%, due 2/1/2031	2,720,662 (a)
18,421,645
Telecommunications 5.2%
Altice Financing SA
400,000	5.00%, due 1/15/2028	320,584 (a)
685,000	5.75%, due 8/15/2029	524,629 (a)
Altice France SA
680,000	8.13%, due 2/1/2027	630,172 (a)
1,510,000	5.50%, due 1/15/2028	1,342,012 (a)
1,320,000	5.50%, due 10/15/2029	1,144,654 (a)
Bell Telephone Co. of Canada or Bell Canada
410,000	6.88%, due 9/15/2055	417,139 (e)
1,610,000	7.00%, due 9/15/2055	1,633,973 (e)
CommScope LLC
575,000	8.25%, due 3/1/2027	576,328 (a)
1,955,000	9.50%, due 12/15/2031	2,058,743 (a)
360,000	CommScope Technologies LLC, 5.00%, due 3/15/2027	352,526 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Telecommunications – cont'd
EchoStar Corp.
$2,195,000	10.75%, due 11/30/2029	$2,312,981
1,064,264	6.75% Cash/6.75% PIK, due 11/30/2030	1,008,390 (d)
Fibercop SpA
1,379,000	6.38%, due 11/15/2033	1,335,823 (a)
430,000	6.00%, due 9/30/2034	406,156 (a)
424,000	7.20%, due 7/18/2036	419,845 (a)
239,000	7.72%, due 6/4/2038	237,813 (a)
Iliad Holding SASU
1,140,000	7.00%, due 10/15/2028	1,157,094 (a)
780,000	7.00%, due 4/15/2032	800,583 (a)
Level 3 Financing, Inc.
1,005,000	4.88%, due 6/15/2029	942,187 (a)
455,000	3.75%, due 7/15/2029	381,431 (a)
985,000	4.50%, due 4/1/2030	886,500 (a)
875,000	10.75%, due 12/15/2030	985,469 (a)
1,040,000	6.88%, due 6/30/2033	1,053,889 (a)
450,000	Lumen Technologies, Inc., 4.50%, due 1/15/2029	408,681 (a)
Rogers Communications, Inc.
470,000	7.00%, due 4/15/2055	480,515 (e)
1,780,000	7.13%, due 4/15/2055	1,821,480 (e)
1,250,000	Vmed O2 U.K. Financing I PLC, 4.75%, due 7/15/2031	1,156,463 (a)
1,695,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/1/2031	1,774,479 (a)
3,155,000	Zayo Group Holdings, Inc., 4.00%, due 3/1/2027	2,996,853 (a)
29,567,392
Transportation 0.5%
2,725,000	XPO, Inc., 7.13%, due 2/1/2032	2,832,591 (a)
Trucking & Leasing 0.4%
FTAI Aviation Investors LLC
405,000	7.88%, due 12/1/2030	429,408 (a)
1,505,000	7.00%, due 5/1/2031	1,561,507 (a)
55,000	7.00%, due 6/15/2032	56,959 (a)
2,047,874
Total Corporate Bonds (Cost $526,599,008)		538,322,592

Loan Assignments(b) 2.0%
Capital Markets 0.1%
745,710	Galaxy U.S. Opco, Inc., Term Loan, (3 mo. USD Term SOFR + 2.00%), 6.31%, due 7/31/2030	681,526
Commercial Services & Supplies 0.2%
957,744	Crash Champions LLC, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 9.08%, due 2/23/2029	886,565
Containers & Packaging 0.1%
659,911	IRIS Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), 9.16%, due 6/28/2028	641,380
Health Care Providers & Services 0.7%
1,112,668	Aveanna Healthcare LLC, Term Loan B, (3 mo. USD Term SOFR + 3.75%), 8.18%, due 7/17/2028	1,096,379
National Mentor Holdings, Inc.
934,576	Term Loan, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 8.15% – 8.21%, due 3/2/2028	910,707 (h)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Health Care Providers & Services – cont'd
$27,219	Term Loan C, (3 mo. USD Term SOFR + 3.75%), 8.15%, due 3/2/2028	$26,524
1,876,441	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.30%, due 9/27/2030	1,853,773
		3,887,383
Hotels, Restaurants & Leisure 0.2%
1,245,000	Catawba Nation Gaming Authority, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 9.05%, due 3/29/2032	1,265,754
Insurance 0.2%
1,210,000	Gainwell Acquisition Corp., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.40%, due 10/1/2027	1,191,475
IT Services 0.1%
774,066	Rackspace Finance LLC, First Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 10.71%, due 5/15/2028	780,150
Machinery 0.1%
628,762	Engineered Machinery Holdings, Inc., Second Lien Term Loan, (3 mo. USD Term SOFR + 6.00%), 10.56%, due 5/21/2029	629,284
Media 0.1%
369,332	Neptune Bidco U.S., Inc., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 9.43%, due 4/11/2029	354,039
Software 0.2%
	MH Sub I LLC
310,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 10.61%, due 2/23/2029	270,475
382,138	Term Loan, (1 mo. USD Term SOFR + 4.25%), 8.61%, due 5/3/2028	363,604
258,638	Term Loan B4, (1 mo. USD Term SOFR + 4.25%), 8.61%, due 12/31/2031	229,973
		864,052
Trading Companies & Distributors 0.0%‡
153,829	Foundation Building Materials Holding Co. LLC, Term Loan B2, (3 mo. USD Term SOFR + 4.00%), 8.31%, due 1/29/2031	148,016
Total Loan Assignments (Cost $11,296,914)		11,329,624
Number of Shares
Short-Term Investments 1.9%
Investment Companies 1.9%
10,588,116	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.25%(i) (Cost $10,588,116)	10,588,116
Total Investments 99.5% (Cost $553,885,488)		565,677,862
Other Assets Less Liabilities 0.5%		2,826,492
Net Assets 100.0%		$568,504,354

‡	Represents less than 0.05% of net assets of the Fund.

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2025, these securities amounted to $487,717,353, which represents 85.8% of net assets of the Fund.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2025 and changes periodically.
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
(c)	When-issued security. Total value of all such securities at July 31, 2025 amounted to $7,874,904, which represents 1.4% of net assets of the Fund.
(d)	Payment-in-kind (PIK) security.
(e)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(g)	All or a portion of this security was purchased on a delayed delivery basis.
(h)	The stated interest rates represent the range of rates at July 31, 2025 of the underlying contracts within the Loan Assignment.
(i)	Represents 7-day effective yield as of July 31, 2025.
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$491,938,360	86.5%
Canada	21,603,031	3.8%
France	6,579,468	1.2%
Cayman Islands	5,315,681	0.9%
United Kingdom	5,239,723	0.9%
Germany	4,946,812	0.9%
Luxembourg	3,109,642	0.5%
Netherlands	2,665,287	0.5%
Italy	2,399,637	0.4%
Switzerland	2,362,350	0.4%
Japan	2,182,829	0.4%
Finland	1,476,368	0.3%
Bermuda	1,422,973	0.3%
Spain	1,396,797	0.2%
Czech Republic	1,303,631	0.2%
Australia	1,147,157	0.2%
Short-Term Investments and Other Assets—Net	13,414,608	2.4%
	$568,504,354	100.0%
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Asset-Backed Securities#	$—	$5,437,530	$—	$5,437,530
Corporate Bonds#	—	538,322,592	—	538,322,592
Loan Assignments#	—	11,329,624	—	11,329,624
Short-Term Investments	—	10,588,116	—	10,588,116
Total Investments	$—	$565,677,862	$—	$565,677,862

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)
July 31, 2025

Principal Amount		Value
Municipal Notes 101.7%
Alabama 4.6%
$200,000	Black Belt Energy Gas District (Alabama Gas Prepay Gas Supply Revenue Project No. 7), Series 2021-C-1, 4.00%, due 12/1/2026	$201,539
1,000,000	Energy Southeast A Cooperative District Revenue, Series 2024-B, 5.25%, due 7/1/2054 Putable 6/1/2032	1,071,225
	Southeast Energy Authority A Cooperative District Revenue
500,000	Series 2025-A, 5.00%, due 1/1/2056 Putable 6/1/2035	504,476
1,000,000	Series 2025-B, 5.25%, due 3/1/2055 Putable 1/1/2033	1,037,652
		2,814,892
American Samoa 1.2%
750,000	American Samoa Economic Development Authority General Revenue, Series 2021-A, 5.00%, due 9/1/2038	732,152 (a)
Arizona 3.3%
500,000	Maricopa County Industrial Development Authority Education Revenue Refunding (Paradise School Project Paragon Management, Inc.), Series 2016, 5.00%, due 7/1/2036	495,158 (a)
100,000	Navajo Nation Revenue Refunding, Series 2015-A, 5.00%, due 12/1/2025	100,361 (a)
500,000	Phoenix Industrial Development Authority Education Revenue Refunding (Great Hearts Academies), Series 2016-A, 5.00%, due 7/1/2046	488,243
500,000	Pima County Industrial Development Authority Education Revenue Refunding (American Leadership Academy Project), Series 2015, 5.38%, due 6/15/2035	500,114 (a)
500,000	Sierra Vista Industrial Development Authority Revenue (American Leadership Academy Project), Series 2024, 5.00%, due 6/15/2059	415,824 (a)
		1,999,700
California 9.8%
675,000	California Community Choice Financing Authority Revenue (Clean Energy), Series 2024-B, 5.00%, due 1/1/2055 Putable 12/1/2032	702,540
65,000	California County Tobacco Securitization Agency Revenue Refunding, Series 2020-B-1, 5.00%, due 6/1/2049	62,878
905,696	California Housing Finance Agency Municipal Certificate, Series 2019-A, 4.25%, due 1/15/2035	918,185
500,000	California Infrastructure & Economic Development Bank Revenue Refunding (Brightline West Passenger Rail Project), Series 2020-A, 9.50%, due 1/1/2065 Putable 1/1/2035	445,822 (a)
250,000	California Municipal Finance Authority Charter School Lease Revenue (Santa Rosa Academy Project), Series 2015, 5.13%, due 7/1/2035	248,632 (a)
	California Municipal Finance Authority Charter School Revenue (John Adams Academics Project)
110,000	Series 2015-A, 4.50%, due 10/1/2025	110,006
400,000	Series 2019-A, 5.00%, due 10/1/2049	345,849 (a)
500,000	California Municipal Finance Authority Charter School Revenue (Palmdale Aerospace Academy Project), Series 2016, 5.00%, due 7/1/2031	492,843 (a)
400,000	California Municipal Finance Authority Revenue (Baptist University), Series 2015-A, 5.00%, due 11/1/2030	400,788 (a)
245,111	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Calplant I Green Bond Project), Series 2019, 7.50%, due 12/1/2039	2 (a)(b)
500,000	California State School Finance Authority Charter School Revenue (Downtown College Prep-Obligation Group), Series 2016, 4.75%, due 6/1/2036	300,000 (a)(b)
600,000	California State School Finance Authority Charter School Revenue (Rocketship Education), Series 2016-A, 5.00%, due 6/1/2031	600,285 (a)
400,000	California Statewide Communities Development Authority Revenue Refunding (Lancer Education Student Housing Project), Series 2016-A, 5.00%, due 6/1/2036	400,406 (a)
55,000	California Statewide Communities Development Authority Special Tax Revenue Refunding (Community Facility District No. 2007-01 Orinda Wilder Project), Series 2015, 4.50%, due 9/1/2025	55,050
500,000	Chino Valley Unified School District General Obligation, Series 2020-B, (AG), 3.38%, due 8/1/2050	379,449
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
$500,000	Los Angeles Department of Water & Power Revenue Refunding, Series 2025-A, (BAM), 5.00%, due 7/1/2053	$497,710
		5,960,445
Colorado 5.0%
775,000	Colorado Health Facilities Authority Revenue Refunding (Children's Hospital), (LOC: TD Bank N.A.), Series 2020-A, 2.80%, due 12/1/2052	775,000 (c)
212,000	Crystal Crossing Metropolitan District Refunding General Obligation, Series 2016, 4.50%, due 12/1/2026	212,345
	Park Creek Metropolitan District Refunding Tax Allocation Revenue (Senior Ltd. Property Tax Supported)
250,000	Series 2015-A, 5.00%, due 12/1/2034	250,905
175,000	Series 2015-A, 5.00%, due 12/1/2035	175,535
500,000	Series 2015-A, 5.00%, due 12/1/2045	483,879
241,000	Platte River Metropolitan District General Obligation Refunding, Series 2023-A, 6.50%, due 8/1/2053	238,483 (a)
500,000	Pueblo Urban Renewal Authority Tax Increment Revenue (Evraz Project), Series 2021-A, 4.75%, due 12/1/2045	440,987 (a)
500,000	Vail Home Partners Corp. Revenue, Series 2025, 6.00%, due 10/1/2064	490,094 (a)
		3,067,228
Connecticut 0.8%
500,000	Stamford Housing Authority Revenue Refunding, Series 2025-D, 6.25%, due 10/1/2060	471,321
Florida 5.2%
200,000	Capital Trust Agency Senior Living Revenue (H-Bay Ministries, Inc. Superior Residences-Third Tier), Series 2018-C, 7.50%, due 7/1/2053	3,500 (a)(b)
500,000	Capital Trust Agency Senior Living Revenue (Wonderful Foundations School Project), Series 2020-A-1, 5.00%, due 1/1/2055	409,050 (a)
650,000	Florida Development Finance Corp. Education Facilities Revenue Refunding (Pepin Academies, Inc.), Series 2016-A, 5.00%, due 7/1/2036	623,747
450,000	Florida State Development Finance Corp. Education Facilities Revenue (Renaissance Charter School, Inc. Project), Series 2015-A, 6.00%, due 6/15/2035	450,175 (a)
500,000	Lee County Airport Revenue, Series 2024, 5.25%, due 10/1/2054	501,692
945,000	Village Community Development District No. 13 Special Assessment Revenue, Series 2019, 3.70%, due 5/1/2050	711,429
500,000	Village Community Development District No. 15 Special Assessment Revenue, Series 2024, 4.80%, due 5/1/2055	445,607 (a)
		3,145,200
Georgia 3.3%
300,000	Atlanta Development Authority Revenue (Westside Gulch Area Project), Series 2024-A, 5.50%, due 4/1/2039	299,246 (a)
965,000	Main Street Natural Gas, Inc. Gas Supply Revenue, Series 2025-A, 5.00%, due 6/1/2055 Putable 6/1/2032	1,026,576
700,000	Municipal Electric Authority of Georgia Revenue (Plant Vogtle Units 3 & 4 Project M Bonds), Series 2023-A, 5.50%, due 7/1/2064	710,027
		2,035,849
Hawaii 0.4%
250,000	Hawaii State Department of Budget & Finance Special Purpose Revenue Refunding, Series 2015-A, 5.00%, due 1/1/2035	232,398 (a)
Illinois 2.8%
200,000	Chicago O'Hare International Airport Special Facility Revenue (Trips Obligated Group), Series 2018, 5.00%, due 7/1/2048	187,860
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Illinois – cont'd
$400,000	Illinois Finance Authority Charter School Revenue (Intrinsic School-Belmont School Project), Series 2015-A, 5.75%, due 12/1/2035	$400,617 (a)
750,000	Illinois Finance Authority Revenue (CenterPoint Joliet Terminal Railroad Project), Series 2010, 4.80%, due 12/1/2043 Putable 7/2/2035	749,183 (a)
425,000	Illinois Finance Authority Revenue Refunding (Rosalind Franklin University of Medicine & Science), Series 2017-A, 5.00%, due 8/1/2047	398,131
		1,735,791
Indiana 2.1%
650,000	Indiana State Finance Authority Revenue Refunding (Greencroft Obligation Group), Series 2021-A, 4.00%, due 11/15/2043	528,710
750,000	Indianapolis Local Public Improvement Bond Bank Revenue (Convention Center Hotel), Series 2023-E, 6.00%, due 3/1/2053	764,786
		1,293,496
Kentucky 2.7%
405,000	Kentucky Economic Development Finance Authority (Senior Next Generation Information Highway Project), Series 2015-A, 4.00%, due 7/1/2029	405,135
500,000	Kentucky Economic Development Finance Authority Revenue Refunding (Owensboro Health), Series 2017-A, 5.00%, due 6/1/2041	485,010
900,000	Kentucky Municipal Power Agency Power System Revenue Refunding (Prairie Saint Project), Series 2019-A, 4.00%, due 9/1/2045	747,203
		1,637,348
Louisiana 1.0%
248,821	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Lafourche Parish Gomesa Project), Series 2019, 3.95%, due 11/1/2043	209,381 (a)
400,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding (Westside Habilitation Center Project), Series 2017-A, 5.75%, due 2/1/2032	389,746 (a)
		599,127
Maine 1.1%
500,000	Maine State Finance Authority Revenue (TimberHP Madison LLC), Series 2025, 8.50%, due 6/1/2035	500,218
200,000	Maine State Finance Authority Solid Waste Disposal Revenue (Casella Waste System Project), Series 2015, 5.13%, due 8/1/2035 Putable 8/1/2025	200,000 (a)
		700,218
Maryland 0.6%
	Baltimore Special Obligation Revenue Refunding Senior Lien (Harbor Point Project)
250,000	Series 2019-A, 3.63%, due 6/1/2046	200,621 (a)
200,000	Series 2022, 5.00%, due 6/1/2051	187,439
		388,060
Massachusetts 0.8%
100,000	Massachusetts Development Finance Agency Revenue (Care Communities LLC Obligated), Series 2025-A, 6.50%, due 7/15/2060	95,700 (a)
	Massachusetts State Education Financing Authority Revenue
85,000	Series 2023-B, 4.25%, due 7/1/2044	83,578
350,000	Series 2023-C, 5.00%, due 7/1/2053	326,557
		505,835
Minnesota 1.2%
500,000	Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue (Academia Cesar Chavez School Project), Series 2015-A, 5.25%, due 7/1/2050	407,462
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Minnesota – cont'd
$300,000	Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue (Twin Cities Academy Project), Series 2015-A, 5.00%, due 7/1/2035	$295,253
		702,715
Mississippi 3.1%
	Mississippi Business Finance Corp. Revenue (Chevron USA, Inc. Project)
1,350,000	Series 2010-G, 2.70%, due 11/1/2035	1,350,000 (c)
300,000	Series 2011-A, 2.70%, due 11/1/2035	300,000 (c)
255,000	Mississippi Development Bank Special Obligation (Jackson Co. Gomesa Project), Series 2021, 3.63%, due 11/1/2036	228,148 (a)
		1,878,148
Montana 1.0%
1,000,000	Gallatin County Industrial Development Revenue (Bozeman Fiber Project), Series 2021-A, 4.00%, due 10/15/2051	612,982 (a)
Nevada 0.8%
500,000	Director of the State of Nevada Department of Business & Industrial Revenue (Somerset Academy), Series 2015-A, 5.13%, due 12/15/2045	457,779 (a)
New Hampshire 1.0%
750,000	New Hampshire Business Finance Authority Revenue Refunding (Green Bond), Series 2020-B, 3.75%, due 7/1/2045 Putable 7/2/2040	589,895 (a)
New Jersey 3.8%
1,250,000	New Jersey Economic Development Authority Revenue (Repauno Port & Rail Terminal Project), Series 2025, 6.38%, due 1/1/2035	1,269,595 (a)
1,000,000	New Jersey State Transportation Trust Fund Authority Transportation Program Revenue Refunding, Series 2024-AA, 5.25%, due 6/15/2041	1,052,202
		2,321,797
New York 5.5%
100,000	New York City Transitional Finance Authority Revenue (Future Tax Secured), (LOC: TD Bank N.A.), Series 2024-C-7, 2.75%, due 5/1/2047	100,000 (c)
200,000	New York General Obligation, (LOC: TD Bank N.A.), Series 2025-G-3, 2.75%, due 2/1/2055	200,000 (c)
500,000	New York State Thruway Authority Revenue, Series 2025-B, 5.00%, due 3/15/2056	502,996
325,000	New York State Transportation Development Corp. Special Facility Revenue (Delta Airlines, Inc.-LaGuardia Airport Terminal C & D Redevelopment), Series 2018, 5.00%, due 1/1/2028	334,404
200,000	New York State Transportation Development Corp. Special Facility Revenue Refunding (American Airlines, Inc., John F. Kennedy International Airport Project), Series 2021, 3.00%, due 8/1/2031	183,741
200,000	Oneida Indian Nation of New York Revenue, Series 2024-B, 6.00%, due 9/1/2043	209,021 (a)
1,000,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred And Thirty Eight), Series 2023-238, 5.00%, due 7/15/2036	1,050,655
420,000	Westchester County Local Development Corp. Revenue Refunding (Kendal on Hudson Project), Series 2022-B, 5.00%, due 1/1/2051	395,274
420,000	Yonkers Economic Development Corp. Education Revenue (Charter School of Education Excellence Project), Series 2019-A, 5.00%, due 10/15/2039	408,286
		3,384,377
Ohio 5.4%
450,000	Akron Bath Copley Joint Township Hospital District Revenue Refunding (Summa Health Systems Obligation), Series 2020, 4.00%, due 11/15/2035	450,968
750,000	Buckeye Tobacco Settlement Finance Authority Asset-Backed Senior Revenue Refunding, Series 2020-B-2, 5.00%, due 6/1/2055	609,228
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Ohio – cont'd
$710,000	Cleveland-Cuyahoga County Port Authority Tax Increment Finance Revenue Refunding (Senior-Flats East Bank Project), Series 2021-A, 4.00%, due 12/1/2055	$530,528 (a)
1,300,000	Hamilton County Revenue Refunding (TriHealth, Inc. Obligated Group), (LOC: JP Morgan Chase Bank N.A.), Series 2021-B, 2.80%, due 8/15/2051	1,300,000 (c)
500,000	Ohio State Air Quality Development Authority Exempt Facilities Revenue (AMG Vanadium LLC), Series 2019, 5.00%, due 7/1/2049	422,723 (a)
		3,313,447
Oregon 0.6%
500,000	Portland General Obligation (Transportation Project), Series 2022-A, 2.25%, due 10/1/2041	348,095
Pennsylvania 3.0%
750,000	Pennsylvania Economic Development Financing Authority Revenue (Bridges Finco LP), Series 2016, 5.00%, due 12/31/2038	743,963
500,000	Pennsylvania Economic Development Financing Authority Revenue Refunding (Energy Supply LLC), Series 2009-C, 5.25%, due 12/1/2037 Putable 6/1/2027	503,498
400,000	Pennsylvania Economic Development Financing Authority Revenue Refunding (Tapestry Moon Senior Housing Project), Series 2018-A, 6.75%, due 12/1/2053	80,000 (a)(b)
500,000	Philadelphia General Obligation, Series 2025-A, 5.00%, due 8/1/2040	528,045
		1,855,506
Puerto Rico 3.0%
	Puerto Rico Commonwealth General Obligation (Restructured)
74,376	Series 2021-A, 0.00%, due 7/1/2033	51,541
63,784	Series 2021-A1, 5.63%, due 7/1/2027	65,742
62,750	Series 2021-A1, 5.63%, due 7/1/2029	66,432
60,948	Series 2021-A1, 5.75%, due 7/1/2031	66,166
57,794	Series 2021-A1, 4.00%, due 7/1/2033	56,356
51,950	Series 2021-A1, 4.00%, due 7/1/2035	49,544
44,586	Series 2021-A1, 4.00%, due 7/1/2037	41,981
60,620	Series 2021-A1, 4.00%, due 7/1/2041	52,816
813,045	Series 2021-A1, 4.00%, due 7/1/2046	677,690
1,500,000	Puerto Rico Electric Power Authority Revenue, Series 2012-A, 5.00%, due 7/1/2042	727,500 (b)
		1,855,768
South Carolina 1.2%
500,000	Lancaster County Assessment Revenue Refunding (Walnut Creek Improvement District), Series 2016-A-1, 5.00%, due 12/1/2031	500,137
150,000	South Carolina Jobs Economic Development Authority Economic Development Revenue (River Park Senior Living Project), Series 2017-A, 7.75%, due 10/1/2057	150,606
300,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (AMT-Green Bond-Last Step Recycling LLC Project), Series 2021-A, 6.50%, due 6/1/2051	33,000 (a)(b)
500,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project), Series 2018-A, 7.00%, due 11/1/2038	700 #(b)(d)(e)
500,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (RePower South Berkeley LLC Project), Series 2017, 6.25%, due 2/1/2045	45,000 (a)(b)
		729,443
Tennessee 2.1%
500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (Blakeford At Green Hills), Series 2020-A, 4.00%, due 11/1/2045	388,933
1,000,000	Shelby County Health & Educational Facilities Board Revenue (Madrone Memphis Student Housing I LLC), Series 2024-A1, 5.25%, due 6/1/2056	901,120 (a)
		1,290,053
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Texas 9.3%
$750,000	Anson Educational Facilities Corp. Educational Revenue (Arlington Classics Academy), Series 2016-A, 5.00%, due 8/15/2045	$697,215
500,000	Dallas Independent School District General Obligation, Series 2022, (PSF-GTD), 2.75%, due 2/15/2052	318,867
95,000	Fort Bend County Industrial Development Corp. Revenue (NRG Energy, Inc.), Series 2012-A, 4.75%, due 5/1/2038	93,096
495,000	Harris County Municipal Utility District No. 489 General Obligation, Series 2023, (AG), 4.00%, due 9/1/2036	492,795
	Hidalgo County Regional Mobility Authority Toll & Vehicle Registration Junior Lien Refunding
755,000	Series 2022-B, 4.00%, due 12/1/2039	666,747
1,000,000	Series 2022-B, 4.00%, due 12/1/2040	861,563
250,000	New Hope Cultural Education Facilities Finance Corp. Revenue, Series 2025-A, 6.50%, due 10/1/2060	239,644
500,000	New Hope Cultural Education Facilities Finance Corp. Revenue (Beta Academy), Series 2019-A, 5.00%, due 8/15/2049	432,091 (a)
500,000	New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue (Cardinal Bay, Inc. Village On The Park Carriage), Series 2016-C, 5.50%, due 7/1/2046	250,000 (b)
500,000	New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue (NCCD-College Station Properties LLC), Series 2015-A, 5.00%, due 7/1/2047	459,159 (b)
300,000	Port of Beaumont Navigation District Revenue (Jefferson Gulf Coast Energy Project), Series 2024-A, 5.25%, due 1/1/2054	264,017 (a)
900,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding (Methodist Hospitals of Dallas), (LOC: TD Bank N.A.), Series 2008-A, 2.70%, due 10/1/2041	900,000 (c)
		5,675,194
Utah 2.1%
	Utah Infrastructure Agency Telecommunication Revenue
600,000	Series 2019-A, 4.00%, due 10/15/2036	571,793
1,000,000	Series 2021-A, 3.00%, due 10/15/2045	680,372
		1,252,165
Vermont 1.1%
500,000	Vermont Economic Development Authority Solid Waste Disposal Revenue (Casella Waste System, Inc.), Series 2013, 4.63%, due 4/1/2036 Putable 4/3/2028	501,364 (a)
165,000	Vermont Student Assistant Corp. Education Loan Revenue, Series 2015-A, 4.13%, due 6/15/2028	165,147
		666,511
West Virginia 3.4%
	West Virginia Hospital Finance Authority Revenue (Vandalia Health Group)
1,500,000	Series 2023-B, 6.00%, due 9/1/2053	1,579,953
500,000	Series 2023-B, (AG), 5.38%, due 9/1/2053	512,867
		2,092,820
Wisconsin 9.4%
300,000	Public Finance Authority Education Revenue (Resh Triangle High School Project), Series 2015-A, 5.38%, due 7/1/2035	300,013 (a)
500,000	Public Finance Authority Hospital Revenue (Carson Valley Medical Center), Series 2021-A, 4.00%, due 12/1/2051	383,809 (a)
2,000,000	Public Finance Authority Revenue (Georgia Sr. 400 Express Lanes Project), Series 2025, 5.75%, due 12/31/2065	1,906,726 (f)
385,456	Public Finance Authority Revenue (Goodwill Industries of Southern Nevada Project), Series 2015-A, 5.50%, due 12/1/2038	341,013
450,000	Public Finance Authority Revenue (Signorelli Project), Series 2024, 5.38%, due 12/15/2032	449,990 (a)
	Public Finance Authority Special Facility Revenue (Sky Harbour Capital LLC Aviation Facility Project)
500,000	Series 2021, 4.00%, due 7/1/2041	424,446
500,000	Series 2021, 4.25%, due 7/1/2054	384,350
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Wisconsin – cont'd
$200,000	Saint Croix Chippewa Indians of Wisconsin Refunding, Series 2021, 5.00%, due 9/30/2041	$171,542 (a)
900,000	University of Wisconsin Hospitals & Clinics Revenue Refunding, (LOC: JP Morgan Chase Bank N.A.), Series 2018-B, 2.70%, due 4/1/2048	900,000 (c)
500,000	Wisconsin Health & Educational Facilities Authority Revenue (Chiara Housing & Services, Inc. Project), Series 2024, 6.00%, due 7/1/2060	477,925
		5,739,814
Total Investments 101.7% (Cost $68,311,672)		62,085,569
Liabilities Less Other Assets (1.7)%		(1,032,441)
Net Assets 100.0%		$61,053,128

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2025, these securities amounted to $18,615,641, which represents 30.5% of net assets of the Fund.

(b)	Defaulted security.
(c)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2025.

(d)	Value determined using significant unobservable inputs.
(e)
Security fair valued as of July 31, 2025 in accordance with procedures approved by the valuation designee.
Total value of all such securities at July 31, 2025 amounted to $700, which represents 0.0% of net assets of the Fund.

(f)	When-issued security. Total value of all such securities at July 31, 2025 amounted to $1,906,726, which represents 3.1% of net assets of the Fund.
#  This security is subject to restrictions on resale. Total value of all such securities at July 31, 2025 amounted to $700, which represents 0.0% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 7/31/2025	Fair Value Percentage of Net Assets as of 7/31/2025
South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project)	12/4/2018-6/25/2020	$483,078	$700	0.0%
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Municipal Notes
South Carolina	$—	$728,743	$700	$729,443
Other Municipal Notes#	—	61,356,126	—	61,356,126
Total Municipal Notes	—	62,084,869	700	62,085,569
Total Investments	$—	$62,084,869	$700	$62,085,569

#	The Schedule of Investments provides information on the industry, state/territory or sector categorization.
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other Reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2025
Investments in Securities:
Loan Assignments(1)	$7	$—	$(65)	$64	$—	$(6)	$—	$—	$—	$—
Municipal Notes(2)	65	1	(165)	122	—	(22)	—	—	1	(41)
Total	$72	$1	$(230)	$186	$—	$(28)	$—	$—	$1	$(41)
(1) At the beginning of the period, these investments were valued in accordance with the procedures approved by the valuation designee.

(2) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 7/31/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Municipal Notes	$700	Market Approach	Recovery Value (of Par Value)	0.1%	0.1%	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)
July 31, 2025

Principal Amount		Value
Municipal Notes 98.6%
Alabama 2.2%
$1,000,000	Energy Southeast A Cooperative District Revenue, Series 2024-B, 5.25%, due 7/1/2054 Putable 6/1/2032	$1,071,225
565,000	Fort Payne City General Obligation (School Warrants), Series 2018-B, (AG), 5.00%, due 5/1/2027	588,156
		1,659,381
Arizona 0.5%
500,000	Sierra Vista Industrial Development Authority Revenue (American Leadership Academy Project), Series 2024, 5.00%, due 6/15/2059	415,824 (a)
Arkansas 1.2%
550,000	Benton Washington Regional Public Water Authority Revenue Green Bond, Series 2022, (BAM), 4.00%, due 10/1/2033	561,647
315,000	Russellville Water & Sewer Revenue, Series 2018, (AG), 4.00%, due 7/1/2028	315,371
		877,018
California 0.3%
250,000	California Infrastructure & Economic Development Bank Revenue Refunding (Brightline West Passenger Rail Project), Series 2020-A, 9.50%, due 1/1/2065 Putable 1/1/2035	222,911 (a)
District of Columbia 1.0%
775,000	District of Columbia Revenue Refunding (Gallaudet University), Series 2021-A, 5.00%, due 4/1/2051	776,521
Florida 1.4%
1,000,000	Wildwood Utility Dependent District Revenue (Senior-South Sumter Utilities Project), Series 2021, (BAM), 5.00%, due 10/1/2034	1,078,523
Georgia 6.3%
520,000	Gainesville & Hall County Hospital Authority Revenue (Northeast Georgia Health System, Inc.), Series 2024, 5.00%, due 10/15/2030	571,968
	Main Street Natural Gas, Inc. Gas Supply Revenue
1,000,000	Series 2023-A, 5.00%, due 6/1/2053 Putable 6/1/2030	1,051,650
625,000	Series 2024-B, 5.00%, due 12/1/2054 Putable 3/1/2032	662,143
1,420,000	Series 2025-A, 5.00%, due 6/1/2055 Putable 6/1/2032	1,510,610
1,000,000	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding, Series 2016-B, 5.00%, due 7/1/2035 Pre-Refunded 7/1/2026	1,022,325
		4,818,696
Illinois 6.7%
	Cook County Community Consolidated School District No. 21 General Obligation (Wheeling School Building)
1,000,000	Series 2019-A, (AG), 4.00%, due 12/1/2035	996,839
880,000	Series 2020-A, (BAM), 5.00%, due 12/1/2030	943,673
	Illinois State General Obligation
670,000	Series 2016, 4.00%, due 1/1/2031	670,522
600,000	Series 2023-B, 5.00%, due 5/1/2028	633,108
	Sales Tax Securitization Corp. Senior Lien Revenue Refunding (Social Bonds)
650,000	Series 2023-A, 5.00%, due 1/1/2033	697,749
1,275,000	Series 2023-A, 4.00%, due 1/1/2042	1,178,361
		5,120,252
Indiana 3.0%
895,000	Anderson School Building Corp. (First Mortgage), Series 2018, (ST INTERCEPT), 5.00%, due 1/15/2026	903,458
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Indiana – cont'd
$400,000	IPS Multi-School Building Corp. Revenue, Series 2024, (ST INTERCEPT), 5.00%, due 7/15/2039	$421,185
1,000,000	Northern Indiana Commuter Transportation District Revenue, Series 2024, 5.00%, due 1/1/2054	993,639
		2,318,282
Iowa 1.4%
1,000,000	Des Moines Metropolitan Wastewater Reclamation Authority Revenue, Series 2024-B, 5.00%, due 6/1/2037	1,067,219
Kentucky 6.6%
	Breathitt County School District Finance Corp. Revenue
210,000	Series 2021, (ST INTERCEPT), 2.00%, due 4/1/2027	205,388
835,000	Series 2021, (ST INTERCEPT), 2.00%, due 4/1/2029	788,618
900,000	Daviess County School District Finance Corp. Revenue, Series 2021-A, (ST INTERCEPT), 2.00%, due 12/1/2031	790,913
650,000	Green County School District Finance Corp., Series 2021, (ST INTERCEPT), 2.00%, due 10/1/2026	639,387
500,000	Kentucky Economic Development Finance Authority Revenue Refunding (Owensboro Health), Series 2017-A, 5.00%, due 6/1/2041	485,010
1,000,000	Logan-Todd Regional Water Commission Revenue Refunding, Series 2016-A, (AG), 5.00%, due 7/1/2028	1,021,744
1,000,000	Warren County School District General Obligation, Series 2024, (ST INTERCEPT), 5.00%, due 12/1/2029	1,091,646
		5,022,706
Louisiana 3.1%
	Natchitoches Parish School District No. 9 General Obligation
505,000	Series 2018, (AG), 5.00%, due 3/1/2027	522,361
755,000	Series 2018, (AG), 5.00%, due 3/1/2028	796,208
1,000,000	Rapides Parish Consolidated School District No. 62 General Obligation, Series 2024, (BAM), 5.00%, due 3/1/2043	1,015,761
		2,334,330
Maine 0.3%
200,000	Maine State Finance Authority Revenue (TimberHP Madison LLC), Series 2025, 8.50%, due 6/1/2035	200,087
Michigan 9.7%
1,000,000	Dearborn General Obligation (Sewer), Series 2018, 4.00%, due 4/1/2033	1,018,867
	Detroit General Obligation
500,000	Series 2021-A, 4.00%, due 4/1/2040	451,129
250,000	Series 2023-C, 6.00%, due 5/1/2043	267,209
70,000	Fowlerville Community School District Refunding General Obligation, Series 2022, (Q-SBLF), 4.00%, due 5/1/2033	72,755
	Kent Hospital Finance Authority Revenue (Mary Free Bed Rehabilitation Hospital)
105,000	Series 2021-A, 5.00%, due 4/1/2028	110,131
1,015,000	Series 2021-A, 4.00%, due 4/1/2033	1,027,474
500,000	Livonia Public School District General Obligation, Series 2016, (AG), 5.00%, due 5/1/2028	508,594
750,000	Michigan State Housing Development Authority Revenue (Non Ace), Series 2016-B, 2.50%, due 12/1/2026	744,272
290,000	Michigan State Housing Development Authority Revenue Refunding, Series 2018-B, 3.15%, due 4/1/2028	290,679
1,000,000	Michigan State Strategic Fund Ltd. Obligation Revenue (Green Bond-Recycled Board Machine Project), Series 2021, 4.00%, due 10/1/2061 Putable 10/1/2026	993,907
	Trenton Public School District General Obligation (School Building & Site)
785,000	Series 2018-B, (Q-SBLF), 5.00%, due 5/1/2036	814,887
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Michigan – cont'd
$1,025,000	Series 2018-B, (Q-SBLF), 5.00%, due 5/1/2039	$1,047,150
		7,347,054
Minnesota 2.4%
	Duluth Economic Development Authority Revenue Refunding (Saint Luke's Hospital of Duluth)
310,000	Series 2022-A, 5.00%, due 6/15/2027	322,739
410,000	Series 2022-A, 5.00%, due 6/15/2028	435,190
	Minnesota Agricultural & Economic Development Board Revenue (HealthPartners Obligated Group)
250,000	Series 2024, 5.00%, due 1/1/2036	269,899
600,000	Series 2024, 5.25%, due 1/1/2054	598,994
210,000	Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue (Metro Deaf School Project), Series 2018-A, 5.00%, due 6/15/2038	194,306 (a)
		1,821,128
Mississippi 1.0%
730,000	Gulfport Revenue (Memorial Hospital At Gulfport), Series 2025, 5.00%, due 7/1/2032	789,135
Missouri 3.4%
1,000,000	Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Refunding (Combined Lien Mass Transit Sales Tax Appropriation), Series 2019, 4.00%, due 10/1/2036	989,695
	Saint Louis School District General Obligation
510,000	Series 2023, (AG), 5.00%, due 4/1/2035	551,546
1,000,000	Series 2023, (AG), 5.00%, due 4/1/2039	1,047,582
		2,588,823
New Hampshire 1.6%
	New Hampshire Business Finance Authority Revenue (Pennichuck Water Works, Inc.)
250,000	Series 2024-A, 5.50%, due 4/1/2043	245,445
300,000	Series 2024-A, 5.38%, due 4/1/2049	277,246
325,000	Series 2024-A, 5.50%, due 4/1/2054	305,753
400,000	Series 2024-A, 5.63%, due 4/1/2059	380,959
		1,209,403
New Jersey 0.9%
100,000	New Jersey State Transportation Trust Fund Authority Revenue Refunding, Series 2021-A, 5.00%, due 6/15/2031	110,631
500,000	New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding, Series 2019-A, 5.00%, due 12/15/2031	537,202
		647,833
New Mexico 1.4%
1,000,000	New Mexico Municipal Energy Acquisition Authority Revenue Refunding, Series 2025, 5.00%, due 6/1/2054 Putable 11/1/2030	1,061,248
New York 7.1%
250,000	Buffalo Sewer Authority Environmental Impact Revenue (Green Bond), Series 2021, 1.75%, due 6/15/2049	174,302 (b)
200,000	Build NYC Resource Corp. Revenue (New Dawn Charter School Project), Series 2019, 5.75%, due 2/1/2049	180,515 (a)
555,000	Metropolitan Transportation Authority Revenue, (LOC: Barclays Bank PLC), Series 2015-E1, 2.80%, due 11/15/2050	555,000 (c)
300,000	Metropolitan Transportation Authority Revenue Refunding, (LOC: Barclays Bank PLC), Series 2012-G-1, 2.80%, due 11/1/2032	300,000 (c)
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
$500,000	Nassau County Industrial Development Agency Revenue Refunding (Cold Spring), (LOC: TD Bank N.A.), Series 1999, 2.75%, due 1/1/2034	$500,000 (c)
150,000	Nassau County Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project), Series 2014, 5.00%, due 7/1/2027	150,159
1,090,000	New York City Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds), Series 2021-F-1, (FHA), 1.25%, due 5/1/2029	991,548
600,000	New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding (Second General Resolution Revenue Bonds), (LOC: State Street B&T Co.), Series 2010-DD3B, 2.80%, due 6/15/2043	600,000 (c)
	New York General Obligation
170,000	(LOC: U.S. Bank N.A.), Series 2008-L4, 2.80%, due 4/1/2038	170,000 (c)
300,000	Series 2012-2, 2.80%, due 4/1/2042	300,000 (c)
1,000,000	New York State Dormitory Authority Revenue (Financing Program), Series 2023-A, (AG), (ST AID WITHHLDG), 5.00%, due 10/1/2036	1,063,387
400,000	Triborough Bridge & Tunnel Authority Revenue, (LOC: U.S. Bank N.A.), Series 2003-B-1, 2.80%, due 1/1/2033	400,000 (c)
		5,384,911
North Carolina 0.2%
175,000	Scotland County Revenue, Series 2018, 5.00%, due 12/1/2026	179,893
Ohio 1.4%
520,000	Akron Bath Copley Joint Township Hospital District (Summa Health Systems Obligation), Series 2020, 4.00%, due 11/15/2036	520,158
400,000	Cuyahoga Metropolitan Housing Authority Revenue, Series 2021, (2045 Initiative Project), (HUD), 2.00%, due 12/1/2031	349,894
250,000	Ohio State Air Quality Development Authority Exempt Facilities Revenue (AMG Vanadium LLC), Series 2019, 5.00%, due 7/1/2049	211,361 (a)
		1,081,413
Oklahoma 3.8%
770,000	Johnston County Educational Facility Authority Lease Revenue (Tishomingo Public School Project), Series 2022, 4.00%, due 9/1/2030	794,055
650,000	Lincoln County Education Facility Authority Education Facilities Lease Revenue (Stroud Public School Project), Series 2016, 5.00%, due 9/1/2027	663,669
395,000	Oklahoma County Finance Authority Revenue (Choctaw-Nicoma Park Public Schools Project), Series 2023, 5.00%, due 9/1/2032	433,849
1,000,000	Oklahoma County Finance Authority Revenue (Midwest City-Del Public Schools Project), Series 2004, (BAM), 5.00%, due 10/1/2044	1,016,277
		2,907,850
Pennsylvania 5.9%
400,000	General Authority of Southcentral Pennsylvania Revenue Refunding (Wellspan Health Obligated Group), (LOC: U.S. Bank N.A.), Series 2019-E, 2.90%, due 6/1/2035	400,000 (c)
	Pennsylvania Housing Finance Agency Revenue
395,000	Series 2025-148A, 3.30%, due 10/1/2030	395,957
1,065,000	Series 2025-148A, 3.45%, due 10/1/2031	1,066,061
1,000,000	Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue, Series 2018-127B, 2.85%, due 4/1/2026	1,000,005
1,500,000	Redevelopment Authority of the City of Philadelphia Revenue Refunding, Series 2025-A, 5.00%, due 4/15/2030	1,641,111
		4,503,134
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
South Carolina 5.0%
	Dillon County School Facility Corp. Certificate of Participation Refunding
$1,175,000	Series 2020, 5.00%, due 12/1/2026	$1,207,853
445,000	Series 2020, 5.00%, due 12/1/2027	466,734
1,000,000	Newberry Investing in Children's Education Revenue Refunding, Series 2025, 5.00%, due 12/1/2029	1,081,863
150,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (AMT-Green Bond-Last Step Recycling LLC Project), Series 2021-A, 6.50%, due 6/1/2051	16,500 (a)(d)
175,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project), Series 2018-A, 7.00%, due 11/1/2038	245 #(d)(e)(f)
1,000,000	South Carolina State Housing Finance & Development Authority Revenue (573 Meeting Street Project), Series 2024, (HUD), 3.00%, due 4/1/2043 Putable 4/1/2027	999,497
		3,772,692
Tennessee 1.7%
1,000,000	Tennessee Energy Acquisition Corp. Revenue Refunding (Gas Project), Series 2023-A-1, 5.00%, due 5/1/2053 Putable 5/1/2028	1,030,374
235,000	Tennessee Housing Development Agency Residential Finance Program Revenue, Series 2019, 3.25%, due 7/1/2032	228,591
		1,258,965
Texas 12.1%
780,000	Anna Independent School District General Obligation, Series 2023, (PSF-GTD), 4.13%, due 2/15/2053	665,096
1,000,000	Dallas Independent School District General Obligation, Series 2025-C, (PSF-GTD), 5.00%, due 2/15/2034	1,127,129
500,000	El Paso TX Water & Sewer Revenue Refunding, Series 2025, 5.00%, due 3/1/2032	555,597
1,000,000	EP Tuscany Zaragosa PFC Revenue (Home Essential Function Housing Program), Series 2023, 4.00%, due 12/1/2033	983,338
625,000	Hidalgo County Regional Mobility Authority Revenue Toll & Vehicle Registration Junior Lien Refunding, Series 2022-B, 4.00%, due 12/1/2038	561,121
450,000	Klein Independent School District Refunding General Obligation (School House), Series 2015-A, (PSF-GTD), 4.00%, due 8/1/2029 Pre-Refunded 8/1/2025	450,000
475,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding (Baylor Scott & White Health Project), (LOC: JP Morgan Chase Bank N.A.), Series 2024-A, 2.20%, due 11/15/2050	475,000 (c)
500,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding (Methodist Hospitals of Dallas), (LOC: TD Bank N.A.), Series 2008-A, 2.70%, due 10/1/2041	500,000 (c)
	Texas Water Development Board Revenue (Master Trust)
795,000	Series 2020, 4.00%, due 10/15/2031	826,517
1,000,000	Series 2022, 5.00%, due 10/15/2047	1,008,650
1,015,000	Weslaco General Obligation Refunding, Series 2017, (AG), 5.00%, due 8/15/2027	1,059,477
1,000,000	Ysleta Independent School District General Obligation (School Building), Series 2017-B, (PSF-GTD), 5.00%, due 8/15/2041	1,006,302
		9,218,227
Utah 0.6%
410,000	Utah Infrastructure Agency Telecommunication Revenue, Series 2024, 5.25%, due 10/15/2039	425,709
Washington 2.0%
1,000,000	Discovery Clean Water Alliance Sewer Revenue, Series 2022, 5.00%, due 12/1/2037	1,062,934
468,174	Washington State Housing Finance Commission, Series 2021-A-1, 3.50%, due 12/20/2035	439,728
		1,502,662
West Virginia 4.4%
500,000	West Virginia Hospital Finance Authority Revenue (Improvement West Virginia University Health System Obligated Group), Series 2018-A, 5.00%, due 6/1/2052	483,609
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
West Virginia – cont'd
$500,000	West Virginia Hospital Finance Authority Revenue (Vandalia Health Group), Series 2023-B, 6.00%, due 9/1/2053	$526,651
700,000	West Virginia Hospital Finance Authority Revenue (West Virginia University Health Systems), Series 2017-A, 5.00%, due 6/1/2035	711,458
600,000	West Virginia Hospital Finance Authority Revenue Refunding (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00%, due 1/1/2035	608,010
990,000	West Virginia Water Development Authority Revenue Refunding (Loan Program), Series 2018-A-IV, 5.00%, due 11/1/2036	1,013,083
		3,342,811
Total Investments 98.6% (Cost $77,190,797)		74,954,641
Other Assets Less Liabilities 1.4%		1,084,394
Net Assets 100.0%		$76,039,035

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2025, these securities amounted to $1,241,417, which represents 1.6% of net assets of the Fund.

(b)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
July 31, 2025.

(c)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2025.

(d)	Defaulted security.
(e)	Value determined using significant unobservable inputs.
(f)
Security fair valued as of July 31, 2025 in accordance with procedures approved by the valuation designee.
Total value of all such securities at July 31, 2025 amounted to $245, which represents 0.0% of net assets of the Fund.

#  This security is subject to restrictions on resale. Total value of all such securities at July 31, 2025 amounted to $245, which represents 0.0% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 7/31/2025	Fair Value Percentage of Net Assets as of 7/31/2025
South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project)	12/4/2018	$171,300	$245	0.0%
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Municipal Notes
South Carolina	$—	$3,772,447	$245	$3,772,692
Other Municipal Notes#	—	71,181,949	—	71,181,949
Total Municipal Notes	—	74,954,396	245	74,954,641
Total Investments	$—	$74,954,396	$245	$74,954,641

#	The Schedule of Investments provides information on the state/territory categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other Reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2025
Investments in Securities:
Municipal Notes(1)	$14	$—	$—	$(14)	$—	$—	$—	$—	$—	$(14)
Total	$14	$—	$—	$(14)	$—	$—	$—	$—	$—	$(14)

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 7/31/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Municipal Notes	$245	Market Approach	Recovery Value (of Par Value)	0.1%	0.1%	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)
July 31, 2025

Principal Amount		Value
Municipal Notes 99.1%
Alabama 3.3%
$330,000	Black Belt Energy Gas District (Alabama Gas Prepay Gas Supply Revenue Project No. 7), Series 2021-C-1, 4.00%, due 10/1/2052 Putable 12/1/2026	$332,468
	Black Belt Energy Gas District Revenue
1,135,000	Series 2024-B, 5.00%, due 10/1/2055 Putable 9/1/2032	1,194,826
2,000,000	Series 2024-D, 5.00%, due 3/1/2055 Putable 11/1/2034	2,103,697
1,380,000	Energy Southeast A Cooperative District Revenue, Series 2024-B, 5.25%, due 7/1/2054 Putable 6/1/2032	1,478,290
1,000,000	Southeast Alabama Gas Supply District Revenue Refunding, Series 2024, 5.00%, due 6/1/2049 Putable 5/1/2032	1,056,189
		6,165,470
Arizona 0.2%
15,000	Maricopa County Industrial Development Authority Revenue Refunding (Banner Health Obligated Group), Series 2016-A, 5.00%, due 1/1/2029	16,113
500,000	Sierra Vista Industrial Development Authority Revenue (American Leadership Academy Project), Series 2024, 5.00%, due 6/15/2059	415,824 (a)
		431,937
Arkansas 0.7%
755,000	Mountain Home Arkansas Sales & Use Tax Revenue, Series 2021-B, 2.00%, due 9/1/2038	528,388
800,000	Searcy City Sales & Use Tax Revenue, Series 2024, 5.00%, due 11/1/2029	864,310
		1,392,698
California 2.7%
1,000,000	California Community Choice Financing Authority Revenue (Clean Energy), Series 2024-B, 5.00%, due 1/1/2055 Putable 12/1/2032	1,040,799
1,378,771	California Housing Finance Agency Municipal Certificate, Series 2019-2, 4.00%, due 3/20/2033	1,389,127
300,000	California Municipal Finance Authority Revenue (Northbay Healthcare Group), Series 2017-A, 5.25%, due 11/1/2036	300,730
25,000	California Statewide Communities Development Authority Revenue (Kaiser Permanente), Series 2004-MR, 5.00%, due 4/1/2038 Putable 11/1/2029	27,310
525,000	Contra Costa County Redevelopment Agency Successor Agency Tax Allocation Refunding, Series 2017-A, (BAM), 5.00%, due 8/1/2032	545,297
	Fresno Joint Power Financing Authority Lease Revenue Refunding (Master Lease Project)
115,000	Series 2017-A, (AG), 5.00%, due 4/1/2027	119,896
280,000	Series 2017-A, (AG), 5.00%, due 4/1/2032	288,661
1,200,000	Nuveen California AMT-Free Quality Municipal Income Fund Revenue, Series 2017-A, 2.74%, due 10/1/2047	1,200,000 (a)(b)
50,000	San Francisco City & County Redevelopment Agency Successor Agency Refunding (Community Facilities District No. 6), Series 2023, (AG), 5.25%, due 8/1/2042	53,097
		4,964,917
Colorado 0.8%
130,000	Colorado State Certificate of Participation (Health Sciences Facilities), Series 2024-A, 5.00%, due 11/1/2053	130,655
810,000	Denver City & County School District No. 1 General Obligation, Series 2025-A, (ST AID WITHHLDG), 5.25%, due 12/1/2041	873,074
340,000	Denver Health & Hospital Authority Healthcare Revenue Refunding, Series 2019-A, 4.00%, due 12/1/2037	315,248
250,000	Westminster Public Schools Certificate of Participation, Series 2019, (AG), 5.00%, due 12/1/2030	265,880
		1,584,857
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Connecticut 3.4%
$4,200,000	Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series 2001-V-1, 2.05%, due 7/1/2036	$4,200,000 (b)
1,395,000	Connecticut State Special Tax Revenue, Series 2024-A-2, 5.00%, due 7/1/2038	1,517,142
600,000	Connecticut State Special Tax Revenue Refunding, Series 2024-B, 5.00%, due 7/1/2029	654,532
		6,371,674
Delaware 1.7%
3,000,000	Delaware State General Obligation, Series 2023-A, 5.00%, due 5/1/2028	3,209,726
District of Columbia 1.5%
1,850,000	District of Columbia General Obligation, Series 2019-A, 5.00%, due 10/15/2036	1,924,983
785,000	Washington Convention & Sports Authority Revenue, Series 2021-A, 5.00%, due 10/1/2027	827,468
		2,752,451
Florida 1.9%
700,000	Cape Coral Special Obligation Revenue Refunding, Series 2015, 4.00%, due 10/1/2030	701,537
175,000	City Of South Miami Health Facilities Authority, Inc. Revenue Refunding (Baptist Health South Florida Obligated Group), Series 2017, 5.00%, due 8/15/2029	182,024
270,000	Cityplace Community Development District Special Assessment Revenue Refunding, Series 2012, 5.00%, due 5/1/2026	273,273
	Florida Development Finance Corp. Revenue (Tampa General Hospital Project)
75,000	Series 2024-A, 5.00%, due 8/1/2028	79,536
10,000	Series 2024-A, 5.00%, due 8/1/2029	10,756
	Palm Beach County Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)
40,000	Series 2019, 5.00%, due 8/15/2031	42,665
50,000	Series 2019, 5.00%, due 8/15/2034	52,307
10,000	Series 2019, 5.00%, due 8/15/2036	10,352
390,000	Village Community Development District No. 13 Special Assessment Revenue, Series 2019, 3.00%, due 5/1/2029	380,991
500,000	Village Community Development District No. 15 Special Assessment Revenue, Series 2024, 4.80%, due 5/1/2055	445,607 (a)
	Wildwood Utility Dependent District Revenue (Senior-South Sumter Utilities Project)
350,000	Series 2021, (BAM), 5.00%, due 10/1/2034	377,483
300,000	Series 2021, (BAM), 5.00%, due 10/1/2035	320,867
250,000	Series 2021, (BAM), 5.00%, due 10/1/2036	265,276
300,000	Series 2021, (BAM), 5.00%, due 10/1/2037	315,860
		3,458,534
Georgia 5.3%
1,450,000	Georgia State Revenue Refunding, Series 2023-C, 5.00%, due 1/1/2033	1,646,477
5,000,000	Main Street Natural Gas, Inc. Gas Supply Revenue, Series 2024-B, 5.00%, due 12/1/2054 Putable 3/1/2032	5,297,148
2,500,000	Monroe County Development Authority PCR Revenue (Georgia Power Co. Plant-Scherer Project), Series 2009, 1.00%, due 7/1/2049 Putable 8/21/2026	2,426,519
	Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4 Project M Bonds)
345,000	Series 2019-A, 5.00%, due 1/1/2032	361,719
100,000	Series 2019-A, 5.00%, due 1/1/2033	104,456
		9,836,319
Idaho 0.7%
1,400,000	Idaho Health Facilities Authority Revenue Refunding (St. Lukes Health System), (LOC: U.S. Bank N.A.), Series 2018-C, 2.80%, due 3/1/2048	1,400,000 (b)
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Illinois 12.1%
$170,000	Bureau County Township High School District No. 502 General Obligation, Series 2017-A, (BAM), 5.00%, due 12/1/2033 Pre-Refunded 12/1/2027	$179,477
200,000	Chicago Refunding General Obligation, Series 2020-A, 5.00%, due 1/1/2026	201,604
	Cook County Sales Tax Revenue Refunding
3,340,000	Series 2021-A, 5.00%, due 11/15/2031	3,685,154
1,415,000	Series 2021-A, 5.00%, due 11/15/2032	1,547,206
735,000	Illinois Finance Authority Revenue (Government Program-Brookfield Lagrange Park School District No. 95 Project), Series 2018, 4.00%, due 12/1/2038	722,695
	Illinois Finance Authority Revenue (Government Program-E Prairie School District No. 73 Project)
965,000	Series 2018, (BAM), 5.00%, due 12/1/2029	1,017,158
20,000	Series 2018, (BAM), 4.00%, due 12/1/2042	18,343
35,000	Illinois Finance Authority Revenue Refunding (Carle Foundation), Series 2021-A, 5.00%, due 8/15/2033	37,943
	Illinois State Finance Authority Revenue (Downers Grove Community High School District No. 99 Project)
900,000	Series 2019, 4.00%, due 12/15/2030	922,896
900,000	Series 2019, 4.00%, due 12/15/2031	914,183
	Illinois State General Obligation
3,580,000	Series 2017-D, 5.00%, due 11/1/2027	3,743,259
2,185,000	Series 2017-D, 5.00%, due 11/1/2028	2,277,625
1,800,000	Series 2020, 5.75%, due 5/1/2045	1,858,112
	Peoria School District No. 150 General Obligation Refunding
395,000	Series 2020-A, (AG), 4.00%, due 12/1/2026	401,903
1,785,000	Series 2020-A, (AG), 4.00%, due 12/1/2027	1,818,383
975,000	Series 2020-A, (AG), 4.00%, due 12/1/2028	992,588
585,000	Sales Tax Securitization Corp. Revenue Refunding, Series 2017-A, 5.00%, due 1/1/2028	613,586
530,000	Sales Tax Securitization Corp. Revenue Refunding Second Lien, Series 2020-A, 5.00%, due 1/1/2026	534,186
1,060,000	Sales Tax Securitization Corp. Senior Lien Revenue Refunding (Social Bonds), Series 2023-A, 4.00%, due 1/1/2042	979,657
		22,465,958
Indiana 1.5%
770,000	Fairfield School Building Corp. Revenue, Series 2021, (ST INTERCEPT), 3.00%, due 7/15/2028	768,254
500,000	Indiana State Finance Authority Revenue Refunding (Greencroft Obligation Group), Series 2021-A, 4.00%, due 11/15/2043	406,700
25,000	Indiana State Housing & Community Development Authority Single Family Mortgage Revenue, Series 2020-B-1, (GNMA), 1.60%, due 1/1/2031	22,098
515,000	Indiana State Municipal Power Agency Revenue Refunding, Series 2016-C, 5.00%, due 1/1/2027	525,682
1,000,000	Indianapolis Local Public Improvement Bond Bank Revenue (Convention Center Hotel), Series 2023-E, 6.00%, due 3/1/2053	1,019,715
		2,742,449
Iowa 0.9%
1,050,000	Iowa Higher Education Loan Authority Revenue (Private College Des Moines University Project), Series 2020, 5.00%, due 10/1/2027	1,091,020
640,000	Iowa State Finance Authority Single Family Mortgage Revenue (Non Ace-Mortgage-Backed Security Program), Series 2017-C, (FHLMC), (FNMA), (GNMA), 2.30%, due 1/1/2026	636,280
		1,727,300
Kansas 0.8%
	Wichita Sales Tax Special Obligation Revenue (River District Stadium Star Bond Project)
305,000	Series 2018, 5.00%, due 9/1/2025	305,550
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Kansas – cont'd
$1,085,000	Series 2018, 5.00%, due 9/1/2027	$1,137,752
		1,443,302
Kentucky 1.2%
1,250,000	Kentucky Public Energy Authority Revenue, Series 2024-A, 5.00%, due 5/1/2055 Putable 7/1/2030	1,311,347
	Kentucky State Property & Building Commission Revenue (Project No.128)
785,000	Series 2023-A, 5.00%, due 11/1/2035	858,290
120,000	Series 2023-A, 5.50%, due 11/1/2043	127,571
		2,297,208
Louisiana 0.4%
50,000	Louisiana Stadium & Exposition District Revenue Refunding, Series 2023-A, 5.00%, due 7/1/2037	53,451
750,000	Saint John the Baptist Parish LA Revenue Refunding (Marathon Oil Corp. Project), Subseries 2017-B-2, 2.38%, due 6/1/2037 Putable 7/1/2026	744,994
		798,445
Maryland 1.9%
1,825,000	Maryland State Housing & Community Development Administration Department Revenue Refunding, Series 2020-D, 1.95%, due 9/1/2035	1,429,502
1,840,000	Montgomery County General Obligation, Series 2019-A, 5.00%, due 11/1/2029	2,028,107
		3,457,609
Massachusetts 3.7%
2,050,000	Commonwealth of Massachusetts General Obligation, Series 2024-A, 5.00%, due 1/1/2035	2,291,798
1,450,000	Commonwealth of Massachusetts Transportation Fund Revenue (Rail Enhancement Program), Series 2022-B, 5.00%, due 6/1/2052	1,456,688
1,970,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series 2023-A-1, 5.00%, due 7/1/2040	2,082,963
860,000	Massachusetts Development Finance Agency Revenue Refunding, Series 2024-B, 5.00%, due 2/15/2034	974,810
		6,806,259
Michigan 0.8%
	Walled Lake Consolidated School District
690,000	Series 2020, (Q-SBLF), 5.00%, due 5/1/2032	748,964
675,000	Series 2020, (Q-SBLF), 5.00%, due 5/1/2033	726,942
		1,475,906
Minnesota 1.1%
1,500,000	Minnesota State General Obligation Refunding, Series 2023-D, 5.00%, due 8/1/2031	1,687,232
400,000	Saint Paul Housing & Redevelopment Authority Health Care Revenue Refunding (Fairview Health Services Obligated Group), Series 2017-A, 4.00%, due 11/15/2043	331,533
		2,018,765
Mississippi 0.6%
	Mississippi Business Finance Corp. Revenue (Chevron USA, Inc. Project)
400,000	Series 2009-E, 2.75%, due 12/1/2030	400,000 (b)
350,000	Series 2009-F, 2.75%, due 12/1/2030	350,000 (b)
325,000	Mississippi State General Obligation Refunding, Series 2015-C, 5.00%, due 10/1/2026	326,215
		1,076,215
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Missouri 0.6%
$800,000	Missouri State Health & Educational Facilities Authority Revenue (Mercy Health), Series 2023, 5.50%, due 12/1/2040	$856,451
	Missouri State Housing Development Commission Single Family Mortgage Revenue (Non-AMT Special Homeownership Loan Program)
140,000	Series 2014-A, (FHLMC), (FNMA), (GNMA), 3.80%, due 11/1/2034	137,982
85,000	Series 2014-A, (FHLMC), (FNMA), (GNMA), 4.00%, due 11/1/2039	78,731
		1,073,164
Nebraska 1.4%
2,520,000	Central Plains Energy Project Revenue Refunding, Series 2023-A, 5.00%, due 5/1/2054 Putable 11/1/2029	2,645,249
New Jersey 4.1%
1,500,000	New Jersey Health Care Facilities Financing Authority Contract Revenue Refunding (Hospital Asset Transportation Program), Series 2017, 5.00%, due 10/1/2028	1,587,105
1,130,000	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group), Series 2017-A, 5.00%, due 7/1/2029	1,171,888
600,000	New Jersey State Transportation Trust Fund Authority, Series 2019-BB, 5.00%, due 6/15/2029	645,314
1,270,000	New Jersey State Transportation Trust Fund Authority Transportation Program Revenue, Series 2024-CC, 5.00%, due 6/15/2031	1,405,002
1,600,000	New Jersey State Transportation Trust Fund Authority Transportation Program Revenue Refunding, Series 2024-AA, 5.25%, due 6/15/2041	1,683,522
290,000	New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding, Series 2019-A, 5.00%, due 12/15/2028	312,366
750,000	Newark General Obligation, Series 2020-A, (AG), (ST AID WITHHLDG), 5.00%, due 10/1/2027	786,718
		7,591,915
New York 17.2%
140,000	Albany Capital Resource Corp. Revenue Refunding (Albany College of Pharmacy & Health Sciences), Series 2014-A, 5.00%, due 12/1/2026	140,142
410,000	Broome County Local Development Corp. Revenue (Good Shepherd Village at Endwell, Inc. Project), Series 2021, 4.00%, due 7/1/2047	317,593
200,000	Deutsche Bank Spears/Lifers Trust Revenue, (LOC: Deutsche Bank A.G.), Series 2023-DB-8201, 2.92%, due 11/15/2046	200,000 (a)
100,000	Dutchess County Local Development Corp. Revenue Refunding (Culinary Institute of America Project), Series 2021, 4.00%, due 7/1/2036	97,672
635,000	Empire State Development Corp. Revenue, Series 2024-A, 5.00%, due 3/15/2038	690,332
825,000	Monroe County General Obligation (Public Improvement), Series 2019-A, (BAM), 4.00%, due 6/1/2028	834,575
500,000	New Paltz Central School District General Obligation, Series 2019, (ST AID WITHHLDG), 4.00%, due 2/15/2029	510,887
2,475,000	New York City Housing Development Corp. Revenue, Series 2020-C, (FNMA), (HUD), 2.15%, due 8/1/2035	1,999,824
	New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding (Second General Resolution Revenue Bonds)
300,000	(LOC: JP Morgan Chase Bank N.A.), Series 2013-AA-2, 2.75%, due 6/15/2050	300,000 (b)
1,000,000	Series 2023-DD, 5.25%, due 6/15/2047	1,025,770
	New York City Transitional Finance Authority Revenue (Future Tax Secured)
100,000	(LOC: TD Bank N.A.), Series 2024-C-7, 2.75%, due 5/1/2047	100,000 (b)
3,730,000	Series 2016-A-1, 5.00%, due 5/1/2040	3,750,204
800,000	Series 2024-C, 5.00%, due 5/1/2041	837,358
1,525,000	Series 2024-C, 5.00%, due 5/1/2045	1,560,384
500,000	Series 2025-E, 5.00%, due 11/1/2036	547,090
1,830,000	Subseries 2016-A-1, 4.00%, due 5/1/2031	1,840,248
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
$345,000	New York City Transitional Finance Authority Revenue Refunding (Future Tax Secured), Series 2025-F-1, 5.00%, due 11/1/2038	$369,648
	New York City Trust for Cultural Resource Revenue Refunding (Carnegie Hall)
160,000	Series 2019, 5.00%, due 12/1/2037	166,956
765,000	Series 2019, 5.00%, due 12/1/2038	793,780
370,000	Series 2019, 5.00%, due 12/1/2039	382,076
	New York General Obligation
90,000	Series 2018 E-1, 5.00%, due 3/1/2031	94,292
1,100,000	Series 2019-B3, 2.75%, due 10/1/2046	1,100,000 (b)
1,900,000	Series 2024-C1, 5.00%, due 9/1/2047	1,911,237
250,000	Subseries 2018-F-1, 5.00%, due 4/1/2034	259,477
4,000,000	New York General Obligation Refunding, Series 2011-D, 5.00%, due 10/1/2038	4,274,964
	New York Liberty Development Corp. Revenue Refunding Green Bonds (4 World Trade Center Project)
150,000	Series 2021-A, 2.50%, due 11/15/2036	119,330
1,600,000	Series 2021-A, 2.75%, due 11/15/2041	1,156,518
1,275,000	New York State Dormitory Authority Revenue Refunding, Series 2024-A, 5.00%, due 3/15/2035	1,420,593
1,000,000	New York State Transportation Development Corp. Special Facility Revenue Refunding (JFK International Airport Terminal 4 Project), Series 2020-C, 5.00%, due 12/1/2038	1,031,406
300,000	Oneida Indian Nation of New York Revenue, Series 2024-B, 6.00%, due 9/1/2043	313,531 (a)
320,000	Onondaga Civic Development Corp. (Le Moyne Collage Project), Series 2021, 5.00%, due 7/1/2034	331,733
	Onondaga Civic Development Corp. Refunding (Le Moyne Collage Project)
300,000	Series 2022, 4.00%, due 7/1/2034	293,579
150,000	Series 2022, 4.00%, due 7/1/2036	142,231
350,000	Series 2022, 4.00%, due 7/1/2039	315,015
350,000	Series 2022, 4.00%, due 7/1/2042	297,316
	Triborough Bridge & Tunnel Authority Revenue
1,100,000	(LOC: U.S. Bank N.A.), Series 2003-B-1, 2.80%, due 1/1/2033	1,100,000 (b)
250,000	Series 2025-A, 5.50%, due 12/1/2059	259,334
225,000	Triborough Bridge & Tunnel Authority Revenue Refunding, (LOC: U.S. Bank N.A.), Series 2005-B-4C, 2.80%, due 1/1/2031	225,000 (b)
500,000	Westchester County Local Development Corp. Revenue Refunding (Kendal on Hudson Project), Series 2022-B, 5.00%, due 1/1/2041	502,549
450,000	Yonkers Economic Development Corp. Education Revenue (Charter School of Education Excellence Project), Series 2019-A, 5.00%, due 10/15/2049	401,521
		32,014,165
North Carolina 1.0%
800,000	Charlotte-Mecklenburg Hospital Authority Revenue (Atrium Health), (LOC: JP Morgan Chase Bank N.A.), Series 2018-G, 2.85%, due 1/15/2048	800,000 (b)
1,000,000	Mecklenburg County Obligation Refunding, Series 2025-A, 5.00%, due 2/1/2037	1,112,750
		1,912,750
Ohio 1.9%
	Allen County Hospital Facilities Revenue Refunding (Bon Secours Mercy Health)
5,000	Series 2017-A, 5.00%, due 8/1/2027	5,221
10,000	Series 2017-A, 5.00%, due 8/1/2029	10,500
10,000	Series 2020-A, 5.00%, due 12/1/2027	10,511
1,000,000	Buckeye Tobacco Settlement Finance Authority Asset-Backed Senior Revenue Refunding, Series 2020-B-2, 5.00%, due 6/1/2055	812,304
1,700,000	Hamilton County Revenue Refunding (TriHealth, Inc. Obligated Group), (LOC: JP Morgan Chase Bank N.A.), Series 2021-B, 2.80%, due 8/15/2051	1,700,000 (b)
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Ohio – cont'd
$1,000,000	Ohio State Air Quality Development Authority Revenue (American Electric Power Co. Project), Series 2014-A, 2.40%, due 12/1/2038 Putable 10/1/2029	$947,496
	Ohio State Revenue Refunding (Cleveland Clinic Health System Obligated Group)
10,000	Series 2017-A, 5.00%, due 1/1/2027	10,325
20,000	Series 2017-A, 5.00%, due 1/1/2032	20,879
20,000	Series 2021-B, 5.00%, due 1/1/2034	21,818
		3,539,054
Oklahoma 1.8%
1,620,000	Canadian County Educational Facilities Authority Revenue (Piedmont Public Schools Project), Series 2024, 4.00%, due 8/15/2032	1,668,878
1,565,000	Weatherford Industrial Trust Education Facility Lease Revenue (Weatherford Public School Project), Series 2019, 5.00%, due 3/1/2033	1,636,435
		3,305,313
Pennsylvania 5.9%
85,000	Bethlehem Area School District Refunding General Obligation, Series 2020-A, (AG), (ST AID WITHHLDG), 5.00%, due 1/15/2030	92,454
	Lackawanna County Industrial Development Authority Revenue Refunding (University of Scranton)
940,000	Series 2017, 5.00%, due 11/1/2028	977,018
565,000	Series 2017, 5.00%, due 11/1/2029	586,311
500,000	Series 2017, 5.00%, due 11/1/2030	517,692
	Luzerne County General Obligation Refunding
150,000	Series 2017-A, (AG), 5.00%, due 12/15/2027	157,509
70,000	Series 2017-B, (AG), 5.00%, due 12/15/2026	72,255
	Luzerne County Industrial Development Authority Lease Revenue Refunding Guaranteed
350,000	Series 2017, (AG), 5.00%, due 12/15/2025	352,757
525,000	Series 2017, (AG), 5.00%, due 12/15/2026	528,939
250,000	Series 2017, (AG), 5.00%, due 12/15/2027	251,521
3,420,000	Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue Refunding, Series 2021-B, 5.00%, due 12/1/2046	3,432,682
2,090,000	Pennsylvania State Turnpike Commission Revenue Refunding, Series 2016, 5.00%, due 6/1/2027	2,105,209
550,000	Pennsylvania State Turnpike Commission Turnpike Revenue, Subseries 2019-A, 5.00%, due 12/1/2033	589,268
	Philadelphia Energy Authority Revenue (Philadelphia Street Lighting Project)
500,000	Series 2023-A, 5.00%, due 11/1/2034	550,139
35,000	Series 2023-A, 5.00%, due 11/1/2035	38,135
645,000	Philadelphia School District General Obligation, Series 2018-A, (ST AID WITHHLDG), 5.00%, due 9/1/2028	685,317
		10,937,206
Rhode Island 1.1%
1,000,000	Pawtucket General Obligation, Series 2024-2, 4.50%, due 10/24/2025	1,001,948
1,090,000	Rhode Island Health and Educational Building Corp. Revenue (Lifespan Obligation Group), Series 2024, 5.25%, due 5/15/2049	1,064,912
		2,066,860
South Carolina 0.7%
5,000	Lexington County Health Services District, Inc. Revenue Refunding (Lexmed Obligated Group), Series 2017, 5.00%, due 11/1/2029	5,232
1,860,000	South Carolina State Housing Finance & Development Authority Mortgage Revenue, Series 2021-A, 1.85%, due 7/1/2036	1,393,061
		1,398,293
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Tennessee 0.7%
$1,230,000	Tennessee Housing Development Agency Residential Finance Program Revenue, Series 2019-2, 3.00%, due 7/1/2039	$1,031,897
265,000	Williamson County General Obligation, Series 2024, 5.00%, due 4/1/2033	300,258
		1,332,155
Texas 5.7%
590,000	Central Texas Regional Mobility Authority Senior Lien Revenue Refunding, Series 2020-A, 5.00%, due 1/1/2027	608,398
450,000	East Montgomery County Improvement District Sales Tax Revenue, Series 2024, (AG), 5.00%, due 8/15/2031	496,053
480,000	EP Essential Housing WF PFC Revenue (Home Essential Function Housing Program), Series 2024, 4.25%, due 12/1/2034	474,574
605,000	Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital System), Series 2008-A-2, 2.80%, due 12/1/2041	605,000 (b)
975,000	Harris County Improvement District No. 18 General Obligation, Series 2024-A, (BAM), 4.00%, due 9/1/2035	979,913
	Harris County Municipal Utility District No. 489 General Obligation
900,000	Series 2023, (AG), 4.00%, due 9/1/2036	895,992
195,000	Series 2023, (AG), 4.00%, due 9/1/2037	191,539
450,000	Hidalgo County Regional Mobility Authority Revenue, Series 2022-B, 4.00%, due 12/1/2041	378,712
370,000	Irving Independent School District General Obligation, Series 2023, (PSF-GTD), 5.00%, due 2/15/2043	379,415
1,500,000	Killeen Independent School District General Obligation, Series 2018, (PSF-GTD), 5.00%, due 2/15/2037	1,539,115
250,000	La Joya Independent School District Refunding General Obligation, Series 2013, (PSF-GTD), 5.00%, due 2/15/2033	261,333
835,000	McGregor Independent School District General Obligation, Series 2024, (PSF-GTD), 5.00%, due 2/15/2040	881,364
500,000	New Hope Cultural Education Facilities Finance Corp. Revenue, Series 2025-A, 6.50%, due 10/1/2060	479,287
290,000	Pampa Independent School District General Obligation Refunding, Series 2016, (PSF-GTD), 5.00%, due 8/15/2032 Pre-Refunded 8/15/2025	290,255
400,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding (Baylor Scott & White Health Project), (LOC: JP Morgan Chase Bank N.A.), Series 2024-A, 2.20%, due 11/15/2050	400,000 (b)
1,730,000	Texas Water Development Board Revenue (Master Trust), Series 2022, 5.00%, due 10/15/2047	1,744,965
		10,605,915
Utah 2.2%
	Midvale Redevelopment Agency Tax Increment & Sales Tax Revenue
660,000	Series 2018, 5.00%, due 5/1/2032	693,311
380,000	Series 2018, 5.00%, due 5/1/2034	397,032
200,000	Utah Infrastructure Agency Telecommunication Revenue, Series 2019-A, 4.00%, due 10/15/2036	190,598
1,995,000	Utah State Transit Authority Sales Tax Revenue Refunding, Series 2007-A, (NPFG), 5.00%, due 6/15/2031	2,190,795
565,000	Weber County Special Assessment (Summit Mountain Assessment Area), Series 2013, 5.50%, due 1/15/2028	566,206
		4,037,942
Virginia 1.8%
2,820,000	Virginia Public School Authority Revenue, Series 2024, 5.00%, due 10/1/2035	3,149,113
265,000	Virginia Small Business Financing Authority Revenue (Bon Secours Mercy Health, Inc.), Series 2022-A, 5.00%, due 10/1/2041	269,440
		3,418,553
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Washington 2.4%
$85,000	North Thurston Public Schools General Obligation, Series 2016, (SCH BD GTY), 4.00%, due 12/1/2028	$86,006
	Washington State General Obligation
1,050,000	Series 2022-C, 5.00%, due 2/1/2037	1,125,789
2,400,000	Series 2024-C, 5.00%, due 2/1/2046	2,447,154
800,000	Whitman County School District No. 267 Pullman General Obligation, Series 2016, (SCH BD GTY), 4.00%, due 12/1/2029	808,845
		4,467,794
West Virginia 1.8%
1,200,000	West Virginia Hospital Finance Authority Revenue (University Health System Obligated Group), Series 2023-A, 5.00%, due 6/1/2043	1,214,756
1,500,000	West Virginia Hospital Finance Authority Revenue (Vandalia Health Group), Series 2023-B, (AG), 5.38%, due 9/1/2053	1,538,601
500,000	West Virginia Hospital Finance Authority Revenue Refunding (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00%, due 1/1/2029	519,125
30,000	West Virginia Hospital Finance Authority Revenue Refunding (West Virgina United Health System Obligated Group), Series 2016-A, 4.00%, due 6/1/2029	30,213
		3,302,695
Wisconsin 1.6%
1,500,000	Deutsche Bank Spears/Lifers Trust Revenue, (LOC: Deutsche Bank A.G.), Series 2023-DBE-8109, 3.05%, due 4/1/2055	1,500,000 (a)(b)
290,000	Oshkosh General Obligation, Series 2024-A, 5.00%, due 6/1/2031	320,891
500,000	Public Finance Authority Hospital Revenue (Carson Valley Medical Center), Series 2021-A, 4.00%, due 12/1/2051	383,809 (a)
450,000	Public Finance Authority Revenue (Signorelli Project), Series 2024, 5.38%, due 12/15/2032	449,990 (a)
500,000	Public Finance Authority Senior Revenue (Wonderful Foundations Charter School Portfolio Project), Series 2020-A-1, 5.00%, due 1/1/2055	409,050 (a)
		3,063,740
Total Investments 99.1% (Cost $190,614,253)		184,590,762
Other Assets Less Liabilities 0.9%		1,732,112
Net Assets 100.0%		$186,322,874

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2025, these securities amounted to $5,317,811, which represents 2.9% of net assets of the Fund.

(b)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2025.

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes#	$—	$184,590,762	$—	$184,590,762
Total Investments	$—	$184,590,762	$—	$184,590,762

#	The Schedule of Investments provides information on the state/territory categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)
July 31, 2025

Principal Amount(a)		Value
U.S. Treasury Obligations 11.1%
	U.S. Treasury Bills
$121,705,000	4.21%, due 8/7/2025	$121,618,421 (b)
24,310,000	4.12%, due 1/8/2026	23,862,426 (b)
	U.S. Treasury Bonds
4,120,000	3.88%, due 8/15/2040 - 2/15/2043	3,723,691
2,475,000	2.00%, due 11/15/2041 - 8/15/2051	1,579,445
1,200,000	3.38%, due 8/15/2042	996,422
1,195,000	4.00%, due 11/15/2042	1,078,581
3,480,000	3.63%, due 8/15/2043 - 2/15/2053	2,854,061
1,120,000	4.50%, due 2/15/2044	1,069,862
2,685,000	4.63%, due 5/15/2044 - 11/15/2044	2,599,122
1,150,000	4.13%, due 8/15/2044	1,041,289
1,375,000	2.25%, due 8/15/2046 - 8/15/2049	876,334
1,065,000	1.63%, due 11/15/2050	553,010
390,000	1.88%, due 2/15/2051	215,932
985,000	2.38%, due 5/15/2051	615,587
345,000	2.88%, due 5/15/2052	239,236
2,420,000	4.25%, due 2/15/2054	2,175,542
3,955,000	4.75%, due 5/15/2055	3,868,484
	U.S. Treasury Inflation-Indexed Bonds
3,696,583	3.63%, due 4/15/2028	3,921,383 (c)
6,759,768	2.50%, due 1/15/2029	7,026,882 (c)
2,023,766	3.88%, due 4/15/2029	2,205,740 (c)
4,454,937	3.38%, due 4/15/2032	4,946,498 (c)
0	0.75%, due 2/15/2045	0 (c)
3,181,016	1.00%, due 2/15/2046 - 2/15/2049	2,321,628 (c)
2,450,181	0.88%, due 2/15/2047	1,754,136 (c)
1,481,594	0.25%, due 2/15/2050	844,687 (c)
6,258,680	0.13%, due 2/15/2051 - 2/15/2052	3,306,513 (c)
21,297,779	1.50%, due 2/15/2053	16,559,420 (c)
1,424,437	2.13%, due 2/15/2054	1,278,367 (c)
23,526,414	2.38%, due 2/15/2055	22,314,165 (c)
	U.S. Treasury Inflation-Indexed Notes
32,113,344	0.13%, due 4/15/2027 - 1/15/2032	30,109,790 (c)
7,501,620	1.25%, due 4/15/2028	7,485,205 (c)
1,416,771	2.38%, due 10/15/2028	1,468,383 (c)
5,079,390	0.88%, due 1/15/2029	5,002,449 (c)
232,938,791	2.13%, due 4/15/2029 - 1/15/2035	236,025,388 (c)
1,540,924	1.63%, due 4/15/2030	1,551,846 (c)
6,496,302	1.13%, due 1/15/2033	6,197,724 (c)
1,344,168	1.38%, due 7/15/2033	1,302,265 (c)
4,287,452	1.75%, due 1/15/2034	4,239,176 (c)
	U.S. Treasury Notes
8,195,000	4.63%, due 10/15/2026 - 5/31/2031	8,342,807
6,695,000	4.50%, due 5/15/2027 - 11/15/2033	6,773,257
5,755,000	0.50%, due 5/31/2027	5,406,553
7,670,000	2.75%, due 7/31/2027 - 5/31/2029	7,439,146
4,755,000	0.38%, due 7/31/2027	4,432,366
7,335,000	3.50%, due 1/31/2028 - 9/30/2029	7,256,302
36,645,000	3.88%, due 6/15/2028 - 8/15/2033	36,603,849
4,475,000	2.88%, due 8/15/2028	4,345,120
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
U.S. Treasury Obligations – cont'd
$42,970,000	4.25%, due 2/28/2029 - 5/15/2035	$42,806,984
58,010,000	4.00%, due 7/31/2029 - 4/30/2032	58,043,682
1,305,000	3.63%, due 8/31/2029	1,290,370
2,000,000	4.13%, due 7/31/2031	2,006,953
4,090,000	1.25%, due 8/15/2031	3,477,938
2,450,000	3.75%, due 8/31/2031	2,408,369
2,670,000	4.38%, due 5/15/2034	2,686,166
Total U.S. Treasury Obligations (Cost $722,517,440)		722,148,952
U.S. Government Agency Securities 0.0%‡
2,030,000	Federal National Mortgage Association, 5.63%, due 7/15/2037	2,207,957
1,040,000	Tennessee Valley Authority, 5.25%, due 2/1/2055	1,007,098
Total U.S. Government Agency Securities (Cost $3,598,348)		3,215,055

Mortgage-Backed Securities 48.5%
Collateralized Mortgage Obligations 14.4%
A&D Mortgage Trust
1,050,000	Series 2024-NQM6, Class M1, 6.57%, due 1/25/2070	1,060,939 (d)(e)
423,503	Series 2025-NQM2, Class A1, 5.79%, due 6/25/2070	424,388 (d)(e)
Chase Home Lending Mortgage Trust
6,430,343	Series 2024-3, Class A6, 6.00%, due 2/25/2055	6,447,199 (d)(e)
6,988,466	Series 2024-4, Class A6, 6.00%, due 3/25/2055	7,009,435 (d)(e)
4,864,196	Series 2024-5, Class A6, 6.00%, due 4/25/2055	4,893,116 (d)(e)
5,565,133	Series 2024-10, Class A4A, 5.50%, due 10/25/2055	5,553,593 (d)(e)
8,212,985	Series 2024-11, Class A4, 6.00%, due 11/25/2055	8,285,125 (d)(e)
2,914,008	Series 2024-11, Class A9A, 6.00%, due 11/25/2055	2,920,700 (d)(e)
1,254,581	Series 2024-11, Class A9, 6.30%, due 11/25/2055	1,281,319 (d)(e)
4,876,821	COLT Mortgage Loan Trust, Series 2024-2, Class A1, 6.13%, due 4/25/2069	4,902,334 (d)
Cross Mortgage Trust
2,810,123	Series 2024-H8, Class A1, 5.55%, due 12/25/2069	2,812,822 (d)(e)
2,316,189	Series 2024-H8, Class A3, 5.96%, due 12/25/2069	2,321,788 (d)
1,250,000	Series 2024-H8, Class M1, 6.32%, due 12/25/2069	1,254,858 (d)(e)
EFMT
3,109,912	Series 2024-INV2, Class A3, 5.44%, due 10/25/2069	3,090,256 (d)
3,500,000	Series 2024-INV2, Class M1, 5.73%, due 10/25/2069	3,456,950 (d)(e)
Federal Home Loan Mortgage Corp. REMIC
3,264,336	Series 4117, Class IO, 4.00%, due 10/15/2042	587,082 (f)
2,324,783	Series 4627, Class SA, (5.89% - 30 day USD SOFR Average), 1.55%, due 10/15/2046	314,719 (f)(g)
12,248,370	Series 5149, Class DI, 4.00%, due 10/25/2048	2,341,587 (f)
4,032,200	Series 4994, Class LI, 4.00%, due 12/25/2048	777,216 (f)
2,964,400	Series 5146, Class EC, 1.50%, due 2/25/2049	2,350,992
3,175,494	Series 4953, Class BI, 4.50%, due 2/25/2050	668,819 (f)
9,238,931	Series 4977, Class IO, 4.50%, due 5/25/2050	1,787,091 (f)
8,918,579	Series 4975, Class EI, 4.50%, due 5/25/2050	1,800,999 (f)
11,427,736	Series 5392, Class HI, 3.50%, due 7/25/2051	2,138,011 (f)
13,369,542	Series 5471, Class FK, (30 day USD SOFR Average + 1.15%), 5.50%, due 8/25/2054	13,269,082 (g)
2,998,186	Series 5438, Class FE, (30 day USD SOFR Average + 1.30%), 5.65%, due 8/25/2054	2,994,129 (g)
15,102,145	Series 5474, Class FB, (30 day USD SOFR Average + 1.15%), 5.50%, due 11/25/2054	14,991,574 (g)
15,287,613	Series 5473, Class FH, (30 day USD SOFR Average + 1.15%), 5.50%, due 11/25/2054	15,177,946 (g)
7,877,662	Series 5468, Class FB, (30 day USD SOFR Average + 1.20%), 5.55%, due 11/25/2054	7,739,073 (g)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
$6,196,536	Series 5475, Class FB, (30 day USD SOFR Average + 1.35%), 5.70%, due 11/25/2054	$6,150,195 (g)
15,919,485	Series 5513, Class FJ, (30 day USD SOFR Average + 1.80%), 6.00%, due 11/25/2054	15,942,759 (g)
7,394,701	Series 5505, Class FB, (30 day USD SOFR Average + 1.50%), 5.85%, due 2/25/2055	7,437,553 (g)
16,089,534	Series 5518, Class FD, (30 day USD SOFR Average + 1.70%), 6.00%, due 3/25/2055	16,111,288 (g)
15,947,205	Series 5521, Class FB, (30 day USD SOFR Average + 1.70%), 6.00%, due 3/25/2055	15,962,741 (g)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
3,000,000	Series 2021-HQA3, Class B1, (30 day USD SOFR Average + 3.35%), 7.70%, due 9/25/2041	3,064,184 (d)(g)
7,644,000	Series 2021-DNA6, Class B1, (30 day USD SOFR Average + 3.40%), 7.75%, due 10/25/2041	7,845,535 (d)(g)
11,002,000	Series 2021-DNA7, Class B1, (30 day USD SOFR Average + 3.65%), 8.00%, due 11/25/2041	11,337,410 (d)(g)
2,450,000	Series 2021-HQA4, Class B1, (30 day USD SOFR Average + 3.75%), 8.10%, due 12/25/2041	2,522,623 (d)(g)
18,564,000	Series 2022-DNA1, Class M2, (30 day USD SOFR Average + 2.50%), 6.85%, due 1/25/2042	18,904,579 (d)(g)
6,402,920	Series 2022-DNA1, Class B1, (30 day USD SOFR Average + 3.40%), 7.75%, due 1/25/2042	6,587,152 (d)(g)
13,314,000	Series 2022-DNA2, Class M2, (30 day USD SOFR Average + 3.75%), 8.10%, due 2/25/2042	13,824,677 (d)(g)
2,775,000	Series 2022-DNA2, Class B1, (30 day USD SOFR Average + 4.75%), 9.10%, due 2/25/2042	2,912,240 (d)(g)
14,125,000	Series 2022-HQA1, Class M2, (30 day USD SOFR Average + 5.25%), 9.60%, due 3/25/2042	14,997,337 (d)(g)
7,520,000	Series 2022-HQA1, Class B1, (30 day USD SOFR Average + 7.00%), 11.35%, due 3/25/2042	8,162,094 (d)(g)
500,000	Series 2022-DNA3, Class M1B, (30 day USD SOFR Average + 2.90%), 7.25%, due 4/25/2042	515,100 (d)(g)
12,919,000	Series 2022-DNA3, Class M2, (30 day USD SOFR Average + 4.35%), 8.70%, due 4/25/2042	13,590,579 (d)(g)
11,525,000	Series 2022-DNA3, Class B1, (30 day USD SOFR Average + 5.65%), 10.00%, due 4/25/2042	12,315,219 (d)(g)
5,761,000	Series 2022-DNA4, Class B1, (30 day USD SOFR Average + 6.25%), 10.60%, due 5/25/2042	6,230,867 (d)(g)
2,304,000	Series 2022-DNA5, Class M1B, (30 day USD SOFR Average + 4.50%), 8.85%, due 6/25/2042	2,447,352 (d)(g)
10,972,000	Series 2022-DNA6, Class M1B, (30 day USD SOFR Average + 3.70%), 8.05%, due 9/25/2042	11,526,918 (d)(g)
15,517,000	Series 2022-DNA6, Class M2, (30 day USD SOFR Average + 5.75%), 10.10%, due 9/25/2042	16,959,010 (d)(g)
8,395,000	Series 2024-DNA1, Class M2, (30 day USD SOFR Average + 1.95%), 6.30%, due 2/25/2044	8,508,333 (d)(g)
9,839,000	Series 2024-HQA1, Class M2, (30 day USD SOFR Average + 2.00%), 6.35%, due 3/25/2044	9,961,942 (d)(g)
5,474,000	Series 2024-DNA3, Class M2, (30 day USD SOFR Average + 1.45%), 5.80%, due 10/25/2044	5,484,455 (d)(g)
870,898	Series 2025-DNA1, Class M1, (30 day USD SOFR Average + 1.05%), 5.40%, due 1/25/2045	871,784 (d)(g)
822,615	Series 2025-HQA1, Class M1, (30 day USD SOFR Average + 1.15%), 5.50%, due 2/25/2045	823,128 (d)(g)
Federal National Mortgage Association Connecticut Avenue Securities Trust
2,225,000	Series 2020-R02, Class 2B1, (30 day USD SOFR Average + 3.11%), 7.46%, due 1/25/2040	2,270,902 (d)(g)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
$11,349,000	Series 2020-R01, Class 1B1, (30 day USD SOFR Average + 3.36%), 7.71%, due 1/25/2040	$11,625,689 (d)(g)
8,605,000	Series 2021-R01, Class 1B1, (30 day USD SOFR Average + 3.10%), 7.45%, due 10/25/2041	8,795,166 (d)(g)
3,437,000	Series 2022-R01, Class 1M2, (30 day USD SOFR Average + 1.90%), 6.25%, due 12/25/2041	3,474,256 (d)(g)
5,176,000	Series 2021-R03, Class 1B1, (30 day USD SOFR Average + 2.75%), 7.10%, due 12/25/2041	5,275,958 (d)(g)
4,114,000	Series 2022-R01, Class 1B2, (30 day USD SOFR Average + 6.00%), 10.35%, due 12/25/2041	4,315,833 (d)(g)
17,453,000	Series 2022-R02, Class 2B1, (30 day USD SOFR Average + 4.50%), 8.85%, due 1/25/2042	18,199,044 (d)(g)
4,161,000	Series 2022-R02, Class 2B2, (30 day USD SOFR Average + 7.65%), 12.00%, due 1/25/2042	4,456,512 (d)(g)
13,257,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 7.45%, due 3/25/2042	13,663,987 (d)(g)
9,814,962	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 7.85%, due 3/25/2042	10,167,712 (d)(g)
5,000,000	Series 2022-R03, Class 1B1, (30 day USD SOFR Average + 6.25%), 10.60%, due 3/25/2042	5,393,245 (d)(g)
11,495,000	Series 2022-R06, Class 1B1, (30 day USD SOFR Average + 6.35%), 10.70%, due 5/25/2042	12,496,150 (d)(g)
4,006,624	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 7.95%, due 7/25/2042	4,179,430 (d)(g)
8,407,200	Series 2022-R08, Class 1B1, (30 day USD SOFR Average + 5.60%), 9.95%, due 7/25/2042	9,064,055 (d)(g)
6,543,000	Series 2023-R01, Class 1M2, (30 day USD SOFR Average + 3.75%), 8.10%, due 12/25/2042	6,907,759 (d)(g)
6,443,000	Series 2023-R02, Class 1M2, (30 day USD SOFR Average + 3.35%), 7.70%, due 1/25/2043	6,732,771 (d)(g)
1,725,000	Series 2023-R02, Class 1B1, (30 day USD SOFR Average + 5.55%), 9.90%, due 1/25/2043	1,880,698 (d)(g)
5,975,000	Series 2023-R04, Class 1B1, (30 day USD SOFR Average + 5.35%), 9.70%, due 5/25/2043	6,531,452 (d)(g)
12,168,000	Series 2023-R05, Class 1B1, (30 day USD SOFR Average + 4.75%), 9.10%, due 6/25/2043	13,127,203 (d)(g)
4,500,000	Series 2023-R06, Class 1M2, (30 day USD SOFR Average + 2.70%), 7.05%, due 7/25/2043	4,651,797 (d)(g)
701,690	Series 2024-R01, Class 1M1, (30 day USD SOFR Average + 1.05%), 5.40%, due 1/25/2044	701,473 (d)(g)
1,975,000	Series 2024-R01, Class 1B1, (30 day USD SOFR Average + 2.70%), 7.05%, due 1/25/2044	2,033,834 (d)(g)
11,506,000	Series 2025-R01, Class 1B1, (30 day USD SOFR Average + 1.70%), 6.05%, due 1/25/2045	11,480,919 (d)(g)
972,769	Series 2025-R02, Class 1M1, (30 day USD SOFR Average + 1.15%), 5.50%, due 2/25/2045	973,068 (d)(g)
7,532,000	Series 2025-R02, Class 1M2, (30 day USD SOFR Average + 1.60%), 5.95%, due 2/25/2045	7,560,227 (d)(g)
5,230,000	Series 2025-R02, Class 1B1, (30 day USD SOFR Average + 1.95%), 6.30%, due 2/25/2045	5,263,702 (d)(g)
3,656,000	Series 2025-R04, Class 1M2, (30 day USD SOFR Average + 1.50%), 5.85%, due 5/25/2045	3,662,829 (d)(g)
10,556,000	Series 2025-R05, Class 2M2, (30 day USD SOFR Average + 1.60%), 5.92%, due 7/25/2045	10,562,597 (d)(g)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
Federal National Mortgage Association Interest Strip
$6,471,115	Series 418, Class C24, 4.00%, due 8/25/2043	$1,178,807 (f)
17,570,886	Series 437, Class C29, 3.37%, due 5/25/2053	2,821,734 (e)(f)
Federal National Mortgage Association REMIC
5,801,439	Series 2018-18, Class ST, (5.99% - 30 day USD SOFR Average), 1.64%, due 12/25/2044	694,072 (f)(g)
5,816,142	Series 2019-33, Class SN, (5.99% - 30 day USD SOFR Average), 1.64%, due 7/25/2049	590,755 (f)(g)
11,500,069	Series 2021-76, Class AI, 3.50%, due 11/25/2051	2,009,282 (f)
8,127,919	Series 2024-61, Class FD, (30 day USD SOFR Average + 1.00%), 5.35%, due 3/25/2053	8,049,295 (g)
10,620,091	Series 2024-40, Class FA, (30 day USD SOFR Average + 1.15%), 5.50%, due 3/25/2054	10,584,750 (g)
13,852,872	Series 2024-67, Class FA, (30 day USD SOFR Average + 1.17%), 5.52%, due 9/25/2054	13,795,161 (g)
18,820,286	Series 2024-70, Class DF, (30 day USD SOFR Average + 1.00%), 5.35%, due 10/25/2054	18,574,642 (g)
13,092,260	Series 2024-76, Class JF, (30 day USD SOFR Average + 1.25%), 5.60%, due 11/25/2054	13,052,631 (g)
11,622,867	Series 2025-6, Class FC, (30 day USD SOFR Average + 1.60%), 5.95%, due 2/25/2055	11,602,673 (g)
15,510,067	Series 2025-6, Class LF, (30 day USD SOFR Average + 1.80%), 6.00%, due 2/25/2055	15,540,848 (g)
2,636,805	Series 2025-1, Class AF, (30 day USD SOFR Average + 1.85%), 6.00%, due 2/25/2055	2,640,009 (g)
13,947,441	Series 2025-6, Class FB, (30 day USD SOFR Average + 2.00%), 6.00%, due 2/25/2055	14,034,051 (g)
11,454,356	Series 2025-35, Class HF, (30 day USD SOFR Average + 1.70%), 6.00%, due 5/25/2055	11,473,316 (g)
GCAT Trust
4,974,961	Series 2025-NQM2, Class A3, 6.01%, due 4/25/2070	4,994,863 (d)
2,542,000	Series 2025-NQM2, Class M1, 6.33%, due 4/25/2070	2,551,896 (d)(e)
Government National Mortgage Association REMIC
3,922,380	Series 2015-187, Class AI, 4.50%, due 12/20/2045	807,678 (f)
6,808,256	Series 2020-86, Class WK, 1.00%, due 6/20/2050	5,164,384
6,743,732	Series 2020-112, Class KA, 1.00%, due 8/20/2050	5,085,447
7,512,129	Series 2020-151, Class MI, 2.50%, due 10/20/2050	1,085,563 (f)
5,989,239	Series 2021-103, Class HE, 2.00%, due 6/20/2051	4,919,440
6,189,966	Series 2021-119, Class NC, 1.50%, due 7/20/2051	5,069,020
17,489,070	Series 2021-139, Class IE, 3.50%, due 8/20/2051	3,238,477 (f)
12,939,174	Series 2021-177, Class IG, 3.50%, due 10/20/2051	1,841,080 (f)
9,384,860	Series 2022-29, Class PI, 3.50%, due 2/20/2052	1,202,523 (f)
4,120,127	Series 2024-61, Class FA, (30 day USD SOFR Average + 1.15%), 5.50%, due 4/20/2054	4,115,809 (g)
10,779,386	Series 2025-4, Class FY, (30 day USD SOFR Average + 1.60%), 5.95%, due 1/20/2055	10,878,599 (g)
JP Morgan Mortgage Trust
1,603,044	Series 2024-2, Class A6A, 6.00%, due 8/25/2054	1,598,273 (d)(e)
884,001	Series 2025-2, Class A4, 6.00%, due 7/25/2055	890,671 (d)(e)
5,129,161	Series 2025-2, Class A9A, 6.00%, due 7/25/2055	5,131,964 (d)(e)
1,970,000	Series 2025-NQM3, Class M1A, 5.97%, due 11/25/2065	1,964,393 (d)(e)
14,219,000	LHOME Mortgage Trust, Series 2024-RTL4, Class A1, 5.92%, due 7/25/2039	14,244,037 (d)
Morgan Stanley Residential Mortgage Loan Trust
966,191	Series 2024-2, Class A5, 6.00%, due 3/25/2054	965,660 (d)(e)
1,751,492	Series 2024-3, Class A2, 6.00%, due 7/25/2054	1,752,990 (d)(e)
2,984,118	Series 2024-NQM3, Class A3, 5.40%, due 7/25/2069	2,960,387 (d)
2,195,000	Series 2024-NQM3, Class M1, 5.61%, due 7/25/2069	2,166,661 (d)(e)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
$6,705,613	Series 2024-NQM5, Class A1, 5.65%, due 10/25/2069	$6,729,377 (d)(e)
2,258,012	Series 2024-NQM5, Class A3, 6.00%, due 10/25/2069	2,260,094 (d)
1,384,000	Series 2024-NQM5, Class M1, 6.52%, due 10/25/2069	1,395,370 (d)(e)
New Residential Mortgage Loan Trust
7,627,000	Series 2024-RTL2, Class A1, 5.44%, due 9/25/2039	7,597,082 (d)
2,796,000	Series 2025-NQM3, Class M1, 6.32%, due 5/25/2065	2,810,753 (d)(e)
5,129,000	Series 2025-NQM4, Class A3, 5.81%, due 7/25/2065	5,120,873 (d)
1,496,000	Series 2025-NQM4, Class M1, 6.08%, due 7/25/2065	1,493,709 (d)(e)
8,364,316	NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, 6.55%, due 3/25/2032	8,345,171 (d)
NYMT Loan Trust
2,668,392	Series 2024-INV1, Class A1, 5.38%, due 6/25/2069	2,660,010 (d)(e)
5,327,557	Series 2024-INV1, Class A3, 5.83%, due 6/25/2069	5,330,530 (d)
OBX Trust
6,041,734	Series 2025-NQM7, Class A3, 5.86%, due 5/25/2055	6,063,972 (d)
6,768,461	Series 2021-NQM4, Class A1, 1.96%, due 10/25/2061	5,698,678 (d)(e)
2,700,510	Series 2024-NQM14, Class A2, 5.20%, due 9/25/2064	2,676,823 (d)
5,090,000	Series 2024-NQM14, Class M1, 5.58%, due 9/25/2064	5,031,765 (d)(e)
2,349,833	Series 2025-NQM10, Class A3, 5.71%, due 5/25/2065	2,355,552 (d)
3,015,000	Series 2025-NQM10, Class M1, 6.04%, due 5/25/2065	3,016,449 (d)(e)
Sequoia Mortgage Trust
5,850,881	Series 2024-4, Class A10, 6.00%, due 5/25/2054	5,851,778 (d)(e)
1,923,226	Series 2024-7, Class A12, 5.50%, due 8/25/2054	1,914,580 (d)(e)
9,624,901	SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, due 12/25/2061	8,227,727 (d)(e)
18,458,394	Starwood Mortgage Residential Trust, Series 2021-5, Class A1, 1.92%, due 9/25/2066	15,497,889 (d)(e)
4,789,554	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	4,559,334 (d)
Verus Securitization Trust
17,093,089	Series 2021-6, Class A1, 1.63%, due 10/25/2066	14,837,157 (d)(e)
4,396,057	Series 2021-6, Class A3, 1.89%, due 10/25/2066	3,823,134 (d)(e)
2,479,030	Series 2022-4, Class A3, 4.74%, due 4/25/2067	2,392,593 (d)(e)
2,675,820	Series 2024-5, Class A1, 6.19%, due 6/25/2069	2,691,732 (d)
3,124,749	Series 2024-5, Class A2, 6.45%, due 6/25/2069	3,148,903 (d)
5,994,670	Series 2024-7, Class A1, 5.10%, due 9/25/2069	5,949,832 (d)(e)
4,151,021	Series 2024-7, Class A3, 5.40%, due 9/25/2069	4,116,974 (d)
958,189	Series 2024-8, Class A2, 5.62%, due 10/25/2069	954,541 (d)
5,255,000	Series 2024-8, Class M1, 5.99%, due 10/25/2069	5,247,565 (d)(e)
3,908,839	Series 2025-4, Class A3, 5.75%, due 5/25/2070	3,902,178 (d)
1,733,000	Series 2025-4, Class M1, 6.30%, due 5/25/2070	1,746,846 (d)(e)
4,975,000	Series 2025-3, Class M1, 6.65%, due 5/25/2070	5,055,495 (d)(e)
10,100,000	Series 2025-6, Class A3, 5.72%, due 7/25/2070	10,084,795 (d)
936,959,566
Commercial Mortgage-Backed 7.8%
6,290,000	1211 Avenue of the Americas Trust, Series 2015-1211, Class B, 4.09%, due 8/10/2035	5,971,962 (d)(e)
1,342,000	ALA Trust, Series 2025-OANA, Class D, (1 mo. USD Term SOFR + 3.09%), 7.43%, due 6/15/2040	1,349,549 (d)(g)
4,725,000	BAMLL Trust, Series 2024-BHP, Class B, (1 mo. USD Term SOFR + 2.90%), 7.24%, due 8/15/2039	4,747,064 (d)(g)
BANK
5,302,000	Series 2019-BN17, Class C, 4.51%, due 4/15/2052	4,941,762 (e)
1,376,000	Series 2021-BN38, Class C, 3.22%, due 12/15/2064	1,131,661 (e)
BANK5
2,647,000	Series 2024-5YR5, Class B, 6.54%, due 2/15/2029	2,730,550 (e)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
$2,138,000	Series 2023-5YR3, Class C, 7.32%, due 9/15/2056	$2,220,580 (e)
1,700,000	Series 2024-5YR7, Class D, 4.00%, due 6/15/2057	1,495,149 (d)
3,843,000	Series 2024-5YR7, Class B, 6.94%, due 6/15/2057	4,031,116
3,039,000	Series 2024-5YR12, Class C, 6.30%, due 12/15/2057	3,115,101 (e)
3,236,000	Barclays Commercial Mortgage Trust, Series 2019-C5, Class C, 3.71%, due 11/15/2052	2,851,559
BBCMS Mortgage Trust
2,570,000	Series 2018-TALL, Class A, (1 mo. USD Term SOFR + 0.92%), 5.26%, due 3/15/2037	2,441,930 (d)(g)
3,623,000	Series 2018-TALL, Class B, (1 mo. USD Term SOFR + 1.17%), 5.51%, due 3/15/2037	3,370,227 (d)(g)
91,888,378	Series 2021-C11, Class XA, 1.35%, due 9/15/2054	5,096,083 (e)(f)
32,855,853	Series 2022-C17, Class XA, 1.15%, due 9/15/2055	2,127,673 (e)(f)
2,167,000	Series 2024-5C31, Class C, 5.76%, due 12/15/2057	2,161,156 (e)
Benchmark Mortgage Trust
1,600,000	Series 2020-B16, Class C, 3.64%, due 2/15/2053	1,297,713 (e)
257,000	Series 2020-B17, Class B, 2.92%, due 3/15/2053	216,317
46,913,592	Series 2021-B30, Class XA, 0.80%, due 11/15/2054	1,839,824 (e)(f)
2,077,000	Series 2023-B40, Class C, 7.41%, due 12/15/2056	2,166,415 (e)
1,509,000	Series 2024-V5, Class C, 6.97%, due 1/10/2057	1,555,141 (e)
1,759,000	Series 2024-V6, Class D, 4.00%, due 3/15/2057	1,564,269
2,222,000	Series 2024-V6, Class C, 6.67%, due 3/15/2057	2,272,576
BLP Commercial Mortgage Trust
7,977,000	Series 2025-IND, Class A, (1 mo. USD Term SOFR + 1.20%), 5.54%, due 3/15/2042	7,962,019 (d)(g)
1,832,000	Series 2025-IND, Class C, (1 mo. USD Term SOFR + 1.80%), 6.14%, due 3/15/2042	1,825,937 (d)(g)
BMO Mortgage Trust
1,346,000	Series 2024-5C3, Class B, 6.56%, due 2/15/2057	1,381,941 (e)
2,250,000	Series 2024-5C3, Class C, 6.86%, due 2/15/2057	2,293,734 (e)
1,305,000	Series 2024-5C8, Class C, 5.74%, due 12/15/2057	1,291,098 (e)
1,875,000	Series 2025-5C10, Class D, 4.50%, due 5/15/2058	1,648,741 (d)
1,892,312	BWAY Mortgage Trust, Series 2013-1515, Class A2, 3.45%, due 3/10/2033	1,801,832 (d)
BX Commercial Mortgage Trust
4,984,382	Series 2024-KING, Class C, (1 mo. USD Term SOFR + 1.94%), 6.28%, due 5/15/2034	4,984,382 (d)(g)
5,704,896	Series 2024-KING, Class D, (1 mo. USD Term SOFR + 2.49%), 6.83%, due 5/15/2034	5,708,455 (d)(g)
968,828	Series 2021-VOLT, Class A, (1 mo. USD Term SOFR + 0.81%), 5.16%, due 9/15/2036	967,012 (d)(g)
615,034	Series 2021-VOLT, Class D, (1 mo. USD Term SOFR + 1.76%), 6.11%, due 9/15/2036	613,139 (d)(g)
4,844,141	Series 2021-VOLT, Class E, (1 mo. USD Term SOFR + 2.11%), 6.46%, due 9/15/2036	4,833,573 (d)(g)
9,482,890	Series 2021-VOLT, Class F, (1 mo. USD Term SOFR + 2.51%), 6.86%, due 9/15/2036	9,459,247 (d)(g)
425,904	Series 2024-MF, Class C, (1 mo. USD Term SOFR + 1.94%), 6.28%, due 2/15/2039	426,968 (d)(g)
2,407,196	Series 2024-XL4, Class C, (1 mo. USD Term SOFR + 2.19%), 6.53%, due 2/15/2039	2,414,719 (d)(g)
7,161,556	Series 2024-MF, Class D, (1 mo. USD Term SOFR + 2.69%), 7.03%, due 2/15/2039	7,181,698 (d)(g)
2,040,625	Series 2023-XL3, Class D, (1 mo. USD Term SOFR + 3.59%), 7.93%, due 12/9/2040	2,046,364 (d)(g)
6,131,171	Series 2024-XL5, Class D, (1 mo. USD Term SOFR + 2.69%), 7.03%, due 3/15/2041	6,146,499 (d)(g)
1,000,000	Series 2024-GPA2, Class A, (1 mo. USD Term SOFR + 1.54%), 5.88%, due 11/15/2041	1,002,500 (d)(g)
7,230,000	Series 2024-GPA2, Class C, (1 mo. USD Term SOFR + 2.19%), 6.53%, due 11/15/2041	7,252,594 (d)(g)
BX Trust
9,937,000	Series 2024-VLT4, Class E, (1 mo. USD Term SOFR + 2.89%), 7.23%, due 7/15/2029	9,899,736 (d)(g)
996,115	Series 2025-ROIC, Class A, (1 mo. USD Term SOFR + 1.14%), 5.49%, due 3/15/2030	994,247 (d)(g)
13,461,498	Series 2025-ROIC, Class D, (1 mo. USD Term SOFR + 1.99%), 6.33%, due 3/15/2030	13,360,537 (d)(g)
793,182	Series 2021-LBA, Class AV, (1 mo. USD Term SOFR + 0.91%), 5.26%, due 2/15/2036	792,939 (d)(g)
9,726,000	Series 2024-BIO, Class C, (1 mo. USD Term SOFR + 2.64%), 6.98%, due 2/15/2041	9,701,685 (d)(g)
1,320,000	Series 2019-OC11, Class C, 3.86%, due 12/9/2041	1,237,241 (d)
5,000,000	Series 2019-OC11, Class E, 3.94%, due 12/9/2041	4,566,981 (d)(e)
7,275,000	Series 2025-GW, Class D, (1 mo. USD Term SOFR + 2.75%), 7.09%, due 7/15/2042	7,293,187 (d)(g)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
$273,000	Series 2025-VLT7, Class C, (1 mo. USD Term SOFR + 2.35%), 6.65%, due 7/15/2044	$273,768 (d)(g)
9,761,000	Series 2025-VLT7, Class D, (1 mo. USD Term SOFR + 3.25%), 7.55%, due 7/15/2044	9,797,589 (d)(g)
12,431,000	Series 2025-LIFE, Class A, 5.88%, due 6/13/2047	12,515,576 (d)(e)
7,600,000	BXP Trust, Series 2017-GM, Class C, 3.42%, due 6/13/2039	7,222,249 (d)(e)
CHI Commercial Mortgage Trust
4,092,000	Series 2025-SFT, Class B, 5.87%, due 4/15/2042	4,162,053 (d)(e)
1,835,000	Series 2025-SFT, Class C, 6.60%, due 4/15/2042	1,876,802 (d)(e)
Citigroup Commercial Mortgage Trust
2,425,000	Series 2023-PRM3, Class C, 6.36%, due 7/10/2028	2,478,254 (d)(e)
2,776,000	Series 2023-SMRT, Class C, 5.85%, due 10/12/2040	2,794,172 (d)(e)
894,000	Series 2017-P8, Class C, 4.25%, due 9/15/2050	686,312 (e)
COMM Mortgage Trust
572,000	Series 2025-167G, Class E, 8.47%, due 8/10/2040	569,710 (d)(e)
3,733,000	Series 2024-CBM, Class D, 7.93%, due 12/10/2041	3,825,050 (d)(e)
5,507,000	Series 2024-277P, Class B, 7.00%, due 8/10/2044	5,832,451 (d)(e)
1,100,766	Series 2014-UBS3, Class XA, 0.61%, due 6/10/2047	11 (e)(f)
CONE Trust
3,816,000	Series 2024-DFW1, Class A, (1 mo. USD Term SOFR + 1.64%), 5.98%, due 8/15/2041	3,813,619 (d)(g)
2,900,000	Series 2024-DFW1, Class D, (1 mo. USD Term SOFR + 3.04%), 7.38%, due 8/15/2041	2,892,631 (d)(g)
2,572,700	CSAIL Commercial Mortgage Trust, Series 2015-C2, Class XA, 0.24%, due 6/15/2057	26 (e)(f)
Eleven Madison Trust Mortgage Trust
5,646,000	Series 2015-11MD, Class A, 3.55%, due 9/10/2035	5,592,925 (d)(e)
2,433,000	Series 2015-11MD, Class D, 3.55%, due 9/10/2035	2,324,974 (d)(e)
ELM Trust
6,141,000	Series 2024-ELM, Class D10, 6.63%, due 6/10/2039	6,153,210 (d)(e)
3,950,000	Series 2024-ELM, Class D15, 6.67%, due 6/10/2039	3,958,496 (d)(e)
4,464,000	Fashion Show Mall LLC, Series 2024-SHOW, Class C, 6.07%, due 10/10/2041	4,450,808 (d)(e)
Federal Home Loan Mortgage Corp. Multiclass Certificates
61,820,000	Series 2020-RR03, Class X1, 1.71%, due 7/27/2028	2,560,553 (f)
27,400,000	Series 2020-RR02, Class DX, 1.82%, due 9/27/2028	1,285,668 (e)(f)
65,436,000	Series 2020-RR04, Class X, 2.13%, due 2/27/2029	3,697,311 (e)(f)
18,835,000	Series 2020-RR02, Class CX, 1.27%, due 3/27/2029	716,762 (e)(f)
2,658,538	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2024-MN8, Class M1, (30 day USD SOFR Average + 2.85%), 7.20%, due 5/25/2044	2,688,278 (d)(g)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
70,984,000	Series K083, Class XAM, 0.05%, due 10/25/2028	221,009 (e)(f)
77,922,000	Series K085, Class XAM, 0.06%, due 10/25/2028	237,584 (e)(f)
4,982,000	Great Wolf Trust, Series 2024-WOLF, Class D, (1 mo. USD Term SOFR + 2.89%), 7.23%, due 3/15/2039	5,005,353 (d)(g)
GS Mortgage Securities Trust
23,692	Series 2011-GC5, Class XA, 0.00%, due 8/10/2044	15 (d)(e)(f)
2,028,000	Series 2015-GS1, Class AS, 4.04%, due 11/10/2048	1,966,572 (e)
3,237,000	Series 2016-GS2, Class C, 4.70%, due 5/10/2049	3,133,814 (e)
364,376	Series 2015-GC30, Class XA, 0.25%, due 5/10/2050	4 (e)(f)
2,360,000	Series 2019-GC42, Class B, 3.36%, due 9/10/2052	2,104,120
3,284,000	Series 2019-GC42, Class C, 3.70%, due 9/10/2052	2,767,605 (e)
Hilton USA Trust
1,534,500	Series 2016-HHV, Class C, 4.19%, due 11/5/2038	1,508,688 (d)(e)
3,000,000	Series 2016-HHV, Class E, 4.19%, due 11/5/2038	2,926,321 (d)(e)
1,000,000	Series 2016-HHV, Class B, 4.19%, due 11/5/2038	986,725 (d)(e)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
Hudson Yards Mortgage Trust
$1,035,000	Series 2016-10HY, Class A, 2.84%, due 8/10/2038	$1,009,737 (d)
1,691,058	Series 2016-10HY, Class C, 2.98%, due 8/10/2038	1,643,030 (d)(e)
2,846,000	Series 2025-SPRL, Class C, 5.95%, due 1/13/2040	2,916,921 (d)(e)
2,357,000	Series 2025-SPRL, Class D, 6.34%, due 1/13/2040	2,429,794 (d)(e)
1,366,000	Series 2025-SPRL, Class E, 6.68%, due 1/13/2040	1,406,200 (d)(e)
6,413,000	INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1 mo. USD Term SOFR + 2.25%), 6.59%, due 3/15/2042	6,396,975 (d)(g)
IP Mortgage Trust
2,816,000	Series 2025-IP, Class A, 5.25%, due 6/10/2042	2,835,996 (d)(e)
3,899,000	Series 2025-IP, Class D, 6.31%, due 6/10/2042	3,914,506 (d)(e)
3,277,000	Series 2025-IP, Class E, 6.85%, due 6/10/2042	3,283,165 (d)(e)
8,722,000	IRV Trust, Series 2025-200P, Class C, 5.73%, due 3/14/2047	8,609,751 (d)(e)
JP Morgan Chase Commercial Mortgage Securities Trust
800,000	Series 2016-NINE, Class A, 2.85%, due 9/6/2038	781,323 (d)(e)
6,038,000	Series 2022-OPO, Class D, 3.45%, due 1/5/2039	5,006,266 (d)(e)
346,000	Series 2022-OPO, Class C, 3.45%, due 1/5/2039	294,203 (d)(e)
Manhattan West Mortgage Trust
7,703,000	Series 2020-1MW, Class D, 2.33%, due 9/10/2039	7,130,235 (d)(e)
6,402,000	Series 2020-1MW, Class C, 2.33%, due 9/10/2039	5,985,563 (d)(e)
4,677,000	MED Commercial Mortgage Trust, Series 2024-MOB, Class C, (1 mo. USD Term SOFR + 2.29%), 6.63%, due 5/15/2041	4,629,564 (d)(g)
Morgan Stanley Bank of America Merrill Lynch Trust
1,341,000	Series 2017-C33, Class C, 4.56%, due 5/15/2050	1,229,302 (e)
5,156,000	Series 2025-5C1, Class C, 6.64%, due 3/15/2058	5,300,625 (e)
5,820,000	Series 2025-C35, Class C, 6.35%, due 8/15/2058	5,914,910 (h)
Morgan Stanley Capital I Trust
1,291,000	Series 2017-H1, Class B, 4.08%, due 6/15/2050	1,236,216
2,504,550	Series 2017-H1, Class C, 4.28%, due 6/15/2050	2,319,902 (e)
2,136,000	Series 2018-H4, Class C, 5.05%, due 12/15/2051	1,949,825 (e)
MSWF Commercial Mortgage Trust
2,302,000	Series 2023-1, Class C, 6.68%, due 5/15/2056	2,354,390 (e)
1,812,000	Series 2023-2, Class C, 7.02%, due 12/15/2056	1,879,325 (e)
2,420,000	NXPT Commercial Mortgage Trust, Series 2024-STOR, Class C, 4.98%, due 11/5/2041	2,389,685 (d)(e)
1,870,000	NY Commercial Mortgage Trust, Series 2025-299P, Class C, 6.17%, due 2/10/2047	1,895,709 (d)(e)
NYC Commercial Mortgage Trust
732,000	Series 2025-3BP, Class A, (1 mo. USD Term SOFR + 1.21%), 5.55%, due 2/15/2042	728,300 (d)(g)
4,651,000	Series 2025-3BP, Class C, (1 mo. USD Term SOFR + 1.89%), 6.23%, due 2/15/2042	4,637,926 (d)(g)
5,166,000	Series 2025-3BP, Class D, (1 mo. USD Term SOFR + 2.44%), 6.78%, due 2/15/2042	5,136,180 (d)(g)
One Market Plaza Trust
2,585,000	Series 2017-1MKT, Class B, 3.85%, due 2/10/2032	2,435,568 (d)
2,807,000	Series 2017-1MKT, Class C, 4.02%, due 2/10/2032	2,609,719 (d)
ONE Mortgage Trust
1,537,000	Series 2021-PARK, Class D, (1 mo. USD Term SOFR + 1.61%), 5.96%, due 3/15/2036	1,453,254 (d)(g)
4,391,000	Series 2021-PARK, Class E, (1 mo. USD Term SOFR + 1.86%), 6.21%, due 3/15/2036	4,052,952 (d)(g)
6,725,000	ONNI Commercial Mortgage Trust, Series 2024-APT, Class C, 6.43%, due 7/15/2039	6,857,267 (d)(e)
476,114	OPEN Trust, Series 2023-AIR, Class A, (1 mo. USD Term SOFR + 3.09%), 7.43%, due 11/15/2040	476,412 (d)(g)
ORL Trust
1,000,000	Series 2024-GLKS, Class A, (1 mo. USD Term SOFR + 1.49%), 5.83%, due 12/15/2039	1,000,886 (d)(g)
5,189,000	Series 2024-GLKS, Class D, (1 mo. USD Term SOFR + 2.79%), 7.13%, due 12/15/2039	5,192,243 (d)(g)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
$9,430,000	PRM Trust, Series 2025-PRM6, Class E, 6.58%, due 7/5/2033	$9,355,980 (d)(e)
14,793,000	ROCK Trust, Series 2024-CNTR, Class D, 7.11%, due 11/13/2041	15,343,277 (d)
9,192,000	SDAL Trust, Series 2025-DAL, Class C, (1 mo. USD Term SOFR + 3.94%), 8.28%, due 4/15/2042	9,176,886 (d)(g)
	SFO Commercial Mortgage Trust
2,741,000	Series 2021-555, Class A, (1 mo. USD Term SOFR + 1.26%), 5.61%, due 5/15/2038	2,727,551 (d)(g)
4,440,000	Series 2021-555, Class B, (1 mo. USD Term SOFR + 1.61%), 5.96%, due 5/15/2038	4,406,700 (d)(g)
3,071,000	Series 2021-555, Class C, (1 mo. USD Term SOFR + 1.91%), 6.26%, due 5/15/2038	3,048,102 (d)(g)
5,338,000	Series 2021-555, Class D, (1 mo. USD Term SOFR + 2.51%), 6.86%, due 5/15/2038	5,298,198 (d)(g)
	TCO Commercial Mortgage Trust
7,404,000	Series 2024-DPM, Class B, (1 mo. USD Term SOFR + 1.59%), 5.93%, due 12/15/2039	7,394,764 (d)(g)
3,121,000	Series 2024-DPM, Class C, (1 mo. USD Term SOFR + 1.99%), 6.33%, due 12/15/2039	3,128,802 (d)(g)
3,577,000	TEXAS Commercial Mortgage Trust, Series 2025-TWR, Class A, (1 mo. USD Term SOFR + 1.29%), 5.64%, due 4/15/2042	3,577,000 (d)(g)
9,331,000	TRTX Issuer Ltd., Series 2025-FL6, Class A, (1 mo. USD Term SOFR + 1.54%), 5.89%, due 9/18/2042	9,307,686 (d)(g)
	U.S. Bank NA
5,267,860	Series 2025-SUP1, Class C, (30 day USD SOFR Average + 1.90%), 6.25%, due 2/25/2032	5,244,595 (d)(g)
3,949,849	Series 2025-SUP1, Class D, (30 day USD SOFR Average + 2.70%), 7.05%, due 2/25/2032	3,936,594 (d)(g)
	Wells Fargo Commercial Mortgage Trust
3,709,000	Series 2024-1CHI, Class C, 6.23%, due 7/15/2035	3,722,013 (d)(e)
2,914,000	Series 2024-1CHI, Class D, 6.71%, due 7/15/2035	2,928,844 (d)(e)
1,730,000	Series 2016-NXS6, Class C, 4.34%, due 11/15/2049	1,648,508 (e)
5,525,000	Series 2017-C39, Class C, 4.12%, due 9/15/2050	4,919,455
5,086,000	Series 2025-5C3, Class C, 6.23%, due 1/15/2058	5,136,250 (e)
	WF-RBS Commercial Mortgage Trust
102,868,000	Series 2013-C14, Class XB, 0.00%, due 6/15/2046	1,029 (e)(f)
1,641,217	Series 2014-C22, Class XA, 0.25%, due 9/15/2057	305 (e)(f)
		512,437,814
Federal Home Loan Mortgage Corp. 4.0%
	Pass-Through Certificates
13,551,713	2.50%, due 9/1/2051 - 4/1/2052	11,146,196
24,648,890	3.00%, due 11/1/2050 - 8/1/2052	21,153,809
21,540,088	3.50%, due 6/1/2052 - 8/1/2053	19,291,615
14,877,626	4.00%, due 9/1/2052 - 12/1/2052	13,771,944
10,012,939	4.50%, due 8/1/2052 - 1/1/2054	9,518,951
41,944,871	5.00%, due 10/1/2052 - 1/1/2055	40,967,831
62,965,213	5.50%, due 11/1/2052 - 5/1/2055	62,852,239
81,442,142	6.00%, due 12/1/2052 - 8/1/2054	82,832,486
		261,535,071
Federal National Mortgage Association 6.5%
	Pass-Through Certificates
31,831,724	2.50%, due 9/1/2051 - 7/1/2053	26,258,562
62,043,595	3.00%, due 6/1/2050 - 7/1/2052	53,290,360
45,872,325	3.50%, due 8/1/2051 - 7/1/2052	41,202,923
13,551,074	4.00%, due 2/1/2052 - 6/1/2052	12,532,115
39,673,771	4.50%, due 7/1/2052 - 8/1/2053	37,704,369
51,497,290	5.00%, due 8/1/2052 - 1/1/2055	50,357,975
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Federal National Mortgage Association – cont'd
$86,152,297	5.50%, due 12/1/2052 - 1/1/2055	$85,994,194
117,738,521	6.00%, due 1/1/2053 - 7/1/2055	119,775,628
427,116,126
Government National Mortgage Association 2.6%
Pass-Through Certificates
211	7.00%, due 8/15/2032	220
70,435,000	5.00%, TBA, 30 Year Maturity	68,733,704 (i)
78,290,000	5.50%, TBA, 30 Year Maturity	78,078,697 (i)
20,495,000	6.00%, TBA, 30 Year Maturity	20,769,592 (i)
167,582,213
Uniform Mortgage-Backed Securities 13.2%
Pass-Through Certificates
141,560,000	2.50%, TBA, 30 Year Maturity	115,969,617 (i)
68,750,000	3.50%, TBA, 30 Year Maturity	61,409,442 (i)
195,420,000	4.00%, TBA, 30 Year Maturity	180,217,336 (i)
121,125,000	4.50%, TBA, 30 Year Maturity	114,886,305 (i)
113,950,000	5.00%, TBA, 30 Year Maturity	110,895,876 (i)
210,950,000	5.50%, TBA, 30 Year Maturity	209,833,178 (i)
64,570,000	6.00%, TBA, 30 Year Maturity	65,457,887 (i)
858,669,641
Total Mortgage-Backed Securities (Cost $3,194,210,690)		3,164,300,431
Asset-Backed Securities 11.6%
Automobiles 2.1%
Ally Bank Auto Credit-Linked Notes
1,072,083	Series 2024-A, Class C, 6.02%, due 5/17/2032	1,082,853 (d)
525,704	Series 2024-A, Class D, 6.32%, due 5/17/2032	531,321 (d)
1,594,834	Series 2024-A, Class E, 7.92%, due 5/17/2032	1,627,621 (d)
558,208	Series 2024-B, Class C, 5.22%, due 9/15/2032	558,308 (d)
2,354,493	Series 2024-B, Class E, 6.68%, due 9/15/2032	2,368,704 (d)
Avis Budget Rental Car Funding AESOP LLC
2,220,000	Series 2022-5A, Class C, 6.24%, due 4/20/2027	2,224,650 (d)
3,423,000	Series 2023-1A, Class C, 6.23%, due 4/20/2029	3,474,617 (d)
3,130,000	Series 2023-8A, Class B, 6.66%, due 2/20/2030	3,277,954 (d)
3,636,000	Series 2024-1A, Class C, 6.48%, due 6/20/2030	3,742,969 (d)
2,920,000	Series 2025-2A, Class B, 5.51%, due 8/20/2031	2,944,281 (d)
1,766,000	Series 2025-2A, Class C, 6.24%, due 8/20/2031	1,810,046 (d)
1,620,788	Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class C, (30 day USD SOFR Average + 1.50%), 5.85%, due 12/26/2031	1,626,999 (d)(g)
394,022	BMW Vehicle Lease Trust, Series 2024-2, Class A2B, (30 day USD SOFR Average + 0.42%), 4.77%, due 1/25/2027	394,212 (g)
96,750	BofA Auto Trust, Series 2024-1A, Class A2, 5.57%, due 12/15/2026	96,834 (d)
202,975	Capital One Prime Auto Receivables Trust, Series 2024-1, Class A2B, (30 day USD SOFR Average + 0.32%), 4.66%, due 10/15/2027	202,974 (g)
201,226	CarMax Auto Owner Trust, Series 2024-4, Class A2B, (30 day USD SOFR Average + 0.45%), 4.79%, due 12/15/2027	201,362 (g)
350,718	Chase Auto Credit Linked Notes, Series 2025-1, Class B, 4.75%, due 2/25/2033	351,118 (d)
123,511	Citizens Auto Receivables Trust, Series 2024-2, Class A2A, 5.54%, due 11/16/2026	123,602 (d)
14,653,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49%, due 5/15/2031	14,821,839
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Automobiles – cont'd
$4,656,000	Exeter Select Automobile Receivables Trust, Series 2025-2, Class C, 4.91%, due 12/15/2031	$4,640,928
2,477,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.59%, due 6/15/2027	2,428,496 (d)
258,515	Ford Credit Auto Lease Trust, Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.40%), 4.74%, due 2/15/2027	258,624 (g)
Ford Credit Auto Owner Trust
437,580	Series 2024-C, Class A2B, (30 day USD SOFR Average + 0.40%), 4.74%, due 8/15/2027	437,761 (g)
290,000	Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.41%), 4.75%, due 12/15/2027	289,865 (g)
GLS Auto Receivables Issuer Trust
334,000	Series 2025-2A, Class A3, 4.75%, due 1/16/2029	334,587 (d)
2,746,000	Series 2024-1A, Class D, 5.95%, due 12/17/2029	2,789,076 (d)
3,479,000	Series 2025-2A, Class D, 5.59%, due 1/15/2031	3,533,357 (d)
GLS Auto Select Receivables Trust
46,000	Series 2025-3A, Class A2, 4.46%, due 10/15/2030	45,953 (d)
1,900,000	Series 2024-4A, Class C, 4.75%, due 11/15/2030	1,899,892 (d)
2,771,000	Series 2024-4A, Class D, 5.28%, due 10/15/2031	2,799,786 (d)
417,517	GM Financial Automobile Leasing Trust, Series 2024-3, Class A2B, (30 day USD SOFR Average + 0.47%), 4.82%, due 1/20/2027	417,691 (g)
396,290	GM Financial Consumer Automobile Receivables Trust, Series 2024-4, Class A2B, (30 day USD SOFR Average + 0.40%), 4.74%, due 10/18/2027	396,474 (g)
Harley-Davidson Motorcycle Trust
29,589	Series 2024-A, Class A2, 5.65%, due 2/16/2027	29,618
235,000	Series 2025-A, Class A2A, 4.71%, due 7/17/2028	235,341
Huntington Bank Auto Credit-Linked Notes
5,202,207	Series 2024-1, Class B1, 6.15%, due 5/20/2032	5,267,766 (d)
642,088	Series 2024-2, Class B2, (30 day USD SOFR Average + 1.35%), 5.70%, due 10/20/2032	645,270 (d)(g)
1,644,276	Series 2024-2, Class C, (30 day USD SOFR Average + 2.60%), 6.95%, due 10/20/2032	1,650,596 (d)(g)
Hyundai Auto Receivables Trust
43,088	Series 2023-C, Class A2A, 5.80%, due 1/15/2027	43,115
444,816	Series 2024-C, Class A2B, (30 day USD SOFR Average + 0.40%), 4.74%, due 9/15/2027	445,029 (g)
292,000	Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.34%), 4.68%, due 12/15/2027	292,073 (g)
Mercedes-Benz Auto Lease Trust
274,779	Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.44%), 4.78%, due 12/15/2026	274,875 (g)
189,156	Series 2024-A, Class A2B, (30 day USD SOFR Average + 0.42%), 4.76%, due 2/16/2027	189,190 (g)
463,518	Nissan Auto Receivables Owner Trust, Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.38%), 4.72%, due 6/15/2027	463,748 (g)
301,735	Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A2B, (30 day USD SOFR Average + 0.28%), 4.63%, due 1/24/2028	301,661 (d)(g)
325,177	Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A2B, (30 day USD SOFR Average + 0.44%), 4.79%, due 12/21/2026	325,286 (d)(g)
7,355,000	Prestige Auto Receivables Trust, Series 2021-1A, Class D, 2.08%, due 2/15/2028	7,215,612 (d)
Santander Drive Auto Receivables Trust
2,132,000	Series 2024-1, Class C, 5.45%, due 3/15/2030	2,157,835
15,813,000	Series 2025-1, Class D, 5.43%, due 3/17/2031	15,967,553
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Automobiles – cont'd
SCCU Auto Receivables Trust
$55,765	Series 2024-1A, Class A2, 5.45%, due 12/15/2027	$55,862 (d)
3,760,000	Series 2025-1A, Class A4, 4.68%, due 9/15/2031	3,755,649 (d)
3,422,000	Series 2025-1A, Class B, 4.78%, due 12/15/2031	3,415,662 (d)
2,214,000	Series 2025-1A, Class C, 5.08%, due 2/17/2032	2,208,989 (d)
SFS Auto Receivables Securitization Trust
199,444	Series 2024-2A, Class A2, 5.71%, due 10/20/2027	199,770 (d)
4,009,000	Series 2024-1A, Class C, 5.51%, due 1/20/2032	4,075,525 (d)
158,636	Tesla Auto Lease Trust, Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.59%), 4.94%, due 1/20/2027	158,706 (d)(g)
Toyota Auto Receivables Owner Trust
53,946	Series 2023-D, Class A2A, 5.80%, due 11/16/2026	53,989
388,932	Series 2024-D, Class A2B, (30 day USD SOFR Average + 0.39%), 4.73%, due 8/16/2027	389,042 (g)
542,944	Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.33%), 4.67%, due 11/15/2027	543,023 (g)
2,399,753	U.S. Bank NA, Series 2023-1, Class B, 6.79%, due 8/25/2032	2,425,251 (d)
265,183	Volkswagen Auto Lease Trust, Series 2024-A, Class A2B, (30 day USD SOFR Average + 0.47%), 4.82%, due 12/21/2026	265,264 (g)
Volkswagen Auto Loan Enhanced Trust
238,043	Series 2024-1, Class A2B, (30 day USD SOFR Average + 0.36%), 4.71%, due 11/22/2027	237,993 (g)
290,000	Series 2025-1, Class A2B, (30 day USD SOFR Average + 0.44%), 4.79%, due 1/20/2028	290,172 (g)
Westlake Automobile Receivables Trust
7,858,000	Series 2025-1A, Class D, 5.54%, due 11/15/2030	7,953,552 (d)
6,439,000	Series 2025-2A, Class C, 4.85%, due 1/15/2031	6,448,931 (d)
9,527,000	Series 2025-2A, Class D, 5.08%, due 5/15/2031	9,529,125 (d)
World Omni Auto Receivables Trust
359,338	Series 2024-C, Class A2A, 4.78%, due 1/18/2028	359,420
560,364	Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.33%), 4.67%, due 4/17/2028	560,304 (g)
292,000	World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.39%), 4.73%, due 12/15/2027	292,262 (g)
140,457,813
Credit Card 0.0%‡
2,170,000	BA Credit Card Trust, Series 2023-A1, Class A1, 4.79%, due 5/15/2028	2,176,183
275,000	Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, (1 mo. USD Term SOFR + 0.88%), 5.23%, due 5/14/2029	277,667 (g)
560,000	Evergreen Credit Card Trust, Series 2024-1A, Class A, (Secured Overnight Financing Rate + 0.68%), 5.01%, due 7/15/2028	560,593 (d)(g)
275,000	Trillium Credit Card Trust II, Series 2024-1A, Class A, (Secured Overnight Financing Rate + 0.75%), 5.08%, due 12/26/2028	275,390 (d)(g)
3,289,833
Home Equity 0.6%
JP Morgan Mortgage Trust
1,723,592	Series 2023-HE2, Class M1, (30 day USD SOFR Average + 2.25%), 6.60%, due 3/20/2054	1,737,127 (d)(g)
2,600,000	Series 2023-HE3, Class M1, (30 day USD SOFR Average + 2.10%), 6.45%, due 5/20/2054	2,618,994 (d)(g)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Home Equity – cont'd
$644,000	Series 2023-HE3, Class M2, (30 day USD SOFR Average + 2.50%), 6.85%, due 5/20/2054	$651,591 (d)(g)
2,156,000	Series 2024-HE1, Class M1, (30 day USD SOFR Average + 2.00%), 6.35%, due 8/25/2054	2,171,352 (d)(g)
1,606,000	Series 2024-HE1, Class M2, (30 day USD SOFR Average + 2.40%), 6.75%, due 8/25/2054	1,620,634 (d)(g)
693,960	Series 2024-HE2, Class A1, (30 day USD SOFR Average + 1.20%), 5.55%, due 10/20/2054	694,635 (d)(g)
823,347	Series 2025-HE1, Class A1, (30 day USD SOFR Average + 1.15%), 5.50%, due 7/20/2055	824,199 (d)(g)
OBX Trust
10,384,781	Series 2025-HE1, Class A1, (30 day USD SOFR Average + 1.60%), 5.95%, due 2/25/2055	10,421,693 (d)(g)
1,874,000	Series 2025-HE1, Class M1, (30 day USD SOFR Average + 1.90%), 6.25%, due 2/25/2055	1,880,659 (d)(g)
Towd Point Mortgage Trust
7,042,530	Series 2024-CES1, Class A1A, 5.85%, due 1/25/2064	7,054,685 (d)
813,583	Series 2024-CES1, Class A1B, 6.05%, due 1/25/2064	814,909 (d)
7,136,405	Series 2024-CES2, Class A1A, 6.13%, due 2/25/2064	7,176,705 (d)
37,667,183
Other 8.6%
3,000,000	1988 CLO 1 Ltd., Series 2022-1A, Class ER, (3 mo. USD Term SOFR + 6.10%), 10.42%, due 10/15/2039	3,011,638 (d)(g)
1,500,000	1988 CLO 2 Ltd., Series 2023-2A, Class ER, (3 mo. USD Term SOFR + 5.25%), 9.57%, due 4/15/2038	1,469,925 (d)(g)
3,150,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class E, (3 mo. USD Term SOFR + 7.46%), 11.78%, due 10/15/2034	3,143,612 (d)(g)
AASET Trust
296,213	Series 2020-1A, Class A, 3.35%, due 1/16/2040	290,290 (d)
6,260,886	Series 2025-1A, Class A, 5.94%, due 2/16/2050	6,352,614 (d)
1,000,000	AB BSL CLO 5 Ltd., Series 2024-5A, Class E, (3 mo. USD Term SOFR + 6.10%), 10.43%, due 1/20/2038	1,012,886 (d)(g)
1,570,000	AGL CLO 33 Ltd., Series 2024-33A, Class A1, (3 mo. USD Term SOFR + 1.35%), 5.68%, due 7/21/2037	1,574,602 (d)(g)
1,000,000	AIMCO CLO, Series 2018-AA, Class ER, (3 mo. USD Term SOFR + 5.25%), 9.57%, due 10/17/2037	1,007,120 (d)(g)
1,000,000	Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class C, 5.55%, due 1/21/2031	1,011,395 (d)
445,000	Amur Equipment Finance Receivables XV LLC, Series 2025-1A, Class D, 5.68%, due 8/20/2032	448,406 (d)
2,000,000	Apidos CLO LII Ltd., Series 2025-52A, Class D1, (3 mo. USD Term SOFR + 2.40%), 6.66%, due 4/20/2038	2,005,829 (d)(g)
Apidos CLO XXVIII Ltd.
500,000	Series 2017-28A, Class C, (3 mo. USD Term SOFR + 2.76%), 7.09%, due 1/20/2031	500,000 (d)(g)
500,000	Series 2017-28A, Class D, (3 mo. USD Term SOFR + 5.76%), 10.09%, due 1/20/2031	500,000 (d)(g)
ARES LIII CLO Ltd.
3,250,000	Series 2019-53A, Class D1R, (3 mo. USD Term SOFR + 3.10%), 7.42%, due 10/24/2036	3,262,330 (d)(g)
1,700,000	Series 2019-53A, Class ER, (3 mo. USD Term SOFR + 7.00%), 11.32%, due 10/24/2036	1,707,141 (d)(g)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Other – cont'd
$2,650,000	ARES LVI CLO Ltd., Series 2020-56A, Class D1R2, (3 mo. USD Term SOFR + 2.85%), 7.17%, due 1/25/2038	$2,654,344 (d)(g)
250,000	Assurant CLO II Ltd., Series 2018-2A, Class D, (3 mo. USD Term SOFR + 3.11%), 7.44%, due 4/20/2031	250,971 (d)(g)
47,223	Auxilior Term Funding LLC, Series 2024-1A, Class A2, 5.84%, due 3/15/2027	47,410 (d)
Bain Capital Credit CLO Ltd.
2,000,000	Series 2024-4A, Class D1, (3 mo. USD Term SOFR + 3.10%), 7.42%, due 10/23/2037	2,014,249 (d)(g)
1,375,000	Series 2023-2A, Class ER, (5.25% - 3 mo. USD Term SOFR), 0.00%, due 7/18/2038	1,375,000 (d)(g)(h)
1,500,000	Series 2025-3A, Class E, (5.45% - 3 mo. USD Term SOFR), 0.00%, due 7/23/2038	1,500,207 (d)(g)(h)
1,000,000	Ballyrock CLO 14 Ltd., Series 2020-14A, Class C1R, (3 mo. USD Term SOFR + 3.00%), 7.33%, due 7/20/2037	1,002,263 (d)(g)
1,300,000	Ballyrock CLO 19 Ltd., Series 2022-19A, Class C, (3 mo. USD Term SOFR + 3.50%), 7.83%, due 4/20/2035	1,307,112 (d)(g)
1,000,000	Ballyrock CLO 26 Ltd., Series 2024-26A, Class D, (3 mo. USD Term SOFR + 6.10%), 10.42%, due 7/25/2037	1,015,302 (d)(g)
4,250,000	Ballyrock CLO 27 Ltd., Series 2024-27A, Class C1, (3 mo. USD Term SOFR + 2.90%), 7.22%, due 10/25/2037	4,279,315 (d)(g)
Barings CLO Ltd.
2,750,000	Series 2025-3A, Class E, (5.00% - 3 mo. USD Term SOFR), 0.00%, due 3/31/2038	2,750,379 (d)(g)(h)
3,200,000	Series 2025-2A, Class E, (3 mo. USD Term SOFR + 5.75%), 10.02%, due 7/20/2038	3,239,274 (d)(g)
1,000,000	Battalion CLO XXI Ltd., Series 2021-21A, Class D, (3 mo. USD Term SOFR + 3.56%), 7.88%, due 7/15/2034	1,002,001 (d)(g)
2,500,000	Benefit Street Partners CLO XVII Ltd., Series 2019-17A, Class D1R2, (3 mo. USD Term SOFR + 3.15%), 7.47%, due 10/15/2037	2,503,754 (d)(g)
6,350,000	Blue Stream Issuer LLC, Series 2024-1A, Class A2, 5.41%, due 11/20/2054	6,369,155 (d)
2,000,000	BlueMountain CLO XXXIII Ltd., Series 2021-33A, Class E, (3 mo. USD Term SOFR + 7.09%), 11.41%, due 11/20/2034	2,008,425 (d)(g)
Business Jet Securities LLC
4,580,497	Series 2024-1A, Class A, 6.20%, due 5/15/2039	4,663,972 (d)
2,008,954	Series 2024-1A, Class C, 9.13%, due 5/15/2039	2,045,429 (d)
3,884,885	Series 2024-2A, Class B, 5.75%, due 9/15/2039	3,818,133 (d)
1,000,000	Canyon Capital CLO Ltd., Series 2021-1A, Class E, (3 mo. USD Term SOFR + 6.67%), 10.99%, due 4/15/2034	999,976 (d)(g)
Canyon CLO Ltd.
500,000	Series 2025-1A, Class D1, (3 mo. USD Term SOFR + 2.75%), 7.04%, due 4/15/2038	501,709 (d)(g)
1,125,000	Series 2025-1A, Class E, (3 mo. USD Term SOFR + 4.75%), 9.04%, due 4/15/2038	1,111,191 (d)(g)
1,000,000	Carbone CLO Ltd., Series 2017-1A, Class C, (3 mo. USD Term SOFR + 2.86%), 7.19%, due 1/20/2031	1,002,110 (d)(g)
Castlelake Aircraft Structured Trust
4,829,165	Series 2025-1A, Class C, 7.75%, due 2/15/2050	4,732,107 (d)
10,229,000	Series 2025-2A, Class A, 5.47%, due 8/15/2050	10,228,796 (d)(h)
CCG Receivables Trust
100,688	Series 2023-1, Class A2, 5.82%, due 9/16/2030	101,132 (d)
2,495,000	Series 2024-1, Class C, 5.22%, due 3/15/2032	2,520,395 (d)
3,788,000	Series 2024-1, Class D, 5.80%, due 3/15/2032	3,826,413 (d)
1,147,000	Series 2025-1, Class A2, 4.48%, due 10/14/2032	1,148,622 (d)
1,113,000	Series 2025-1, Class B, 4.69%, due 10/14/2032	1,110,882 (d)
2,291,000	Series 2025-1, Class C, 4.89%, due 10/14/2032	2,301,007 (d)
1,575,000	Series 2025-1, Class D, 5.28%, due 10/14/2032	1,579,048 (d)
CIFC Funding Ltd.
2,000,000	Series 2021-3A, Class D, (3 mo. USD Term SOFR + 3.26%), 7.58%, due 7/15/2036	2,011,743 (d)(g)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Other – cont'd
$2,000,000	Series 2024-4A, Class D1, (3 mo. USD Term SOFR + 2.95%), 7.27%, due 10/16/2037	$1,995,718 (d)(g)
Cloud Capital Holdco LP
8,621,000	Series 2024-1A, Class A2, 5.78%, due 11/22/2049	8,717,220 (d)
4,959,000	Series 2024-2A, Class A2, 5.92%, due 11/22/2049	5,041,978 (d)
1,500,000	Clover CLO LLC, Series 2020-1A, Class DRR, (3 mo. USD Term SOFR + 3.10%), 7.42%, due 7/15/2037	1,509,424 (d)(g)
CNH Equipment Trust
68,396	Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.40%), 4.74%, due 10/15/2027	68,396 (g)
394,348	Series 2024-C, Class A2B, (30 day USD SOFR Average + 0.42%), 4.76%, due 2/18/2028	394,423 (g)
290,000	Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.33%), 4.67%, due 8/15/2028	289,910 (g)
Compass Datacenters Issuer II LLC
2,362,000	Series 2024-1A, Class A2, 5.75%, due 2/25/2049	2,380,854 (d)
2,760,000	Series 2024-1A, Class B, 7.00%, due 2/25/2049	2,830,520 (d)
7,780,000	Series 2024-2A, Class A1, 5.02%, due 8/25/2049	7,765,511 (d)
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
2,694,000	Series 2025-1A, Class A2, 6.00%, due 5/20/2055	2,747,927 (d)
6,600,000	Series 2025-1A, Class C, 9.41%, due 5/20/2055	6,880,632 (d)
Crockett Partners Equipment Co. IIA LLC
3,911,960	Series 2024-1C, Class A, 6.05%, due 1/20/2031	3,934,006 (d)
1,961,292	Series 2024-1C, Class C, 10.16%, due 1/20/2031	2,020,894 (d)
3,000,000	Crown City CLO III, Series 2021-1A, Class C, (3 mo. USD Term SOFR + 3.56%), 7.89%, due 7/20/2034	3,018,353 (d)(g)
1,500,000	Crown City CLO VI, Series 2024-6A, Class D1, (3 mo. USD Term SOFR + 3.50%), 7.82%, due 7/15/2037	1,501,833 (d)(g)
CyrusOne Data Centers Issuer I LLC
2,650,000	Series 2023-1A, Class A2, 4.30%, due 4/20/2048	2,576,653 (d)
2,072,000	Series 2023-2A, Class A2, 5.56%, due 11/20/2048	2,085,848 (d)
130,000	Series 2024-1A, Class A2, 4.76%, due 3/22/2049	127,595 (d)
27,048	Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60%, due 4/15/2026	27,060
Dell Equipment Finance Trust
123,000	Series 2025-1, Class A2, 4.68%, due 7/22/2027	123,241 (d)
70,350	Series 2024-1, Class A2, 5.58%, due 3/22/2030	70,437 (d)
2,330,000	Series 2024-1, Class D, 6.12%, due 9/23/2030	2,366,634 (d)
16,501	DLLAA LLC, Series 2023-1A, Class A2, 5.93%, due 7/20/2026	16,509 (d)
149,000	DLLAD LLC, Series 2025-1A, Class A2, 4.46%, due 11/20/2028	148,872 (d)
300,000	Dryden 53 CLO Ltd., Series 2017-53A, Class D, (3 mo. USD Term SOFR + 2.66%), 6.92%, due 1/15/2031	299,996 (d)(g)
Eaton Vance CLO Ltd.
850,000	Series 2015-1A, Class DR, (3 mo. USD Term SOFR + 2.76%), 7.09%, due 1/20/2030	852,399 (d)(g)
2,000,000	Series 2020-2A, Class D1R2, (3 mo. USD Term SOFR + 3.20%), 7.52%, due 10/15/2037	2,004,443 (d)(g)
5,500,000	Elmwood CLO 30 Ltd., Series 2024-6A, Class A, (3 mo. USD Term SOFR + 1.43%), 5.75%, due 7/17/2037	5,518,752 (d)(g)
1,500,000	Empower CLO Ltd., Series 2024-2A, Class D, (3 mo. USD Term SOFR + 3.20%), 7.52%, due 7/15/2037	1,510,344 (d)(g)
3,000,000	Flatiron CLO 20 Ltd., Series 2020-1X, Class DR, (3 mo. USD Term SOFR + 3.45%), 7.77%, due 5/20/2036	3,010,293 (g)(j)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Other – cont'd
$1,000,000	Flatiron RR CLO 27 Ltd., Series 2024-3A, Class D1, (3 mo. USD Term SOFR + 2.90%), 7.23%, due 10/18/2037	$1,003,348 (d)(g)
Foundation Finance Trust
4,588,993	Series 2024-2A, Class B, 4.93%, due 3/15/2050	4,564,934 (d)
1,519,849	Series 2024-2A, Class C, 5.32%, due 3/15/2050	1,513,785 (d)
5,371,715	Series 2024-2A, Class D, 6.59%, due 3/15/2050	5,393,916 (d)
886,599	Series 2025-1A, Class A, 4.95%, due 4/15/2050	890,508 (d)
Frontier Issuer LLC
9,566,748	Series 2023-1, Class A2, 6.60%, due 8/20/2053	9,687,082 (d)
8,855,000	Series 2024-1, Class B, 7.02%, due 6/20/2054	9,194,243 (d)
2,000,000	Galaxy 31 CLO Ltd., Series 2023-31A, Class ER, (3 mo. USD Term SOFR + 5.50%), 9.81%, due 7/15/2038	2,027,081 (d)(g)
8,604,000	Gracie Point International Funding LLC, Series 2024-1A, Class A, (90 day USD SOFR Average + 1.70%), 6.12%, due 3/1/2028	8,617,900 (d)(g)
41,000	GreatAmerica Leasing Receivables Funding LLC, Series 2025-1, Class A2, 4.52%, due 10/15/2027	40,967 (d)
GreenSky Home Improvement Issuer Trust
817,849	Series 2025-1A, Class A2, 5.12%, due 3/25/2060	819,343 (d)
4,217,000	Series 2025-1A, Class B, 5.39%, due 3/25/2060	4,252,564 (d)
3,292,000	Series 2025-1A, Class C, 5.69%, due 3/25/2060	3,332,229 (d)
3,368,000	Series 2025-2A, Class B, 5.07%, due 6/25/2060	3,370,595 (d)
2,375,000	Series 2025-2A, Class C, 5.26%, due 6/25/2060	2,380,358 (d)
1,936,000	Series 2025-2A, Class D, 5.56%, due 6/25/2060	1,940,683 (d)
GreenSky Home Improvement Trust
8,479,000	Series 2024-1, Class B, 5.87%, due 6/25/2059	8,601,427 (d)
2,805,000	Series 2024-1, Class C, 6.36%, due 6/25/2059	2,862,528 (d)
2,400,000	Series 2024-1, Class D, 7.33%, due 6/25/2059	2,477,879 (d)
1,000,000	HalseyPoint CLO 4 Ltd., Series 2021-4A, Class E, (3 mo. USD Term SOFR + 6.97%), 11.30%, due 4/20/2034	1,001,857 (d)(g)
Hilton Grand Vacations Trust
833,679	Series 2022-1D, Class D, 6.79%, due 6/20/2034	824,683 (d)
1,274,328	Series 2022-2A, Class B, 4.74%, due 1/25/2037	1,261,577 (d)
1,726,428	Series 2024-2A, Class B, 5.65%, due 3/25/2038	1,742,822 (d)
3,463,241	Series 2024-2A, Class C, 5.99%, due 3/25/2038	3,487,319 (d)
2,091,834	Series 2024-2A, Class D, 6.91%, due 3/25/2038	2,133,231 (d)
1,093,551	Series 2024-1B, Class B, 5.99%, due 9/15/2039	1,103,733 (d)
956,661	Series 2024-1B, Class D, 8.85%, due 9/15/2039	970,021 (d)
HPEFS Equipment Trust
130,117	Series 2024-2A, Class A2, 5.50%, due 10/20/2031	130,315 (d)
5,731,000	Series 2024-2A, Class D, 5.82%, due 4/20/2032	5,813,703 (d)
117,000	Series 2025-1A, Class A2, 4.49%, due 9/20/2032	116,957 (d)
Invesco U.S. CLO Ltd.
1,000,000	Series 2025-2A, Class E, (5.00% - 3 mo. USD Term SOFR, Floor 5.00%), 0.00%, due 7/15/2038	1,000,139 (d)(g)(h)
2,800,000	Series 2023-3A, Class ER, (3 mo. USD Term SOFR + 5.75%), 10.07%, due 7/15/2038	2,814,429 (d)(g)
1,000,000	Series 2025-1A, Class E, (3 mo. USD Term SOFR + 6.00%), 10.28%, due 7/15/2038	1,013,244 (d)(g)
7,719,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	7,810,861 (d)
John Deere Owner Trust
453,647	Series 2023-C, Class A3, 5.48%, due 5/15/2028	457,213
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Other – cont'd
$295,000	Series 2025-B, Class A2B, (30 day USD SOFR Average + 0.30%), 4.64%, due 7/17/2028	$294,827 (g)
Kubota Credit Owner Trust
6,510	Series 2023-2A, Class A2, 5.61%, due 7/15/2026	6,513 (d)
71,899	Series 2024-2A, Class A2, 5.45%, due 4/15/2027	72,171 (d)
251,000	Series 2025-2A, Class A2, 4.48%, due 4/17/2028	251,233 (d)
14,948,000	Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, due 9/20/2065	14,947,876 (d)(h)
1,000,000	Magnetite XLVIII Ltd., Series 2025-48A, Class E, (4.85% - 3 mo. USD Term SOFR), 0.00%, due 10/15/2038	1,000,139 (d)(g)(h)
Magnetite XX Ltd.
250,000	Series 2018-20A, Class D, (3 mo. USD Term SOFR + 2.76%), 7.09%, due 4/20/2031	251,548 (d)(g)
250,000	Series 2018-20A, Class E, (3 mo. USD Term SOFR + 5.61%), 9.94%, due 4/20/2031	250,197 (d)(g)
4,500,000	Magnetite XXVIII Ltd., Series 2020-28A, Class ERR, (3 mo. USD Term SOFR + 4.70%), 9.02%, due 1/15/2038	4,515,845 (d)(g)
MetroNet Infrastructure Issuer LLC
13,431,000	Series 2025-2A, Class A2, 5.40%, due 8/20/2055	13,429,883 (d)(h)
8,095,000	Series 2025-2A, Class C, 7.83%, due 8/20/2055	8,093,612 (d)(h)
615,000	MMAF Equipment Finance LLC, Series 2023-A, Class A3, 5.54%, due 12/13/2029	622,888 (d)
1,000,000	Morgan Stanley Eaton Vance CLO LLC, Series 2022-16A, Class D1, (3 mo. USD Term SOFR + 3.25%), 7.57%, due 4/15/2035	1,001,400 (d)(g)
2,000,000	Morgan Stanley Eaton Vance CLO Ltd., Series 2021-1A, Class E, (3 mo. USD Term SOFR + 7.01%), 11.33%, due 10/20/2034	1,965,405 (d)(g)
MVW LLC
750,003	Series 2020-1A, Class B, 2.73%, due 10/20/2037	732,728 (d)
731,253	Series 2020-1A, Class C, 4.21%, due 10/20/2037	720,917 (d)
1,166,289	Series 2021-2A, Class B, 1.83%, due 5/20/2039	1,105,398 (d)
1,699,702	Series 2022-1A, Class B, 4.40%, due 11/21/2039	1,674,361 (d)
2,197,487	Series 2023-2A, Class C, 7.06%, due 11/20/2040	2,245,975 (d)
743,511	Series 2023-2A, Class D, 9.33%, due 11/20/2040	761,622 (d)
6,098,683	Series 2024-2A, Class B, 4.58%, due 3/20/2042	5,989,362 (d)
3,973,482	Series 2024-2A, Class C, 4.92%, due 3/20/2042	3,865,257 (d)
4,133,192	Series 2025-1A, Class B, 5.21%, due 9/22/2042	4,122,875 (d)
4,127,530	Series 2025-1A, Class C, 5.75%, due 9/22/2042	4,123,414 (d)
3,243,755	Series 2024-1A, Class B, 5.51%, due 2/20/2043	3,257,671 (d)
2,050,205	Series 2024-1A, Class C, 6.20%, due 2/20/2043	2,070,871 (d)
6,854,155	NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.40%, due 11/25/2031	6,925,497 (d)
1,000,000	Oaktree CLO Ltd., Series 2024-26A, Class E, (3 mo. USD Term SOFR + 6.50%), 10.83%, due 4/20/2037	1,012,814 (d)(g)
OCP CLO Ltd.
3,000,000	Series 2024-35A, Class D1, (3 mo. USD Term SOFR + 3.10%), 7.42%, due 10/25/2037	3,022,007 (d)(g)
2,000,000	Series 2017-13A, Class ER2, (3 mo. USD Term SOFR + 5.90%), 10.23%, due 11/26/2037	2,001,993 (d)(g)
3,000,000	Series 2021-21A, Class D1R, (3 mo. USD Term SOFR + 2.65%), 6.98%, due 1/20/2038	3,008,472 (d)(g)
3,500,000	Series 2018-15A, Class ER, (3 mo. USD Term SOFR + 5.10%), 9.43%, due 1/20/2038	3,523,173 (d)(g)
4,000,000	OHA Credit Funding 17 Ltd., Series 2024-17A, Class A, (3 mo. USD Term SOFR + 1.48%), 5.81%, due 4/20/2037	4,013,330 (d)(g)
2,500,000	OHA Credit Funding 6 Ltd., Series 2020-6A, Class D1R2, (3 mo. USD Term SOFR + 2.85%), 7.18%, due 10/20/2037	2,504,158 (d)(g)
OneMain Financial Issuance Trust
1,000,000	Series 2023-2A, Class A1, 5.84%, due 9/15/2036	1,018,762 (d)
2,556,000	Series 2023-1A, Class B, 5.94%, due 6/14/2038	2,659,572 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Other – cont'd
OWN Equipment Fund I LLC
$6,675,967	Series 2024-2M, Class A, 5.70%, due 12/20/2032	$6,732,699 (d)
2,740,877	Series 2024-2M, Class B, 6.43%, due 12/20/2032	2,760,624 (d)
Palmer Square CLO Ltd.
3,500,000	Series 2015-1A, Class DR4, (3 mo. USD Term SOFR + 6.76%), 11.08%, due 5/21/2034	3,444,145 (d)(g)
1,225,000	Series 2024-4A, Class E, (3 mo. USD Term SOFR + 5.00%), 9.32%, due 1/15/2038	1,233,622 (d)(g)
2,000,000	Parallel Ltd., Series 2020-1A, Class DR, (3 mo. USD Term SOFR + 6.76%), 11.09%, due 7/20/2034	1,998,410 (d)(g)
PFS Financing Corp.
280,000	Series 2023-D, Class A, (30 day USD SOFR Average + 1.15%), 5.49%, due 8/15/2027	280,027 (d)(g)
280,000	Series 2024-E, Class A, (30 day USD SOFR Average + 0.85%), 5.19%, due 7/15/2028	280,661 (d)(g)
1,000,000	Series 2024-D, Class A, 5.34%, due 4/15/2029	1,013,598 (d)
300,000	PPM CLO 3 Ltd., Series 2019-3A, Class DR, (3 mo. USD Term SOFR + 3.36%), 7.68%, due 4/17/2034	301,101 (d)(g)
3,000,000	RAD CLO 28 Ltd., Series 2024-28A, Class E, (3 mo. USD Term SOFR + 5.25%), 9.51%, due 4/20/2038	3,009,036 (d)(g)
3,000,000	Regatta 30 Funding Ltd., Series 2024-4A, Class A1, (3 mo. USD Term SOFR + 1.32%), 5.64%, due 1/25/2038	3,007,500 (d)(g)
2,500,000	RR 34 Ltd., Series 2024-34RA, Class DR, (3 mo. USD Term SOFR + 5.50%), 9.82%, due 10/15/2039	2,522,922 (d)(g)
1,000,000	RR 36 Ltd., Series 2024-36RA, Class DR, (3 mo. USD Term SOFR + 5.25%), 9.57%, due 1/15/2040	1,008,537 (d)(g)
1,000,000	Sandstone Peak Ltd., Series 2021-1A, Class E, (3 mo. USD Term SOFR + 7.06%), 11.38%, due 10/15/2034	1,003,134 (d)(g)
Sierra Timeshare Receivables Funding LLC
166,666	Series 2021-2A, Class C, 1.95%, due 9/20/2038	163,292 (d)
815,991	Series 2021-2A, Class D, 3.23%, due 9/20/2038	801,237 (d)
966,260	Series 2022-1A, Class D, 6.00%, due 10/20/2038	957,806 (d)
591,737	Series 2023-1A, Class C, 7.00%, due 1/20/2040	603,579 (d)
588,139	Series 2023-2A, Class C, 7.30%, due 4/20/2040	605,026 (d)
988,286	Series 2023-2A, Class D, 9.72%, due 4/20/2040	1,030,518 (d)
274,905	Series 2023-3A, Class C, 7.12%, due 9/20/2040	282,063 (d)
3,234,555	Series 2024-2A, Class C, 5.83%, due 6/20/2041	3,249,690 (d)
5,621,651	Series 2024-3A, Class C, 5.32%, due 8/20/2041	5,604,801 (d)
1,865,799	Series 2024-3A, Class D, 6.93%, due 8/20/2041	1,866,991 (d)
799,119	Series 2025-1A, Class A, 4.81%, due 1/21/2042	801,584 (d)
6,567,956	Series 2025-1A, Class D, 6.86%, due 1/21/2042	6,560,544 (d)
2,170,872	Series 2024-1A, Class C, 5.94%, due 1/20/2043	2,183,085 (d)
631,057	Series 2024-1A, Class D, 8.02%, due 1/20/2043	641,720 (d)
3,900,000	Series 2025-2A, Class B, 4.93%, due 4/20/2044	3,899,988 (d)
3,000,000	Series 2025-2A, Class C, 5.32%, due 4/20/2044	3,007,414 (d)
3,595,000	Series 2025-2A, Class D, 6.79%, due 4/20/2044	3,596,314 (d)
Signal Peak CLO 11 Ltd.
2,000,000	Series 2024-11A, Class D1, (3 mo. USD Term SOFR + 3.10%), 7.43%, due 7/18/2037	2,009,341 (d)(g)
1,000,000	Series 2024-11A, Class E, (3 mo. USD Term SOFR + 6.00%), 10.33%, due 7/18/2037	1,015,537 (d)(g)
Sotheby's Artfi Master Trust
7,654,000	Series 2024-1A, Class A1, 6.43%, due 12/22/2031	7,701,915 (d)
2,068,000	Series 2024-1A, Class D, 7.91%, due 12/22/2031	2,080,858 (d)
Stack Infrastructure Issuer LLC
1,250,000	Series 2023-2A, Class A2, 5.90%, due 7/25/2048	1,256,869 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Other – cont'd
$7,090,000	Series 2023-3A, Class A2, 5.90%, due 10/25/2048	$7,130,378 (d)
7,719,000	Series 2025-1A, Class A2, 5.00%, due 5/25/2050	7,606,862 (d)
7,179,745	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 7/30/2054	7,269,668 (d)
1,250,000	Symphony CLO 34-PS Ltd., Series 2022-34A, Class ER2, (3 mo. USD Term SOFR + 6.00%), 10.32%, due 7/24/2038	1,250,172 (d)(g)
1,100,000	Symphony CLO 44 Ltd., Series 2024-44A, Class E, (3 mo. USD Term SOFR + 6.15%), 10.47%, due 7/14/2037	1,114,711 (d)(g)
370,157	Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.08%, due 6/21/2050	370,588 (d)
Trafigura Securitisation Finance PLC
3,114,000	Series 2024-1A, Class A2, 5.98%, due 11/15/2027	3,153,613 (d)
6,208,000	Series 2024-1A, Class B, 7.29%, due 11/15/2027	6,199,501 (d)
1,300,000	Trestles CLO II Ltd., Series 2018-2A, Class ER, (3 mo. USD Term SOFR + 6.60%), 10.92%, due 7/25/2037	1,320,384 (d)(g)
1,750,000	Trestles CLO III Ltd., Series 2020-3A, Class ER, (3 mo. USD Term SOFR + 6.10%), 10.43%, due 10/20/2037	1,775,362 (d)(g)
1,200,000	TRESTLES CLO Ltd., Series 2017-1A, Class ERR, (3 mo. USD Term SOFR + 5.95%), 10.27%, due 7/25/2037	1,210,459 (d)(g)
1,500,000	Trestles CLO VI Ltd., Series 2023-6A, Class ER, (3 mo. USD Term SOFR + 4.75%), 9.07%, due 4/25/2038	1,488,724 (d)(g)
2,000,000	Trestles CLO VII Ltd., Series 2024-7A, Class D1, (3 mo. USD Term SOFR + 3.10%), 7.42%, due 10/25/2037	2,014,030 (d)(g)
1,500,000	Trinitas CLO XVI Ltd., Series 2021-16A, Class D, (3 mo. USD Term SOFR + 3.56%), 7.89%, due 7/20/2034	1,510,278 (d)(g)
1,000,000	Trinitas CLO XXXI Ltd., Series 2024-31A, Class A1, (3 mo. USD Term SOFR + 1.35%), 5.68%, due 1/22/2038	1,003,525 (d)(g)
6,000,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class C, 9.12%, due 4/20/2055	6,241,741 (d)
Verizon Master Trust
274,000	Series 2024-3, Class A1B, (30 day USD SOFR Average + 0.58%), 4.92%, due 4/22/2030	274,698 (g)
289,000	Series 2024-6, Class A1B, (30 day USD SOFR Average + 0.67%), 5.02%, due 8/20/2030	290,210 (g)
Volofin Finance DAC
5,448,529	Series 2024-1A, Class A, 5.94%, due 6/15/2037	5,493,438 (d)
2,443,718	Series 2024-1A, Class B, 6.21%, due 6/15/2037	2,471,274 (d)
Voya CLO Ltd.
1,400,000	Series 2024-2A, Class E, (3 mo. USD Term SOFR + 6.05%), 10.38%, due 7/20/2037	1,418,264 (d)(g)
1,000,000	Series 2025-3A, Class E, (3 mo. USD Term SOFR + 5.40%), 9.73%, due 7/20/2038	1,004,626 (d)(g)
1,750,000	Wellington Management CLO 3 Ltd., Series 2024-3A, Class D1, (3 mo. USD Term SOFR + 3.00%), 7.33%, due 7/18/2037	1,756,646 (d)(g)
2,600,000	Whitebox CLO II Ltd., Series 2020-2A, Class E1R2, (3 mo. USD Term SOFR + 5.75%), 10.07%, due 10/24/2037	2,617,161 (d)(g)
3,204,519	Willis Engine Structured Trust VIII, Series 2025-A, Class B, 6.07%, due 6/15/2050	3,223,340 (d)
Wireless PropCo Funding LLC
5,350,000	Series 2025-1A, Class B, 4.30%, due 6/25/2055	4,989,435 (d)
2,000,000	Series 2025-1A, Class C, 8.51%, due 6/25/2055	2,014,346 (d)
Ziply Fiber Issuer LLC
7,049,000	Series 2024-1A, Class A2, 6.64%, due 4/20/2054	7,207,844 (d)
8,500,000	Series 2024-1A, Class C, 11.17%, due 4/20/2054	9,100,499 (d)
558,911,494
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Student Loan 0.2%
Bayview Opportunity Master Fund VII LLC
$1,624,755	Series 2024-EDU1, Class C, (30 day USD SOFR Average + 1.80%), 6.15%, due 6/25/2047	$1,619,254 (d)(g)
690,224	Series 2024-EDU1, Class D, (30 day USD SOFR Average + 2.75%), 7.10%, due 6/25/2047	703,359 (d)(g)
845,099	ELFI Graduate Loan Program LLC, Series 2024-A, Class A, 5.56%, due 8/25/2049	852,284 (d)
Navient Private Education Refi Loan Trust
6,966,397	Series 2021-A, Class A, 0.84%, due 5/15/2069	6,338,208 (d)
1,062,130	Series 2021-BA, Class A, 0.94%, due 7/15/2069	963,832 (d)
1,507,397	Series 2024-A, Class A, 5.66%, due 10/15/2072	1,536,865 (d)
1,597,000	SoFi Professional Loan Program LLC, Series 2020-A, Class BFX, 3.12%, due 5/15/2046	1,357,815 (d)
13,371,617
Telecommunications 0.1%
3,510,000	Crown Castle Towers LLC, 4.24%, due 7/15/2048	3,444,437 (d)
Total Asset-Backed Securities (Cost $751,361,484)		757,142,377

Corporate Bonds 31.3%
Advertising 0.1%
Clear Channel Outdoor Holdings, Inc.
420,000	7.75%, due 4/15/2028	396,604 (d)
440,000	7.50%, due 6/1/2029	400,849 (d)
1,495,000	7.13%, due 2/15/2031	1,492,936 (d)(h)
1,490,000	7.50%, due 3/15/2033	1,487,355 (d)(h)
2,415,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	2,337,189 (d)
6,114,933
Aerospace & Defense 0.5%
830,000	AAR Escrow Issuer LLC, 6.75%, due 3/15/2029	851,629 (d)
19,240,000	Boeing Co., 5.81%, due 5/1/2050	18,568,310
Bombardier, Inc.
2,465,000	7.25%, due 7/1/2031	2,573,968 (d)
535,000	7.00%, due 6/1/2032	553,452 (d)
825,000	General Electric Co., (3 mo. USD Term SOFR + 0.64%), 4.90%, due 5/5/2026	826,371 (g)
2,405,000	Goat Holdco LLC, 6.75%, due 2/1/2032	2,424,401 (d)
TransDigm, Inc.
1,370,000	4.63%, due 1/15/2029	1,339,468
1,515,000	6.38%, due 3/1/2029	1,550,528 (d)
1,295,000	7.13%, due 12/1/2031	1,348,414 (d)
1,485,000	6.38%, due 5/31/2033	1,494,433 (d)
31,530,974
Agriculture 0.3%
Imperial Brands Finance PLC
9,375,000	5.88%, due 7/1/2034	9,578,534 (d)
3,065,000	5.63%, due 7/1/2035	3,067,793 (d)
2,600,000	6.38%, due 7/1/2055	2,623,299 (d)
1,510,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, due 4/20/2035	1,558,081 (d)
779,000	Philip Morris International, Inc., (Secured Overnight Financing Rate + 0.83%), 5.18%, due 4/28/2028	783,669 (g)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Agriculture – cont'd
EUR	1,600,000	Roquette Freres SA, 5.49%, due 11/25/2029	$1,862,273 (j)(k)(l)
EUR	1,300,000	Sudzucker International Finance BV, 5.95%, due 5/28/2030	1,475,651 (j)(k)(l)
		Tereos Finance Groupe I SA
EUR	100,000	5.88%, due 4/30/2030	114,280 (j)
EUR	940,000	5.75%, due 4/30/2031	1,056,423 (j)
			22,120,003
Airlines 0.2%
EUR	1,200,000	Air France-KLM, 4.63%, due 5/23/2029	1,421,377 (j)
	$3,860,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	3,858,647 (d)
	254,000	Avianca Midco 2 PLC, 9.63%, due 2/14/2030	236,220 (d)
EUR	1,400,000	Deutsche Lufthansa AG, 5.25%, due 1/15/2055	1,621,443 (j)(k)
	$2,338,000	Gol Finance, Inc., 14.38%, due 6/6/2030	2,273,705 (d)
	30,000	Latam Airlines Group SA, 7.63%, due 1/7/2031	30,945 (d)
EUR	2,700,000	Transportes Aereos Portugueses SA, 5.13%, due 11/15/2029	3,185,000 (j)
	$1,750,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.38%, due 2/1/2030	1,653,152 (d)
			14,280,489
Apparel 0.1%
	2,585,000	Beach Acquisition Bidco LLC, 10.00%, due 7/15/2033	2,695,056 (d)
EUR	3,183,000	Birkenstock Financing SARL, 5.25%, due 4/30/2029	3,676,954 (j)
EUR	1,429,000	CT Investment GmbH, 6.38%, due 4/15/2030	1,693,479 (j)
EUR	1,343,000	VF Corp., 4.25%, due 3/7/2029	1,516,175
			9,581,664
Auto Manufacturers 0.2%
	$638,000	General Motors Financial Co., Inc., 5.40%, due 4/6/2026	640,983
	200,000	Hyundai Capital America, 5.50%, due 3/30/2026	201,117 (d)
EUR	2,260,000	Jaguar Land Rover Automotive PLC, 4.50%, due 7/15/2028	2,612,639 (j)
		Nissan Motor Acceptance Co. LLC
	$275,000	7.05%, due 9/15/2028	283,323 (d)
	115,000	5.55%, due 9/13/2029	112,131 (d)
		Nissan Motor Co. Ltd.
	415,000	7.50%, due 7/17/2030	428,152 (d)
	1,025,000	4.81%, due 9/17/2030	942,018 (d)
	310,000	7.75%, due 7/17/2032	320,916 (d)
	520,000	8.13%, due 7/17/2035	545,886 (d)
EUR	200,000	Stellantis NV, 4.63%, due 6/6/2035	225,335 (j)
	$770,000	Toyota Motor Credit Corp., (Secured Overnight Financing Rate + 0.77%), 5.11%, due 8/7/2026	773,619 (g)
	475,000	Volkswagen Group of America Finance LLC, (Secured Overnight Financing Rate + 0.93%), 5.28%, due 9/12/2025	475,423 (d)(g)
EUR	4,500,000	Volkswagen International Finance NV, 3.75%, due 12/28/2027	5,117,856 (j)(k)(l)
			12,679,398
Auto Parts & Equipment 0.4%
EUR	1,365,000	Dana Financing Luxembourg SARL, 8.50%, due 7/15/2031	1,684,513 (j)
		Forvia SE
EUR	480,000	2.38%, due 6/15/2027	541,334 (j)
EUR	1,250,000	5.50%, due 6/15/2031	1,459,823 (j)
		Goodyear Tire & Rubber Co.
	$2,420,000	5.00%, due 7/15/2029	2,347,669
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Auto Parts & Equipment – cont'd
	$435,000	5.25%, due 4/30/2031	$413,117
		Grupo Antolin-Irausa SA
EUR	763,000	3.50%, due 4/30/2028	539,769 (j)
EUR	317,000	10.38%, due 1/30/2030	232,294 (j)
		IHO Verwaltungs GmbH
EUR	1,927,059	8.75% Cash/ 9.50% PIK, due 5/15/2028	2,302,862 (j)(m)
	$1,600,000	7.75% Cash/8.50% PIK, due 11/15/2030	1,642,274 (d)(m)
EUR	100,000	Magna International, Inc., 3.63%, due 5/21/2031	115,220
		Schaeffler AG
EUR	800,000	4.75%, due 8/14/2029	939,021 (j)
EUR	3,700,000	4.50%, due 3/28/2030	4,286,518 (j)
EUR	700,000	5.38%, due 4/1/2031	824,891 (j)
		Valeo SE
EUR	1,600,000	5.88%, due 4/12/2029	1,954,215 (j)
EUR	2,100,000	4.50%, due 4/11/2030	2,406,090 (j)
		ZF Europe Finance BV
EUR	1,000,000	6.13%, due 3/13/2029	1,142,555 (j)
EUR	1,900,000	3.00%, due 10/23/2029	1,915,510 (j)
EUR	400,000	7.00%, due 6/12/2030	461,580 (j)
EUR	1,600,000	ZF Finance GmbH, 3.75%, due 9/21/2028	1,717,760 (j)
		ZF North America Capital, Inc.
	$585,000	6.88%, due 4/14/2028	583,921 (d)
	790,000	6.75%, due 4/23/2030	751,774 (d)
	510,000	6.88%, due 4/23/2032	475,893 (d)
			28,738,603
Automobiles 0.1%
	6,363,636	FCA U.S. LLC, Series A1, 7.76%, due 3/15/2047	6,354,930 (h)
Banks 4.7%
	5,200,000	ABN AMRO Bank NV, 5.52%, due 12/3/2035	5,271,870 (d)(k)
	1,715,000	AIB Group PLC, 5.32%, due 5/15/2031	1,744,348 (d)(k)
EUR	300,000	AMCO - Asset Management Co. SpA, 0.75%, due 4/20/2028	325,699 (j)
	$7,755,000	Banco Bilbao Vizcaya Argentaria SA, 7.75%, due 1/14/2032	8,036,393 (k)(l)
EUR	270,000	Banco BPM SpA, 3.38%, due 1/24/2030	316,308 (j)
		Banco Bradesco SA
	$256,000	4.38%, due 3/18/2027	254,800 (d)
	200,000	6.50%, due 1/22/2030	208,700 (d)
	206,000	Banco de Credito del Peru SA, 6.45%, due 7/30/2035	211,974 (d)(k)
	1,900,000	Banco do Brasil SA, 8.75%, due 10/15/2025	1,909,025 (j)(k)(l)
		Banco Mercantil del Norte SA
	1,500,000	6.63%, due 1/24/2032	1,393,241 (d)(k)(l)
	760,000	8.75%, due 5/20/2035	777,967 (d)(k)(l)
	570,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%, due 12/10/2029	584,820 (d)
	4,400,000	Banco Santander SA, 4.75%, due 11/12/2026	4,303,314 (k)(l)
	273,000	Banco Votorantim SA, 5.88%, due 4/8/2028	278,392 (d)
		Bangkok Bank PCL
	200,000	4.30%, due 6/15/2027	198,600 (d)
	1,270,000	5.65%, due 7/5/2034	1,319,145 (d)
	200,000	Bank Negara Indonesia Persero Tbk. PT, 3.75%, due 3/30/2026	197,895 (j)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Banks – cont'd
Bank of America Corp.
	$3,330,000	4.38%, due 1/27/2027	$3,250,048 (k)(l)
	1,525,000	(Secured Overnight Financing Rate + 1.35%), 5.70%, due 9/15/2027	1,541,434 (g)
	6,735,000	4.95%, due 7/22/2028	6,794,818 (k)
	5,705,000	6.63%, due 5/1/2030	5,842,222 (k)(l)
	465,000	Bank of New York Mellon, (Secured Overnight Financing Rate Index + 0.71%), 5.05%, due 4/20/2027	466,052 (g)
Bank of New York Mellon Corp.
	11,125,000	3.75%, due 12/20/2026	10,739,618 (k)(l)
	720,000	(Secured Overnight Financing Rate Index + 0.68%), 5.03%, due 6/9/2028	723,277 (g)
EUR	100,000	Bank of New Zealand, 2.55%, due 6/29/2027	114,665 (j)
Banque Federative du Credit Mutuel SA
	$2,555,000	5.90%, due 7/13/2026	2,591,099 (d)
	1,745,000	5.09%, due 1/23/2027	1,759,832 (d)
	4,825,000	4.75%, due 7/13/2027	4,849,030 (d)
Barclays PLC
	3,550,000	4.38%, due 3/15/2028	3,373,249 (k)(l)
	2,065,000	8.00%, due 3/15/2029	2,188,574 (k)(l)
	3,090,000	9.63%, due 12/15/2029	3,490,402 (k)(l)
	4,170,000	7.63%, due 3/15/2035	4,247,844 (k)(l)
BNP Paribas SA
	4,840,000	4.63%, due 1/12/2027	4,739,319 (d)(k)(l)
	690,000	9.25%, due 11/17/2027	742,644 (d)(k)(l)
	655,000	4.50%, due 2/25/2030	591,390 (d)(k)(l)
	1,965,000	4.63%, due 2/25/2031	1,760,216 (d)(k)(l)
	3,515,000	BPCE SA, 5.94%, due 5/30/2035	3,606,107 (d)(k)
CBQ Finance Ltd.
	200,000	2.00%, due 5/12/2026	195,748 (j)
	200,000	5.38%, due 3/28/2029	205,096 (j)
EUR	100,000	CCF Holding SAS, 5.00%, due 5/27/2035	115,543 (j)(k)
	$1,215,000	Citibank NA, (Secured Overnight Financing Rate + 0.71%), 5.05%, due 11/19/2027	1,217,465 (g)
Citigroup, Inc.
	245,000	4.00%, due 12/10/2025	243,364 (k)(l)
	6,330,000	3.88%, due 2/18/2026	6,255,583 (k)(l)
	3,140,000	4.15%, due 11/15/2026	3,062,677 (k)(l)
	3,670,000	7.13%, due 8/15/2029	3,753,522 (k)(l)
	4,340,000	7.00%, due 8/15/2034	4,509,099 (k)(l)
Citizens Financial Group, Inc.
	2,400,000	(3 mo. USD Term SOFR + 3.26%), 7.55%, due 10/6/2025	2,400,362 (g)(l)
	1,203,000	(3 mo. USD Term SOFR + 3.42%), 7.70%, due 10/6/2025	1,203,152 (g)(l)
EUR	200,000	Commonwealth Bank of Australia, 0.75%, due 2/28/2028	219,093 (j)
EUR	100,000	Crelan SA, 6.00%, due 2/28/2030	125,580 (j)(k)
	$200,000	DBS Group Holdings Ltd., 5.48%, due 9/12/2025	200,175 (d)
Deutsche Bank AG
	2,200,000	6.00%, due 10/30/2025	2,191,367 (k)(l)
	5,490,000	4.95%, due 8/4/2031	5,499,090 (h)(k)
Fifth Third Bancorp
	1,793,000	(3 mo. USD Term SOFR + 3.29%), 7.59%, due 8/30/2025	1,790,511 (g)(l)
	1,661,000	1.71%, due 11/1/2027	1,603,283 (k)
	4,070,000	4.34%, due 4/25/2033	3,893,816 (k)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Banks – cont'd
	$660,000	Fifth Third Bank NA, (Secured Overnight Financing Rate + 0.81%), 5.16%, due 1/28/2028	$660,178 (g)
	245,000	Freedom Mortgage Corp., 6.63%, due 1/15/2027	245,139 (d)
	945,000	Goldman Sachs Bank USA, (Secured Overnight Financing Rate + 0.75%), 5.09%, due 5/21/2027	947,409 (g)
Goldman Sachs Group, Inc.
	685,000	3.80%, due 5/10/2026	671,637 (k)(l)
	1,060,000	3.65%, due 8/10/2026	1,037,101 (k)(l)
	1,345,000	4.13%, due 11/10/2026	1,316,475 (k)(l)
	325,000	(Secured Overnight Financing Rate + 0.82%), 5.17%, due 9/10/2027	325,430 (g)
	305,000	(Secured Overnight Financing Rate + 1.85%), 6.20%, due 3/15/2028	310,316 (g)
	4,430,000	7.50%, due 5/10/2029	4,628,597 (k)(l)
	4,000,000	6.13%, due 11/10/2034	3,955,443 (k)(l)
Grupo Aval Ltd.
	1,235,000	4.38%, due 2/4/2030	1,134,081 (d)
	200,000	4.38%, due 2/4/2030	183,657 (j)
	200,000	Gulf International Bank BSC, 5.75%, due 6/5/2029	205,844 (j)
HSBC Holdings PLC
	1,510,000	4.00%, due 3/9/2026	1,493,655 (k)(l)
	1,555,000	8.00%, due 3/7/2028	1,644,165 (k)(l)
	1,170,000	4.70%, due 3/9/2031	1,074,919 (k)(l)
Huntington Bancshares, Inc.
	2,256,000	4.45%, due 10/15/2027	2,216,067 (k)(l)
	523,000	5.63%, due 7/15/2030	535,744 (k)(l)
ING Groep NV
	2,895,000	5.75%, due 11/16/2026	2,885,813 (k)(l)
	4,892,000	3.88%, due 5/16/2027	4,652,800 (k)(l)
	7,160,000	4.25%, due 5/16/2031	6,183,446 (k)(l)
	200,000	Itau Unibanco Holding SA, 6.00%, due 2/27/2030	205,000 (d)
JPMorgan Chase & Co.
	441,000	(3 mo. USD Term SOFR + 2.84%), 7.12%, due 11/1/2025	446,650 (g)(l)
	710,000	3.65%, due 6/1/2026	698,211 (k)(l)
	1,075,000	(Secured Overnight Financing Rate + 0.77%), 5.12%, due 9/22/2027	1,078,805 (g)
	535,000	(Secured Overnight Financing Rate + 1.20%), 5.54%, due 1/23/2028	539,721 (g)
	200,000	KEB Hana Bank, 3.25%, due 3/30/2027	196,359 (d)
Kreditanstalt fuer Wiederaufbau
EUR	224,000	0.00%, due 6/15/2026	251,328 (j)
EUR	82,000	1.25%, due 6/30/2027	92,126 (j)
EUR	138,000	2.75%, due 3/15/2028	159,829 (j)
EUR	39,000	0.75%, due 1/15/2029	42,262 (j)
EUR	72,000	2.88%, due 12/28/2029	83,806 (j)
EUR	124,000	0.00%, due 9/15/2031	121,006 (j)
EUR	90,000	2.50%, due 10/15/2031	102,131 (j)
Lloyds Banking Group PLC
	$1,055,000	7.50%, due 9/29/2025	1,058,403 (k)(l)
	2,185,000	8.00%, due 9/27/2029	2,333,637 (k)(l)
	6,765,000	6.07%, due 6/13/2036	6,922,092 (k)
M&T Bank Corp.
	665,000	7.30%, due 2/1/2026	669,348 (k)(l)
	3,685,000	3.50%, due 9/1/2026	3,541,523 (k)(l)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Banks – cont'd
Morgan Stanley
EUR	100,000	3.52%, due 5/22/2031	$116,137 (k)
EUR	300,000	3.96%, due 3/21/2035	351,271 (k)
	$12,380,000	5.32%, due 7/19/2035	12,535,815 (k)
	1,445,000	Morgan Stanley Bank NA, (Secured Overnight Financing Rate + 0.69%), 5.03%, due 10/15/2027	1,449,407 (g)
EUR	200,000	National Australia Bank Ltd., 2.35%, due 8/30/2029	225,486 (j)
EUR	200,000	Nationale-Nederlanden Bank NV, 1.00%, due 9/25/2028	217,962 (j)
NatWest Group PLC
	$1,020,000	6.00%, due 12/29/2025	1,021,500 (k)(l)
	12,380,000	4.60%, due 6/28/2031	10,997,159 (k)(l)
	4,195,000	8.13%, due 11/10/2033	4,596,006 (k)(l)
Nordea Bank Abp
	475,000	(Secured Overnight Financing Rate + 0.74%), 5.09%, due 3/19/2027	477,367 (d)(g)
	3,400,000	3.75%, due 3/1/2029	3,109,172 (d)(k)(l)
EUR	200,000	Permanent TSB Group Holdings PLC, 3.00%, due 8/19/2031	227,666 (j)(k)
	$1,185,000	PNC Bank NA, (Secured Overnight Financing Rate + 0.73%), 5.07%, due 7/21/2028	1,187,995 (g)
PNC Financial Services Group, Inc.
	7,168,000	3.40%, due 9/15/2026	6,906,880 (k)(l)
	1,625,000	6.25%, due 3/15/2030	1,643,502 (k)(l)
	5,345,000	Santander U.K. Group Holdings PLC, 6.83%, due 11/21/2026	5,376,130 (k)
	200,000	Standard Chartered PLC, 6.19%, due 7/6/2027	202,634 (d)(k)
State Street Corp.
	200,000	(Secured Overnight Financing Rate + 0.85%), 5.18%, due 8/3/2026	200,884 (g)
	925,000	(Secured Overnight Financing Rate + 0.64%), 4.98%, due 10/22/2027	926,468 (g)
	1,945,000	Sumitomo Mitsui Financial Group, Inc., 3.01%, due 10/19/2026	1,911,245
	3,500,000	Toronto-Dominion Bank, 5.53%, due 7/17/2026	3,535,314
	1,030,000	Truist Bank, (Secured Overnight Financing Rate + 0.77%), 5.11%, due 7/24/2028	1,031,759 (g)
Truist Financial Corp.
	5,125,000	6.67%, due 9/1/2025	5,121,671 (k)(l)
	355,000	5.10%, due 3/1/2030	349,420 (k)(l)
Turkiye Vakiflar Bankasi TAO
	280,000	9.00%, due 10/12/2028	299,308 (d)
	1,750,000	8.99%, due 10/5/2034	1,822,166 (d)(k)
	19,000,000	U.S. Bancorp, 3.70%, due 1/15/2027	18,265,686 (k)(l)
	1,155,000	U.S. Bank NA, (Secured Overnight Financing Rate + 0.69%), 5.03%, due 10/22/2027	1,156,712 (g)
UBS Group AG
	3,551,000	6.88%, due 8/7/2025	3,551,412 (j)(k)(l)
	795,000	4.88%, due 2/12/2027	779,886 (d)(k)(l)
	5,115,000	7.00%, due 2/10/2030	5,217,483 (d)(k)(l)
	420,000	4.38%, due 2/10/2031	376,427 (d)(k)(l)
	9,160,000	9.25%, due 11/13/2033	10,737,379 (d)(k)(l)
EUR	250,000	UniCredit SpA, 3.88%, due 6/3/2027	281,726 (j)(k)(l)
	$1,155,000	Walker & Dunlop, Inc., 6.63%, due 4/1/2033	1,177,557 (d)
Wells Fargo & Co.
	3,855,000	3.90%, due 3/15/2026	3,819,034 (k)(l)
	630,000	(Secured Overnight Financing Rate + 0.78%), 5.11%, due 1/24/2028	630,937 (g)
	10,875,000	6.49%, due 10/23/2034	11,889,799 (k)
	885,000	Wells Fargo Bank NA, (Secured Overnight Financing Rate + 1.07%), 5.42%, due 12/11/2026	893,020 (g)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Banks – cont'd
		Yapi ve Kredi Bankasi AS
	$200,000	9.25%, due 10/16/2028	$215,155 (d)
	600,000	9.74%, due 4/4/2029	629,847 (d)(k)(l)
			309,741,394
Beverages 0.1%
	720,000	Keurig Dr. Pepper, Inc., (Secured Overnight Financing Rate + 0.58%), 4.92%, due 11/15/2026	721,704 (g)
	600,000	Pepsico Singapore Financing I Pte. Ltd., (Secured Overnight Financing Rate Index + 0.56%), 4.91%, due 2/16/2027	601,758 (g)
EUR	1,904,000	Primo Water Holdings, Inc./Triton Water Holdings, Inc., 3.88%, due 10/31/2028	2,170,638 (j)
			3,494,100
Biotechnology 0.1%
		Amgen, Inc.
	$865,000	5.51%, due 3/2/2026	865,003
	6,420,000	5.75%, due 3/2/2063	6,159,352
			7,024,355
Building Materials 0.4%
		Builders FirstSource, Inc.
	1,010,000	6.38%, due 3/1/2034	1,024,856 (d)
	1,725,000	6.75%, due 5/15/2035	1,768,642 (d)
		Cornerstone Building Brands, Inc.
	540,000	6.13%, due 1/15/2029	397,630 (d)
	2,615,743	9.50%, due 8/15/2029	2,397,696 (d)
EUR	937,000	EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.38%, due 12/15/2030	1,121,589 (j)
EUR	615,000	HT Troplast GmbH, 9.38%, due 7/15/2028	737,744 (j)
		Jeld-Wen, Inc.
	$1,390,000	4.88%, due 12/15/2027	1,318,663 (d)
	2,365,000	7.00%, due 9/1/2032	1,774,365 (d)
	1,125,000	Masterbrand, Inc., 7.00%, due 7/15/2032	1,143,269 (d)
	2,045,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	1,946,518 (d)
EUR	1,168,595	PCF GmbH, 4.75%, due 4/15/2029	1,048,424 (j)
		Quikrete Holdings, Inc.
	$1,870,000	6.38%, due 3/1/2032	1,917,863 (d)
	2,935,000	6.75%, due 3/1/2033	3,010,207 (d)
	310,000	Standard Building Solutions, Inc., 6.25%, due 8/1/2033	312,953 (d)
	2,975,000	Standard Industries, Inc., 4.38%, due 7/15/2030	2,816,549 (d)
			22,736,968
Chemicals 0.4%
		Avient Corp.
	1,315,000	7.13%, due 8/1/2030	1,350,729 (d)
	1,115,000	6.25%, due 11/1/2031	1,118,964 (d)
		Celanese U.S. Holdings LLC
	715,000	6.50%, due 4/15/2030	723,044
	430,000	7.05%, due 11/15/2030	447,813
	200,000	6.88%, due 7/15/2032	207,056
	1,420,000	6.75%, due 4/15/2033	1,432,194
	195,000	7.20%, due 11/15/2033	203,581
	200,000	Consolidated Energy Finance SA, 12.00%, due 2/15/2031	187,933 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Chemicals – cont'd
	$430,000	INEOS Finance PLC, 6.75%, due 5/15/2028	$423,473 (d)
EUR	750,000	INEOS Quattro Finance 2 PLC, 6.75%, due 4/15/2030	808,188 (j)
		Kronos International, Inc.
EUR	215,000	3.75%, due 9/15/2025	245,193 (j)
EUR	912,000	9.50%, due 3/15/2029	1,115,207 (j)
EUR	940,000	Lune Holdings SARL, 5.63%, due 11/15/2028	437,079 (j)
EUR	1,230,000	Monitchem HoldCo 3 SA, 8.75%, due 5/1/2028	1,416,388 (j)
		Olympus Water U.S. Holding Corp.
EUR	2,283,000	3.88%, due 10/1/2028	2,577,989 (j)
	$860,000	4.25%, due 10/1/2028	818,883 (d)
EUR	1,647,000	9.63%, due 11/15/2028	1,978,431 (j)
	$1,590,000	9.75%, due 11/15/2028	1,666,837 (d)
	1,970,000	6.25%, due 10/1/2029	1,887,094 (d)
	2,245,000	7.25%, due 6/15/2031	2,292,706 (d)
	300,000	Sasol Financing USA LLC, 6.50%, due 9/27/2028	290,593
EUR	1,247,000	SNF Group SACA, 4.50%, due 3/15/2032	1,464,003 (j)
		Sociedad Quimica y Minera de Chile SA
	$1,145,000	6.50%, due 11/7/2033	1,207,649 (d)
	1,140,000	5.50%, due 9/10/2034	1,111,306 (d)
EUR	1,380,000	Synthomer PLC, 7.38%, due 5/2/2029	1,454,514 (j)
	$825,000	Tronox, Inc., 4.63%, due 3/15/2029	641,858 (d)
		WR Grace Holdings LLC
	685,000	5.63%, due 8/15/2029	631,518 (d)
	1,055,000	7.38%, due 3/1/2031	1,085,908 (d)
			29,226,131
Commercial Services 1.3%
		AA Bond Co. Ltd.
GBP	58,027	6.50%, due 1/31/2026	76,434 (d)
GBP	111,723	6.50%, due 1/31/2026	147,164 (j)
GBP	1,509,000	8.45%, due 7/31/2050	2,126,983 (j)
		Albion Financing 1 SARL/Aggreko Holdings, Inc.
EUR	1,254,000	5.38%, due 5/21/2030	1,479,728 (j)
	$2,400,000	7.00%, due 5/21/2030	2,470,286 (d)
	2,040,000	Allied Universal Holdco LLC, 7.88%, due 2/15/2031	2,139,220 (d)
		Allied Universal Holdco LLC/Allied Universal Finance Corp.
	1,225,000	6.00%, due 6/1/2029	1,192,252 (d)
	870,000	6.88%, due 6/15/2030	890,676 (d)
GBP	1,548,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.88%, due 6/1/2028	1,987,893 (j)
EUR	1,554,000	Amber Finco PLC, 6.63%, due 7/15/2029	1,874,506 (j)
EUR	988,000	Arena Luxembourg Finance SARL, 1.88%, due 2/1/2028	1,089,743 (j)
		BCP V Modular Services Finance II PLC
EUR	480,000	4.75%, due 11/30/2028	534,560 (j)
GBP	1,031,000	6.13%, due 11/30/2028	1,310,112 (j)
EUR	595,000	BCP V Modular Services Finance PLC, 6.75%, due 11/30/2029	591,058 (j)
	$1,980,000	Block, Inc., 6.50%, due 5/15/2032	2,031,852
EUR	1,493,000	Boels Topholding BV, 5.75%, due 5/15/2030	1,776,302 (j)
GBP	1,513,000	Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, due 1/15/2031	2,157,021 (j)
	$2,625,000	Champions Financing, Inc., 8.75%, due 2/15/2029	2,430,523 (d)
	247,000	CMHI Finance BVI Co. Ltd., 4.00%, due 6/1/2027	245,321 (j)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Commercial Services – cont'd
EUR	1,676,000	Currenta Group Holdings SARL, 5.50%, due 5/15/2030	$1,964,672 (j)
		Garda World Security Corp.
	$760,000	6.00%, due 6/1/2029	745,456 (d)
	2,365,000	8.25%, due 8/1/2032	2,438,448 (d)
	365,000	8.38%, due 11/15/2032	375,980 (d)
	2,055,000	Georgetown University, 2.94%, due 4/1/2050	1,304,379
		Herc Holdings, Inc.
	1,646,000	7.00%, due 6/15/2030	1,701,200 (d)
	1,279,000	7.25%, due 6/15/2033	1,324,422 (d)
EUR	600,000	Kapla Holding SAS, (3 mo. EUR EURIBOR + 3.50%), 5.48%, due 7/31/2030	687,143 (g)(j)
EUR	139,035	Loxam SAS, 6.38%, due 5/31/2029	165,193 (j)
	$940,000	Mavis Tire Express Services Topco Corp., 6.50%, due 5/15/2029	928,775 (d)
	1,163,000	Movida Europe SA, 7.85%, due 4/11/2029	1,100,318 (d)
EUR	796,000	Multiversity SpA, (3 mo. EUR EURIBOR + 4.25%), 6.27%, due 10/30/2028	912,764 (g)(j)
EUR	1,630,000	Pachelbel Bidco SpA, 7.13%, due 5/17/2031	2,013,484 (j)
	$615,000	PayPal Holdings, Inc., (Secured Overnight Financing Rate + 0.67%), 5.02%, due 3/6/2028	617,657 (g)
	6,060,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 1/15/2028	6,059,566 (d)
		Q-Park Holding I BV
EUR	970,000	5.13%, due 3/1/2029	1,147,901 (j)
EUR	2,689,000	5.13%, due 2/15/2030	3,190,952 (j)
GBP	887,000	RAC Bond Co. PLC, 5.25%, due 11/4/2046	1,155,955 (j)
	$1,510,000	Raven Acquisition Holdings LLC, 6.88%, due 11/15/2031	1,525,141 (d)
	1,990,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, due 8/15/2032	2,055,660 (d)
EUR	3,435,000	Techem Verwaltungsgesellschaft 675 GmbH, 5.38%, due 7/15/2029	4,068,295 (j)
EUR	8,109,000	Verisure Midholding AB, 5.25%, due 2/15/2029	9,320,841 (j)
	$2,105,000	Veritiv Operating Co., 10.50%, due 11/30/2030	2,281,561 (d)
	3,355,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	3,293,465 (d)
	2,220,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	2,330,936 (d)
		Williams Scotsman, Inc.
	1,055,000	6.63%, due 4/15/2030	1,087,811 (d)
	1,580,000	7.38%, due 10/1/2031	1,649,398 (d)
			81,999,007
Computers 0.4%
	1,790,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	1,797,670 (d)
	2,205,000	Amentum Holdings, Inc., 7.25%, due 8/1/2032	2,281,011 (d)
		Atos SE
EUR	1,141,961	9.00%, due 12/18/2029	1,445,491 (j)(n)
EUR	1,838,695	5.00%, due 12/18/2030	1,750,997 (j)(n)
	$1,020,000	CACI International, Inc., 6.38%, due 6/15/2033	1,042,992 (d)
	11,450,000	Dell International LLC/EMC Corp., 5.50%, due 4/1/2035	11,575,500
	3,345,000	Fortress Intermediate 3, Inc., 7.50%, due 6/1/2031	3,510,521 (d)
			23,404,182
Cosmetics - Personal Care 0.1%
	1,075,000	Opal Bidco SAS, 6.50%, due 3/31/2032	1,085,789 (d)
		Perrigo Finance Unlimited Co.
EUR	1,250,000	5.38%, due 9/30/2032	1,483,641
	$1,110,000	6.13%, due 9/30/2032	1,121,617
			3,691,047
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Distribution - Wholesale 0.2%
EUR	774,000	Azelis Finance NV, 4.75%, due 9/25/2029	$916,505 (j)
	$935,000	Gates Corp., 6.88%, due 7/1/2029	962,190 (d)
	1,125,000	RB Global Holdings, Inc., 7.75%, due 3/15/2031	1,178,991 (d)
Resideo Funding, Inc.
	1,250,000	4.00%, due 9/1/2029	1,169,079 (d)
	2,715,000	6.50%, due 7/15/2032	2,754,210 (d)
	2,855,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	3,026,163 (d)
10,007,138
Diversified Financial Services 0.9%
Ally Financial, Inc.
	2,408,000	4.70%, due 5/15/2028	2,196,565 (k)(l)
	2,620,000	5.54%, due 1/17/2031	2,654,660 (k)
	1,415,000	American Express Co., (Secured Overnight Financing Rate Index + 1.00%), 5.34%, due 2/16/2028	1,423,212 (g)
Azorra Finance Ltd.
	1,740,000	7.75%, due 4/15/2030	1,812,241 (d)
	255,000	7.25%, due 1/15/2031	260,261 (d)
Banco BTG Pactual SA
	256,000	2.75%, due 1/11/2026	252,872 (d)
	200,000	6.25%, due 4/8/2029	205,989 (d)
BPCE SFH SA
EUR	100,000	3.13%, due 1/24/2028	116,386 (j)
EUR	200,000	3.00%, due 3/24/2032	229,163 (j)
EUR	200,000	Caisse de Refinancement de l'Habitat SA, 3.00%, due 1/11/2030	231,889 (j)
Capital One Financial Corp.
	$175,000	3.75%, due 3/9/2027	173,159
	760,000	7.15%, due 10/29/2027	782,789 (k)
Charles Schwab Corp.
	5,763,000	4.00%, due 6/1/2026	5,680,918 (k)(l)
	2,510,000	5.00%, due 6/1/2027	2,492,234 (k)(l)
	5,557,000	4.00%, due 12/1/2030	5,077,483 (k)(l)
EUR	100,000	Credit Mutuel Home Loan SFH SA, 2.75%, due 12/8/2027	115,209 (j)
	$1,055,000	Focus Financial Partners LLC, 6.75%, due 9/15/2031	1,078,119 (d)
	150,000	Fondo MIVIVIENDA SA, 4.63%, due 4/12/2027	149,521 (d)
Freedom Mortgage Holdings LLC
	235,000	9.25%, due 2/1/2029	244,937 (d)
	235,000	9.13%, due 5/15/2031	244,286 (d)
	1,290,000	Global Aircraft Leasing Co. Ltd., 8.75%, due 9/1/2027	1,332,103 (d)
	2,055,000	Jane Street Group/JSG Finance, Inc., 7.13%, due 4/30/2031	2,122,456 (d)
	265,000	Mastercard, Inc., (Secured Overnight Financing Rate Index + 0.44%), 4.79%, due 3/15/2028	265,478 (g)
	200,000	Muthoot Finance Ltd., 7.13%, due 2/14/2028	204,655 (d)
	3,050,000	Navient Corp., 7.88%, due 6/15/2032	3,175,723
OneMain Finance Corp.
	1,510,000	6.63%, due 1/15/2028	1,546,196
	1,390,000	6.13%, due 5/15/2030	1,392,335 (h)
	2,060,000	7.13%, due 11/15/2031	2,126,589
	410,000	7.13%, due 9/15/2032	422,564
PennyMac Financial Services, Inc.
	1,275,000	7.88%, due 12/15/2029	1,345,612 (d)
	1,440,000	5.75%, due 9/15/2031	1,409,005 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Diversified Financial Services – cont'd
	$490,000	6.88%, due 2/15/2033	$499,413 (d)
	1,740,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	1,820,884 (d)
		Rocket Cos., Inc.
	735,000	6.13%, due 8/1/2030	745,255 (d)
	970,000	6.38%, due 8/1/2033	989,384 (d)
	2,460,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, due 10/15/2033	2,176,436 (d)
	200,000	Shriram Finance Ltd., 6.63%, due 4/22/2027	203,842 (d)
	1,285,000	SLM Corp., 6.50%, due 1/31/2030	1,334,804
		Terminal Investment Corp.
	4,000,000	6.08%, due 7/9/2037	3,966,373
	5,000,000	6.23%, due 10/1/2040	4,941,582 (h)
	1,050,000	UWM Holdings LLC, 6.63%, due 2/1/2030	1,050,462 (d)
	2,158,000	XP, Inc., 6.75%, due 7/2/2029	2,200,724 (d)
			60,693,768
Electric 3.1%
EUR	1,953,000	A2A SpA, 5.00%, due 6/11/2029	2,339,297 (j)(k)(l)
EUR	200,000	Acquirente Unico SpA, 2.80%, due 2/20/2026	228,343 (j)
	$4,665,000	AES Corp., 6.95%, due 7/15/2055	4,494,830 (k)
	5,580,000	Alpha Generation LLC, 6.75%, due 10/15/2032	5,710,142 (d)
	6,735,000	American Electric Power Co., Inc., 7.05%, due 12/15/2054	7,029,623 (k)
EUR	3,992,000	AusNet Services Holdings Pty. Ltd., 1.63%, due 3/11/2081	4,478,369 (j)(k)
	$4,110,000	Capital Power U.S. Holdings, Inc., 5.26%, due 6/1/2028	4,153,450 (d)
	10,620,000	CenterPoint Energy, Inc., 6.70%, due 5/15/2055	10,757,986 (k)
		CMS Energy Corp.
	8,225,000	3.75%, due 12/1/2050	7,393,917 (k)
	12,585,000	6.50%, due 6/1/2055	12,689,619 (k)
		Comision Federal de Electricidad
	500,000	4.69%, due 5/15/2029	485,036 (j)
	1,710,000	5.70%, due 1/24/2030	1,700,851 (d)
	560,000	Consolidated Edison Co. of New York, Inc., (Secured Overnight Financing Rate Index + 0.52%), 4.86%, due 11/18/2027	560,893 (g)
		Dominion Energy, Inc.
	1,350,000	4.35%, due 1/15/2027	1,319,778 (k)(l)
	13,895,000	6.63%, due 5/15/2055	14,237,901 (k)
	4,239,000	Edison International, 5.00%, due 12/15/2026	3,728,334 (k)(l)
		EDP SA
EUR	1,600,000	4.75%, due 5/29/2054	1,887,718 (j)(k)
EUR	2,600,000	4.63%, due 9/16/2054	3,046,496 (j)(k)
EUR	1,000,000	1.88%, due 3/14/2082	1,056,827 (j)(k)
EUR	1,200,000	5.94%, due 4/23/2083	1,458,325 (j)(k)
		Electricite de France SA
EUR	5,200,000	2.63%, due 12/1/2027	5,799,303 (j)(k)(l)
EUR	6,800,000	7.50%, due 9/6/2028	8,583,601 (j)(k)(l)
	$665,000	9.13%, due 3/15/2033	762,007 (d)(k)(l)
GBP	3,800,000	7.38%, due 6/17/2035	5,116,953 (j)(k)(l)
EUR	3,500,000	Elia Group SA, 5.85%, due 3/15/2028	4,208,566 (j)(k)(l)
EUR	3,900,000	Enel SpA, 6.38%, due 4/16/2028	4,805,662 (j)(k)(l)
EUR	715,000	Energia Group Roi Financeco DAC, 6.88%, due 7/31/2028	846,288 (j)
	$564,589	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, due 1/31/2041	577,518 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Electric – cont'd
	$565,000	Georgia Power Co., (Secured Overnight Financing Rate Index + 0.28%), 4.63%, due 9/15/2026	$564,942 (g)
	3,202,000	Lightning Power LLC, 7.25%, due 8/15/2032	3,347,588 (d)
		NextEra Energy Capital Holdings, Inc.
	820,000	(Secured Overnight Financing Rate Index + 0.76%), 5.11%, due 1/29/2026	821,907 (g)
	250,000	(Secured Overnight Financing Rate Index + 0.80%), 5.14%, due 2/4/2028	252,070 (g)
	3,315,000	6.38%, due 8/15/2055	3,401,093 (k)
		NRG Energy, Inc.
	1,855,000	10.25%, due 3/15/2028	2,041,829 (d)(k)(l)
	3,140,000	5.75%, due 7/15/2029	3,112,164 (d)
	775,000	6.00%, due 2/1/2033	777,103 (d)
		Orsted AS
EUR	2,778,000	1.75%, due 12/31/2099	3,015,583 (j)(k)
EUR	2,787,000	5.13%, due 12/31/2099	3,247,704 (j)(k)
		Pacific Gas & Electric Co.
	$3,030,000	5.70%, due 3/1/2035	3,040,191
	2,646,794	4.95%, due 7/1/2050	2,187,364
	3,997,000	6.15%, due 3/1/2055	3,827,843
	1,000,000	PPL Capital Funding, Inc., (3 mo. USD Term SOFR + 2.93%), 7.22%, due 3/30/2067	990,990 (g)
	200,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, due 7/14/2028	189,392 (j)
	1,330,000	Saavi Energia SARL, 8.88%, due 2/10/2035	1,384,264 (d)
	11,294,000	Sempra, 6.40%, due 10/1/2054	10,925,364 (k)
		Southern Co.
	9,180,000	4.00%, due 1/15/2051	9,129,988 (k)
EUR	3,088,000	1.88%, due 9/15/2081	3,396,619 (k)
EUR	3,400,000	SSE PLC, 4.00%, due 1/21/2028	3,933,685 (j)(k)(l)
EUR	1,716,000	Stedin Holding NV, 1.50%, due 12/31/2026	1,908,082 (j)(k)(l)
	$10,000,000	Sunflower Electric Power Corp., 5.75%, due 6/30/2055	9,888,758
EUR	100,000	TenneT Holding BV, 1.50%, due 6/3/2039	90,174 (j)
GBP	3,800,000	Vattenfall AB, 6.88%, due 8/17/2083	5,134,014 (j)(k)
	$3,065,000	Vistra Corp., 7.00%, due 12/15/2026	3,094,924 (d)(k)(l)
		Vistra Operations Co. LLC
	860,000	7.75%, due 10/15/2031	910,217 (d)
	870,000	6.88%, due 4/15/2032	903,971 (d)
			200,975,456
Electrical Components & Equipment 0.2%
		Belden, Inc.
EUR	792,000	3.88%, due 3/15/2028	905,715 (j)
EUR	130,000	3.38%, due 7/15/2031	143,248 (j)
EUR	2,230,000	Energizer Gamma Acquisition BV, 3.50%, due 6/30/2029	2,474,994 (j)
EUR	1,300,000	Nexans SA, 4.25%, due 3/11/2030	1,539,388 (j)
EUR	1,841,000	Prysmian SpA, 5.25%, due 5/21/2030	2,187,625 (j)(k)(l)
		WESCO Distribution, Inc.
	$3,920,000	6.63%, due 3/15/2032	4,044,695 (d)
	2,180,000	6.38%, due 3/15/2033	2,231,797 (d)
			13,527,462
Electronics 0.1%
	1,000,000	Imola Merger Corp., 4.75%, due 5/15/2029	970,230 (d)
	585,000	Sensata Technologies BV, 5.88%, due 9/1/2030	585,472 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Electronics – cont'd
	$1,780,000	Sensata Technologies, Inc., 6.63%, due 7/15/2032	$1,818,797 (d)
			3,374,499
Energy - Alternate Sources 0.0%‡
EUR	924,000	Cullinan Holdco SCSp, 4.63%, due 10/15/2026	830,383 (j)
		FS Luxembourg SARL
	$233,000	8.88%, due 2/12/2031	241,833 (d)
	1,520,000	8.63%, due 6/25/2033	1,514,680 (d)
	176,000	Greenko Dutch BV, 3.85%, due 3/29/2026	173,210 (j)
			2,760,106
Engineering & Construction 0.1%
EUR	2,500,000	Abertis Infraestructuras Finance BV, 4.87%, due 11/28/2029	2,945,978 (j)(k)(l)
		Assemblin Caverion Group AB
EUR	1,898,000	6.25%, due 7/1/2030	2,266,254 (j)
EUR	455,000	(3 mo. EUR EURIBOR + 3.50%), 5.44%, due 7/1/2031	521,219 (g)(j)
	$217,000	ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, due 2/3/2030	220,120 (d)
	715,000	Global Infrastructure Solutions, Inc., 7.50%, due 4/15/2032	734,518 (d)
	260,000	IHS Holding Ltd., 7.88%, due 5/29/2030	263,310 (d)
GBP	1,046,000	Kier Group PLC, 9.00%, due 2/15/2029	1,461,771 (j)
			8,413,170
Entertainment 0.9%
GBP	445,000	888 Acquisitions Ltd., 10.75%, due 5/15/2030	606,789 (j)
	$1,655,000	Allwyn Entertainment Financing U.K. PLC, 7.88%, due 4/30/2029	1,719,131 (d)
EUR	1,244,000	Allwyn International AS, 3.88%, due 2/15/2027	1,420,483 (j)
	$1,485,000	Caesars Entertainment, Inc., 4.63%, due 10/15/2029	1,403,375 (d)
		Churchill Downs, Inc.
	3,255,000	5.75%, due 4/1/2030	3,246,961 (d)
	2,920,000	6.75%, due 5/1/2031	2,981,399 (d)
		Cirsa Finance International SARL
EUR	2,246,000	7.88%, due 7/31/2028	2,666,699 (j)
EUR	625,000	6.50%, due 3/15/2029	745,619 (j)
GBP	2,230,000	CPUK Finance Ltd., 6.50%, due 8/28/2026	2,944,899 (j)
EUR	1,173,000	Flutter Treasury DAC, 5.00%, due 4/29/2029	1,387,434 (j)
EUR	946,000	Lottomatica Group SpA, 5.38%, due 6/1/2030	1,123,200 (j)
	$2,900,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	2,793,963 (d)
	3,130,000	Penn Entertainment, Inc., 4.13%, due 7/1/2029	2,901,042 (d)
GBP	1,089,000	Pinewood Finco PLC, 6.00%, due 3/27/2030	1,445,409 (j)
	$1,800,000	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, due 3/1/2030	1,734,035 (d)
	1,630,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	1,586,564 (d)
	2,220,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, due 7/15/2029	2,157,239
	680,000	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, due 5/1/2032	692,449 (d)
	40,130,000	Warnermedia Holdings, Inc., 5.05%, due 3/15/2042	26,824,899
			60,381,589
Environmental Control 0.1%
	2,402,000	Ambipar Lux SARL, 9.88%, due 2/6/2031	2,177,630 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Environmental Control – cont'd
	$3,110,000	Madison IAQ LLC, 5.88%, due 6/30/2029	$3,027,794 (d)
			5,205,424
Food 0.7%
		Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
	1,010,000	5.88%, due 2/15/2028	1,009,203 (d)
	705,000	6.25%, due 3/15/2033	718,590 (d)
GBP	1,000,000	Bellis Acquisition Co. PLC, 8.13%, due 5/14/2030	1,256,268 (j)
	$200,000	Cencosud SA, 4.38%, due 7/17/2027	198,458 (j)
GBP	715,000	Co-operative Group Holdings 2011 Ltd., 7.50%, due 7/8/2026	954,888 (j)
EUR	1,300,000	ELO SACA, 6.00%, due 3/22/2029	1,546,669 (j)
EUR	2,600,000	Flora Food Management BV, 6.88%, due 7/2/2029	3,004,156 (j)
	$240,000	Grupo Nutresa SA, 8.00%, due 5/12/2030	253,200 (d)
	1,885,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.50%, due 12/1/2052	1,926,542
	22,085,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 6.38%, due 2/25/2055	22,258,588 (d)
	2,635,000	Minerva Luxembourg SA, 8.88%, due 9/13/2033	2,868,756 (d)
GBP	657,000	Ocado Group PLC, 10.50%, due 8/8/2029	878,734 (j)
	$545,000	Performance Food Group, Inc., 6.13%, due 9/15/2032	553,440 (d)
		Post Holdings, Inc.
	2,380,000	6.38%, due 3/1/2033	2,378,206 (d)
	430,000	6.25%, due 10/15/2034	430,539 (d)
		U.S. Foods, Inc.
	270,000	6.88%, due 9/15/2028	278,066 (d)
	880,000	7.25%, due 1/15/2032	916,838 (d)
	4,555,000	5.75%, due 4/15/2033	4,513,108 (d)
			45,944,249
Food Service 0.1%
EUR	1,298,000	Aramark International Finance SARL, 4.38%, due 4/15/2033	1,463,970 (j)
EUR	1,559,000	Elior Group SA, 5.63%, due 3/15/2030	1,848,138 (j)
		TKC Holdings, Inc.
	$955,000	6.88%, due 5/15/2028	954,201 (d)
	925,000	10.50%, due 5/15/2029	949,175 (d)
			5,215,484
Forest Products & Paper 0.1%
EUR	2,615,000	Ahlstrom Holding 3 OY, 3.63%, due 2/4/2028	2,949,359 (j)
	$2,470,000	Celulosa Arauco y Constitucion SA, 4.20%, due 1/29/2030	2,350,865 (d)
EUR	1,371,000	Fedrigoni SpA, 6.13%, due 6/15/2031	1,517,681 (j)
	$365,000	Magnera Corp., 7.25%, due 11/15/2031	343,556 (d)
			7,161,461
Gas 0.1%
	1,885,000	AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, due 6/1/2030	1,979,016 (d)
EUR	3,000,000	APA Infrastructure Ltd., 7.13%, due 11/9/2083	3,771,326 (j)(k)
EUR	200,000	Southern Gas Networks PLC, 3.50%, due 10/16/2030	231,013 (j)
EUR	1,098,000	UGI International LLC, 2.50%, due 12/1/2029	1,172,462 (j)
		Venture Global Plaquemines LNG LLC
	$720,000	7.50%, due 5/1/2033	777,559 (d)
	720,000	7.75%, due 5/1/2035	789,456 (d)
			8,720,832
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Healthcare - Products 0.1%
EUR	721,000	Avantor Funding, Inc., 3.88%, due 7/15/2028	$822,483 (j)
	$3,495,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	3,643,887 (d)
EUR	100,000	Medtronic, Inc., 4.15%, due 10/15/2053	111,667
		RAY Financing LLC
EUR	465,000	(3 mo. EUR EURIBOR + 3.75%), 5.78%, due 7/15/2031	531,984 (g)(j)
EUR	1,466,000	6.50%, due 7/15/2031	1,717,061 (j)
			6,827,082
Healthcare - Services 0.8%
		Acadia Healthcare Co., Inc.
	$100,000	5.00%, due 4/15/2029	96,629 (d)
	835,000	7.38%, due 3/15/2033	859,714 (d)
	2,125,000	Ascension Health, 3.11%, due 11/15/2039	1,641,781
EUR	1,590,000	CAB SELAS, 3.38%, due 2/1/2028	1,736,295 (j)
		CHS/Community Health Systems, Inc.
	$455,000	5.25%, due 5/15/2030	398,023 (d)
	670,000	9.75%, due 1/15/2034	674,280 (d)(h)
	2,055,000	CommonSpirit Health, 4.19%, due 10/1/2049	1,593,194
EUR	3,149,000	Ephios Subco 3 SARL, 7.88%, due 1/31/2031	3,875,604 (j)
EUR	3,332,000	Eurofins Scientific SE, 6.75%, due 4/24/2028	4,082,168 (j)(k)(l)
		HCA, Inc.
	$3,200,000	5.45%, due 4/1/2031	3,289,025
	3,100,000	5.50%, due 6/1/2033	3,164,711
		IQVIA, Inc.
EUR	952,000	2.88%, due 6/15/2028	1,075,630 (j)
	$1,300,000	6.25%, due 6/1/2032	1,333,091 (d)
		LifePoint Health, Inc.
	795,000	9.88%, due 8/15/2030	856,840 (d)
	3,010,000	10.00%, due 6/1/2032	3,124,783 (d)
		Molina Healthcare, Inc.
	895,000	3.88%, due 11/15/2030	808,161 (d)
	2,235,000	6.25%, due 1/15/2033	2,205,069 (d)
	1,190,000	Select Medical Corp., 6.25%, due 12/1/2032	1,186,922 (d)
	2,360,000	Star Parent, Inc., 9.00%, due 10/1/2030	2,481,773 (d)
	2,870,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	2,950,954 (d)
		Team Health Holdings, Inc.
	1,265,000	8.38%, due 6/30/2028	1,271,464 (d)(h)
	1,132,223	9.00% Cash/4.50% PIK, due 6/30/2028	1,221,386 (d)(m)
		Tenet Healthcare Corp.
	985,000	6.13%, due 6/15/2030	993,894
	1,055,000	6.75%, due 5/15/2031	1,085,542
	980,000	U.S. Acute Care Solutions LLC, 9.75%, due 5/15/2029	1,001,287 (d)
		UnitedHealth Group, Inc.
	565,000	(Secured Overnight Financing Rate + 0.50%), 4.84%, due 7/15/2026	566,290 (g)
	5,575,000	4.65%, due 1/15/2031	5,578,831
	1,455,000	5.30%, due 6/15/2035	1,470,329
			50,623,670
Holding Companies - Diversified 0.0%‡
EUR	2,512,000	ProGroup AG, 5.38%, due 4/15/2031	2,823,268 (j)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Home Builders 0.2%
Beazer Homes USA, Inc.
	$810,000	5.88%, due 10/15/2027	$807,898
	650,000	7.50%, due 3/15/2031	657,380 (d)
KB Home
	565,000	7.25%, due 7/15/2030	581,665
	490,000	4.00%, due 6/15/2031	449,776
	2,410,000	LGI Homes, Inc., 7.00%, due 11/15/2032	2,319,625 (d)
GBP	1,611,000	Maison Finco PLC, 6.00%, due 10/31/2027	2,106,131 (j)
GBP	1,607,000	Miller Homes Group Finco PLC, 7.00%, due 5/15/2029	2,133,788 (j)
	$1,025,000	Shea Homes LP/Shea Homes Funding Corp., 4.75%, due 2/15/2028	1,000,461
10,056,724
Home Furnishings 0.0%‡
EUR	794,000	Flos B&b Italia SpA, (3 mo. EUR EURIBOR + 3.88%), 5.85%, due 12/15/2029	875,824 (g)(j)
Whirlpool Corp.
	$805,000	6.13%, due 6/15/2030	803,080
	815,000	6.50%, due 6/15/2033	803,084
2,481,988
Household Products - Wares 0.0%‡
EUR	1,250,000	Ontex Group NV, 5.25%, due 4/15/2030	1,466,508 (j)
Insurance 1.2%
Acrisure LLC/Acrisure Finance, Inc.
	$2,125,000	8.25%, due 2/1/2029	2,199,048 (d)
	1,990,000	7.50%, due 11/6/2030	2,055,827 (d)
	365,000	6.75%, due 7/1/2032	369,562 (d)
	200,000	AIA Group Ltd., 5.63%, due 10/25/2027	205,400 (d)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
	2,610,000	6.75%, due 4/15/2028	2,645,300 (d)
	4,435,000	7.00%, due 1/15/2031	4,560,386 (d)
	345,000	6.50%, due 10/1/2031	350,011 (d)
	80,000	7.38%, due 10/1/2032	82,238 (d)
	1,655,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, due 7/15/2033	1,659,856 (d)
	1,335,000	Ardonagh Finco Ltd., 7.75%, due 2/15/2031	1,391,954 (d)
	510,000	Ardonagh Group Finance Ltd., 8.88%, due 2/15/2032	536,336 (d)
	955,000	Athene Global Funding, (Secured Overnight Financing Rate Index + 0.83%), 5.18%, due 1/7/2027	957,154 (d)(g)
	5,430,000	Athene Holding Ltd., 6.88%, due 6/28/2055	5,360,659 (k)
	1,195,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, due 5/15/2031	1,233,796 (d)
	1,660,000	BroadStreet Partners, Inc., 5.88%, due 4/15/2029	1,648,829 (d)
	671,000	Corebridge Global Funding, (Secured Overnight Financing Rate + 1.30%), 5.65%, due 9/25/2026	675,617 (d)(g)
	7,550,000	Equitable Holdings, Inc., 6.70%, due 3/28/2055	7,696,160 (k)
	200,000	FWD Group Holdings Ltd., 8.40%, due 4/5/2029	207,321 (j)
	12,270,000	GA Global Funding Trust, 5.20%, due 12/9/2031	12,269,094 (d)
Global Atlantic Fin Co.
	5,360,000	4.70%, due 10/15/2051	5,246,750 (d)(k)
	4,185,000	7.95%, due 10/15/2054	4,373,346 (d)(k)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Insurance – cont'd
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
	$435,000	7.25%, due 2/15/2031	$450,435 (d)
	1,405,000	8.13%, due 2/15/2032	1,463,184 (d)
HUB International Ltd.
	4,110,000	7.25%, due 6/15/2030	4,284,412 (d)
	540,000	7.38%, due 1/31/2032	562,274 (d)
Jones Deslauriers Insurance Management, Inc.
	605,000	8.50%, due 3/15/2030	638,304 (d)
	195,000	10.50%, due 12/15/2030	207,226 (d)
	2,305,000	Liberty Mutual Group, Inc., 4.13%, due 12/15/2051	2,243,026 (d)(k)
	565,000	Marsh & McLennan Cos., Inc., (Secured Overnight Financing Rate Index + 0.70%), 5.04%, due 11/8/2027	567,825 (g)
	3,740,000	MetLife, Inc., 6.35%, due 3/15/2055	3,838,953 (k)
	710,000	New York Life Global Funding, (Secured Overnight Financing Rate + 0.58%), 4.93%, due 8/28/2026	712,042 (d)(g)
	1,150,000	Panther Escrow Issuer LLC, 7.13%, due 6/1/2031	1,189,212 (d)
Prudential Financial, Inc.
	1,550,000	5.13%, due 3/1/2052	1,501,529 (k)
	2,340,000	6.50%, due 3/15/2054	2,430,232 (k)
	2,075,000	Reinsurance Group of America, Inc., 6.65%, due 9/15/2055	2,076,011 (k)
	495,000	USI, Inc., 7.50%, due 1/15/2032	522,624 (d)
78,411,933
Internet 0.2%
EUR	100,000	Alphabet, Inc., 3.38%, due 5/6/2037	112,590
EUR	100,000	Booking Holdings, Inc., 3.88%, due 3/21/2045	107,329
EUR	1,478,000	Engineering - Ingegneria Informatica - SpA, 11.13%, due 5/15/2028	1,785,638 (j)
	$3,180,000	Gen Digital, Inc., 6.25%, due 4/1/2033	3,241,940 (d)
Rakuten Group, Inc.
EUR	1,210,000	4.25%, due 4/22/2027	1,313,593 (j)(k)(l)
	$945,000	9.75%, due 4/15/2029	1,034,697 (d)
United Group BV
EUR	665,000	4.63%, due 8/15/2028	758,357 (j)
EUR	1,820,000	5.25%, due 2/1/2030	2,072,116 (j)
EUR	1,183,000	6.75%, due 2/15/2031	1,395,367 (j)
11,821,627
Investment Companies 0.2%
	$218,000	Abu Dhabi Developmental Holding Co. PJSC, 4.50%, due 5/6/2030	217,391 (d)
	3,365,000	Blackstone Private Credit Fund, 6.00%, due 1/29/2032	3,408,251
	10,000,000	Monroe Capital Corp., 6.57%, due 7/10/2030	9,941,378
13,567,020
Iron - Steel 0.1%
	825,000	Champion Iron Canada, Inc., 7.88%, due 7/15/2032	842,615 (d)
	1,830,000	Cleveland-Cliffs, Inc., 6.88%, due 11/1/2029	1,830,873 (d)
	200,000	CSN Inova Ventures, 6.75%, due 1/28/2028	190,213 (j)
Metinvest BV
	240,000	7.65%, due 10/1/2027	193,987 (d)
	1,990,000	7.75%, due 10/17/2029	1,520,769 (d)
	1,070,000	Periama Holdings LLC, 5.95%, due 4/19/2026	1,071,941 (j)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Iron - Steel – cont'd
	$200,000	POSCO, 4.38%, due 8/4/2025	$199,991 (d)
5,850,389
Leisure Time 0.2%
	2,370,000	Carnival Corp., 6.13%, due 2/15/2033	2,412,046 (d)
GBP	1,439,000	Deuce Finco PLC, 5.50%, due 6/15/2027	1,893,289 (j)
	$1,105,000	Lindblad Expeditions Holdings, Inc., 9.00%, due 5/15/2028	1,151,620 (d)
NCL Corp. Ltd.
	720,000	7.75%, due 2/15/2029	763,801 (d)
	725,000	6.75%, due 2/1/2032	744,662 (d)
GBP	1,417,000	Pinnacle Bidco PLC, 10.00%, due 10/11/2028	1,976,974 (j)
EUR	1,275,000	TUI Cruises GmbH, 5.00%, due 5/15/2030	1,486,619 (j)
	$1,410,000	Viking Cruises Ltd., 7.00%, due 2/15/2029	1,420,843 (d)
	1,000,000	Viking Ocean Cruises Ship VII Ltd., 5.63%, due 2/15/2029	993,364 (d)
12,843,218
Lodging 0.2%
EUR	1,100,000	Accor SA, 4.88%, due 6/6/2030	1,288,702 (j)(k)(l)
	$200,000	Fortune Star BVI Ltd., 8.50%, due 5/19/2028	205,223 (j)
	52,000	Las Vegas Sands Corp., 5.63%, due 6/15/2028	52,828
	1,975,000	Melco Resorts Finance Ltd., 5.63%, due 7/17/2027	1,969,840 (d)
MGM Resorts International
	825,000	6.13%, due 9/15/2029	836,309
	990,000	6.50%, due 4/15/2032	1,005,570
EUR	1,113,000	Motel One GmbH, 7.75%, due 4/2/2031	1,376,719 (j)
GBP	1,311,000	TVL Finance PLC, 10.25%, due 4/28/2028	1,712,612 (j)
Wynn Macau Ltd.
	$1,205,000	5.50%, due 1/15/2026	1,203,599 (d)
	200,000	5.50%, due 1/15/2026	199,767 (j)
9,851,169
Machinery - Construction & Mining 0.1%
	1,500,000	Caterpillar Financial Services Corp., (Secured Overnight Financing Rate + 0.52%), 4.86%, due 5/14/2027	1,502,352 (g)
	2,020,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	2,146,250 (d)
	3,920,000	Terex Corp., 6.25%, due 10/15/2032	3,926,105 (d)
7,574,707
Machinery - Diversified 0.3%
John Deere Capital Corp.
	850,000	(Secured Overnight Financing Rate + 0.44%), 4.79%, due 3/6/2026	850,985 (g)
	150,000	(Secured Overnight Financing Rate + 0.60%), 4.95%, due 6/11/2027	150,594 (g)
	1,775,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	1,833,231 (d)
EUR	4,171,000	TK Elevator Midco GmbH, 4.38%, due 7/15/2027	4,759,996 (j)
	$10,000,000	Toro Co., 5.27%, due 9/30/2032	10,000,000 (o)
17,594,806
Media 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
	2,335,000	5.38%, due 6/1/2029	2,293,392 (d)
	1,110,000	6.38%, due 9/1/2029	1,120,202 (d)
	2,135,000	4.75%, due 3/1/2030	2,028,664 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Media – cont'd
	$1,280,000	4.50%, due 8/15/2030	$1,197,594 (d)
	835,000	4.25%, due 2/1/2031	762,691 (d)
	2,275,000	4.50%, due 5/1/2032	2,064,254
	335,000	4.50%, due 6/1/2033	297,392 (d)
	830,000	4.25%, due 1/15/2034	715,171 (d)
Charter Communications Operating LLC/Charter Communications Operating Capital
	2,975,000	6.10%, due 6/1/2029	3,103,395
	3,825,000	5.75%, due 4/1/2048	3,385,106
	1,445,000	4.80%, due 3/1/2050	1,120,431
	11,967,000	3.70%, due 4/1/2051	7,725,154
CSC Holdings LLC
	350,000	5.50%, due 4/15/2027	338,771 (d)
	275,000	5.38%, due 2/1/2028	252,865 (d)
	1,125,000	7.50%, due 4/1/2028	908,815 (d)
	4,510,000	11.25%, due 5/15/2028	4,533,479 (d)
	900,000	11.75%, due 1/31/2029	841,850 (d)
	240,000	6.50%, due 2/1/2029	189,618 (d)
	295,000	5.75%, due 1/15/2030	145,446 (d)
	1,095,000	4.63%, due 12/1/2030	512,139 (d)
	235,000	4.50%, due 11/15/2031	156,550 (d)
	550,000	5.00%, due 11/15/2031	253,864 (d)
McGraw-Hill Education, Inc.
	770,000	5.75%, due 8/1/2028	766,961 (d)
	405,000	8.00%, due 8/1/2029	411,675 (d)
	275,000	7.38%, due 9/1/2031	285,845 (d)
	1,805,000	Midcontinent Communications, 8.00%, due 8/15/2032	1,904,549 (d)
EUR	2,725,000	UPCB Finance VII Ltd., 3.63%, due 6/15/2029	3,100,069 (j)
	$1,410,000	Virgin Media Secured Finance PLC, 5.50%, due 5/15/2029	1,378,344 (d)
GBP	2,009,000	Virgin Media Vendor Financing Notes III DAC, 4.88%, due 7/15/2028	2,566,957 (j)
Ziggo Bond Co. BV
EUR	371,000	3.38%, due 2/28/2030	366,100 (j)
EUR	400,000	6.13%, due 11/15/2032	423,262 (j)
EUR	595,000	Ziggo BV, 2.88%, due 1/15/2030	639,706 (j)
45,790,311
Metal Fabricate - Hardware 0.0%‡
EUR	246,000	Timken Co., 4.13%, due 5/23/2034	282,430
Mining 0.3%
	$1,390,000	Capstone Copper Corp., 6.75%, due 3/31/2033	1,416,616 (d)
	2,880,000	Century Aluminum Co., 6.88%, due 8/1/2032	2,909,852 (d)
	200,000	Chinalco Capital Holdings Ltd., 2.13%, due 6/3/2026	196,060 (j)
	200,000	Cia de Minas Buenaventura SAA, 6.80%, due 2/4/2032	204,270 (d)
EUR	2,357,000	Constellium SE, 5.38%, due 8/15/2032	2,773,906 (j)
Corp. Nacional del Cobre de Chile
	$2,890,000	3.15%, due 1/14/2030	2,690,096 (d)
	350,000	6.44%, due 1/26/2036	366,796 (d)
	380,000	Ivanhoe Mines Ltd., 7.88%, due 1/23/2030	381,841 (d)
Kaiser Aluminum Corp.
	1,765,000	4.63%, due 3/1/2028	1,725,279 (d)
	1,875,000	4.50%, due 6/1/2031	1,748,596 (d)
	1,900,000	Minera Mexico SA de CV, 5.63%, due 2/12/2032	1,927,360 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Mining – cont'd
	$320,000	Navoi Mining & Metallurgical Combinat, 6.75%, due 5/14/2030	$327,739 (d)
Novelis Corp.
	1,425,000	4.75%, due 1/30/2030	1,365,016 (d)
	2,255,000	6.88%, due 1/30/2030	2,323,656 (d)
	214,000	Stillwater Mining Co., 4.00%, due 11/16/2026	209,275 (d)
	1,125,000	Taseko Mines Ltd., 8.25%, due 5/1/2030	1,174,650 (d)(o)
21,741,008
Miscellaneous Manufacturer 0.2%
	5,605,000	Amsted Industries, Inc., 6.38%, due 3/15/2033	5,694,450 (d)
	760,000	Calderys Financing II LLC, 11.75% Cash/12.50% PIK, due 6/1/2028	783,125 (d)(m)
EUR	1,173,000	Ctec II GmbH, 5.25%, due 2/15/2030	1,154,542 (j)
	$960,000	Enpro, Inc., 6.13%, due 6/1/2033	968,521 (d)
	5,000,000	Orica Finance Ltd., 5.79%, due 7/15/2037	4,961,577
	725,000	Siemens Funding BV, (Secured Overnight Financing Rate + 0.64%), 4.98%, due 5/26/2028	726,725 (d)(g)
14,288,940
Multi-National 0.0%‡
	200,000	African Export-Import Bank, 2.63%, due 5/17/2026	194,398 (j)
	200,000	Banque Ouest Africaine de Developpement, 5.00%, due 7/27/2027	196,961 (j)
	200,000	Central American Bank for Economic Integration, 5.00%, due 2/9/2026	200,293 (d)
Corp. Andina de Fomento
	287,000	2.25%, due 2/8/2027	278,128
	94,000	6.00%, due 4/26/2027	96,525
	26,000	5.00%, due 1/24/2029	26,542
EUR	200,000	Dexia SA, 0.63%, due 1/17/2026	226,636 (j)
1,219,483
Oil & Gas 1.6%
	$2,555,000	3R Lux SARL, 9.75%, due 2/5/2031	2,631,650 (d)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
	3,880,000	5.88%, due 6/30/2029	3,866,120 (d)
	2,710,000	6.63%, due 10/15/2032	2,756,631 (d)
	200,000	Azule Energy Finance PLC, 8.13%, due 1/23/2030	201,486 (d)
	178,049	Borr IHC Ltd./Borr Finance LLC, 10.00%, due 11/15/2028	170,240 (j)
BP Capital Markets PLC
EUR	4,000,000	3.25%, due 3/22/2026	4,570,440 (j)(k)(l)
EUR	1,000,000	4.38%, due 8/19/2031	1,158,317 (j)(k)(l)
	$805,000	Chevron USA, Inc., (Secured Overnight Financing Rate Index + 0.36%), 4.70%, due 2/26/2027	806,344 (g)
Civitas Resources, Inc.
	270,000	8.38%, due 7/1/2028	277,648 (d)
	2,830,000	8.63%, due 11/1/2030	2,887,265 (d)
	1,070,000	9.63%, due 6/15/2033	1,100,580 (d)
	4,327,000	Comstock Resources, Inc., 6.75%, due 3/1/2029	4,278,100 (d)
	200,000	Constellation Oil Services Holding SA, 9.38%, due 11/7/2029	204,874 (d)
Crescent Energy Finance LLC
	2,345,000	7.63%, due 4/1/2032	2,291,553 (d)
	595,000	7.38%, due 1/15/2033	569,221 (d)
Diamondback Energy, Inc.
	3,820,000	6.25%, due 3/15/2053	3,789,569
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Oil & Gas – cont'd
	$3,015,000	5.75%, due 4/18/2054	$2,800,303
		Ecopetrol SA
	200,000	8.63%, due 1/19/2029	214,593
	2,655,000	4.63%, due 11/2/2031	2,292,281
	1,300,000	8.88%, due 1/13/2033	1,363,399
	1,140,000	8.38%, due 1/19/2036	1,125,792
	992,000	Geopark Ltd., 8.75%, due 1/31/2030	857,485 (d)
	2,150,000	Gran Tierra Energy, Inc., 9.50%, due 10/15/2029	1,795,722 (d)
		Hilcorp Energy I LP/Hilcorp Finance Co.
	1,375,000	5.75%, due 2/1/2029	1,350,643 (d)
	740,000	8.38%, due 11/1/2033	772,207 (d)
	2,060,000	6.88%, due 5/15/2034	1,983,556 (d)
	2,310,000	7.25%, due 2/15/2035	2,251,249 (d)
		KazMunayGas National Co. JSC
	2,680,000	5.75%, due 4/19/2047	2,350,906 (d)
	1,000,000	6.38%, due 10/24/2048	936,346 (j)
	580,000	6.38%, due 10/24/2048	543,080 (d)
	3,660,000	Kimmeridge Texas Gas LLC, 8.50%, due 2/15/2030	3,760,511 (d)
		Matador Resources Co.
	2,060,000	6.50%, due 4/15/2032	2,066,077 (d)
	210,000	6.25%, due 4/15/2033	208,044 (d)
	2,805,000	Noble Finance II LLC, 8.00%, due 4/15/2030	2,861,007 (d)
	6,585,000	Occidental Petroleum Corp., 6.05%, due 10/1/2054	6,020,243
		Permian Resources Operating LLC
	995,000	7.00%, due 1/15/2032	1,027,456 (d)
	2,965,000	6.25%, due 2/1/2033	2,982,636 (d)
	775,000	Pertamina Persero PT, 6.45%, due 5/30/2044	806,462 (d)
	200,000	Petrobras Global Finance BV, 6.00%, due 1/27/2028	202,695
		Petroleos Mexicanos
	14,000	6.49%, due 1/23/2027	14,025
	287,000	6.50%, due 3/13/2027	287,113
EUR	1,725,000	4.75%, due 2/26/2029	1,933,587 (j)
	$1,990,000	6.70%, due 2/16/2032	1,896,865
	1,875,000	6.35%, due 2/12/2048	1,438,300
	5,060,000	7.69%, due 1/23/2050	4,289,684
	600,000	QatarEnergy, 1.38%, due 9/12/2026	580,521 (j)
	1,515,000	Raizen Fuels Finance SA, 6.95%, due 3/5/2054	1,415,005 (d)
	227,000	SA Global Sukuk Ltd., 4.25%, due 10/2/2029	223,842 (d)
	1,625,000	Saudi Arabian Oil Co., 5.75%, due 7/17/2054	1,527,149 (d)
	215,000	SEPLAT Energy PLC, 9.13%, due 3/21/2030	222,004 (d)
		SierraCol Energy Andina LLC
	1,426,000	6.00%, due 6/15/2028	1,337,952 (d)
	200,000	6.00%, due 6/15/2028	187,651 (j)
	2,310,000	SM Energy Co., 7.00%, due 8/1/2032	2,287,411 (d)
	4,455,000	TGNR Intermediate Holdings LLC, 5.50%, due 10/15/2029	4,339,694 (d)
EUR	4,800,000	TotalEnergies SE, 4.50%, due 8/19/2034	5,540,021 (j)(k)(l)
	$830,000	Transocean, Inc., 8.25%, due 5/15/2029	783,861 (d)
	200,000	Trident Energy Finance PLC, 12.50%, due 11/30/2029	205,604 (d)
EUR	1,900,000	Wintershall Dea Finance 2 BV, 3.00%, due 7/20/2028	2,076,127 (j)(k)(l)
	$142,000	YPF SA, 9.50%, due 1/17/2031	150,223 (d)
			102,869,370
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Oil & Gas - Storage & Transportation 0.1%
	$4,500,000	Impala Terminals Pte. Ltd., 6.33%, due 8/6/2032	$4,507,499 (o)
Oil & Gas Services 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.
	515,000	6.88%, due 4/1/2027	515,281 (d)
	730,000	6.25%, due 4/1/2028	729,958 (d)
	1,555,000	6.63%, due 9/1/2032	1,578,054 (d)
	3,320,000	Aris Water Holdings LLC, 7.25%, due 4/1/2030	3,405,068 (d)
	1,460,000	Star Holding LLC, 8.75%, due 8/1/2031	1,430,690 (d)
	2,805,000	USA Compression Partners LP/USA Compression Finance Corp., 7.13%, due 3/15/2029	2,867,421 (d)
10,526,472
Packaging & Containers 0.3%
	350,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, due 9/1/2029	318,797 (d)
Clydesdale Acquisition Holdings, Inc.
	225,000	8.75%, due 4/15/2030	229,630 (d)
	1,945,000	6.75%, due 4/15/2032	1,992,283 (d)
EUR	600,000	Fiber Midco SpA, 10.00% cash, .75% deferred interest payable if called /mat 0.00% PIK, due 6/15/2029	624,886 (j)(m)
	$450,000	Graham Packaging Co., Inc., 7.13%, due 8/15/2028	449,301 (d)
EUR	3,357,000	Guala Closures SpA, 3.25%, due 6/15/2028	3,760,268 (j)
Mauser Packaging Solutions Holding Co.
	$1,325,000	7.88%, due 4/15/2027	1,336,562 (d)
	3,245,000	9.25%, due 4/15/2027	3,211,724 (d)
	2,980,000	Sealed Air Corp., 6.50%, due 7/15/2032	3,069,212 (d)
	185,000	Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, due 2/15/2031	192,290 (d)
	1,015,000	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, due 5/15/2030	1,039,264 (d)
Trivium Packaging Finance BV
EUR	928,000	6.63%, due 7/15/2030	1,104,910 (j)
	$765,000	8.25%, due 7/15/2030	805,576 (d)
	1,470,000	12.25%, due 1/15/2031	1,543,494 (d)
19,678,197
Pharmaceuticals 0.9%
	3,040,000	1261229 BC Ltd., 10.00%, due 4/15/2032	3,094,990 (d)
	840,000	AdaptHealth LLC, 6.13%, due 8/1/2028	834,796 (d)
Bausch Health Cos., Inc.
	1,570,000	11.00%, due 9/30/2028	1,613,175 (d)
	745,000	5.25%, due 1/30/2030	479,162 (d)
EUR	2,900,000	Bayer AG, 5.38%, due 3/25/2082	3,376,267 (j)(k)
EUR	1,258,000	Centrient Holding BV, 6.75%, due 5/30/2030	1,473,470 (j)
EUR	2,870,000	Cheplapharm Arzneimittel GmbH, 4.38%, due 1/15/2028	3,252,925 (j)
CVS Health Corp.
	$6,365,000	5.05%, due 3/25/2048	5,476,676
	1,885,000	5.63%, due 2/21/2053	1,731,925
	7,565,000	7.00%, due 3/10/2055	7,783,175 (k)
	900,000	GlaxoSmithKline Capital PLC, (Secured Overnight Financing Rate + 0.50%), 4.85%, due 3/12/2027	903,254 (g)
Grifols SA
EUR	805,000	2.25%, due 11/15/2027	907,108 (j)
EUR	980,000	3.88%, due 10/15/2028	1,097,691 (j)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Pharmaceuticals – cont'd
EUR	4,626,000	7.50%, due 5/1/2030	$5,570,244 (j)
		Gruenenthal GmbH
EUR	125,000	4.13%, due 5/15/2028	143,451 (j)
EUR	4,065,000	4.63%, due 11/15/2031	4,730,069 (j)
EUR	100,000	MSD Netherlands Capital BV, 3.75%, due 5/30/2054	104,747
EUR	1,221,000	Neopharmed Gentili SpA, 7.13%, due 4/8/2030	1,464,384 (j)
EUR	2,896,000	Nidda Healthcare Holding GmbH, 5.63%, due 2/21/2030	3,400,012 (j)
		Rossini SARL
EUR	893,508	(3 mo. EUR EURIBOR + 3.88%), 5.86%, due 12/31/2029	1,033,438 (g)(j)
EUR	1,030,000	6.75%, due 12/31/2029	1,240,446 (j)
		Teva Pharmaceutical Finance Netherlands II BV
EUR	973,000	1.63%, due 10/15/2028	1,057,523 (j)
EUR	4,993,000	4.38%, due 5/9/2030	5,840,166
EUR	2,997,000	4.13%, due 6/1/2031	3,441,241
			60,050,335
Pipelines 1.5%
		Antero Midstream Partners LP/Antero Midstream Finance Corp.
	$3,255,000	5.38%, due 6/15/2029	3,227,635 (d)
	2,950,000	6.63%, due 2/1/2032	3,032,485 (d)
	2,345,000	Buckeye Partners LP, 6.75%, due 2/1/2030	2,427,668 (d)
		CQP Holdco LP/BIP-V Chinook Holdco LLC
	455,000	5.50%, due 6/15/2031	444,497 (d)
	155,000	7.50%, due 12/15/2033	165,069 (d)
		Enbridge, Inc.
	810,000	5.90%, due 11/15/2026	822,429
	4,554,000	7.20%, due 6/27/2054	4,691,012 (k)
	3,200,000	8.25%, due 1/15/2084	3,402,362 (k)
	14,074,000	Energy Transfer LP, 6.20%, due 4/1/2055	13,801,454
	1,925,000	Excelerate Energy LP, 8.00%, due 5/15/2030	2,015,190 (d)
		Genesis Energy LP/Genesis Energy Finance Corp.
	1,825,000	7.75%, due 2/1/2028	1,843,225
	3,195,000	8.00%, due 5/15/2033	3,312,439
	10,000,000	GIP Sharon Finco Pty. Ltd., 6.23%, due 9/30/2046	10,000,000 (o)
	2,240,000	Global Partners LP/GLP Finance Corp., 7.13%, due 7/1/2033	2,274,733 (d)
		Harvest Midstream I LP
	1,290,000	7.50%, due 9/1/2028	1,305,701 (d)
	4,085,000	7.50%, due 5/15/2032	4,246,088 (d)
	2,840,000	Howard Midstream Energy Partners LLC, 7.38%, due 7/15/2032	2,936,336 (d)
	865,000	ITT Holdings LLC, 6.50%, due 8/1/2029	823,920 (d)
	3,740,000	Kinder Morgan, Inc., 5.55%, due 6/1/2045	3,510,095
		Kinetik Holdings LP
	205,000	6.63%, due 12/15/2028	209,656 (d)
	4,355,000	5.88%, due 6/15/2030	4,358,523 (d)
	12,197,000	MPLX LP, 5.95%, due 4/1/2055	11,553,821
	2,965,000	NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, due 2/15/2029	2,934,099 (d)
	4,325,000	Rockies Express Pipeline LLC, 6.75%, due 3/15/2033	4,492,819 (d)
	200,000	Southern Gas Corridor CJSC, 6.88%, due 3/24/2026	201,996 (j)
		Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
	1,355,000	5.50%, due 1/15/2028	1,342,832 (d)
	1,470,000	6.00%, due 12/31/2030	1,440,234 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Pipelines – cont'd
	$3,135,000	6.00%, due 9/1/2031	$3,072,041 (d)
	760,000	TransMontaigne Partners LLC, 8.50%, due 6/15/2030	794,457 (d)
		Venture Global LNG, Inc.
	610,000	7.00%, due 1/15/2030	618,549 (d)
	1,830,000	8.38%, due 6/1/2031	1,892,875 (d)
	580,000	9.88%, due 2/1/2032	625,787 (d)
		Venture Global Plaquemines LNG LLC
	975,000	6.50%, due 1/15/2034	1,003,032 (d)
	980,000	6.75%, due 1/15/2036	1,008,131 (d)
			99,831,190
Real Estate 0.3%
EUR	2,254,923	Adler Financing SARL, 8.25%, due 12/31/2028	2,708,423 (m)
EUR	100,000	Aroundtown SA, 1.63%, due 4/15/2026	107,353 (j)(k)(l)
EUR	1,260,000	Castellum AB, 3.13%, due 12/2/2026	1,412,136 (j)(k)(l)
	$1,305,000	Country Garden Holdings Co. Ltd., 4.80%, due 8/6/2030	99,832 (j)(p)
		CPI Property Group SA
EUR	200,000	4.88%, due 8/18/2026	221,385 (j)(k)(l)
GBP	320,000	4.00%, due 1/22/2028	402,668 (j)
EUR	1,000,000	3.75%, due 4/28/2028	1,025,895 (j)(k)(l)
EUR	741,000	7.00%, due 5/7/2029	906,685 (j)
EUR	1,060,000	1.75%, due 1/14/2030	1,051,252 (j)
EUR	2,812,000	1.50%, due 1/27/2031	2,664,783 (j)
EUR	1,134,000	7.50%, due 3/26/2031	1,243,325 (j)(k)(l)
EUR	100,000	Grand City Properties SA, 1.50%, due 3/9/2026	110,329 (j)(k)(l)
EUR	2,810,000	Heimstaden AB, 8.38%, due 1/29/2030	3,328,827 (j)
		Heimstaden Bostad AB
EUR	200,000	3.38%, due 1/15/2026	225,846 (j)(k)(l)
EUR	1,213,000	2.63%, due 2/1/2027	1,324,437 (j)(k)(l)
EUR	1,200,000	3.00%, due 10/29/2027	1,284,754 (j)(k)(l)
EUR	1,451,000	6.25%, due 12/4/2029	1,690,269 (j)(k)(l)
EUR	1,600,000	Heimstaden Bostad Treasury BV, 1.63%, due 10/13/2031	1,582,495 (j)
	$200,000	Longfor Group Holdings Ltd., 4.50%, due 1/16/2028	180,259 (j)
EUR	100,000	Public Property Invest AS, 4.63%, due 3/12/2030	116,646 (j)
			21,687,599
Real Estate Investment Trusts 0.5%
EUR	1,107,000	Alexandrite Monnet U.K. Holdco PLC, 10.50%, due 5/15/2029	1,388,970 (j)
EUR	600,000	Alstria Office AG, 5.50%, due 3/20/2031	699,842 (j)
	$1,470,000	Arbor Realty SR, Inc., 7.88%, due 7/15/2030	1,501,157 (d)
		Blackstone Mortgage Trust, Inc.
	385,000	3.75%, due 1/15/2027	373,725 (d)
	2,085,000	7.75%, due 12/1/2029	2,204,026 (d)
	1,235,000	Global Net Lease, Inc., 4.50%, due 9/30/2028	1,187,909 (d)
EUR	1,465,412	Globalworth Real Estate Investments Ltd., 6.25%, due 3/31/2029	1,699,470 (j)
	$565,000	Iron Mountain Information Management Services, Inc., 5.00%, due 7/15/2032	539,180 (d)
	315,000	Iron Mountain, Inc., 5.63%, due 7/15/2032	310,892 (d)
	380,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, due 7/15/2031	397,982 (d)
EUR	1,082,000	MPT Operating Partnership LP/MPT Finance Corp., 7.00%, due 2/15/2032	1,268,267 (j)
	$3,065,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, due 10/1/2028	3,053,055 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Real Estate Investment Trusts – cont'd
	$2,075,000	Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, due 10/15/2029	$2,069,188 (d)
		RHP Hotel Properties LP/RHP Finance Corp.
	455,000	4.50%, due 2/15/2029	442,506 (d)
	395,000	6.50%, due 4/1/2032	403,356 (d)
	660,000	6.50%, due 6/15/2033	675,891 (d)
	2,560,000	Rithm Capital Corp., 8.00%, due 7/15/2030	2,606,157 (d)
	1,260,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	1,175,895 (d)
		Service Properties Trust
	320,000	5.25%, due 2/15/2026	317,526
	490,000	4.75%, due 10/1/2026	480,822
	425,000	8.63%, due 11/15/2031	452,599 (d)
	1,250,000	Simon Property Group LP, 3.50%, due 9/1/2025	1,248,765
		Starwood Property Trust, Inc.
	605,000	7.25%, due 4/1/2029	632,733 (d)
	4,430,000	6.50%, due 7/1/2030	4,556,605 (d)
		Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
	1,555,000	6.50%, due 2/15/2029	1,512,731 (d)
	235,000	8.63%, due 6/15/2032	238,354 (d)
			31,437,603
Retail 0.7%
	215,000	Alsea SAB de CV, 7.75%, due 12/14/2026	214,957 (d)
		Asbury Automotive Group, Inc.
	420,000	4.75%, due 3/1/2030	403,377
	1,360,000	5.00%, due 2/15/2032	1,286,427 (d)
		B&M European Value Retail SA
GBP	1,232,000	8.13%, due 11/15/2030	1,724,967 (j)
GBP	798,000	6.50%, due 11/27/2031	1,063,138 (j)
	$1,860,000	Bath & Body Works, Inc., 6.63%, due 10/1/2030	1,903,879 (d)
		Bertrand Franchise Finance SAS
EUR	637,000	(3 mo. EUR EURIBOR + 3.75%), 5.77%, due 7/18/2030	707,197 (g)(j)
EUR	250,000	6.50%, due 7/18/2030	285,461 (j)
EUR	1,959,000	Bubbles Bidco SPA, 6.50%, due 9/30/2031	2,302,626 (j)
GBP	2,868,000	CD&R Firefly Bidco PLC, 8.63%, due 4/30/2029	3,930,049 (j)
EUR	3,251,000	Ceconomy AG, 6.25%, due 7/15/2029	3,924,429 (j)
	$200,000	CK Hutchison International 23 Ltd., 4.75%, due 4/21/2028	201,032 (d)
	203,000	CK Hutchison International 24 Ltd., 5.38%, due 4/26/2029	209,106 (d)
	2,040,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	2,157,584 (d)
EUR	2,087,000	Dufry One BV, 4.50%, due 5/23/2032	2,412,116 (j)
EUR	1,631,000	Eroski S Coop, 10.63%, due 4/30/2029	1,994,267 (j)
EUR	1,065,000	Fnac Darty SA, 6.00%, due 4/1/2029	1,270,556 (j)
EUR	1,582,000	Food Service Project SA, 5.50%, due 1/21/2027	1,802,152 (j)
	$2,170,000	Foundation Building Materials, Inc., 6.00%, due 3/1/2029	2,035,213 (d)
EUR	1,583,000	Fressnapf Holding SE, 5.25%, due 10/31/2031	1,848,683 (j)
EUR	1,095,000	Goldstory SAS, 6.75%, due 2/1/2030	1,303,107 (j)
	$1,515,000	LCM Investments Holdings II LLC, 8.25%, due 8/1/2031	1,601,840 (d)
	1,270,000	Patrick Industries, Inc., 6.38%, due 11/1/2032	1,270,847 (d)
	945,000	PetSmart, Inc./PetSmart Finance Corp., 7.75%, due 2/15/2029	924,761 (d)
EUR	1,586,000	PEU Fin PLC, 7.25%, due 7/1/2028	1,884,413 (j)
GBP	1,000,000	Punch Finance PLC, 7.88%, due 12/30/2030	1,348,984 (j)
	$2,475,000	QXO Building Products, Inc., 6.75%, due 4/30/2032	2,548,691 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Retail – cont'd
GBP	906,000	Waga Bondco Ltd., 8.50%, due 6/15/2030	$1,167,792 (j)
		Walgreens Boots Alliance, Inc.
EUR	2,910,000	2.13%, due 11/20/2026	3,312,774
	$200,000	8.13%, due 8/15/2029	214,686
	125,000	4.80%, due 11/18/2044	122,364
	615,000	Walmart, Inc., (Secured Overnight Financing Rate Index + 0.43%), 4.78%, due 4/28/2027	617,505 (g)
			47,994,980
Savings & Loans 0.2%
		Nationwide Building Society
EUR	100,000	4.00%, due 3/18/2028	116,866 (j)(k)
	$5,455,000	4.13%, due 10/18/2032	5,320,597 (d)(k)
	5,600,000	5.54%, due 7/14/2036	5,659,706 (d)(k)
			11,097,169
Semiconductors 1.1%
	9,350,000	Broadcom, Inc., 3.14%, due 11/15/2035	7,848,138 (d)
		Foundry JV Holdco LLC
	7,720,000	6.25%, due 1/25/2035	8,041,672 (d)
	3,875,000	6.10%, due 1/25/2036	3,960,052 (d)
	10,159,000	6.30%, due 1/25/2039	10,456,259 (d)
		Intel Corp.
	570,000	4.88%, due 2/10/2026	570,316
	7,265,000	4.90%, due 8/5/2052	5,821,567
	10,635,000	5.60%, due 2/21/2054	9,397,412
	7,731,000	Marvell Technology, Inc., 5.95%, due 9/15/2033	8,154,867
	15,395,000	Micron Technology, Inc., 6.05%, due 11/1/2035	16,022,689
		SK Hynix, Inc.
	200,000	6.25%, due 1/17/2026	200,922 (d)
	200,000	6.38%, due 1/17/2028	207,957 (d)
			70,681,851
Software 0.9%
		AppLovin Corp.
	13,030,000	5.50%, due 12/1/2034	13,179,556
	8,268,000	5.95%, due 12/1/2054	8,056,038
	3,015,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	2,963,902 (d)
	2,060,000	Capstone Borrower, Inc., 8.00%, due 6/15/2030	2,140,793 (d)
		Cloud Software Group, Inc.
	1,370,000	6.50%, due 3/31/2029	1,383,542 (d)
	2,465,000	9.00%, due 9/30/2029	2,550,932 (d)
	1,900,000	8.25%, due 6/30/2032	2,023,179 (d)
	780,000	Ellucian Holdings, Inc., 6.50%, due 12/1/2029	790,153 (d)
	1,180,000	Fair Isaac Corp., 6.00%, due 5/15/2033	1,185,541 (d)
EUR	100,000	Fiserv Funding ULC, 2.88%, due 6/15/2028	114,819
		Oracle Corp.
	$950,000	1.65%, due 3/25/2026	931,374
	11,663,000	6.00%, due 8/3/2055	11,424,427
	7,335,000	Synopsys, Inc., 5.15%, due 4/1/2035	7,361,038
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Software – cont'd
	$4,840,000	UKG, Inc., 6.88%, due 2/1/2031	$4,969,059 (d)
			59,074,353
Telecommunications 1.9%
		Altice France SA
EUR	1,209,000	3.38%, due 1/15/2028	1,205,177 (j)
	$1,395,000	5.50%, due 1/15/2028	1,239,806 (d)
EUR	4,679,000	4.13%, due 1/15/2029	4,699,579 (j)
	$1,470,000	AT&T, Inc., 1.70%, due 3/25/2026	1,443,324
		Bell Telephone Co. of Canada or Bell Canada
	5,315,000	6.88%, due 9/15/2055	5,407,550 (k)
	1,805,000	7.00%, due 9/15/2055	1,831,877 (k)
		British Telecommunications PLC
EUR	1,744,000	5.13%, due 10/3/2054	2,085,706 (j)(k)
GBP	6,235,000	8.38%, due 12/20/2083	8,866,356 (j)(k)
		CommScope LLC
	$435,000	8.25%, due 3/1/2027	436,005 (d)
	1,280,000	9.50%, due 12/15/2031	1,347,924 (d)
	200,000	Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, due 8/1/2032	202,013 (d)(h)
		EchoStar Corp.
	2,120,000	10.75%, due 11/30/2029	2,233,950
	173,950	6.75% Cash/6.75% PIK, due 11/30/2030	164,818 (m)
EUR	1,700,000	Eutelsat SA, 2.25%, due 7/13/2027	1,886,850 (j)
		Fibercop SpA
EUR	897,000	6.88%, due 2/15/2028	1,101,077 (j)
EUR	2,771,000	7.88%, due 7/31/2028	3,517,165 (j)
EUR	2,422,000	1.63%, due 1/18/2029	2,584,491
	$1,380,000	6.38%, due 11/15/2033	1,336,792 (d)
	830,000	6.00%, due 9/30/2034	783,975 (d)
		Iliad Holding SASU
EUR	3,210,000	5.63%, due 10/15/2028	3,731,216 (j)
	$720,000	7.00%, due 10/15/2028	730,796 (d)
EUR	2,720,000	6.88%, due 4/15/2031	3,337,937 (j)
	$655,000	8.50%, due 4/15/2031	702,606 (d)
	560,000	7.00%, due 4/15/2032	574,778 (d)
EUR	1,210,000	Koninklijke KPN NV, 6.00%, due 9/21/2027	1,471,748 (j)(k)(l)
		Level 3 Financing, Inc.
	$620,000	4.88%, due 6/15/2029	581,250 (d)
	225,000	3.75%, due 7/15/2029	188,620 (d)
	375,752	11.00%, due 11/15/2029	426,018 (d)
	740,000	4.50%, due 4/1/2030	666,000 (d)
	460,000	10.75%, due 12/15/2030	518,075 (d)
	2,770,000	6.88%, due 6/30/2033	2,806,992 (d)
EUR	6,356,000	Lorca Telecom Bondco SA, 4.00%, due 9/18/2027	7,257,288 (j)
	$200,000	NTT Finance Corp., (Secured Overnight Financing Rate + 1.08%), 5.46%, due 7/16/2028	201,891 (d)(g)
EUR	800,000	Odido Group Holding BV, 5.50%, due 1/15/2030	922,421 (j)
EUR	2,720,000	Odido Holding BV, 3.75%, due 1/15/2029	3,088,428 (j)
	$2,105,000	Oztel Holdings SPC Ltd., 6.63%, due 4/24/2028	2,193,434 (d)
EUR	1,476,000	PLT VII Finance SARL, 6.00%, due 6/15/2031	1,756,427 (j)
EUR	2,600,000	Proximus SADP, 4.75%, due 7/2/2031	2,998,602 (j)(k)(l)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Telecommunications – cont'd
		Rogers Communications, Inc.
	$6,395,000	7.00%, due 4/15/2055	$6,538,065 (k)
	2,000,000	7.13%, due 4/15/2055	2,046,606 (k)
		Telecom Italia SpA
EUR	1,153,000	6.88%, due 2/15/2028	1,426,190 (j)
EUR	968,000	7.88%, due 7/31/2028	1,239,910 (j)
		Telefonica Europe BV
EUR	1,800,000	7.13%, due 8/23/2028	2,265,214 (j)(k)(l)
EUR	1,000,000	6.14%, due 2/3/2030	1,235,087 (j)(k)(l)
EUR	1,800,000	6.75%, due 6/7/2031	2,284,433 (j)(k)(l)
EUR	3,200,000	5.75%, due 1/15/2032	3,829,835 (j)(k)(l)
EUR	600,000	2.88%, due 6/24/2027	674,764 (j)(k)(l)
	$885,000	T-Mobile USA, Inc., 2.63%, due 4/15/2026	872,463
		Verizon Communications, Inc.
	180,000	1.45%, due 3/20/2026	176,746
EUR	100,000	3.75%, due 2/28/2036	114,657
	$183,055	VF Ukraine PAT via VFU Funding PLC, 9.63%, due 2/11/2027	174,386 (j)
		Vmed O2 U.K. Financing I PLC
GBP	3,281,000	4.50%, due 7/15/2031	3,933,566 (j)
EUR	1,940,000	5.63%, due 4/15/2032	2,287,769 (j)
		Vodafone Group PLC
	$3,715,000	5.75%, due 6/28/2054	3,547,995
EUR	1,076,000	4.20%, due 10/3/2078	1,258,428 (j)(k)
GBP	913,000	4.88%, due 10/3/2078	1,202,594 (j)(k)
EUR	1,998,000	3.00%, due 8/27/2080	2,205,393 (j)(k)
EUR	4,300,000	6.50%, due 8/30/2084	5,402,897 (j)(k)
	$2,170,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/1/2031	2,271,751 (d)
	1,370,000	Zayo Group Holdings, Inc., 4.00%, due 3/1/2027	1,301,327 (d)
EUR	1,558,000	Zegona Finance PLC, 6.75%, due 7/15/2029	1,884,592 (j)
			124,703,630
Transportation 0.1%
GBP	1,503,000	Edge Finco PLC, 8.13%, due 8/15/2031	2,103,970 (j)
EUR	100,000	FedEx Corp., 4.13%, due 7/30/2037	114,271
EUR	100,000	Mobico Group PLC, 4.88%, due 9/26/2031	93,018 (j)
	$450,377	MV24 Capital BV, 6.75%, due 6/1/2034	447,832 (d)
	4,830,000	XPO, Inc., 7.13%, due 2/1/2032	5,020,703 (d)
			7,779,794
Trucking & Leasing 0.0%‡
	1,235,000	FTAI Aviation Investors LLC, 7.00%, due 6/15/2032	1,278,980 (d)
Water 0.2%
EUR	2,735,000	Holding d'Infrastructures des Metiers de l'Environnement, 4.88%, due 10/24/2029	3,252,458 (j)
		Veolia Environnement SA
EUR	3,800,000	2.25%, due 1/20/2026	4,314,532 (j)(k)(l)
EUR	3,000,000	5.99%, due 11/22/2028	3,676,004 (j)(k)(l)
			11,242,994
Total Corporate Bonds (Cost $2,014,510,096)			2,044,657,113
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Loan Assignments(g) 0.4%
Capital Markets 0.1%
	$3,980,000	Guggenheim Partners LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.80%, due 11/26/2031	$3,988,955
Diversified Telecommunication Services 0.1%
	5,994,916	CommScope, Inc., Term Loan, (1 mo. USD Term SOFR + 5.25%), 9.61%, due 12/17/2029	6,088,976
Household Products 0.0%‡
	1,189,728	Kronos Acquisition Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 4.00%), 8.30%, due 7/8/2031	1,011,269
Machinery 0.1%
	6,457,469	EMRLD Borrower LP, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.86%, due 8/4/2031	6,457,921
Media 0.1%
	4,776,000	Charter Communications Operating LLC, Term Loan B5, (3 mo. USD Term SOFR + 2.25%), 6.54%, due 12/15/2031	4,772,418
	3,980,000	UFC Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 6.57%, due 11/21/2031	3,989,154
			8,761,572
Oil, Gas & Consumable Fuels 0.0%‡
	3,887,837	New Fortress Energy, Inc., Term Loan B, (3 mo. USD Term SOFR + 5.50%), 9.81%, due 10/30/2028	1,773,826
Total Loan Assignments (Cost $28,254,042)			28,082,519
Foreign Government Securities 3.8%
	224,000	Abu Dhabi Government International Bonds, 4.88%, due 4/30/2029	229,589 (j)
		Angolan Government International Bonds
	200,000	9.50%, due 11/12/2025	201,009 (j)
	2,105,000	8.00%, due 11/26/2029	1,962,294 (d)
	760,000	8.75%, due 4/14/2032	690,787 (d)
	5,895,000	9.38%, due 5/8/2048	4,771,879 (d)
	3,795,000	9.13%, due 11/26/2049	3,001,907 (d)
		Argentine Republic Government International Bonds
	460,786	1.00%, due 7/9/2029	374,158
	3,108,752	0.75%, due 7/9/2030	2,404,278 (n)
	2,400,000	4.13%, due 7/9/2035	1,584,000 (n)
		Autonomous Community of Catalonia
EUR	4,000,000	5.48%, due 5/11/2029	4,943,539
EUR	8,000,000	5.74%, due 2/15/2033	10,246,419 (j)
		Autonomous Community of Madrid
EUR	4,000,000	3.60%, due 4/30/2033	4,723,670 (j)
EUR	90,000	3.46%, due 4/30/2034	104,888 (j)
	$200,000	Baiterek National Managing Holding JSC, 5.45%, due 5/8/2028	201,678 (d)
		Bank Gospodarstwa Krajowego
EUR	150,000	5.13%, due 2/22/2033	188,330 (j)
EUR	100,000	4.25%, due 3/18/2037	115,127 (j)
EUR	123,000	4.38%, due 3/13/2039	140,390 (j)
EUR	100,000	Banque et Caisse d'Epargne de l'Etat, 3.25%, due 3/19/2031	115,063 (j)(k)
	$500,000	Bermuda Government International Bonds, 3.72%, due 1/25/2027	490,805 (j)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
EUR	430,000	BNG Bank NV, 2.50%, due 5/21/2030	$489,521 (j)
		Brazil Government International Bonds
	$200,000	5.50%, due 11/6/2030	200,190
	2,000,000	6.13%, due 1/22/2032	2,033,560
	1,250,000	6.00%, due 10/20/2033	1,234,421
	800,000	7.13%, due 5/13/2054	768,000
		Brazil Notas do Tesouro Nacional
BRL	9,105,000	10.00%, due 1/1/2029	1,476,580
BRL	6,760,000	10.00%, due 1/1/2031	1,040,876
BRL	2,000,000	10.00%, due 1/1/2033	296,340
BRL	62,020,000	10.00%, due 1/1/2035	8,885,806
		Bulgaria Government International Bonds
EUR	60,000	3.63%, due 9/5/2032	70,497 (j)
EUR	90,000	3.50%, due 5/7/2034	103,460 (j)
EUR	90,000	3.38%, due 7/18/2035	101,413 (j)
EUR	113,000	4.88%, due 5/13/2036	142,240 (j)
EUR	73,000	4.13%, due 5/7/2038	84,383 (j)
		Bundesrepublik Deutschland Bundesanleihe
EUR	386,218	0.00%, due 8/15/2031	383,659 (j)
EUR	295,000	0.00%, due 2/15/2032	288,310 (j)
EUR	85,000	4.75%, due 7/4/2034	113,665 (j)
EUR	136,900	2.50%, due 8/15/2046	141,918 (j)
EUR	300,000	Cassa Depositi e Prestiti SpA, 2.00%, due 4/20/2027	340,736 (j)
		Colombia Government International Bonds
EUR	100,000	3.88%, due 3/22/2026	114,404
	$440,000	4.50%, due 3/15/2029	421,300
	930,000	3.00%, due 1/30/2030	816,540
	290,000	7.38%, due 4/25/2030	303,775
	1,500,000	3.25%, due 4/22/2032	1,217,250
	400,000	7.50%, due 2/2/2034	405,600
	1,510,000	8.00%, due 11/14/2035	1,547,750
	1,340,000	8.75%, due 11/14/2053	1,360,100
	760,000	8.38%, due 11/7/2054	739,792
		Colombian TES
COP	10,451,500,000	7.00%, due 6/30/2032	1,962,661
COP	1,270,000,000	13.25%, due 2/9/2033	323,316
COP	14,354,500,000	7.25%, due 10/18/2034	2,566,638
	$1,625,000	Costa Rica Government International Bonds, 7.16%, due 3/12/2045	1,681,355 (j)
EUR	100,000	Croatia Government International Bonds, 3.25%, due 2/11/2037	112,028 (j)
EUR	120,000	Denmark Government International Bonds, 2.25%, due 10/2/2026	137,245 (j)
	$200,000	Development Bank of Mongolia LLC, 8.50%, due 7/3/2028	201,487 (j)
		Dominican Republic International Bonds
	233,333	8.63%, due 4/20/2027	241,407 (j)
	1,395,000	7.05%, due 2/3/2031	1,467,331 (d)
	1,860,000	6.95%, due 3/15/2037	1,905,570 (d)
	2,420,000	6.85%, due 1/27/2045	2,417,580 (d)
	2,155,000	7.15%, due 2/24/2055	2,190,557 (d)
	3,555,000	Eagle Funding Luxco SARL, 5.50%, due 8/17/2030	3,570,997 (d)(h)
		Ecuador Government International Bonds
	753,147	6.90%, due 7/31/2030	660,510 (d)
	400,000	6.90%, due 7/31/2030	350,800 (j)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
	$1,090,328	6.90%, due 7/31/2035	$813,930 (d)
		Egypt Government International Bonds
	300,000	7.60%, due 3/1/2029	302,328 (j)
	320,000	8.63%, due 2/4/2030	324,522 (j)
	3,765,000	8.50%, due 1/31/2047	3,057,800 (d)
	1,055,000	8.88%, due 5/29/2050	878,377 (d)
		El Salvador Government International Bonds
	251,000	8.63%, due 2/28/2029	260,287 (j)
	160,000	0.25%, due 4/17/2030	3,244 (d)
	160,000	9.25%, due 4/17/2030	169,354 (d)
	345,000	9.50%, due 7/15/2052	348,450 (d)
EUR	200,000	European Financial Stability Facility, 3.00%, due 7/10/2030	233,373 (j)
		European Union
EUR	230,000	2.00%, due 10/4/2027	261,887 (j)
EUR	350,000	2.63%, due 7/4/2028	404,013 (j)
EUR	1,000,000	3.13%, due 12/4/2030	1,174,843 (j)
EUR	180,000	2.50%, due 12/4/2031	203,345 (j)
EUR	81,000	2.75%, due 12/13/2032	92,116 (j)
EUR	60,000	3.38%, due 10/4/2039	67,747 (j)
EUR	85,000	3.75%, due 10/12/2045	97,201 (j)
		French Republic Government Bonds OAT
EUR	240,000	2.70%, due 2/25/2031	272,944 (j)
EUR	447,142	1.25%, due 5/25/2038	387,200 (j)
EUR	1,591,000	1.50%, due 5/25/2050	1,102,407 (j)
EUR	47,300	1.75%, due 5/25/2066	28,489 (j)
EUR	166,308	French Republic Government Bonds OAT, Inflation-Linked, 0.60%, due 7/25/2034	179,319 (c)(j)
		Ghana Government International Bonds
	$3,200	0.00%, due 7/3/2026	3,066 (d)
	48,400	5.00%, due 7/3/2029	45,995 (d)(n)
	200,000	5.00%, due 7/3/2029	190,047 (j)(n)
	8,368	0.00%, due 1/3/2030	6,970 (d)
	69,600	5.00%, due 7/3/2035	55,882 (d)(n)
		Guatemala Government Bonds
	200,000	5.25%, due 8/10/2029	198,798 (j)
	1,150,000	6.88%, due 8/15/2055	1,141,099 (d)
		Hellenic Republic Government Bonds
EUR	79,000	3.38%, due 6/15/2034	91,169 (j)
EUR	346,000	4.38%, due 7/18/2038	423,876 (j)
		Hungary Government Bonds
HUF	1,661,870,000	3.25%, due 10/22/2031	3,906,042
HUF	905,720,000	2.25%, due 6/22/2034	1,777,481
		Hungary Government International Bonds
	$300,000	5.38%, due 9/26/2030	303,876 (j)
	1,910,000	5.50%, due 3/26/2036	1,847,781 (d)
EUR	85,000	4.88%, due 3/22/2040	95,602 (j)
	$4,000,000	Indonesia Government International Bonds, 4.63%, due 4/15/2043	3,632,551 (d)
		Indonesia Treasury Bonds
IDR	26,460,000,000	7.00%, due 9/15/2030	1,658,601
IDR	23,174,000,000	7.00%, due 2/15/2033	1,444,935
IDR	72,989,000,000	6.63%, due 2/15/2034	4,443,193
IDR	11,438,000,000	6.75%, due 7/15/2035	703,315
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
		Italy Buoni Poliennali Del Tesoro
EUR	337,000	3.45%, due 7/15/2027	$393,938 (j)
EUR	90,000	0.95%, due 9/15/2027	100,288 (j)
EUR	130,000	2.70%, due 10/15/2027	149,929 (j)
EUR	125,000	3.25%, due 7/15/2032	144,052 (j)
EUR	211,000	3.85%, due 2/1/2035	249,440 (j)
EUR	91,000	3.65%, due 8/1/2035	105,277 (j)
EUR	209,000	1.45%, due 3/1/2036	195,071 (j)
EUR	109,000	4.05%, due 10/30/2037	129,036 (j)
EUR	340,000	4.15%, due 10/1/2039	401,226 (j)
EUR	666,000	3.85%, due 10/1/2040	754,128 (j)
EUR	243,000	1.80%, due 3/1/2041	208,997 (j)
		Italy Buoni Poliennali Del Tesoro, Inflation-Linked
EUR	76,448	2.00%, due 3/14/2028	89,408 (c)(j)
EUR	89,926	1.60%, due 11/22/2028	104,200 (c)(j)
EUR	116,654	1.50%, due 5/15/2029	135,921 (c)(j)
EUR	62,965	2.55%, due 5/15/2056	73,006 (c)(j)
		Ivory Coast Government International Bonds
EUR	800,000	5.25%, due 3/22/2030	889,883 (j)
EUR	100,000	5.88%, due 10/17/2031	110,907 (j)
	$80,450	5.75%, due 12/31/2032	76,943 (j)
	3,715,000	6.13%, due 6/15/2033	3,437,062 (d)
	1,335,000	8.08%, due 4/1/2036	1,314,830 (d)
	330,000	8.25%, due 1/30/2037	326,145 (d)
		Kingdom of Belgium Government Bonds
EUR	58,200	3.10%, due 6/22/2035	65,776 (j)
EUR	172,097	1.45%, due 6/22/2037	159,178 (j)
EUR	50,000	3.45%, due 6/22/2042	54,882 (j)
EUR	112,000	Kommunekredit, 0.88%, due 11/3/2036	100,078 (j)
	$200,000	Korea Electric Power Corp., 5.38%, due 7/31/2026	201,857 (d)
	400,000	Korea Housing Finance Corp., 4.63%, due 2/24/2028	402,463 (d)
	200,000	Korea Hydro & Nuclear Power Co. Ltd., 5.00%, due 7/18/2028	202,973 (d)
EUR	108,000	Latvia Government International Bonds, 2.88%, due 5/21/2030	123,549 (j)
EUR	137,000	Lithuania Government International Bonds, 3.50%, due 2/13/2034	158,316 (j)
		Mexico Bonos
MXN	6,350,000	8.50%, due 5/31/2029	334,811
MXN	56,380,000	7.75%, due 5/29/2031	2,835,318
MXN	598,530,000	7.75%, due 11/23/2034	28,728,488
		Mexico Government International Bonds
	$1,750,000	6.00%, due 5/7/2036	1,715,000
	2,270,000	6.34%, due 5/4/2053	2,073,645
	1,160,000	6.40%, due 5/7/2054	1,063,140
	3,045,000	7.38%, due 5/13/2055	3,136,350
		MFB Magyar Fejlesztesi Bank Zrt
	200,000	6.50%, due 6/29/2028	206,846 (j)
EUR	100,000	4.38%, due 6/27/2030	116,890 (j)
		Netherlands Government Bonds
EUR	263,397	0.00%, due 7/15/2030	267,534 (j)
EUR	255,658	0.00%, due 7/15/2031	252,014 (j)
EUR	350,633	4.00%, due 1/15/2037	439,716 (j)
	$200,000	Nigeria Government International Bonds, 8.38%, due 3/24/2029	205,286 (j)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
		Oman Government International Bonds
	$935,000	6.50%, due 3/8/2047	$981,773 (d)
	1,745,000	7.00%, due 1/25/2051	1,932,917 (d)
		Panama Government International Bonds
	100,000	8.88%, due 9/30/2027	108,197
	160,000	9.38%, due 4/1/2029	179,302
	780,000	7.50%, due 3/1/2031	835,458
	1,675,000	2.25%, due 9/29/2032	1,282,313
	4,985,000	6.40%, due 2/14/2035	4,903,994
	1,655,000	Paraguay Government International Bonds, 5.40%, due 3/30/2050	1,439,850 (d)
		Peru Government Bonds
PEN	21,364,000	6.15%, due 8/12/2032	6,179,915
PEN	717,000	5.40%, due 8/12/2034	188,540
PEN	9,333,000	Peruvian Government International Bonds, 6.90%, due 8/12/2037	2,629,591 (j)
		Portugal Obrigacoes do Tesouro OT
EUR	82,000	1.95%, due 6/15/2029	92,540 (j)
EUR	143,000	1.65%, due 7/16/2032	152,125 (j)
EUR	100,000	Province of Ontario, 3.25%, due 7/3/2035	113,609 (j)
	$94,090	Provincia de Buenos Aires Government Bonds, 6.63%, due 9/1/2037	66,362 (j)
	125,000	Provincia de Cordoba, 9.75%, due 7/2/2032	126,250 (j)
	1,270,000	Qatar Government International Bonds, 4.40%, due 4/16/2050	1,082,539 (d)
EUR	353,000	Republic of Austria Government Bonds, 0.90%, due 2/20/2032	359,860 (j)
		Republic of Poland Government Bonds
PLN	3,026,000	4.75%, due 7/25/2029	808,788
PLN	14,657,000	6.00%, due 10/25/2033	4,095,760
PLN	3,140,000	5.00%, due 10/25/2034	814,905
		Republic of Poland Government International Bonds
	$95,000	4.63%, due 3/18/2029	96,016
EUR	125,000	3.13%, due 7/7/2032	142,235 (j)
EUR	90,000	3.88%, due 7/7/2037	102,596 (j)
		Republic of South Africa Government Bonds
ZAR	24,241,794	8.00%, due 1/31/2030	1,318,321
ZAR	33,980,035	8.25%, due 3/31/2032	1,804,323
ZAR	35,638,725	8.88%, due 2/28/2035	1,862,384
ZAR	9,479,631	8.50%, due 1/31/2037	461,868
		Republic of South Africa Government International Bonds
	$1,140,000	7.10%, due 11/19/2036	1,132,155 (d)
	1,680,000	5.65%, due 9/27/2047	1,259,582
	880,000	5.75%, due 9/30/2049	651,987
	4,170,000	7.95%, due 11/19/2054	3,962,938 (d)
		Romania Government Bonds
RON	10,790,000	4.85%, due 7/25/2029	2,222,386
RON	18,715,000	8.25%, due 9/29/2032	4,403,342
RON	3,480,000	7.10%, due 7/31/2034	776,347
RON	395,000	4.75%, due 10/11/2034	74,401
		Romania Government International Bonds
	$234,000	3.00%, due 2/27/2027	226,885 (j)
EUR	50,000	2.88%, due 5/26/2028	56,151 (j)
	$390,000	5.88%, due 1/30/2029	396,030 (j)
EUR	320,000	6.63%, due 9/27/2029	396,796 (j)
	$1,530,000	5.75%, due 9/16/2030	1,536,847 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
	$3,430,000	3.00%, due 2/14/2031	$3,000,505 (j)
EUR	270,000	5.38%, due 3/22/2031	315,395 (j)
EUR	176,000	6.38%, due 9/18/2033	212,530 (j)
	$1,530,000	6.63%, due 5/16/2036	1,528,087 (d)
EUR	255,000	6.75%, due 7/11/2039	299,036 (j)
		Saudi Government International Bonds
	$2,285,000	5.63%, due 1/13/2035	2,386,821 (d)
	3,995,000	3.25%, due 11/17/2051	2,591,996 (d)
	1,095,000	3.75%, due 1/21/2055	750,123 (d)
	1,150,000	Serbia International Bonds, 6.00%, due 6/12/2034	1,172,807 (d)
EUR	123,000	Slovakia Government Bonds, 3.75%, due 2/27/2040	137,421 (j)
		Spain Government Bonds
EUR	910,000	1.45%, due 10/31/2027	1,023,694 (j)
EUR	130,000	3.15%, due 4/30/2033	150,081 (j)
EUR	157,000	3.55%, due 10/31/2033	185,640 (j)
EUR	130,000	3.25%, due 4/30/2034	149,954 (j)
EUR	141,000	3.20%, due 10/31/2035	159,904 (j)
EUR	66,000	0.85%, due 7/30/2037	56,237 (j)
EUR	213,000	0.85%, due 7/30/2037	181,493 (j)
EUR	86,000	3.50%, due 1/31/2041	95,579 (j)
EUR	29,000	1.00%, due 7/30/2042	21,797 (j)
EUR	211,000	4.00%, due 10/31/2054	237,944 (j)
		Sri Lanka Government International Bonds
	$45,760	4.00%, due 4/15/2028	43,358 (d)
	52,002	3.10%, due 1/15/2030	46,672 (d)(n)
	102,001	3.35%, due 3/15/2033	83,423 (d)(n)
	68,874	3.60%, due 6/15/2035	48,811 (d)(n)
	47,800	3.60%, due 5/15/2036	40,104 (d)(n)
	95,641	3.60%, due 2/15/2038	80,168 (d)(n)
EUR	224,000	State of North Rhine-Westphalia, 0.13%, due 6/4/2031	221,062 (j)
		Turkiye Government International Bonds
	$200,000	9.38%, due 3/14/2029	220,090
	1,540,000	7.13%, due 2/12/2032	1,557,557
	2,860,000	5.75%, due 5/11/2047	2,184,300
	200,000	Turkiye Ihracat Kredi Bankasi AS, 9.00%, due 1/28/2027	209,637 (d)
		Ukraine Government International Bonds
	39,872	4.50%, due 2/1/2029	24,068 (j)(n)
	104,581	0.00%, due 2/1/2030	48,693 (d)(n)
	5,445	0.00%, due 2/1/2030	2,535 (j)(n)
	390,805	0.00%, due 2/1/2034	145,797 (d)(n)
	20,347	0.00%, due 2/1/2034	7,610 (j)(n)
	287,180	1.75%, due 2/1/2034	145,117 (d)(n)
	34,888	4.50%, due 2/1/2034	17,807 (j)(n)
	330,258	0.00%, due 2/1/2035	152,815 (d)(n)
	17,194	0.00%, due 2/1/2035	7,964 (j)(n)
	670,088	1.75%, due 2/1/2035	341,079 (d)(n)
	24,920	4.50%, due 2/1/2035	12,680 (j)(n)
	275,215	0.00%, due 2/1/2036	127,248 (d)(n)
	14,329	0.00%, due 2/1/2036	6,654 (j)(n)
	957,269	1.75%, due 2/1/2036	471,931 (d)(n)
GBP	137,657	United Kingdom Gilt, 4.00%, due 10/22/2063	142,192 (j)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
	$3,500,000	Uruguay Government International Bonds, 5.10%, due 6/18/2050	$3,207,085
	200,000	Uzbekneftegaz JSC, 4.75%, due 11/16/2028	187,001 (j)
EUR	6,000,000	Xunta de Galicia, 3.30%, due 4/30/2031	6,997,123 (j)
	$212,118	Zambia Government International Bonds, 5.75%, due 6/30/2033	197,409 (j)(n)
Total Foreign Government Securities (Cost $254,584,081)			249,161,842

Municipal Notes 0.5%
California 0.1%
	1,370,000	Bay Area Toll Authority Toll Bridge Revenue (Build America Bonds), Series 2010-S1, 7.04%, due 4/1/2050	1,554,498
	1,370,000	California State General Obligation (Build America Bonds), Series 2010, 7.63%, due 3/1/2040	1,626,725
	2,055,000	California State University Revenue Refunding, Series 2020-B, 2.98%, due 11/1/2051	1,361,316
	2,120,000	Foothill-Eastern Transportation Corridor Agency Toll Road Revenue Refunding, Series 2019-A, (AG), 3.92%, due 1/15/2053	1,595,170
	1,105,000	Los Angeles Community College District General Obligation (Build America Bonds), Series 2010, 6.75%, due 8/1/2049	1,202,372
	1,710,000	University of California Regents Medical Center Pooled Revenue, Series 2020-N, 3.01%, due 5/15/2050	1,091,712
			8,431,793
Massachusetts 0.0%‡
	1,060,000	Massachusetts State Education Financing Authority Revenue Refunding, Series 2018-A, 4.08%, due 7/1/2027	1,054,208
Michigan 0.0%‡
	1,770,000	Michigan Finance Authority Hospital Revenue Refunding (Trinity Health Credit Group), Series 2019-T, 3.38%, due 12/1/2040	1,464,095
Nevada 0.0%‡
	2,055,000	Clark County Nevada General Obligation (Las Vegas Convention & Visitors Authority), Series 2019-D, 3.23%, due 7/1/2044	1,523,363
New Jersey 0.0%‡
	695,000	Atlantic City General Obligation Refunding, Series 2018-A, (ST AID WITHHLDG), 4.29%, due 9/1/2026	693,842
	545,000	New Jersey State Housing & Mortgage Finance Agency Revenue Refunding (Single Family Housing), Series 2018-BB, 3.80%, due 10/1/2032	536,286
	700,000	New Jersey Turnpike Authority Revenue (Build America Bonds), Series 2010-A, 7.10%, due 1/1/2041	800,141
			2,030,269
New York 0.1%
	2,740,000	New York State Dormitory Authority Revenue Non State Supported Debt Refunding (New York University), Series 2020-B, 2.69%, due 7/1/2040	2,059,876
Ohio 0.1%
	2,055,000	Highland Local School District General Obligation Refunding, Series 2020, 3.19%, due 12/1/2049	1,454,374
	2,055,000	JobsOhio Beverage Systems Statewide Liquor Profits Revenue Refunding, Series 2020-A, 2.83%, due 1/1/2038	1,685,581
	2,230,000	Ohio State Turnpike Commission Junior Lien Revenue Refunding (Infrastructure Project), Series 2020-A, 3.22%, due 2/15/2048	1,599,449
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Ohio – cont'd
$2,055,000	Ohio University General Receipt Athens Revenue Refunding, Series 2020, 2.91%, due 12/1/2043	$1,468,249
		6,207,653
Pennsylvania 0.1%
2,055,000	Commonwealth Financing Authority Revenue Refunding, Series 2020-C, 3.53%, due 6/1/2042	1,694,364
750,000	Pennsylvania Turnpike Commission Revenue Refunding (Motor License Fund), Series 2020, 3.25%, due 12/1/2043	561,119
		2,255,483
Texas 0.1%
2,125,000	Central Texas Turnpike System First Tier Revenue Refunding, Series 2020-C, 3.03%, due 8/15/2041	1,598,767
1,710,000	Dallas Area Rapid Transit Sales Tax Revenue Refunding, Series 2020-C, 2.82%, due 12/1/2042	1,294,118
2,055,000	Grand Parkway Transportation Corp. System Subordinated Tier Toll Revenue Refunding, Series 2020-B, 3.24%, due 10/1/2052	1,387,556
1,410,000	Texas State Private Activity Bond Surface Transportation Corp. Senior Lien Revenue Refunding (North Tarrant Express Managed Lanes Project), Series 2019-B, 3.92%, due 12/31/2049	1,087,438
		5,367,879
Utah 0.0%‡
2,055,000	Utah State Transit Authority Sales Tax Revenue Refunding, Series 2020, 2.77%, due 12/15/2038	1,598,066
Total Municipal Notes (Cost $42,475,186)		31,992,685
Number of Shares

Closed-End Funds 0.0%‡
Investment Companies 0.0%‡
48,204	Neuberger Berman Global Monthly Income Fund Ltd. (Cost $173,875)	4,876 (q)(r)(s)
Exchange-Traded Funds 4.1%
578,342	iShares iBoxx $ Investment Grade Corporate Bond ETF	63,102,896
207,996	iShares JP Morgan USD Emerging Markets Bond ETF	19,316,589
631,165	Neuberger Berman Short Duration Income ETF	32,050,559 (s)
594,088	SPDR Blackstone Senior Loan ETF	24,743,765
1,408,040	SPDR Bloomberg Short Term High Yield Bond ETF	35,806,457
1,167,725	SPDR Portfolio High Yield Bond ETF	27,675,082
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Exchange-Traded Funds – cont'd
2,486,286	VanEck J. P. Morgan EM Local Currency Bond ETF	$61,833,933
Total Exchange-Traded Funds (Cost $264,422,709)		264,529,281
Short-Term Investments 4.5%
Investment Companies 4.5%
296,428,665	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.25%(t) (Cost $296,428,665)	296,428,665
Total Investments 115.8% (Cost $7,572,536,616)		7,561,663,796
Liabilities Less Other Assets (15.8)%		(1,031,833,069)(u)
Net Assets 100.0%		$6,529,830,727

‡	Represents less than 0.05% of net assets of the Fund.

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)	Rate shown was the discount rate at the date of purchase.
(c)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(d)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2025, these securities amounted to $2,569,415,281, which represents 39.3% of net assets of the Fund.

(e)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31,
2025.

(f)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(g)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2025 and changes periodically.
(h)	When-issued security. Total value of all such securities at July 31, 2025 amounted to $89,670,851, which represents 1.3% of net assets of the Fund.
(i)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities
(excluding forward sales contracts, if any) at July 31, 2025 amounted to $1,026,251,634, which represents
15.7% of net assets of the Fund.

(j)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2025 amounted to $540,498,640, which represents 8.3% of net assets of the
Fund.

(k)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(l)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
(m)	Payment-in-kind (PIK) security.
(n)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
July 31, 2025.

(o)	All or a portion of this security was purchased on a delayed delivery basis.
(p)	Defaulted security.
(q)	Value determined using significant unobservable inputs.
(r)
Security fair valued as of July 31, 2025 in accordance with procedures approved by the valuation designee.
Total value of all such securities at July 31, 2025 amounted to $4,876, which represents 0.0% of net assets of the Fund.

(s)	Affiliated company as defined under the Investment Company Act of 1940, as amended (See Note § below).
(t)	Represents 7-day effective yield as of July 31, 2025.
(u)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2025.
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$6,034,495,080	92.4%
United Kingdom	170,320,171	2.6%
Cayman Islands	138,907,155	2.1%
France	107,948,833	1.7%
Germany	82,648,743	1.3%
Spain	76,953,702	1.2%
Mexico	64,335,729	1.0%
Netherlands	48,874,448	0.8%
Canada	47,689,716	0.7%
Italy	44,703,552	0.7%
Brazil	36,926,070	0.6%
Luxembourg	30,030,570	0.5%
Switzerland	29,423,287	0.5%
Sweden	28,091,092	0.4%
Colombia	22,524,939	0.3%
Ireland	21,523,562	0.3%
Australia	18,694,274	0.3%
Romania	15,444,738	0.2%
South Africa	12,953,426	0.2%
Indonesia	12,886,952	0.2%
Jersey	12,148,899	0.2%
Portugal	10,879,031	0.2%
Angola	10,829,362	0.2%
Czech Republic	10,655,607	0.2%
Israel	10,338,930	0.2%
Belgium	10,222,233	0.2%
Peru	9,563,811	0.1%
Hungary	8,254,518	0.1%
Dominican Republic	8,222,445	0.1%
Poland	8,203,617	0.1%
Chile	8,176,235	0.1%
Saudi Arabia	7,479,931	0.1%
Panama	7,309,264	0.1%
Turkey	7,138,060	0.1%
Japan	6,698,398	0.1%
Finland	6,535,898	0.1%
Denmark	6,500,610	0.1%
Cote D'Ivoire	6,155,770	0.1%
Bermuda	5,754,307	0.1%
Oman	5,108,124	0.1%
Argentina	4,705,271	0.1%
Egypt	4,563,027	0.1%
Slovenia	4,225,840	0.1%
Kazakhstan	4,032,010	0.1%
Supranational	3,527,372	0.1%
Ukraine	3,401,140	0.1%
Uruguay	3,207,085	0.1%
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
POSITIONS BY COUNTRY (cont’d)
Country	Investments at Value	Percentage of Net Assets
Other countries, each representing less than 0.05% of net assets of the Fund	$26,022,297	0.0%
Short-Term Investments and Other Liabilities—Net	(735,404,404)	(11.3)%
	$6,529,830,727	100.0%
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At July 31, 2025, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2025	521	Euro-Bobl	$69,724,629	$(113,729)
9/2025	23	Euro-BTP	3,169,659	472
9/2025	64	Euro-Bund	9,472,869	(91,405)
9/2025	7	Euro-Buxl	937,678	(26,081)
9/2025	3	Euro-Oat	422,095	(5,348)
9/2025	498	Euro-Schatz	60,838,371	(205,771)
9/2025	122	Long Gilt	14,848,753	26,538
9/2025	42	U.S. Treasury Long Bond	4,795,875	70,352
9/2025	2,215	U.S. Treasury Note, 10 Year	246,003,437	(186,502)
9/2025	8,762	U.S. Treasury Note, 2 Year	1,813,597,103	(2,894,457)
9/2025	2,870	U.S. Treasury Note, 5 Year	310,453,281	(183,215)
9/2025	252	U.S. Treasury Note, Ultra 10 Year	28,495,687	(18,769)
Total Long Positions			$2,562,759,437	$(3,627,915)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2025	775	Euro-Bobl	$(103,717,058)	$373,637
9/2025	4	Euro-BTP	(551,245)	676
9/2025	19	Euro-Bund	(2,812,258)	28,398
9/2025	6	Euro-Oat	(844,191)	9,139
9/2025	27	Euro-Schatz	(3,298,466)	11,956
9/2025	100	Japanese Bond, 10 Year	(9,153,183)	30,919
9/2025	113	Long Gilt	(13,753,353)	(239,120)
9/2025	1,165	U.S. Treasury Long Bond	(133,028,438)	(2,162,236)
9/2025	17	U.S. Treasury Note, 10 Year	(1,888,063)	(13,590)
9/2025	275	U.S. Treasury Note, 2 Year	(56,920,703)	35,273
9/2025	67	U.S. Treasury Note, Ultra 10 Year	(7,576,234)	44,871
9/2025	1,178	U.S. Treasury Ultra Bond	(138,194,125)	(2,646,539)
Total Short Positions			$(471,737,317)	$(4,526,616)
Total Futures				$(8,154,531)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Forward foreign currency contracts ("forward FX contracts")
At July 31, 2025, open forward FX contracts for the Fund were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	628,207	AUD	958,912	JPM	10/15/2025	$11,135
BRL	15,139,756	USD	2,702,514	GSI	8/4/2025	1,231
BRL	15,139,756	USD	2,658,621	GSI	10/2/2025	5,838
USD	130,231	CAD	177,547	BNP	10/15/2025	1,626
USD	2,359,760	CLP	2,286,913,788	MS	8/5/2025	8,436
USD	2,511,611	CNH	17,854,280	JPM	10/9/2025	23,014
USD	1,527,855	COP	6,391,188,888	CITI	9/17/2025	7,673
CZK	32,351,462	EUR	1,314,370	CITI	8/5/2025	1,966
CZK	261,775	EUR	10,547	CITI	8/5/2025	117
CZK	19,633,836	EUR	796,985	JPM	8/5/2025	1,987
EUR	2,501,579	HUF	995,108,283	GSI	8/5/2025	15,912
EUR	214,820	HUF	87,272,248	CITI	12/17/2025	37
EUR	1,947,907	PLN	8,300,110	BCB	8/5/2025	8,323
USD	1,741,956	EUR	1,483,956	SCB	8/4/2025	48,466
USD	1,418,103	EUR	1,216,338	CITI	8/5/2025	29,927
USD	1,246,889	EUR	1,072,335	CITI	8/5/2025	23,060
USD	629,220	EUR	535,122	CITI	8/5/2025	18,499
USD	79,820	EUR	68,222	CITI	8/5/2025	1,960
USD	525,690	EUR	448,117	GSI	8/5/2025	14,266
USD	935,805	EUR	807,384	JPM	8/5/2025	14,358
USD	176,225	EUR	152,150	GSI	9/3/2025	2,245
USD	1,699,945	EUR	1,483,956	SCB	9/3/2025	3,083
USD	167,733	EUR	142,973	BNP	10/15/2025	3,795
USD	48,940,726	EUR	41,465,106	CITI	10/15/2025	1,395,379
USD	55,910,498	EUR	47,807,978	CITI	10/15/2025	1,092,192
USD	1,971,767	EUR	1,670,583	CITI	10/15/2025	56,218
USD	273,626,515	EUR	232,283,333	GSI	10/15/2025	7,282,289
USD	65,301,127	EUR	55,339,000	GSI	10/15/2025	1,847,486
USD	65,167,972	EUR	55,342,000	GSI	10/15/2025	1,710,892
USD	4,391,077	GBP	3,231,371	CITI	10/15/2025	120,619
USD	7,055,575	GBP	5,255,530	CITI	10/15/2025	110,065
USD	37,484,815	GBP	27,615,157	GSI	10/15/2025	989,664
USD	12,366,135	GBP	9,100,393	JPM	10/15/2025	339,399
HUF	42,481,924	EUR	105,812	BCB	8/5/2025	442
HUF	215,636,030	EUR	534,088	GSI	8/5/2025	5,676
HUF	190,960,561	EUR	473,493	GSI	8/5/2025	4,432
HUF	546,029,768	EUR	1,354,516	JPM	8/5/2025	11,966
USD	7,569,518	HUF	2,592,066,385	GSI	10/15/2025	200,842
USD	897,362	IDR	14,606,007,989	JPM	9/17/2025	13,323
USD	1,422,137	INR	122,115,832	CITI	9/17/2025	30,010
USD	50,702	JPY	7,414,264	DB	10/15/2025	1,141
USD	1,429,896	KRW	1,953,181,313	JPM	9/17/2025	26,754
USD	447,287	KZT	242,331,288	CITI	9/17/2025	4,748
USD	412,224	KZT	224,229,003	CITI	9/17/2025	2,742
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MXN	6	USD	—	BNP	10/15/2025	$—
USD	30,377,631	MXN	571,854,219	CITI	10/15/2025	297,373
USD	90,685	MXN	1,716,920	CITI	12/17/2025	971
USD	781,498	MYR	3,312,457	BCB	9/26/2025	4,211
USD	299,931	PEN	1,069,733	CITI	12/17/2025	3,352
PLN	5,851,108	EUR	1,364,457	MS	8/5/2025	4,070
RON	2,179,700	EUR	423,749	GSI	10/6/2025	2,804
RON	6,706,893	EUR	1,310,868	GSI	10/6/2025	606
USD	—	SEK	1	CITI	10/15/2025	—
USD	1,503,162	SGD	1,921,261	CITI	9/17/2025	18,441
TRY	147,558,363	USD	2,732,851	JPM	5/22/2026	116,949
USD	858,387	TWD	25,236,199	CITI	8/18/2025	14,357
USD	2,292,897	ZAR	40,965,710	CITI	8/12/2025	45,283
USD	1,400,984	ZAR	25,490,373	CITI	8/12/2025	2,435
USD	2,615,972	ZAR	47,317,056	GSI	8/12/2025	19,886
USD	975,303	ZAR	17,693,456	GSI	8/12/2025	4,538
USD	290,948	ZAR	5,166,376	JPM	8/12/2025	7,491
USD	6,552,064	ZAR	117,266,189	GSI	10/15/2025	146,509
ZAR	49,342,490	USD	2,679,434	MS	8/12/2025	27,779
Total unrealized appreciation						$16,210,288
AUD	96	USD	63	DB	10/15/2025	(1)
BRL	13,905,605	USD	2,495,837	BCB	8/4/2025	(12,494)
BRL	1,234,151	USD	224,566	GSI	8/4/2025	(4,164)
USD	2,482,213	BRL	13,905,605	BCB	8/4/2025	(1,130)
USD	220,301	BRL	1,234,151	GSI	8/4/2025	(100)
USD	2,698,656	BRL	15,139,756	GSI	8/4/2025	(5,089)
CAD	1,553,127	USD	1,143,120	CITI	10/15/2025	(18,119)
CLP	2,286,913,788	USD	2,425,058	GSI	8/5/2025	(73,735)
CLP	2,286,913,788	USD	2,359,443	MS	12/17/2025	(8,135)
COP	6,391,188,888	USD	1,534,512	CITI	8/5/2025	(7,764)
USD	1,511,283	COP	6,391,188,888	CITI	8/5/2025	(15,465)
CZK	31,178,452	EUR	1,266,708	CITI	9/17/2025	(489)
DKK	6,278,370	USD	993,554	CITI	10/15/2025	(28,382)
EUR	2,106,047	CZK	52,247,073	SCB	8/5/2025	(22,165)
EUR	1,312,210	CZK	32,351,462	CITI	9/17/2025	(1,958)
EUR	1,210,133	PLN	5,193,882	CITI	8/5/2025	(4,824)
EUR	1,483,956	USD	1,696,562	SCB	8/4/2025	(3,073)
EUR	535,948	USD	631,817	CITI	8/5/2025	(20,153)
EUR	633,872	USD	748,878	CITI	8/5/2025	(25,456)
EUR	1,097,295	USD	1,268,631	JPM	8/5/2025	(16,316)
EUR	1,076,507	USD	1,259,715	JPM	8/5/2025	(31,125)
EUR	803,896	USD	949,745	JPM	8/5/2025	(32,279)
EUR	1,216,338	USD	1,420,861	CITI	9/3/2025	(30,013)
EUR	1,212,535	USD	1,430,367	CITI	10/15/2025	(40,032)
EUR	7,403,437	USD	8,733,464	CITI	10/15/2025	(244,424)
EUR	2,645,517	USD	3,116,392	GSI	10/15/2025	(82,950)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
EUR	14,228,000	USD	16,415,555	GSI	10/15/2025	$(101,231)
EUR	14,006,000	USD	16,244,033	GSI	10/15/2025	(184,261)
EUR	13,877,000	USD	16,230,539	GSI	10/15/2025	(318,684)
EUR	13,877,000	USD	16,319,546	GSI	10/15/2025	(407,691)
EUR	27,611,000	USD	32,477,439	GSI	10/15/2025	(817,697)
GBP	611,151	USD	821,233	CITI	10/15/2025	(13,558)
GBP	2,065,395	USD	2,810,941	CITI	10/15/2025	(81,392)
GBP	720,245	USD	977,668	GSI	10/15/2025	(25,819)
HUF	995,108,283	EUR	2,462,498	GSI	12/17/2025	(15,442)
IDR	37,220,717,383	USD	2,280,912	CITI	9/17/2025	(28,102)
INR	122,118,885	USD	1,422,595	CITI	9/17/2025	(30,433)
JPY	6,602,980	USD	45,154	DB	10/15/2025	(1,016)
JPY	3,847,516,517	USD	26,571,568	JPM	10/15/2025	(852,602)
KRW	1,953,181,313	USD	1,431,067	CITI	9/17/2025	(27,925)
KRW	2,117,091,335	USD	1,561,181	CITI	9/17/2025	(40,288)
KRW	771,906,041	USD	562,252	GSI	9/17/2025	(7,724)
KZT	201,903,432	USD	381,490	GSI	9/17/2025	(12,779)
KZT	727,589,215	USD	1,351,141	JPM	9/17/2025	(22,436)
KZT	276,755,042	USD	518,754	MS	9/17/2025	(13,351)
KZT	262,765,018	USD	484,806	GSI	11/13/2025	(14,075)
KZT	262,765,019	USD	483,691	SCB	11/13/2025	(12,960)
MXN	1,716,920	USD	92,024	CITI	8/5/2025	(1,024)
MXN	29,301,368	USD	1,568,220	CITI	8/5/2025	(15,183)
USD	1,622,097	MXN	31,018,288	JPM	8/5/2025	(21,940)
MYR	9,871,703	USD	2,339,665	GSI	9/26/2025	(23,214)
NOK	40	USD	4	DB	10/15/2025	—
PEN	1,069,733	USD	301,105	CITI	8/5/2025	(3,347)
USD	294,202	PEN	1,069,733	GSI	8/5/2025	(3,556)
PHP	84,437,977	USD	1,493,789	CITI	9/17/2025	(45,292)
PLN	7,642,884	EUR	1,794,837	GSI	8/5/2025	(9,001)
PLN	8,300,110	EUR	1,938,801	BCB	10/1/2025	(8,303)
TWD	25,197,298	USD	864,844	CITI	8/18/2025	(22,115)
USD	403,060	ZAR	7,378,081	HSBC	8/12/2025	(1,744)
ZAR	16,927,114	USD	940,927	CITI	8/12/2025	(12,208)
ZAR	16,780,311	USD	944,814	CITI	8/12/2025	(24,150)
ZAR	5,436,670	USD	307,316	GSI	8/12/2025	(9,029)
ZAR	25,772,888	USD	1,445,602	GSI	8/12/2025	(31,553)
ZAR	26,434,031	USD	1,484,813	HSBC	8/12/2025	(34,490)
ZAR	3,317,548	USD	184,751	JPM	8/12/2025	(2,731)
ZAR	40,965,710	USD	2,285,204	CITI	9/30/2025	(45,164)
Total unrealized depreciation						$(4,073,345)
Total net unrealized appreciation						$12,136,943
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Bond forward contracts ("bond forwards")
At July 31, 2025, bond forwards for the Fund were as follows:
Counterparty	Reference Entity	Notional Amount	Expiration Date	Unrealized Appreciation/ (Depreciation)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.75%, due 2/15/2042	$2,000,000	8/22/2025	$1,384
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.75%, due 2/15/2045	1,000,000	8/22/2025	357
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.00%, due 2/15/2048	2,450,000	8/22/2025	367
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.50%, due 2/15/2053	3,000,000	8/22/2025	188
Total unrealized appreciation				$2,296
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 10/15/2026	3,000,000	8/22/2025	(2,817)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.63%, due 10/15/2027	2,500,000	8/22/2025	(15,483)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.25%, due 4/15/2028	6,000,000	8/22/2025	(30,450)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.88%, due 1/15/2029	5,000,000	8/22/2025	(6,749)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 1/15/2030	7,750,000	8/22/2025	(2,024)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 1/15/2032	4,500,000	8/22/2025	(411)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.13%, due 1/15/2033	6,000,000	8/22/2025	(6,347)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.75%, due 1/15/2034	6,000,000	8/22/2025	(9,200)
GSI	U.S. Treasury Inflation-Indexed Bonds, 2.13%, due 1/15/2035	2,500,000	8/22/2025	(6,097)
Total unrealized depreciation				$(79,578)
Total net unrealized depreciation				$(77,282)
Credit default swap contracts ("credit default swaps")
At July 31, 2025, the Fund had outstanding credit default swaps as follows:
Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Paid by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	iTraxx Europe Crossover Ser. 43 V1	EUR	1,125,000	5.00%	3M	6/20/2030	$(102,524)	$(23,063)	$(7,489)	$(133,076)

Interest rate swap contracts ("interest rate swaps")
At July 31, 2025, the Fund had outstanding interest rate swaps as follows:
Centrally cleared interest rate swaps
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	BRL	173,205,000	Pay	1D CDI	13.45%	T/T	1/2/2031	$(216,832)	$(23,580)	$(240,412)
LCH	EUR	1,000,000	Pay	€STR	1.98%	1Y/1Y	4/3/2028	1,525	(521)	1,004
LCH	EUR	520,000	Pay	€STR	2.15%	1Y/1Y	4/2/2030	840	65	905
LCH	EUR	206,577	Receive	6M EURIBOR	0.05%	6M/1Y	4/13/2031	29,801	1,532	31,333
LCH	EUR	404,461	Pay	6M EURIBOR	2.22%	1Y/6M	8/30/2032	(8,771)	4,686	(4,085)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	EUR	117,250	Pay	€STR	2.46%	1Y/1Y	4/2/2035	$(103)	$156	$53
LCH	EUR	415,000	Pay	€STR	2.39%	1Y/1Y	6/23/2035	(4,082)	236	(3,846)
LCH	EUR	176,000	Receive	€STR	2.54%	1Y/1Y	6/23/2055	7,638	(134)	7,504
Total								$(189,984)	$(17,560)	$(207,544)
Inflation swap contracts ("inflation swaps")
At July 31, 2025, the Fund had outstanding inflation swaps as follows:
Centrally cleared inflation swaps
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	EUR	670,000	Receive	CPTFEMU	1.42%	T/T	4/15/2031	$185,655	$(55,697)	$129,958
LCH	USD	26,425,000	Pay	CPURNSA	2.58%	T/T	12/2/2026	(168,934)	(66,680)	(235,614)
LCH	USD	10,970,000	Receive	CPURNSA	2.47%	T/T	12/2/2029	78,008	35,137	113,145
Total								$94,729	$(87,240)	$7,489
Total return basket swap contracts ("total return basket swaps")
At July 31, 2025, the Fund had outstanding total return basket swaps(a) as follows:
Over-the-counter total return basket swaps—Long(b)

Counterparty	Reference Entity	Effective Variable Rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
GSI	GSUCNTI2	4.77%	0.38%	SOFR	1M/T	9/26/2025	$28,650
(a) The following table represents required component disclosures associated with the total return basket swaps:
Reference Entity	Principal Amount	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSUCNTI2
Citigroup, Inc., 6.02%, due 1/24/2036	9,660	$1,018,327	$6,409	22.3%
Southern Co., 4.00%, due 1/15/2051	6,582	674,299	5,339	14.8%
Occidental Petroleum Corp., 6.05%, due 10/1/2054	6,664	622,625	3,504	13.7%
AT&T, Inc., 3.5%, due 9/15/2053	8,945	611,357	4,189	13.4%
Pacific Gas & Electric Co., 5.70%, due 3/1/2035	4,011	407,281	2,610	8.9%
Wells Fargo & Co., 6.49%, due 10/23/2034	3,586	396,982	2,454	8.7%
Uber Technologies, Inc., 5.35%, due 9/15/2054	3,243	308,370	1,972	6.8%
JPMorgan Chase & Co., 2.18%, due 6/1/2028	2,383	231,389	2,189	5.1%
EOG Resources, Inc., 5.65%, due 12/1/2054	1,044	102,785	647	2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.70%, due 4/1/2051	1,382	93,356	610	2.1%
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Reference Entity	Principal Amount	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSUCNTI2 (cont’d)
Campbell's Co., 5.40%, due 3/21/2034	826	$85,534	$579	1.9%
		$4,552,305	$30,502
Accrued Net Interest Receivable/(Payable)			(1,852)
Total Return Basket Swaps, at Value			$28,650

(b)
The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity. The receipts may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.

(c)	Effective rate at July 31, 2025.
Total return swap contracts ("total return swaps")
At July 31, 2025, the Fund had outstanding total return swaps as follows:
Over-the-counter total return swaps—Long(a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	iShares iBoxx $ High Yield Corp. Bond ETF	USD	92,038,074	9/11/2025	4.79%	0.40%	SOFR	T/T	$893,129	$(203,475)	$689,654
GSI	iShares iBoxx $ High Yield Corp. Bond ETF	USD	73,827,262	10/17/2025	4.14%	(0.25)%	SOFR	T/T	220,434	(116,552)	103,882
JPM	iShares iBoxx $ Investment Grade Corporate Bond ETF	USD	61,421,511	8/22/2025	3.94%	(0.45)%	SOFR	T/T	1,593,098	22,413	1,615,511
Total									$2,706,661	$(297,614)	$2,409,047

(a)	The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity.
(b)	Effective rate at July 31, 2025.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
U.S. Treasury Obligations	$—	$722,148,952	$—	$722,148,952
U.S. Government Agency Securities	—	3,215,055	—	3,215,055
Mortgage-Backed Securities#	—	3,164,300,431	—	3,164,300,431
Asset-Backed Securities#	—	757,142,377	—	757,142,377
Corporate Bonds#	—	2,044,657,113	—	2,044,657,113
Loan Assignments#	—	28,082,519	—	28,082,519
Foreign Government Securities	—	249,161,842	—	249,161,842
Municipal Notes#	—	31,992,685	—	31,992,685
Investment Companies	—	—	4,876	4,876
Exchange-Traded Funds	264,529,281	—	—	264,529,281
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Asset Valuation Inputs (cont’d)	Level 1	Level 2	Level 3(a)	Total
Short-Term Investments	$—	$296,428,665	$—	$296,428,665
Total Investments	$264,529,281	$7,297,129,639	$4,876	$7,561,663,796

#	The Schedule of Investments provides information on the industry, state/territory or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other Reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2025
Investments in Securities:
Investment Companies(1)	$—	$—	$—	$3	$—	$(34)	$36	$—	$5	$3
Total	$—	$—	$—	$3	$—	$(34)	$36	$—	$5	$3
(1) At July 31, 2025, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2025:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$632,231	$—	$—	$632,231
Liabilities	(8,786,762)	—	—	(8,786,762)
Forward FX Contracts@
Assets	—	16,210,288	—	16,210,288
Liabilities	—	(4,073,345)	—	(4,073,345)
Bond Forwards@
Assets	—	2,296	—	2,296
Liabilities	—	(79,578)	—	(79,578)
Swaps
Assets	—	2,721,599	—	2,721,599
Liabilities	—	(617,033)	—	(617,033)
Total	$(8,154,531)	$14,164,227	$—	$6,009,696

@	Futures, forward FX contracts and bond forwards are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
§   Investments in Affiliates(a):
	Value at October 31, 2024	Purchases	Sales/ Other Reductions(b)	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons(c)	Shares Held at July 31, 2025	Value at July 31, 2025
Strategic Income
Neuberger Berman Global Monthly Income Fund Ltd.	$35,740	$—	$(33,913)	$3,049	$—	$—	48,204	$4,876
Neuberger Berman Short Duration Income ETF	—	32,055,923	—	(5,364)	—	—	631,165	32,050,559
Total for affiliates held as of 7/31/25(d)	$35,740	$32,055,923	$(33,913)	$(2,315)	$—	$—		$32,055,435

(a)	Affiliated persons, as defined in the Investment Company Act of 1940, as amended.
(b)	Amount represents a liquidation payment received from Neuberger Berman Global Monthly Income Fund Ltd.
(c)	Distributions received include distributions from net investment income and net realized capital gains, if any, from other investment companies managed by NBIA.
(d)	At July 31, 2025, the value of this security amounted to 0.5% of the net assets of the Fund.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

July 31, 2025
Notes to Schedule of Investments Income Funds (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman Core Bond Fund ("Core Bond"), Neuberger Berman Emerging Markets Debt Fund ("Emerging Markets Debt"), Neuberger Berman Floating Rate Income Fund ("Floating Rate Income"), Neuberger Berman High Income Bond Fund ("High Income"), Neuberger Berman Municipal High Income Fund ("Municipal High Income"), Neuberger Berman Municipal Impact Fund ("Municipal Impact"), Neuberger Berman Municipal Intermediate Bond Fund ("Municipal Intermediate Bond") and Neuberger Berman Strategic Income Fund ("Strategic Income") (each individually a "Fund," and collectively, the "Funds") are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, closed-end funds and exchange-traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds' investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Notes to Schedule of Investments Income Funds (Unaudited)  (cont’d)
U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.
Emerging Markets Debt and Foreign Government Securities. Inputs used to value emerging markets debt and foreign government securities generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.
The value of credit linked notes is determined by obtaining a valuation from a calculation agent and is primarily based on the underlying reference security (Level 2 inputs).
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
The value of bond forward contracts is determined by Management by obtaining valuations from independent pricing services using a model that considers the current price of the underlying bond and the forward curve (Level 2 inputs).
The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (Level 2 inputs).
The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).
The value of inflation swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying inflation rates including forward inflation expectation rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying forward inflation curve and reference rate (Level 2 inputs).
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Notes to Schedule of Investments Income Funds (Unaudited)  (cont’d)
The value of forward foreign currency contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).
The value of total return swaps and total return basket swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Funds' Board of Trustees designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to evaluate the prices of foreign debt securities as of the time at which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Notes to Schedule of Investments Income Funds (Unaudited)  (cont’d)

The Funds may enter into certain credit agreements all or a portion of which may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion.
As of July 31, 2025, the value of unfunded loan commitments was $1,439,297 for Floating Rate Income, pursuant to the following loan agreements:
Floating Rate Income
Borrower	Principal Amount	Value
Air Comm Corp. LLC, Term Loan DD, (3 mo. USD Term SOFR + 1.00%), 1.00%, due 12/11/2031(a)	$111,462	$111,461 (b)
Amspec Parent LLC, Term Loan DD, (3 mo. USD Term SOFR + 1.00%), 1.00%, due 12/22/2031(a)	114,800	115,230
Archkey Solutions LLC, Term Loan DD B, (3 mo. USD Term SOFR + 4.75%), 4.75%, due 11/1/2031(a)	77,069	77,467
Clydesdale Acquisition Holdings, Inc., Term Loan DD, (3 mo. USD Term SOFR + 1.63%), 1.63%, due 4/1/2032(a)	30,333	30,305
CohnReznick LLP, Term Loan DD, (3 mo. USD Term SOFR), due 3/31/2032(a)	300,752	300,376
Hanger, Inc., Term Loan DD, (1 mo. USD Term SOFR + 3.50%), 3.50%, due 10/23/2031(a)	154,164	154,516
Kaman Corp., Term Loan DD, (3 mo. USD Term SOFR + 1.00%), 1.00%, due 2/26/2032(a)	164,045	164,096
MRP Buyer LLC, Term Loan DD, (3 mo. USD Term SOFR), due 6/4/2032(a)	208,306	204,532
Raven Acquisition Holdings LLC, Term Loan DD, (3 mo. USD Term SOFR + 3.25%), 3.25%, due 11/19/2031(a)	149,000	148,887
Sauer Brands, Inc., Term Loan DD, (3 mo. USD Term SOFR + 1.63%), 1.63%, due 2/19/2032(a)	131,897	132,427

(a)
Position is a delayed draw term loan which may be partially or fully unfunded. In accordance with the underlying credit agreement, the interest rate shown reflects the unfunded rate as of July 31, 2025.

(b)	Value determined using significant unobservable inputs.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Notes to Schedule of Investments Income Funds (Unaudited) (cont'd)
Legend

Clearinghouses:
CME	= CME Group, Inc.
ICE CC	= ICE Clear Credit LLC
LCH	= LCH Clearnet Limited
Counterparties:
BCB	= Barclays Bank PLC
BNP	= BNP Paribas SA
CITI	= Citibank, N.A.
DB	= Deutsche Bank AG
GSI	= Goldman Sachs International
HSBC	= HSBC Bank plc
JPM	= JPMorgan Chase Bank N.A.
MS	= Morgan Stanley Capital Services LLC
SCB	= Standard Chartered Bank
SSB	= State Street Bank and Trust Company
Index Periods/Payment Frequencies:
1D	= 1 Day
7D	= 7 Days
1M	= 1 Month
3M	= 3 Months
6M	= 6 Months
1Y	= 1 Year
T	= Termination
Non-Deliverable Forward Contracts:
ARS	= Argentine Peso
BRL	= Brazilian Real
CLP	= Chilean Peso
COP	= Colombian Peso
EGP	= Egyptian Pound
IDR	= Indonesian Rupiah
INR	= Indian Rupee
KRW	= South Korean Won
KZT	= Kazakhstani Tenge
MYR	= Malaysian Ringgit
NGN	= Nigerian Naira
PEN	= Peruvian Nuevo Sol
PHP	= Philippine Peso
TWD	= Taiwan Dollar
Other Abbreviations:
CJSC	= Closed Joint Stock Company
JSC	= Joint Stock Company
Management	= Neuberger Berman Investment Advisers LLC
PJSC	= Public Joint Stock Company
Reference Rate Benchmarks:
€STR	= Euro Short Term Rate
BUBOR	= Budapest Interbank Offered Rate
CETIP	= Overnight Brazil Interbank Deposit Rate
Reference Rate Benchmarks: (cont’d)
CNRR007	= China Fixing Rate Repo Rates 7 Day
CPTFEMU	= Eurostat Eurozone Harmonised Indices of Consumer Prices Ex Tobacco Unrevised Series NSA
CPURNSA	= US CPI Urban Consumers NSA
EURIBOR	= Euro Interbank Offered Rate
F-TIIE	= Mexican Overnight TIIE Funding Rate
KWCDC	= South Korean Won Certificate of Deposit Rate
SOFR	= Secured Overnight Financing Rate
THOR	= Thai Overnight Repurchase Rate
WIBOR	= Poland Warsaw Interbank Offered Rate

Currency Abbreviations:
ARS	= Argentina Peso
AUD	= Australian Dollar
BRL	= Brazilian Real
CAD	= Canadian Dollar
CLP	= Chilean Peso
CNH(a)	= Chinese Yuan Renminbi
CNY(a)	= Chinese Yuan Renminbi
COP	= Colombian Peso
CZK	= Czech Koruna
DKK	= Denmark Krone
DOP	= Dominican Peso
EGP	= Egyptian Pound
EUR	= Euro
GBP	= Pound Sterling
HUF	= Hungarian Forint
IDR	= Indonesian Rupiah
INR	= Indian Rupee
JPY	= Japanese Yen
KRW	= South Korean Won
KZT	= Kazakhstani Tenge
MXN	= Mexican Peso
MYR	= Malaysia Ringgit
NGN	= Nigeria Naira
NOK	= Norway Krone
PEN	= Peruvian Nuevo Sol
PHP	= Philippine Peso
PLN	= Polish Zloty
RON	= Romanian New Leu
SEK	= Sweden Krona
SGD	= Singapore Dollar
THB	= Thai Baht
TRY	= Turkish Lira
TWD	= Taiwan Dollar
USD	= United States Dollar
UYU	= Uruguayan Peso
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Currency Abbreviations: (cont’d)
ZAR	= South African Rand
(a)  There is one official currency held in China, the Chinese Yuan Renminbi. CNY is traded onshore, in mainland China and CNH is traded offshore, mainly in the Hong Kong market, each at a different exchange rate.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.